Asfiled with the  Securities and Exchange  Commission on August 21,  1998
     Securities Act File No. 33-68666 Investment Company Act File No. 811-8004

==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X


         Pre-Effective Amendment No.
         Post-Effective Amendment No.  11                                  X

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                             X
         Amendment No.   13                                                X

                                 Alleghany Funds
               (Exact Name of Registrant as Specified in Charter)

                             171 North Clark Street
                             Chicago, Illinois 60610
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 223-2139


Name and Address of Agent for Service:                Copies to:
Kenneth C. Anderson, President                        Paul H. Dykstra, Esq.
Alleghany Funds                                       Gardner, Carton & Douglas
171 North Clark Street                                321 North Clark Street
Chicago, Illinois  60610                              Chicago, Illinois  60610

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the Registration Statement.

         It is proposed that this filing will become effective:

  immediately upon filing pursuant to paragraph (b), or on __________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1), or on pursuant to paragraph (a)(1)
X 75 days after filing pursuant to paragraph (a)(2) on __________ pursuant to paragraph (a)(2) of Rule 485

                                 ALLEGHANY FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)

                   ALLEGHANY CHICAGO TRUST SMALLCAP VALUE FUND
                    ALLEGHANY VEREDUS AGGRESSIVE GROWTH FUND



Part A.
Item No.                                                                        Prospectus Caption

1.       Cover Page                                                             Cover Page

2.       Synopsis                                                               Prospectus Summary;
                                                                                Expense Information

3.       Condensed Financial Information                                        Not Applicable

4.       General Description of Registrant                                      Investment Objectives and Policies;
                                                                                Investment Strategies and Risk
                                                                                Considerations

5.       Management of the Fund                                                 Management of the Funds

5A.      Management's Discussion                                                Not Applicable
         of Fund Performance

6.       Capital Stock and Other Securities                                     Net Asset Value;
                                                                                Dividends and Taxes;
                                                                                General Information

7.       Purchase of Securities Being Offered                                   Purchase of Shares; Exchange of Shares; Account
                                                                                Options; Distribution Plans

8.       Redemption or Repurchase                                               Redemption of Shares

9.       Legal Proceedings                                                      Not Applicable







N-1A                                                                            Statement of Additional
Item No. Information Caption

10.      Cover Page                                                             Cover Page

11.      Table of Contents                                                      Table of Contents

12.      General Information and History                                        Covered in Part A

13.      Investment Objectives and Policies                                     Investment Policies and Risk
                                                                                Considerations; Investment
                                                                                Restrictions; Portfolio Transactions
                                                                                and Brokerage Commissions

14.      Management of the Fund                                                 Trustees and Officers

15.      Principal Holders of Securities                                        Principal Holders of Securities

16.      Investment Advisory and Other Services                                 Investment Advisory and Other
                                                                                Services

17.      Brokerage Allocation                                                   Portfolio Transactions
                                                                                and Brokerage Commissions

18.      Capital Stock and Other Securities                                     Other Information

19.      Purchase, Redemption, and
         Pricing of Securities Being Offered                                    Covered in Part A


20.      Tax Status                                                             Taxes

21.      Underwriters                                                           Covered in Part A

22.      Calculations of Performance Data                                       Performance Information

23.      Financial Statements                                                   Audited Financials dated 10/31/97





                          Part C -- OTHER INFORMATION:

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                 ALLEGHANY FUNDS

The purpose of this Post-Effective Amendment filing is to (i) add two new series to the Alleghany Funds, namely, Alleghany Chicago Trust SmallCap Value Fund and Alleghany Veredus Aggressive Growth Fund and (ii) to combine the Statement of Additional Information filed with the Securities and Exchange Commission in Post-Effective Amendment No. 10 on February 27, 1998 to include the two new series.

                                     PART A

The Prospectus for Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund and Chicago Trust Money Market Fund is incorporated by reference to Post-Effective Amendment No. 10, as filed with the Securities and Exchange Commission on February 27, 1998.

                                   PROSPECTUS
                               (with application)


                              ______________, 1998





                   Alleghany/Chicago Trust SmallCap Value Fund

                    Alleghany/Veredus Aggressive Growth Fund





                                 ALLEGHANY FUNDS


                  The Chicago Trust Company, Investment Advisor
                Veredus Asset Management LLC, Investment Advisor
                                 (800) 992-8151

                                 ALLEGHANY FUNDS
                             171 North Clark Street
                                Chicago, IL 60601
                                 (800) 992-8151
              Website: http://www.alleghanyfunds.chicago-trust.com

                                   PROSPECTUS
                             _________________, 1998


         Alleghany Funds (the "Company") is a no-load, open-end management investment company which consists of ten separate diversified investment series designed to offer investors a variety of investment opportunities. This Prospectus pertains only to Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund (each a "Fund" and collectively, the "Funds"). Each Fund has distinct investment objectives and policies.

         Alleghany/Chicago Trust SmallCap Value Fund is advised by The Chicago Trust Company ("Chicago Trust") and Alleghany/Veredus Aggressive Growth Fund is advised by Veredus Asset Management LLC ("Veredus").

         Alleghany/Chicago Trust SmallCap Value Fund seeks long-term total return through investment primarily in common stocks of small companies, based on revenues and/or market capitalization, domiciled in the United States which Chicago Trust believes offer exceptional relative value at attractive prices.

         Alleghany/Veredus Aggressive Growth Fund seeks capital appreciation through investment primarily in equity securities of companies whose earnings are growing at an accelerating rate.

         Shares of each Fund are purchased and redeemed without any purchase or redemption charge imposed by the Company, although institutions may charge their customers for services provided in connection with their investments.

         Shares of the Funds are not deposits, obligations of, or endorsed by any bank, and are not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in a Fund involves investment risks, including the possible loss of principal.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in either of the above Funds. Investors should read and retain this Prospectus for future reference. Additional information about the Funds is contained in the Statement of Additional Information dated ____________, 1998, as supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials in the SEC's Internet Website (http://www.sec.gov). The Statement of Additional Information is incorporated by reference into this Prospectus and is available upon request and without charge from the Company, at the addresses and telephone numbers below.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Alleghany Funds                                  Investment Advisors:
171 North Clark Street                           The Chicago Trust Company
Chicago, IL  60601-3294                          171 North Clark Street
(800) 992-8151                                   Chicago, IL  60601-3294

                                                 Veredus Asset Management LLC
                                                 6900 Bowling Blvd., Suite 250
                                                 Louisville, KY  40207

                                                 (800) 992-8151

                                TABLE OF CONTENTS

                                                                           Page
PROSPECTUS SUMMARY.........................................................  4


EXPENSE INFORMATION........................................................  5

INVESTMENT OBJECTIVES AND POLICIES.........................................  7

         Alleghany/Chicago Trust SmallCap Value Fund.......................  7

         Alleghany/Veredus Aggressive Growth Fund..........................  7

INVESTMENT STRATEGIES AND RISK CONSIDERATIONS..............................  8

MANAGEMENT OF THE FUNDS.................................................... 13

PORTFOLIO MANAGEMENT METHODS............................................... 14

ADMINISTRATION OF THE FUNDS................................................ 17

PURCHASE OF SHARES......................................................... 18

EXCHANGE OF SHARES......................................................... 19

REDEMPTION OF SHARES....................................................... 20

ACCOUNT OPTIONS............................................................ 21

DISTRIBUTION PLAN.......................................................... 22

NET ASSET VALUE............................................................ 22

DIVIDENDS AND TAXES........................................................ 23

PERFORMANCE OF THE FUNDS................................................... 24

GENERAL INFORMATION........................................................ 24

                                    APPENDIX

DEBT RATINGS............................................................... 26


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                               PROSPECTUS SUMMARY

The Funds

         The Company is an open-end, management investment company commonly known as a mutual fund. The Company was established as a Delaware business trust on September 10, 1993. The Company currently offers ten separate series of shares. This Prospectus offers only shares of Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund.

Investment Definitions

         Equity   Securities--The   term  "equity  securities"  as  used  herein
typically refers to common stock or preferred stock, which represent a stockholder's equity or ownership of shares in a company.

         Debt Securities--Examples of "debt securities" are bills, notes and bonds, each representing a promise by the issuer to re-pay a debt which is generally secured by the assets of such issuer. Also in this investment category are debentures, which are bonds or promissory notes that are backed by the general credit of the issuer, but not secured by specific assets of such issuer.

         Convertible Features--Equity or debt securities purchased by the Funds may have "convertible" features, whereby they can be exchanged for another class of securities, according to the terms of their respective issuers.

         Short-term Instruments--"Short-term (or money market) instruments" are generally private or Government obligations with maturities of one year or less and may include (but are not limited to) certificates of deposit, bankers' acceptances, corporate commercial paper, and Government obligations.

         Derivative Investments--The term "derivatives" has been used to identify a range and variety of financial categories. In general, a derivative is commonly defined as a financial instrument whose performance is derived, at least in part, from the performance of an underlying asset, such as a specific security or an index of securities. Derivatives, which may be used from time to time by the Funds and the investment risks associated with such instruments, are discussed in detail under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."

Investment Objectives of the Funds

         Alleghany/Chicago Trust SmallCap Value Fund seeks to provide long-term total return. In seeking to achieve its investment objective, the Fund invests primarily in common stocks of small companies, based on revenues and/or market capitalization, domiciled in the United States which Chicago Trust believes offer exceptional relative value at attractive prices.

         Alleghany/Veredus Aggressive Growth Fund seeks capital appreciation. In seeking to achieve its investment objective, the Fund invests primarily in equity securities of companies whose earnings are growing at an accelerating rate.

How to Purchase Shares

         The minimum initial investment for regular accounts (other than Individual Retirement Accounts ("IRAs") and Uniform Gift to Minor Accounts ("UGMAs")) is $2,500 for each Fund, and the minimum subsequent investment is $50, except for accounts opened through a fund network. In such case, the minimums of the fund network will apply. The minimum initial investment for IRAs and UGMAs is $500, and the minimum subsequent investment for IRAs and UGMAs is $50. The minimum initial and subsequent investment for those enrolled in the Automatic Investment Plan is $50. The Funds do not impose any sales load, redemption or exchange fees. Each Fund has a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "DISTRIBUTION PLAN." The public offering price for shares of each of the Funds is the net asset value per share next determined after receipt of a purchase order in proper form. See "PURCHASE OF SHARES," "ACCOUNT OPTIONS" and "GENERAL INFORMATION."

How to Redeem Shares

     Shares of each Fund may be redeemed at the net asset value per share of the Fund next determined after receipt of a redemption request in proper form. Signature guarantees may be required. See "REDEMPTION OF SHARES."

Dividends

         Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareowners. Distributions of net capital gains, if any, will be made annually. All distributions are reinvested at net asset value, in additional full and fractional shares of the respective Fund unless and until the shareowner notifies the Transfer Agent in writing requesting payments in cash.

         Each Fund declares and pays dividends, if any, quarterly. See "DIVIDENDS AND TAXES."

Management of the Funds

         Chicago Trust, 171 North Clark Street, Chicago, Illinois 60601, an Illinois corporation, provides investment advisory services to the Alleghany/Chicago Trust SmallCap Value Fund. As of June 30, 1998, Chicago Trust managed approximately $8.5 billion in assets primarily for pension and profit sharing accounts, individuals, families, and insurance companies.

         Veredus, 6900 Bowling Blvd., Suite 250, Louisville, Kentucky 40207, provides investment advisory services to Alleghany/Veredus Aggressive Growth Fund. As of June 30, 1998, Veredus managed approximately $65.7 million in assets primarily for institutional clients.

         First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Funds' Distributor. Bankers Trust Company, 16 Wall Street, New York, New York 10005, serves as the Custodian of the Funds' assets. Chicago Trust serves as the Funds' Administrator. First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109, serves as the Funds' Sub-Administrator. First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, serves as the Funds' Transfer Agent.

                               EXPENSE INFORMATION

Shareowner Transaction Expenses for the Fund:

Maximum Sales Load Imposed on Purchases.................................  None

Maximum Sales Load Imposed on Reinvested Dividends......................  None

Maximum Deferred Sales Load.............................................  None

Redemption Fees.........................................................  None

Exchange Fees...........................................................  None

     If you want to redeem shares by wire transfer, the Funds' Transfer Agent charges a fee, currently $20.00, for each wire redemption. Institutions may independently charge fees for shareowner transactions or for advisory services; please see their materials for details.

Estimated Annual Fund Operating Expenses as a Percentage of Average Net Assets:

                                                                                              Net Expense Ratio
                                          Investment                        Other              After Advisors'
                                         Advisory Fees                     Expenses         Voluntary Fee Waivers
                                        After Voluntary    12b-1       After Voluntary      and Reimbursement (1)
               FUND (1)                  Fee Waivers       Fees      Reimbursements (2)
               ---------                 -----------       ----      ------------------
Alleghany/Chicago Trust                      0.60%         0.25%            0.55%                   1.40%
   SmallCap Value Fund
Alleghany/Veredus                            0.60%         0.25%            0.55%                   1.40%
   Aggressive Growth Fund


(1) The above table reflects the investment advisors' voluntary undertakings to waive investment advisory fees and/or reimburse each Fund expenses exceeding the limits shown. Absent such fee waivers and reimbursement of expenses, the estimated investment advisory fees, other expenses, and total operating expenses, respectively, would be as follows: 1.00%, 0.25%, and 0.55% for the Alleghany/Chicago Trust SmallCap Value Fund and 1.00%, 0.25%, and 0.55% for Alleghany/Veredus Aggressive Growth Fund.

(2) Other expenses for each Fund are based on estimated amounts for the current fiscal year.

         Long-term shareowners may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

EXAMPLE:

         Based on the level of estimated expenses listed above after waivers and reimbursements, the total expenses relating to an investment of $1,000 would be as follows, assuming a 5% annual return and redemption at the end of each time period.

Name of Fund                                               1 Year       3 Years
------------                                               ------       -------

Alleghany/Chicago Trust SmallCap Value Fund                 $14           $41

Alleghany/Veredus Aggressive Growth Fund                    $14           $41

         The   foregoing   tables  are   designed  to  assist  the  investor  in
understanding the various costs and expenses that a shareowner will bear directly or indirectly. While the example assumes a 5% annual return, each Funds' actual performance will vary and may result in actual returns greater or less than 5%. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Performance Measures

         From time to time, the Funds may advertise performance measures as set forth under "PERFORMANCE OF THE FUNDS." Performance measures are based on historical earnings and are not intended to indicate future performance.

Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. The Alleghany/Chicago Trust SmallCap Value Fund is expected to have portfolio turnover below 150%. In any event, portfolio turnover is not expected to exceed 200% in the Alleghany/Chicago Trust SmallCap Value Fund and 300% in the Alleghany/Veredus Aggressive Growth Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of the Fund. Unless otherwise stated in this Prospectus or the Statement of Additional Information, each Fund's investment policies are not fundamental and may be changed without shareowner approval. While a non-fundamental policy or restriction may be changed by the Trustees of the Company without shareowner approval, the Funds intend to notify shareowners before making any change in any such policy or restriction. Fundamental policies may not be changed without shareowner approval.

         The Funds strive to attain their investment objectives, but there can, of course, be no assurance that they will do so. Please refer to the policies and risk disclosures more fully described under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS." Additional investment policies and restrictions are described in the Statement of Additional Information.

ALLEGHANY/CHICAGO TRUST SMALLCAP VALUE FUND

         Alleghany/Chicago Trust SmallCap Value Fund seeks long-term total return through investment primarily in common stocks of small companies, based on revenues and/or market capitalization, domiciled in the United States which Chicago Trust believes offer exceptional relative value and attractive prices. The Fund's total return will likely be primarily composed of capital appreciation. The Fund will be invested primarily in equities listed on stock exchanges or traded in over-the-counter markets in the U.S.

         Except for defensive or liquidity purposes, the Fund will invest substantially all (at least 65%) of its assets in small companies or real estate investment trusts ("REIT's") domiciled in the U.S. which have market capitalization (based on aggregate market value of outstanding shares) between $50 million and $1 billion at the time of investment. Chicago Trust will seek companies with strong cash flow, good credit, low price to earnings ratio and good or improving balance sheets. The remainder of its assets (no more than 35%) may be invested in securities of companies with market capitalizations below $50 million, above $1 billion at the time of investment; and/or in cash and equivalent securities. The Fund does not currently intend to invest in securities which, at the time of purchase, are not readily marketable or in futures or options contracts. The Fund will not engage in short-selling activities, leverage or portfolio hedging techniques. At any time Chicago Trust deems it advisable for temporary defensive or liquidity purposes, the Fund may hold all or a portion of its assets in cash or cash equivalents and invest in, or hold unlimited amounts of, debt obligations of the United States Government or its political subdivisions, and money market instruments including repurchase agreements with maturities of seven days or less and certificates of deposit.

Special Considerations

         An investor should be aware that investment in small capitalization issuers carries more risk than issuers with market capitalization greater than $1 billion. Generally, small companies rely on limited product lines, financial resources, and business activities that may make them more susceptible to setbacks or downturns. In addition, the stock of such companies may be more thinly traded. As a result, in order to sell this type of security the Fund may need to dispose of such securities over a long period and accordingly, the performance of small capitalization issuers may be more volatile.

         Please refer to the policies and risk disclosures, as well as the other specified practices below with respect to the Fund in "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."

ALLEGHANY/VEREDUS AGGRESSIVE GROWTH FUND

         Alleghany/Veredus Aggressive Growth Fund seeks to provide capital appreciation through investment primarily in equity securities of companies whose earnings are growing at an accelerating rate. Typically, the companies that the Fund invests in will exhibit expanding unit volume growth, new product development and expanding profit margins. Such companies often experience increased earnings expectations from the investment community. Veredus will focus primarily on small capitalization (market capitalization of $1 billion or less) and mid-size capitalization ($1 to $4 billion market capitalization) companies.

         Veredus generally plans to stay fully invested (subject to liquidity requirements) in equity securities. The Fund may also invest in U.S. Government securities of any duration, and may engage in certain option transactions and investment techniques described below. For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load money market funds or U.S. Government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another investment company, the shareholders of the Fund will be subject to additional management fees.

         By investing primarily in small and mid-size capitalization companies, the Fund will be subject to the risks associated with such companies. Smaller capitalization companies may experience higher growth rates and higher failure rates than do larger capitalization companies. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

         The Fund may invest in equity securities which consist of common stock, warrants, rights, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund will not invest more than 5% of its net assets in preferred stock or common stock equivalents.

         The Fund may invest up to 20% of its net assets in foreign equity securities by purchasing American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). ADRs and EDRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks, such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

         Please refer to the policies and risk disclosures, as well as the other specified practices below with respect to the Fund in "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS."

                  INVESTMENT STRATEGIES AND RISK CONSIDERATIONS

In General

         Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that the Funds' investment objectives will be attained. Unless otherwise indicated, all percentage limitations governing the investments of the Funds apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage represented by such investment which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

Government Obligations

         Each Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities to the extent described above. Obligations of certain agencies and instrumentalities of the U.S. Government, such as Ginnie Mae (formerly known as the Government National Mortgage Association) ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some Government obligations may be issued as variable or floating-rate instruments.

         Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period of time the shareowner owns shares of the Funds.

Money Market Securities

         Each Fund may invest in money market securities, including bank obligations and commercial paper. Bank obligations may include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank that is insured by the Federal Deposit Insurance Corporation. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the investment advisor believes that the credit risk with respect to the investment is minimal.

         Commercial paper may include variable and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable and floating-rate instruments could reduce portfolio liquidity.

Borrowing

         Each Fund may not borrow money or issue senior securities, except as described in this paragraph. Each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Funds may not mortgage, pledge, or hypothecate assets, except that each Fund may mortgage, pledge, or hypothecate assets in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Neither Fund will borrow money in excess of 25% of the value of its total assets. The Funds have no intention of increasing their net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Illiquid Securities

         Each Fund may invest up to 15% of their respective net assets in securities which are illiquid. Illiquid securities will generally include, but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options; interest rate, currency and mortgage swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933 (the "1933 Act").

Repurchase Agreements

         Each Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. Repurchase agreements are considered, under the 1940 Act, to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

Reverse Repurchase Agreements

         Each Fund may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by that Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. During the time a reverse repurchase agreement is outstanding, a Fund will maintain a segregated custodial account consisting of cash or liquid securities having a value at least equal to the resale price. Reverse repurchase agreements are considered to be borrowings by a Fund, and as such are subject to the investment limitations discussed above under the sub-section titled "Borrowing."

Rule 144A Securities

         Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the investment advisor under guidelines approved by the Company's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities of Other Investment Companies

         Each Fund may invest in securities issued by other investment companies which invest in securities in which the particular Fund is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition, each Fund may invest in securities of other investment companies within the limits prescribed by the 1940 Act, which include limits to its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or Funds as a whole. Each Fund is subject to additional limitations in these purchases as described under "INVESTMENT RESTRICTIONS" in the Statement of Additional Information. As a shareowner of another investment company, a Fund would bear, along with other shareowners, its pro rata portion of such investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Short-Term Trading

         Each Fund may engage in short-term trading. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

Foreign Securities

         Alleghany/Veredus Aggressive Growth Fund may invest in foreign equity securities by purchasing ADRs and EDRs. U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in stock of foreign issuers, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

         Certain ADRs and EDRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depositary of an unsponsored facility frequently is under no obligation to distribute shareowner communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depositary of a sponsored facility typically distributes shareowner communications and passes through the voting rights.

Derivative Investments

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, or a specific security, or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and the Fund's overall portfolio.

         A Fund permitted the use of derivatives may engage in such practices for hedging purposes, or to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the investment advisor to be consistent with the Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund's other portfolio investments.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the investment advisor will generally not exceed 20% of total assets for a Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. Listed below, including risks and policies with respect thereto, are the types of securities in which certain Funds are permitted to invest which are considered by the Investment Advisor to be derivative in nature.

1.       Options:

         Alleghany/Veredus Aggressive Growth Fund, may engage in options, including those described below.

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed [20%] of such Funds' total assets. A Fund will only sell or write call options on a covered basis (e.g. on securities it holds in its portfolio).

         A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period, and the writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed [20%] of a Funds' total assets. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be held in a segregated account for such options. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its investment advisor is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and to the extent permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities. Please see "General Risk Factors" below and refer to the Statement of Additional Information for a more detailed discussion of the applicable risk considerations.

2. Forward Commitments, When-Issued Securities, and Delayed-Delivery
   Transactions:

         Alleghany/Veredus Aggressive Growth Fund, may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery, or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery, or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its investment advisor deems it appropriate to do so. Please see "General Risk Factors" below and refer to the Statement of Additional Information for a more detailed discussion of the applicable risk considerations.

General Risk Factors

Options and Forward Contracts:

         The primary risks associated with the use of options are: (i) imperfect correlation between the change in market value of the securities held by a Fund and the price of options; (ii) losses, which are potentially unlimited, due to unanticipated market movements; and (iii) the investment advisor's inability to predict correctly the direction of security prices, interest rates and other economic factors. For a further discussion, see "INVESTMENT POLICIES AND RISK CONSIDERATIONS" in the Statement of Additional Information.

                             MANAGEMENT OF THE FUNDS

The Board of Trustees

         Under Delaware law, the business and affairs of the Company are managed under the direction of the Board of Trustees. The Statement of Additional Information contains the name of each Trustee and background information regarding the Trustees.

The Chicago Trust Company

         Chicago Trust provides investment advisory services to Alleghany/Chicago Trust SmallCap Value Fund. Pursuant to an Investment Advisory Agreement with the Company, Chicago Trust provides an investment program for the Fund in accordance with its investment policies, limitations and restrictions, and furnishes executive, administrative and clerical services required for the transaction of the Fund's business.

         Chicago Trust managed approximately $8.5 billion in assets at June 30, 1998 consisting primarily of pension and profit sharing accounts, and accounts of high net worth individuals, families and insurance companies. Chicago Trust, an Illinois corporation, is an indirect and wholly-owned subsidiary of Alleghany Corporation. Alleghany Corporation, located at Park Avenue Plaza, New York City, New York 10055, is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals.

         For providing investment advisory services, the Fund has agreed to pay Chicago Trust a monthly fee at an annual rate, exclusive of voluntary fee waivers, based on its average daily net assets of 1.00%.

         Chicago Trust has voluntarily undertaken to reduce its advisory fee and to reimburse the Fund for operating expenses in excess of 1.40%. Such fee reimbursement may be terminated or reduced at the discretion of Chicago Trust. Operating expenses for fee waiver/expense reimbursement purposes do not include interest, taxes, brokerage charges, litigation or extraordinary items.

Veredus Asset Management LLC

         The Investment Advisor for Alleghany/Veredus Aggressive Growth Fund, a registered investment advisor located at 6900 Bowling Blvd., Suite 250, Louisville, KY 40207. Veredus was founded in ____ and is an indirect, wholly-owned subsidiary of Alleghany Corporation.

         Veredus provides investment advisory services to Alleghany/Veredus Aggressive Growth Fund. Pursuant to an Investment Advisory Agreement with the Company, Veredus provides an investment program for the Fund in accordance with its investment policies, limitations and restrictions, and furnishes executive, administrative and clerical services required for the transaction of the Fund's business.

         Veredus managed approximately $66 million in assets at June 30, 1998.

         For providing investment advisory services, the Fund has agreed to pay Veredus a monthly fee at an annual rate, exclusive of voluntary fee waivers, based on its average daily net assets of 1.00%.

         Veredus has voluntarily undertaken to reduce its advisory fee and to reimburse the Fund for operating expenses in excess of 1.40%. Such fee reimbursement may be terminated or reduced at the discretion of Veredus. Operating expenses for fee waiver/expense reimbursement purposes do not include interest, taxes, brokerage charges, litigation or extraordinary items.

                          PORTFOLIO MANAGEMENT METHODS

Investment Management Teams

         Investment decisions for Alleghany/Chicago Trust SmallCap Value Fund are made by an investment management team at Chicago Trust. The team is headed by Patricia A. Falkowski, the portfolio manager of the Fund. Ms. Falkowski has served as President and Chief Investment Officer of Fiduciary Management Associates, Inc. since 1993.

     Investment decisions for Alleghany/Veredus Aggressive Growth Fund are made by B. Anthony Weber, the portfolio manager of the Fund. B. Anthony Weber has served as President of Veredus since June 1998. Prior to June 1998, he was the President of SMC Capital, Inc., another registered investment adviser. Mr. Weber is responsible for the day-to-day management of the Fund's portfolio. He has managed equity accounts at SMC Capital, Inc. from the time of its founding in 1993 to the present.

The Chicago Trust Company

     The performance objective of Alleghany/Chicago Trust SmallCap Value Fund is to produce returns above the Russell 2000 Index over the long-term. Stock selection is the critical component of the equity philosophy. The Fund's overall approach to investing in small capitalization value stocks is based upon research performed by its investment advisor which shows that extremely undervalued companies offer potential for high returns over time and excellent diversification versus other domestic equity investment styles. This strategy may under-emphasize widely followed, institutional favorites and result in holdings of stocks with little "Wall Street" or outside research coverage. Advantages of investing in distressed and/or neglected issues based on internal, fundamental research include:

           low valuations that offer some downside protection;

           lack of institutional ownership that results in return streams not highly correlated with market indices;

           potential for upside surprises that is increased as stocks exceed minimal expectations and are "discovered" by other investors; and

           low transaction costs based solely on best execution rather than research commitments.

The companies in which the Fund intends to invest will generally have the following characteristics:

           a market capitalization of less than $1 billion;

           a low relative ratio of price to book value per share;

           a positive or improving cash flow and other measures of financial strength; and

           a low stock price relative to historical levels.

         By following these criteria, the Fund intends to select securities which can have enhanced appreciation prospects and may provide investment returns superior to the market as a whole. However, the market value of these companies' securities tends to be volatile and in the past offered greater potential for gain as well as loss than securities of larger capitalization companies.

         A key component of the equity process is the sell discipline. Chicago Trust looks for sale candidates when one or more of the following criteria exist: (i) deteriorating company fundamentals; (ii) the stock no longer meets our purchase criteria; (iii) the stock grows by 25% in stock market value in a short time; and (iv) the price target has been achieved.

     The Fund will commence operations on or about November ___, 1998 and therefore has no operating history. The investment objectives, policies and strategies of the Alleghany/Chicago Trust SmallCap Value Fund are substantially similar in all material aspects to the UAM FMA Small Company Portfolio, which has been managed by Ms. Patricia A. Falkowski. Ms. Falkowski became a managing director at Chicago Trust on August 24, 1998. She manages the investment program of the Alleghany/Chicago Trust SmallCap Value Fund and is primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Falkowski had been chief investment officer of Fiduciary Management Associates, Inc. since 1992 and president since 1993. In that capacity Ms. Falkowski was the portfolio manager for the UAM FMA Small Company Portfolio with full discretionary authority over the selection of investments for that fund from July 1992 through August 1998. The UAM FMA Small Company Portfolio Institutional Class Shares had net assets of $182.7 million as of June 30, 1998. Average annual returns for the one-year, three-year, five-year, and since July 1, 1992 periods ended
June 30, 1998 compared with the performance of the Russell 2000 Index were:


     UAM FMA Small Company Portfolio (1),                  Russell 2000 Index
                      (2)                                         (3)
     --------------------------------------  -----------------------------------

One Year                 23.14%                                      16.50%

Three Years              25.62                                       18.86

Five Years               19.19                                       16.05

Since July 1, 1992 (4)   21.97                                       17.65

(1) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(2) The expense ratio of UAM FMA Small Company Portfolio was capped at 1.03% from July 1, 1992 through June 30, 1998. The expense ratio of the Alleghany/Chicago Trust SmallCap Value Fund will be capped at 1.40% beginning at its inception. The returns shown have been restated to reflect an expense ratio of 1.40% (consistent with the expected expense cap of the Alleghany/Chicago Trust SmallCap Value Fund).



(3) The Russell 2000 Index is a widely recognized, unmanaged index of common stocks of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on total market capitalization. Each Index is adjusted to reflect reinvestment of dividends.



(4) The inception date of the UAM FMA Small Company Portfolio was July 31, 1991. Ms. Falkowski began managing the Fund in July of 1992.

     Historical performance is not indicative of future performance. The UAM FMA Small Company Portfolio is a separate fund and its historical performance is not indicative of the potential performance of the Alleghany/Chicago Trust SmallCap Value Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.


Veredus Asset Management LLC

         B. Anthony Weber, President of Veredus, is primarily responsible for the day-to-day management of the Fund. Prior to forming Veredus in 1998, Mr. Weber was President and Senior Portfolio Manager of SMC Capital, Inc. (from its inception in 1993). Prior to that date, he was the portfolio manager primarily responsible for management of certain accounts, including three common trust funds, of Shelby County Trust Bank (from July 1, 1989). The performance information presented below is the performance of a composite of those equity accounts for which Mr. Weber was primarily responsible for the day-to-day management (since July 1, 1989) which have investment objectives, policies and strategies substantially similar to those of the Fund. As of December 31, 1997, the assets in those accounts totaled approximately $36 million. The composite does not include performance of The Shelby Fund, a mutual fund for which Mr. Weber was co-manager.



                                    Managed Accounts               S&P 500 Index             Russell 2000 Index
                                    ----------------               -------------             ------------------

1998*                                   18.66%                        17.71%                          4.93%
1997                                     4.82                         33.36                          22.36
1996                                    14.44                         22.96                          16.50
1995                                    39.67                         37.59                          28.44
1994                                     2.46                          1.32                          -1.82
1993                                    14.70                         10.08                          18.91
1992                                    32.98                          7.64                          18.41
1991                                    42.80                         30.48                          46.05
1990                                    -1.04                         -3.12                         -19.51
1989**                                  11.67                         12.99                           1.47

Average Annual Returns***

One Year                                24.63%                        30.16%                         16.50%
Five Years                              16.38                         23.08                          16.05
Since July 1, 1989                      19.32                         18.35                          13.67

*      1998 percentages represent the rates of return for the six month period ended June 30, 1998.


**     1989 percentages represent the rates of return for the six month period ended December 31, 1989.

*** Average Annual Returns for the periods ended June 30, 1998, using the Performance Presentation Standards of the Association for Investment Management and Research ("AIMR") calculation of performance (see below), which differs from the standardized SEC calculation.

       From July 1, 1989 through December 31, 1991, the performance information is based on a quarterly, linked time-weighted rate of return calculation method. Beginning January 1, 1992, the accounts within the composite allowed participants to contribute on a monthly basis. Therefore, beginning January 1, 1992, the performance information is based on a monthly, liked, time-weighted rate of return calculation method. The composite rate of return is market-weighted, reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. The presentation of the performance composite complies with the AIMR. The AIMR calculation of performance differs from the standardized SEC calculation.


     The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The Russell 2000 Index is a widely recognized index of market activity based on the aggregate performance of small to mid-sized publicly traded common stocks. Each Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each Index do not reflect deduction of transaction costs or expenses, including management fees.


     The investment objectives, policies and strategies of the Alleghany/Veredus Aggressive Growth Fund are substantially similar to those of the managed accounts. The performance of the accounts managed by Veredus does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees (the use of the Fund's expense structure would have lowered the performance results), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the managed accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for difference periods may vary.


                           ADMINISTRATION OF THE FUNDS

The Administrator and Sub-Administrator

         Chicago Trust (the "Administrator") acts as the Company's Administrator pursuant to an Administration Agreement with the Company. For services provided as Administrator, Chicago Trust receives a fee at the annual rate of: 0.060% of the first $2 billion of average daily net aggregate assets of the Company; 0.045% of the average daily net assets between $2 billion and $3.5 billion and 0.040% of the average daily net assets in excess of $3.5 billion. Chicago Trust also receives a custody liaison fee equal to an annual fee per Fund of $10,000 for average daily net assets up to $100 million, $15,000 for average daily net assets between $100 million and $500 million, and $20,000 for average daily net assets in excess of $500 million.

         Pursuant to a Sub-Administration Agreement, First Data Investor Services Group, Inc. (the "Sub-Administrator"), 53 State Street, Boston, Massachusetts 02109, acts as Sub-Administrator and receives a fee from the Administrator equal to that received by the Administrator as set out above. The Sub-Administrator also receives a custody liaison fee from Chicago Trust equal to that received by the Administrator as set out above.

         The  services  provided to the Funds under  these  Agreements  include:
coordinating and monitoring of any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials, periodic reports to shareowners, registration statements and other documents; and responding to shareowner inquiries.

         The Sub-Administrator also performs certain accounting and pricing services for the Funds, including the daily calculation of the Funds' respective net asset values.

The Transfer Agent

         First Data Investor Services Group, Inc. (the "Transfer Agent"), 4400 Computer Drive, Westborough, Massachusetts 01581, performs the following duties in its capacity as Transfer Agent to each Fund: maintains the records of each shareowner's account; answers shareowner inquiries concerning accounts; processes purchases and redemptions of Fund shares; acts as dividend and distribution disbursing agent; and performs other shareowner service functions. Shareowner inquiries should be addressed to the Transfer Agent at (800) 992-8151.

The Distributor

     First Data Distributors, Inc. (the "Distributor"), 4400 Computer Drive, Westborough, Massachusetts 01581, is the principal underwriter and distributor of the Funds pursuant to a distribution agreement with the Company.

The Custodian

         Bankers Trust Company (the "Custodian"), 16 Wall Street, New York, New York 10005, is Custodian for the cash and securities of each Fund.

Expenses

         Expenses attributable to the Company, but not to a particular Fund, will be allocated to each Fund thereof on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers"; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto) will be borne solely by shareowners of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

         Notwithstanding the foregoing, the investment advisor or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                               PURCHASE OF SHARES

In General

         Shares of each Fund may be purchased directly from the Fund at the net asset value next determined after receipt of the order in proper form. Shares of the Funds may be purchased through broker-dealers, banks and trust departments which may charge the investor a transaction fee or other fee for their services at time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Funds.

         The minimum initial investment for regular accounts (other than IRAs and UGMAs) is $2,500 for each Fund, and the minimum subsequent investment is $50, except for accounts opened through a fund network. In such case, the minimums of the fund network will apply. The minimum initial investment for IRAs and UGMAs is $500, and the minimum subsequent investment for IRAs and UGMAs is $50. The minimum initial and subsequent investment for those enrolled in the Automatic Investment Plan is $50. There is no sales load or charge in connection with the purchase of shares. The Company reserves the right to reject any purchase order and to suspend the offering of shares of any Fund. Each Fund also reserves the right to vary the initial and additional investment minimums, or to waive the minimum investment requirements for any investor.

         Purchase orders for shares of a Fund which are received by the Transfer Agent or an authorized broker or its designee in proper form, including money order, check or bank draft by the regular closing time of the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time) will be purchased at such Fund's net asset value determined that day. If you invest by check, or non-federal funds wire, allow one business day after receipt for conversion into federal funds. Checks must be made payable to "Alleghany Funds." If you wire money in the form of federal funds, your money will be invested at the share price next determined after receipt of the wire. Orders for shares received in proper form after 4:00 p.m. will be priced at the net asset value determined on the next day that the NYSE is open for trading.

         Each Fund may accept telephone orders from broker-dealers or service organizations which have been previously approved by a Fund. It is the responsibility of such broker-dealers or service organizations or their authorized designees to promptly forward purchase orders and payments for same to the Company.

         Purchases may be made in one of the following ways:

Initial Purchases by Mail

         Shares of each Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the Transfer Agent, together with a check payable to "Alleghany Funds", c/o First Data Investor Services Group, Inc., P.O. Box 5164, Westborough, Massachusetts 01581. The Funds will not accept third party checks for the purchase of shares. Third party checks are those that are made out to someone other than a Fund and are endorsed over to the Fund.

Initial Purchases by Wire

         An investor desiring to purchase shares of a Fund by wire should call the Transfer Agent first at (800) 992-8151 and request an account number and furnish the Fund with your tax identification number. Following such notification to the Transfer Agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                           BOSTON SAFE DEPOSIT & TRUST
                                 ABA # 011001234
                              FOR: Alleghany Funds
                                   A/C 140414
                                FBO "FUND NUMBER"
                           "SHAREOWNER ACCOUNT NUMBER"

         A completed application with original signature(s) of registrant(s) must be filed with the Transfer Agent immediately subsequent to the initial wire. Investors should be aware that some banks may impose a wire service fee.

Subsequent Investments

         Once an account has been opened, subsequent purchases in the minimum amounts may be made by mail, bank wire, exchange or by telephone. When making additional investments by mail, simply return the investment slip from a previous confirmation or statement with your investment in the envelope provided. Your check must be made payable to "Alleghany Funds" and mailed to the Alleghany Funds, P.O. Box 5163, Westborough, Massachusetts 01581. The Funds will not accept third party checks for the subsequent purchase of shares.

         All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. In order to help ensure the receipt of good funds, the Company reserves the right to delay sending your redemption proceeds up to 15 days if you purchased shares by check. A charge ($20 minimum) will be imposed if any check used for the purchase of shares is returned. The Funds and the Transfer Agent reserve the right to reject any purchase order in whole or in part.

                               EXCHANGE OF SHARES

In General

     Shares of any of the Funds within the Company may be exchanged for shares of the same class of any of the other Funds within the Company. The Company currently consists of the following Funds: Alleghany/Chicago Trust SmallCap Value Fund, Alleghany/Veredus Aggressive Growth Fund, Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, and Chicago Trust Money Market Fund.

         The exchange privilege is a convenient way to respond to changes in your investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. You may make exchanges by mail or by telephone if you have previously elected the telephone authorization privilege on the application form. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of shares of a Fund through an exchange transaction is accepted at the net asset value next determined. You should keep in mind that for tax purposes, an exchange is treated as a redemption and a new purchase, each at net asset value of the appropriate Fund. The Funds and the Transfer Agent reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on prior written notice to shareowners.

         Exchanges may be made only for shares of a Fund then offering its shares for sale in your state of residence and are subject to the minimum initial investment requirement. Requests for telephone exchanges must be received by the Transfer Agent by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on any day that the NYSE is open for regular trading.

                              REDEMPTION OF SHARES

In General

         Shares of each Fund may be redeemed without charge on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the Transfer Agent of a redemption request meeting the requirements described below. Each Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. However, your redemption proceeds may be delayed up to 15 days if you purchased the shares to be redeemed by check until such check has cleared. Payment may also be made by wire directly to any bank previously designated by the shareowner in a shareowner account application. A shareowner will be charged $20 for redemptions by wire. Also, please note that the shareowner's bank may impose a fee for this wire service.

         If your account is an Individual Retirement Account (IRA), your redemption request must be submitted in writing. Please call a customer service representative at (800-992-8151) to request an IRA Distribution Request form or for further information.

         Except as noted below, redemption requests received in proper form by the Transfer Agent or an authorized broker or its designee prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates its per share net asset value are effective that day.

         Redemption requests received after the close of the NYSE are effective as of the time the net asset value per share is next determined. No redemption will be processed until the Transfer Agent has received a completed application with respect to the account.

         The Funds will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of a Fund selling assets under disadvantageous conditions or to the detriment of the remaining shareowners of the Fund. Pursuant to the Company's Trust Instrument, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Company has elected pursuant to Rule 18f-1 under the 1940 Act to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund, during any ninety-day period for any one shareowner. Payments in excess of this limit by any of the Funds will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of any such Fund. Any portfolio securities paid or distributed in-kind would be valued as described under "NET ASSET VALUE." In the event that an in-kind distribution is made, a shareowner may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from a Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio.

Minimum Balances

         Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to involuntarily redeem shares in any account for its then current net asset value (which will be promptly paid to the shareowner) if at any time the total investment does not have a value of at least $50. The shareowner will be notified that the value of his or her account is less than the required minimum and will be allowed at least sixty days to bring the value of the account up to the minimum before the redemption is processed.

         Shares may be redeemed in one of the following ways:

Redemptions by Mail

         Shareowners may submit a written request for redemption to: Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts 01581. The request must be in good order which means that it must: (i) identify the shareowner's account name and account number; (ii) state the fund name, (iii) state the number of shares to be redeemed; and (iv) be signed by each registered owner exactly as the shares are registered.

         To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required on all written redemption requests over $50,000. A guarantee may be obtained from any commercial bank, trust company, savings and loan association, federal savings bank, a member firm of a national securities exchange or other eligible financial institution. Credit unions must be authorized to issue signature guarantees; notary public endorsements will not be accepted. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees, guardians, and retirement plans.

     A redemption request will not be deemed to be properly received until the Transfer Agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the Transfer Agent at (800) 992-8151.

Redemptions by Telephone

         Shareowners  who  have  so  indicated  on  the  application,   or  have
subsequently arranged in writing to do so, may redeem shares by instructing the Transfer Agent by telephone at (800) 992-8151.

         In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent at the address listed under "Redemptions by Mail" above. Such requests must be signed by the shareowner, with signatures guaranteed (see "Redemptions by Mail" for details regarding signature guarantees). Further documentation may be requested from corporations, executors, administrators, trustees, or guardians.

         The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by any of the Funds. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including requesting a shareowner to correctly state his or her Fund account number, the name in which his or her account is registered, his or her social security number, banking institution, bank account number, and the name in which his or her bank account is registered.

     Shares of the Funds may be redeemed through certain broker-dealers, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were redeemed from the Company.

                                 ACCOUNT OPTIONS

In General

         The following special services are available to shareowners. There are no charges for the programs noted below and an investor may change or stop these plans at any time by written notice to the Funds.

Automatic Investment Plan

         This service allows you to make regular investments once your account is established. You simply authorize the automatic withdrawal of funds from your bank account into the Fund of your choice. The minimum initial and subsequent investment pursuant to this plan is $50 per month. Your initial account must be established prior to participating in this plan. Please complete the appropriate section on the new account application enclosed with this Prospectus.

Systematic Withdrawal Program

         The Funds offers a Systematic Withdrawal Program as another option which may be utilized by an investor who wishes to withdraw funds from his or her account on a regular basis. To participate in this option, an investor must either own or purchase shares having a value of $50,000 or more. Automatic payments by check will be mailed to the investor on either a monthly, quarterly, semi-annual, or annual basis in amounts of $50 or more. All withdrawals are processed on the 25th of the month or, if such day is not a business day, on the next business day and paid promptly thereafter.

Individual Retirement Accounts

         An Individual Retirement Account (IRA) is a custodial account created for the exclusive benefit of you and your beneficiaries. There are many types of IRAs available including Individual, Spousal, Rollover, SEP-IRA, SIMPLE-IRA, Roth-Contributory and Roth-Conversion. Because income generated from an IRA is tax-deferred.

         The annual maintenance fee for an IRA is $15.00 per year. This fee will be paid through an automatic liquidation of shares from your account each December. You may choose to pay this fee prior to December by sending in a check. Shareowners with a cumulative balance of $50,000 or more will have IRA fees waived.

                                DISTRIBUTION PLAN

         The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may reimburse the Distributor for actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets.

         The Plan authorizes a Fund to compensate the Distributor for the following: (1) services rendered by the Distributor pursuant to the Distribution Agreement between the Company and the Distributor; (2) payments the Distributor makes to financial institutions and industry professionals, such as insurance companies, investment counselors, accountants, estate planning firms and broker-dealers, including Chicago Trust and its affiliates and subsidiaries, Talon Securities, Inc. and the affiliates and subsidiaries of the Distributor (collectively, "Participating Organizations"), in consideration for distribution services provided or expenses assumed in connection with distribution assistance, market research, and promotional services, including, but not limited to, printing and distributing prospectuses to persons other than current shareowners of a Fund, printing and distributing advertising and sales literature and reports to shareowners and prospective shareowners used in connection with the sale of a Fund's shares, and personnel and communication equipment used in servicing shareowner accounts and prospective shareowner inquiries; and (3) payments the Distributor makes to Participating Organizations pursuant to an agreement to provide administrative support services to the holders of a Fund's shares. Participating Organizations that are compensated for distribution services may be required to register as dealers in certain jurisdictions.

         Payments for market research and promotional services may be based in whole or in part on a percentage of the regular salary expense for those employees of Participating Organizations engaged in marketing research and promotional services specifically relating to the distribution of Fund shares based on the amount of time devoted by such employees to such activities, and any out-of-pocket expenses associated with the distribution of Fund shares.

         All such payments made by a Fund pursuant to the Plan shall be made for the purpose of selling shares issued by the Fund. Distribution expenses which are attributable to a particular Fund will be charged against that Fund's assets. Distribution expenses which are attributable to more than one Fund will be allocated among the Funds in proportion to their relative net assets.

                                 NET ASSET VALUE

         The net asset value per share of each Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.

         Bonds are valued through valuations obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

                               DIVIDENDS AND TAXES

Dividends

         Dividends, if any, from net investment income will be declared and paid quarterly by each Fund. Aggregate net profits realized from the sale of portfolio securities, if any, are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed.

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareowner's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Taxes

         Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("the Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code. Each Fund is treated as a separate corporate entity for Federal tax purposes. Distributions of any net investment income and of any net realized short-term capital gains are taxable to shareowners as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable to shareowners as long-term capital gain regardless of how long a shareowner may have held shares of a Fund. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareowner reinvests the distributions or elects to receive them in cash. A distribution will be treated as paid on December 31 of the current calendar year if it is declared in October, November or December with a record date in such a month and paid during January of the following calendar year. Such distributions will be taxable to shareowners in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         Shareowners will be advised annually of the source and tax status of all distributions for Federal income tax purposes. Dividends and distributions may be subject to state and local income taxes. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisors for more specific information on the tax consequences of particular types of distributions.

         Redemptions of Fund shares, and the exchange of shares between Funds of the Company, are taxable events and, accordingly, shareowners may realize capital gains or losses on these transactions.

         Shareowners may be subject to back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if, to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

                            PERFORMANCE OF THE FUNDS

In General

         Performance, whether it be "total return" or "average annual total return" of a Fund, may be advertised to present or prospective shareowners. The figures are based on historical performance and should not be considered representative of future results. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost. Performance information for a Fund may be compared to various unmanaged indices such as the Dow Jones Industrial Average and the S&P 500, and to the performance of other mutual funds tracked by mutual fund rating services. Further information about the performance of the Funds is included in the Statement of Additional Information, which may be obtained without charge by contacting the Fund at (800) 992-8151.

Total Return

         Total Return is defined as the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

                               GENERAL INFORMATION

Organization

         Each Fund is a separate, diversified, series of the Company, a Delaware business trust organized pursuant to a Trust Instrument dated September 10, 1993. The Company is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trustees of the Company may establish additional series or classes of shares without the approval of shareowners. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there is only one class of shares issued by each Fund which is Class N shares for retail investors. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareowners have no preemptive or other right to subscribe to any additional shares and no conversion rights. For more information about other Company funds and their respective class or classes, please call (800) 992-8151.

Voting Rights

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions, and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareowners have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the distribution plan. On any matter submitted to a vote of shareowners, shares of each Fund will vote separately except when a vote of shareowners in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareowners of all such Funds shall be entitled to vote thereon.

Shareowner Meetings

         The Trustees of the Company do not intend to hold annual meetings of shareowners of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareowners of the Funds. In addition, subject to certain conditions, shareowners of the Funds may apply to the Company to communicate with other shareowners to request a shareowners' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

         Under Delaware law, the shareowners of the Funds will not be personally liable for the obligations of any Fund; a shareowner is entitled to the same limitation of personal liability extended to shareowners of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Company or a Fund contain a statement that such obligation may only be enforced against the assets of the Company or Fund and provides for indemnification out of Company or Fund property of any shareowner nevertheless held personally liable for Company or Fund obligations.

Portfolio Transactions and Brokerage Commissions

         The Company will attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Company, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if Chicago Trust determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

         Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund. Any such transactions, however, will comply with Rule 17e-1 under the 1940 Act.

Shareowner Reports and Inquiries

         Shareowners will receive Semi-Annual Reports showing portfolio investments and other information as of April 30 and Annual Reports audited by independent accountants as of October 31. Shareowners with inquiries should call the Company at (800) 992-8151 or write to Alleghany Funds, P.O. Box 5164, Westborough, Massachusetts 01581.

                                    APPENDIX

Debt Ratings

Moody's Investors Service, Inc. describes classifications of corporate bonds as follows:

"Aaa" -- These  bonds  are  judged  to be of the best  quality.  They  carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" -- These bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" -- These bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" -- These bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" -- These bonds are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" -- These bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" -- These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" -- These bonds are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's may modify a rating of "Aa", "A" or "Baa" by adding numerical modifiers 1, 2, 3 to show relative standing within these categories.

Standard & Poor's Corporation describes classifications of corporate and municipal debt as follows:

"AAA" -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

"AA" -- These bonds also qualify as high-quality debt obligations. Their capacity to pay interest and repay principal is very strong, and differs from the "AAA" issues only in small degree.

"A" -- These bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

"BBB" -- These bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in the higher rated categories.

"BB", "B", "CCC", "CC", or "C" -- These bonds are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating. Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating. The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating.

"CI" -- This rating is reserved for income bonds on which no interest is being paid.

"D" -- Debt is in default, and payment of interest and/or repayment of principal is in arrears.

PLUS (+) OR MINUS (-) -- The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                               INVESTMENT ADVISOR


                            The Chicago Trust Company
                             171 North Clark Street
                             Chicago, IL 60601-3294

                          Veredus Asset Management LLC
                          6900 Bowling Blvd., Suite 250
                              Louisville, KY 40207


                                  ADMINISTRATOR

                            The Chicago Trust Company
                             171 North Clark Street
                             Chicago, IL 60601-3294


                                    CUSTODIAN

                              Bankers Trust Company
                                 16 Wall Street
                               New York, NY 10005


             For Additional Information about Alleghany Funds, call:
                                 (800) 992-8151

                                 ALLEGHANY FUNDS

                         Montag & Caldwell Growth Fund-
                       Chicago Trust Growth & Income Fund
                            Chicago Trust Talon Fund
                           Chicago Trust Balanced Fund
                         Montag & Caldwell Balanced Fund
                             Chicago Trust Bond Fund
                        Chicago Trust Municipal Bond Fund
                         Chicago Trust Money Market Fund
                   Alleghany/Chicago Trust SmallCap Value Fund
                    Alleghany/Veredus Aggressive Growth Fund


                       STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 1998

    This Statement of Additional Information provides supplementary information pertaining to shares representing interests in ten investment portfolios of Alleghany Funds (formerly known as the "CT&T Funds") (the "Company"): Montag & Caldwell Growth Fund; Chicago Trust Growth & Income Fund; Chicago Trust Talon Fund; Chicago Trust Balanced Fund (formerly known as "Chicago Trust Asset Allocation Fund"); Montag & Caldwell Balanced Fund; Chicago Trust Bond Fund; Chicago Trust Municipal Bond Fund; Chicago Trust Money Market Fund; Alleghany/Chicago Trust SmallCap Value Fund; and Alleghany/Veredus Aggressive Growth Fund. Each Fund offers Class N shares for retail investors and Montag & Caldwell Growth Fund also offers Class I shares for institutional investors.


         This Statement of Additional Information is not a Prospectus, and should be read only in conjunction with the Prospectus for the Montag & Caldwell Growth Fund; Chicago Trust Growth & Income Fund; Chicago Trust Talon Fund; Chicago Trust Balanced Fund; Montag & Caldwell Balanced Fund; Chicago Trust Bond Fund; Chicago Trust Municipal Bond Fund and Chicago Trust Money Market Fund dated February 27, 1998 or the Prospectus for Alleghany/Chicago Trust SmallCap
Value Fund and Alleghany/Veredus Aggressive Growth Fund dated _____________, 1998 (the "Prospectus"). No investment in shares should be made without first reading the Prospectus. A copy of the Prospectus may be obtained without charge from the Company at the address and telephone number below.

Alleghany Funds:                          Investment Advisor to Certain Funds:

171 North Clark Street                    THE CHICAGO TRUST COMPANY
Chicago, IL  60601                        171 North Clark Street
(800) 992-8151                            Chicago, IL  60601

                                          Investment Advisor to Certain Funds:

                                          MONTAG & CALDWELL, INC.
                                          1100 Atlanta Financial Center
                                          3343 Peachtree Road, NE
                                          Atlanta, GA  30326-1450

                                          Investment Advisor to Certain Funds:

                                          VEREDUS ASSET MANAGEMENT LLC
                                          6900 Bowling Blvd., Suite 250
                                          Louisville, KY  40207

         No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. The Prospectus does not constitute an offering by the Company or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                       Page

THE FUNDS                                                               3
INVESTMENT POLICIES AND RISK CONSIDERATIONS                             3
INVESTMENT RESTRICTIONS                                                15
TRUSTEES AND OFFICERS                                                  16
PRINCIPAL HOLDERS OF SECURITIES                                        18
INVESTMENT ADVISORY AND OTHER SERVICES                                 21
     Investment Advisory Agreements                                    21
     Sub-Investment Advisory Agreement                                 23
     The Administrator and Sub-Administrator                           24
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS                       25
TAXES                                                                  26
PERFORMANCE INFORMATION                                                28
OTHER INFORMATION                                                      31
APPENDIX                                                               32

 The Annual Report Including Audited Financial Statements dated October 31, 1997

                         Montag & Caldwell Growth Fund
                       Chicago Trust Growth & Income Fund
                            Chicago Trust Talon Fund
                          Chicago Trust Balanced Fund
                        Montag & Caldwell Balanced Fund
                            Chicago Trust Bond Fund
                       Chicago Trust Municipal Bond Fund
                        Chicago Trust Money Market Fund

        The Semi-Annual Report Including Unaudited Financial Statements
                              dated April 30, 1998


                          Montag & Caldwell Growth Fund
                       Chicago Trust Growth & Income Fund
                            Chicago Trust Talon Fund
                          Chicago Trust Balanced Fund
                        Montag & Caldwell Balanced Fund
                            Chicago Trust Bond Fund
                       Chicago Trust Municipal Bond Fund
                        Chicago Trust Money Market Fund

                                    THE FUNDS

         Alleghany Funds, 171 North Clark Street, Chicago, Illinois 60601, is a no-load, open-end management investment company which currently offers ten series of shares of beneficial interest representing separate portfolios of investments: Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund, and Alleghany/Veredus Aggressive Growth Fund (collectively referred to as "Funds" or individually as a "Fund").

                   INVESTMENT POLICIES AND RISK CONSIDERATIONS

         The following supplements the information contained in the Prospectus concerning the investment policies of the Funds. Except as otherwise stated below or in the Prospectus, all Funds may invest in the portfolio investments included in this section. A description of applicable credit ratings is set forth in the Appendix to the Prospectus.

         The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareowners.

         As discussed in the Prospectus, certain of the following investment instruments are generally considered "derivative" in nature and are so noted. While not a fundamental policy, each Fund that is permitted the use of such instruments will generally limit its aggregate holdings of such instruments to 20% or less of its total assets.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by a Fund's Investment Advisor, pursuant to guidelines adopted by the Company's Board of Trustees.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareowners. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareowners.

MONEY MARKET INSTRUMENTS AND RELATED RISKS

         Money market instruments in which the Funds may invest include, but are not limited to the following: short-term corporate obligations; Certificates of Deposit ("CDs"); Eurodollar Certificates of Deposit ("Euro CDs"); Yankee Certificates of Deposit ("Yankee CDs"); foreign bankers' acceptances; foreign commercial paper; letter of credit-backed commercial paper; time deposits; loan participations ("LPs"); variable- and floating-rate instruments; and master demand notes.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

Variable- and Floating-Rate Instruments and Related Risks

         With respect to the variable- and floating-rate instruments that may be acquired by Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund and Chicago Trust Municipal Bond Fund, the Investment Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee, or commitment to lend.

         Because variable and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded, and there is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

Loans of Portfolio Securities and Related Risks

         All Funds except Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund may lend portfolio securities to broker-dealers and financial institutions provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by a Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will consist of U.S. Government securities, cash equivalents, or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, a Fund will only enter into portfolio loans after a review by the Investment Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Loan Participations ("LPs")

         All Funds may engage in LPs. LPs are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent the Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, the Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Advisor, they cannot be sold within seven days.

Foreign Bankers' Acceptances

         All Funds may purchase foreign bankers' acceptances, although Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved, to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

Foreign Commercial Paper

         All Funds may purchase foreign commercial paper, although Chicago Trust Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, either issued directly by a foreign firm in the U.S., or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's, S&P) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

Eurodollar Certificates of Deposit ("Euro CDs")

         A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

Yankee Certificates of Deposit ("Yankee CDs")

         Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

Repurchase Agreements

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Advisor or Sub-Investment Advisor. The Investment Advisor or Sub-Investment Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         Each Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by Chicago Trust Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

Reverse Repurchase Agreements

         Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account cash, or liquid, securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and market-to-market daily.) Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities.

Securities of Other Investment Companies

         Each Fund intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company;
(ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund as a whole. Each Fund will also limit investments in securities of other investment companies as described in the Prospectus under "INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" and in this Statement of Additional Information under "INVESTMENT RESTRICTIONS."

Lower-Grade Debt Securities and Related Risks

         The following discussion applies to Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Chicago Trust Bond Fund, and Chicago Trust Municipal Bond Fund.

         Fixed income securities rated lower than "Baa3" by Moody's or "BBB-" by S&P are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations; or similar events. Also, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. Further, the recent economic recession has resulted in default levels with respect to such securities in excess of historic averages.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties.

         Especially at such times, trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         Youth and Growth of Lower-Rated Securities Market -- The recent growth of the lower-rated securities market has paralleled a long economic expansion, and it has not weathered a recession in the market's present size and form. An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of the Funds which hold these securities.

         Sensitivity to Interest Rate and Economic Changes -- The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         Liquidity and Valuation -- To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities held by the Funds, especially in a thinly traded market.

         Credit Ratings -- The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. Also, credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Advisor or Sub-Investment Advisor also performs its own analysis of issuers in selecting investments for the Funds. The Investment Advisor's or Sub-Investment Advisor's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing, and current and anticipated results of operations.

         Yields and Ratings -- The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments, and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share. A description of various bond ratings appears in the Appendix to the Prospectus.

Options and Related Risks

         All Funds except Chicago Trust Money Market Fund and Alleghany/Chicago Trust SmallCap Value Fund may buy put and call options and write covered call and secured put options. These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
         These Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities, in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         Purchasing Call Options -- Each of these Funds may purchase call options to the extent that premiums paid by such Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         Covered Call Writing -- Each of these Funds may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Advisor or Sub-Investment Advisor determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         Purchasing Put Options -- Each of these Funds may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         Each of these Funds may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         Writing Put Options -- Each of these Funds may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Advisor or Sub-Investment Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Futures Contracts and Related Risks

         All Funds except Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund may enter into contracts for the purchase or sale for future delivery of securities, including index contracts. Futures contracts are generally considered to be derivative securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.
         The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes, will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge the Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Forward Commitments, When-Issued Securities, and Delayed Delivery Transactions and Related Risks

         All Funds except Chicago Trust Money Market Fund and Alleghany/Chicago Trust SmallCap Value Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. These Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.
         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund's Custodian will maintain in a segregated account: cash, or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the Custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Asset-Backed Securities and Related Risks

         All Funds except Montag & Caldwell Growth Fund, Chicago Trust Talon Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund may invest in asset-backed securities. Asset-backed securities are securities backed by installment contracts, credit card and other receivables, or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.

Mortgage-Backed  Securities and Mortgage Pass-Through Securities and
Related Risks

         All Funds except Montag & Caldwell Growth Fund, Chicago Trust Talon Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund may also invest in mortgage-backed securities. The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. Government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury; while others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported only by the credit of the issuer.
Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. These Funds may agree to purchase or sell these securities with payment and delivery taking place at a future date.
         Mortgage-backed securities have greater market volatility then other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Funds may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. Government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" herein.)

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather "grantor trusts" conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by GNMA, Federal Home Loan Mortgage Corporation ("FHLMC"), or FNMA ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less GNMA's, FHLMC's, or FNMA's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Each of these Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's quality standards. The Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards.

Collateralized Mortgage Obligations ("CMOs"), Real Estate Mortgage Investment Conduits ("REMICs"), Multi-Class Pass-Throughs, and Related Risks

         All Funds except Montag & Caldwell Growth Fund, Chicago Trust Talon Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund may also invest in certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities. These obligations are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides the funds to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs, and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche (to be discussed in the next paragraph) and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by the Funds. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These "caps," similar to the "caps" on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which the Funds may invest include mortgages backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. Government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. Government. These Funds will not invest in subordinated privately issued CMOs.

         Resets -- The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities; those derived from a calculated measure such as a cost of funds index; or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates; the three-month Treasury bill rate; the six-month Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-month, three-month, six-month or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         Caps and Floors -- The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

Stripped Mortgage Securities and Related Risks

         All Funds except Montag & Caldwell Growth Fund, Chicago Trust Talon Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund may also invest in stripped mortgage securities. The stripped mortgage securities in which the Funds may invest will only be issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Funds invest.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories--"Aaa" or "AAA" by Moody's or S&P, respectively.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed; accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. Government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Advisor, subject to the supervision of the Board of Trustees. The staff of the Securities and Exchange Commission (the "SEC") has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

Other Mortgage-Backed Securities

         All Funds except Montag & Caldwell Growth Fund, Chicago Trust Talon Fund, Chicago Trust Money Market Fund, Alleghany/Chicago Trust SmallCap Value Fund and Alleghany/Veredus Aggressive Growth Fund may invest in other mortgage-backed securities. The Investment Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

General Risks of Mortgage Securities

         The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareowners will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

Interest Rate Swaps and Related Risks

         Only Chicago Trust Balanced Fund, Chicago Trust Bond Fund, and Chicago Trust Municipal Bond Fund may enter into interest rate swaps for hedging purposes and not for speculation. Interest rate swaps are generally considered to be derivative transactions. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating-rate payments.

         A Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Advisor believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's Custodian.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Fund's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as judged by the Investment Advisor as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

Municipal Securities

         Chicago Trust Municipal Bond Fund is expected to maintain a dollar-weighted average maturity of between three and ten years under normal market conditions. An assessment of a portfolio's dollar-weighted average maturity requires the consideration a number of factors, including each bond's yield, coupon interest payments, final maturity, call and put features, and prepayment exposure. The Fund's computation of its dollar-weighted average maturity is based upon estimated rather than known factors and there can be no assurance that the anticipated average weighted maturity will be attained. In that regard, a change in interest rates generally will affect a portfolio's dollar-weighted average maturity.

Other Investments

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Except as set forth under "INVESTMENT OBJECTIVES AND POLICIES" and INVESTMENT STRATEGIES AND RISK CONSIDERATIONS" in the Prospectus, each Fund may not:

(1) As to 75% of the total assets of each Fund, purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

(2) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

(3) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

(4)      Make investments in securities for the purpose of exercising control;

(5) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

(6) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

(7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

(8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

(9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

(10) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

(11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus;

(12) Invest more than 5% of its total assets in securities of companies less than three years old. Such three year periods shall include the operation of any predecessor company or companies.

                                               TRUSTEES AND OFFICERS

         Information pertaining to the Trustees and Executive Officers of the Company is set forth below.

                                                       POSITION
NAME                              AGE                WITH COMPANY

Stuart D. Bilton*                  52         Chairman, Board of Trustees
171 North Clark Street                         (Chief Executive Officer)
Chicago, IL  60601

PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS

Mr.  Bilton is Executive  Vice  President of Chicago Trust Company and President
and Chief Executive Officer of The Chicago Trust Company, where he is responsible for the Financial Services Group. Mr. Bilton has held a variety of positions within Chicago Title and Trust Company including: Chief Economist; Senior Vice President--Corporate Marketing and Strategic Planning; Vice President--Lincoln National Life; and Manager of Eastern Region Reinsurance Operations. Mr. Bilton was educated at the London School of Economics and at the University of Wisconsin. He is a Chartered Financial Analyst, a Director of Montag & Caldwell, Inc., and a Director of Baldwin & Lyons, Inc., an
Indianapolis-based insurance company, and of the Boys and Girls Clubs of Chicago.

Dorothea C. Gilliam*               45                  Trustee
171 North Clark  Street
Chicago, IL 60601

PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS


Ms. Gilliam is Vice President of Investments of the Alleghany Corporation, the parent company of Chicago Title and Trust Company. Previously, she was an Assistant Vice President of Chicago Title and Trust Company.

                                                       POSITION
NAME                              AGE                WITH COMPANY

Leonard F. Amari                   55                   Trustee
734 North Wells Street
Chicago, IL  60610

PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS

Mr. Amari is a Partner at the law offices of Amari & Locallo, a practice confined exclusively to the real estate tax assessment process.



Gregory T. Mutz                    52                   Trustee
125 South Wacker Drive
Suite 3100
Chicago, IL  60606

PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS

Mr. Mutz is the Chairman of the Board for both the Amli Realty and Amli Residential Properties Inc. As Chairman, he is responsible for the operation of the two real estate companies whose principal businesses are multi-family apartments, land, and business, office and industrial parks.


Nathan Shapiro                     61                   Trustee
1700 Ridge
Highland Park, IL  60035

PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS

Mr. Shapiro is the President of SF Investments, Inc., a broker/dealer and Investments, Inc., a broker/dealer and investment banking firm. Previously, he was President of SLD Corporation, a consulting firm, and Senior Vice President of Pekin, Singer and Shapiro, an investment advisory firm. He is a Director of Baldwin & Lyons, Inc.

Kenneth C. Anderson                33                  President
171 North Clark Street                         (Chief Operating Officer)
Chicago, IL  60601


PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS

Mr. Anderson is a Senior Vice President of The Chicago Trust Company and has been an officer since 1993 He is responsible for the mutual fund operations and marketing. Mr. Anderson is a Certified Public Accountant.

David F. Seng                      56            Senior Vice President
1100 Atlanta Financial
Center
3343 Peachtree Road, NE
Atlanta, GA  30326-8151

PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS

Mr. Seng is an Executive Vice President and Chief Operating Officer of Montag & Caldwell, Inc., and a Chartered Financial Analyst.

Gerald F. Dillenburg               31       Vice President, Secretary, and
171 North Clark Street                      Treasurer (Chief Financial
Chicago, IL  60601                          Officer and Compliance Officer)


PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS

Mr. Dillenburg is a Vice President of The Chicago Trust Company and has been the operations manager and compliance officer of the mutual funds since 1996. Previously, he was an audit manager with KPMG Peat Marwick LLP, specializing in investment services, including mutual and trust funds, broker/dealers and investment advisors. Mr. Dillenburg is a Certified Public Accountant.



Thomas J. Adams III, Esq.          56               Vice President
171 North Clark Street
Chicago, IL  60601

PRINCIPAL OCCUPATIONS
FOR PAST FIVE YEARS

Mr. Adams joined Chicago Title and Trust Company in September 1967 as Attorney Trainee and was appointed Assistant Counsel in July 1972. In January 1973, he was appointed Assistant General Counsel of both Chicago Title and Trust Company and Chicago Title Insurance Company. In December 1979, Mr. Adams was elected Vice President, Associate General Counsel of Chicago Title and Trust Company and Chicago Title Insurance Company. In 1985, he was elected General Corporate Counsel and Secretary of Chicago Title Insurance Company as well as General Corporate Counsel of Chicago Title and Trust Company. Mr. Adams was also elected Vice President of Security Union Title Insurance Company in April 1988. Mr. Adams received his B.A. from Dartmouth College in 1964, his Juris Doctor from Northwestern Law School in 1967, and an M.B.A. from the University of Chicago Graduate School of Business in 1974.

* These Trustees are considered "interested persons" of the Funds as defined under the 1940 Act.

         The Trustees of the Company who are not "interested persons" of the Funds receive fees and expenses for each meeting of the Board of Trustees they attend. Prior to January 1, 1997, such Trustees received $1,500 for each Board Meeting attended, and an annual retainer of $1,500. Effective January 1, 1998, such Trustees will receive $2,000 for each Board Meeting attended, and an annual retainer of $2,000. No officer or employee of Chicago Title and Trust Company or The Chicago Trust Company ("Chicago Trust") or their affiliates receives any compensation from the Funds for acting as a Trustee of the Company. The Officers of the Company receive no compensation directly from the Funds for performing the duties of their offices.

         Set forth below are the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal period ended October 31, 1997.

                                                           Aggregate Fees Paid
Trustee                                                        by the Company

Leonard F. Amari                                                  $5,375
Gregory T. Mutz                                                   $6,875
Nathan Shapiro                                                    $6,875

         As of [__________, 1998], the Trustees and Officers of the Company as a group owned less than 1% of the outstanding shares of any class of each Fund.

                         PRINCIPAL HOLDERS OF SECURITIES

         Listed below are the names and addresses of those shareowners who, as of [ ], 1998, owned of record or beneficially of 5% or more of the shares of the Funds. The shares held in the nominee names of Marshall & Ilsley Trust Co. are owned of record by Chicago Trust. Chicago Title and Trust Company ("Chicago Title and Trust"), an Illinois chartered trust company, a wholly-owned subsidiary of Alleghany Corporation ("Alleghany"), is the owner of Alleghany Asset Management, which is the holding company of Chicago Trust and Montag & Caldwell, Inc. ("Montag and Caldwell"), the Investment Advisors for the Funds. Shareowners who have the power to vote a large percentage of shares of a particular Fund can control the Fund and determine the outcome of a shareholders' meeting.

                                 [TO BE UPDATED]

                          MONTAG & CALDWELL GROWTH FUND
                                     Class N

                                                                    Percentage
Shareowners                                                           Owned

Charles Schwab & Co., Inc.                                            24.75%
Special Custody Account for Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104

Miter & Co.c/o                                                        20.27%
Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

                          MONTAG & CALDWELL GROWTH FUND
                                     Class I

                                                                    Percentage
Shareowners                                                           Owned

The Bank of Mississippi                                               21.58%
c/o Trust
P.O. Box 1605
Jackson, MS 39215

Miter & Co.                                                            13.13%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

Mac & Co.                                                               6.22%
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA 15230

Wilmington Trust                                                        5.71%
FBO Central Newspapers, Inc.
Savings Plus Plan
1100 N. Market St.
Wilmington, DE 19890

                       CHICAGO TRUST GROWTH & INCOME FUND

                                                                    Percentage
Shareowners                                                           Owned

Miter & Co.                                                           88.94%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

                            CHICAGO TRUST TALON FUND

                                                                    Percentage
Shareowners                                                           Owned

Miter & Co.                                                            5.39%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

                           CHICAGO TRUST BALANCED FUND

                                                                    Percentage
Shareowners                                                           Owned

Miter & Co.                                                           97.84%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

                         MONTAG & CALDWELL BALANCED FUND

                                                                    Percentage
Shareowners                                                           Owned

Miter & Co.                                                           30.97%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

American Express Trust Company                                        13.38%
FBO American Express Trust Retirement Services
P.O. Box 534
Minneapolis, MN 55422

Huntington Trust Co.                                                   7.68%
FBO Diocese of Covington
Attn: Mutual Funds
P.O. Box 1558
Columbus, OH 43260

Wachovia Bank N.A. Cust.                                               6.78%
North Carolina Textile Foundation
301 N. Main St.
P.O. Box 3073
Winston-Salem, NC 27150

                             CHICAGO TRUST BOND FUND


                                                                     Percentage
Shareowners                                                            Owned

Miter & Co.                                                            69.67%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

Mitra & Co.                                                             11.12%
FBO Chicago Trust for SCI
P.O. Box 2977
Milwaukee, WI 53202

Davis & Company                                                         10.94%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

                        CHICAGO TRUST MUNICIPAL BOND FUND

                                                                    Percentage
Shareowners                                                           Owned

Davis & Company                                                       90.40%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

                         CHICAGO TRUST MONEY MARKET FUND


                                                                    Percentage
Shareowners                                                           Owned

Davis & Company                                                       95.72%
c/o Marshall & Ilsley Trust Co.
Attn: Outsourcing
P.O. Box 2977
Milwaukee, WI 53202

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

         The advisory services provided by the Investment Advisor of each Fund, and the fees received by it for such services, are described in the Prospectus. The Investment Advisor of each Fund may from time to time voluntarily waive a portion of its advisory fees with respect to such Fund and/or reimburse a portion of the Fund's expenses.

         The investment advisory fees earned and waived by Chicago Trust and Montag & Caldwell, as well as expenses reimbursed, with respect to the applicable Funds for which each acts as Investment Advisor, are set forth below:

Fiscal year ended October 31, 1997:


                                                       Gross Advisory          Net Advisory          Waived Fees
                                                         Fees Earned             Fees After        and Reimbursed
                                                         by Advisors             Fee Waivers          Expenses

Montag & Caldwell Growth Fund                          $  3,800,124             $3,758,696          $   41,428
Chicago Trust Growth & Income Fund                     $  1,734,260             $1,604,403          $  129,857
Chicago Trust Talon Fund                               $    182,742             $   97,146          $   85,596
Chicago Trust Balanced Fund                            $  1,228,508             $1,126,305          $  102,203
Montag & Caldwell Balanced Fund                        $    400,868             $  355,895          $   44,973
Chicago Trust Bond Fund                                $    550,514             $  328,975          $  221,539
Chicago Trust Municipal Bond Fund                      $     69,127             $        0          $   85,359
Chicago Trust Money Market Fund                        $  1,004,607             $  862,275          $  142,332


Fiscal year ended October 31, 1996:

                                                       Gross Advisory          Net Advisory          Waived Fees
                                                         Fees Earned             Fees After        and Reimbursed
                                                         by Advisors             Fee Waivers          Expenses

Montag & Caldwell Growth Fund                             $   834,718             $   800,071        $   34,647
Chicago Trust Growth & Income Fund                        $ 1,324,207             $ 1,038,213        $  285,994
Chicago Trust Talon Fund                                  $   112,153             $    16,856        $   95,297
Chicago Trust Balanced Fund                               $ 1,075,631             $   815,487        $  260,144
Montag & Caldwell Balanced Fund                           $   195,796             $   110,391        $   85,405
Chicago Trust Bond Fund                                   $   416,462             $   190,705        $  225,757
Chicago Trust Municipal Bond Fund                         $    67,672             $         0        $   70,437
Chicago Trust Money Market Fund                           $   821,513             $   647,188        $  174,325


Fiscal year ended October 31, 1995:

                                                       Gross Advisory          Net Advisory          Waived Fees
                                                         Fees Earned             Fees After        and Reimbursed
                                                         by Advisors             Fee Waivers          Expenses

Montag & Caldwell Growth Fund                             $ 154,451               $   45,631         $  108,820
Chicago Trust Growth & Income Fund                        $ 222,466               $   94,834         $  127,632
Chicago Trust Talon Fund                                  $  64,359               $        0         $  139,529
Chicago Trust Balanced Fund                               $ 121,079               $   90,985         $   30,094
Montag & Caldwell Balanced Fund                           $  78,125               $        0         $  129,051
Chicago Trust Bond Fund                                   $ 123,919               $        0         $  165,348
Chicago Trust Municipal Bond Fund                         $  66,027               $        0         $  138,875
Chicago Trust Money Market Fund                           $ 638,608               $  346,606         $  292,002

         Under the Investment Advisory Agreements, the Investment Advisor of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Advisor. An Investment Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested directors;
(2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Investment Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Company's legal existence and of shareowners' meetings; (12) expenses of preparation and distribution to existing shareowners of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.
         Chicago Title and Trust, 171 North Clark Street, Chicago, Illinois 60601, an Illinois chartered trust company and a wholly-owned subsidiary of Alleghany, provided investment advisory services to certain Funds of the Company since their respective inception dates through October 30, 1995. As described more fully below, Chicago Trust, an Illinois corporation, assumed those responsibilities on October 30, 1995. Such Funds include: Chicago Trust Growth & Income Fund; Chicago Trust Balanced Fund; Chicago Trust Bond Fund; Chicago Trust Municipal Bond Fund; Chicago Trust Money Market Fund; Alleghany/Chicago Trust SmallCap Value Fund; Chicago Trust Talon Fund, with Talon Asset Management, Inc. ("Talon") serving as Sub-Investment Advisor ("Sub-Advisor") for that Fund.

         Chicago Title and Trust formed Alleghany Asset Management, Inc. ("AAM"), a wholly-owned subsidiary, to act as a holding company for certain of its financial services entities. On October 30, 1995, Chicago Title and Trust transferred substantially all of its fiduciary business and investment operations to Chicago Trust, a wholly-owned subsidiary of AAM. As part of such transfer, Chicago Trust assumed all of Chicago Title and Trust's obligations and liabilities under its existing Investment Advisory Agreements. Chicago Title and Trust entered into a Guaranty Agreement with the Company on behalf of each Fund for which it serves as Investment Advisor, pursuant to which it guarantees all the obligations and liabilities of Chicago Trust under such Agreements. The investment management operations with respect to the Company remain unchanged, and those persons or groups responsible for the investment management of the applicable Funds of the Company continue to have such responsibility for Chicago Trust.
         Chicago Trust managed approximately $7.0 billion in assets at June 30, 1998, consisting primarily of pension and profit sharing accounts, high net worth individuals, families and insurance companies. Chicago Trust, an Illinois corporation, is an indirect and wholly-owned subsidiary of AAM. AAM, located at Park Avenue Plaza, New York City, New York 10055, is engaged through its subsidiaries in the business of title insurance, reinsurance, other financial services and industrial minerals.
         As part of the corporate reorganization of Chicago Title and Trust described above, Montag & Caldwell became an indirect wholly-owned subsidiary of Chicago Title and Trust. Prior to October 30, 1995, Montag & Caldwell was a wholly-owned subsidiary of AAM.

    [Veredus  Relationship  with Chicago Trust]


Sub-Investment Advisory Agreement

         Pursuant to a Sub-Investment Advisory Agreement between Chicago Trust and Talon, Talon provides an investment program for Chicago Trust Talon Fund, including investment research and the determination from time to time of the securities that will be purchased and sold by the Fund, subject to the supervision of Chicago Trust and the Board of Trustees of the Company. Prior to December 23, 1996, as compensation for its services, Talon received from Chicago Trust an annual fee of 0.40% of the first $8 million, 0.50% of the next $12 million, 0.70% of the next $230 million of the average daily net assets of this Fund, and 0.75% of such average daily net assets in excess of $250 million. Effective December 23, 1996, for months in which the Fund's average daily net assets exceed $18 million, the Investment Advisor will pay the Sub-Advisor a fee equal to 68.75% of the management fee that the Investment Advisor receives from the Fund, net of any expense reimbursement. For the months in which the Fund's average daily net assets are $18 million or less, the Sub-Advisor will receive no fee. During the fiscal years ended October 31, 1995, 1996 and 1997, Talon was paid $37,762, $15,109 and $60,407, respectively, for sub-investment advisory services rendered.

         Under the Sub-Investment Advisory Agreement, Talon is not liable for any error of judgment or mistake of law or for any loss suffered by Chicago Trust or the Funds in connection with the performance of the Sub-Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administrator and Sub-Administrator

         As Administrator, Chicago Trust, 171 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Company pursuant to an Administration Agreement. First Data Investor Services Group, Inc. ("Investor Services Group"), 53 State Street, Boston, Massachusetts 02109, provides certain administrative services for the Funds and Chicago Trust pursuant to a Sub-Administration Agreement.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds; (2) coordinating with and monitoring any other third parties furnishing services to the Funds; (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable Federal or state law; (5) preparing or supervising the preparation by third parties of all Federal, state and local tax returns and reports of the Funds required by applicable law; (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareowners of the Funds as required by applicable law; (7) preparing and, after approval by the Company, arranging for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviewing and submitting to the Officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof; and (9) taking such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives a fee payable monthly at an annual rate (as described in the Prospectus) multiplied by the average daily net assets of the Company.

         The administrative fees earned with respect to each Fund are set forth below:

                                              Administrative      Administrative             Administrative
                                                   Fees                Fees                       Fees
                                                   FYE                  FYE                       FYE
                                              Oct. 31, 1995        Oct. 31, 1996            October 31, 1997
                                              -------------        -------------            ----------------

                                                                                         FPS           First Data
Montag & Caldwell Growth Fund                   $ 28,574             $  58,127        $  76,898       $  165,326
Chicago Trust Growth & Income Fund              $ 35,261             $ 104,720        $  52,175       $   69,751
Chicago Trust Talon Fund                        $ 27,445             $   9,096        $   5,005       $    6,670
Chicago Trust Balanced Fund                     $  8,685             $  83,563        $  38,136       $   47,246
Montag & Caldwell Balanced Fund                 $ 27,554             $  15,232        $   9,676       $   17,554
Chicago Trust Bond Fund                         $ 30,042             $  41,966        $  21,291       $   28,043
Chicago Trust Municipal Bond Fund               $ 27,050             $   6,481        $   2,679       $    3,007
Chicago Trust Money Market Fund                 $ 36,291             $ 113,018        $  56,421       $   65,373

         Prior to June 1, 1997, FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, acted as an Underwriter of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisted in sales of shares pursuant to the Underwriting Agreement approved by the Company's Trustees. Pursuant to its Underwriter Compensation Agreement with the Company, FPSB was paid an annual underwriter fee of $2,500 for each Class N Shares Fund and $2,000 for each Class I Shares Fund ($22,000 per annum total for eight Class N Shares Funds and one Class I Shares Fund), and certain other registration and transaction fees. For the fiscal years ended October 31, 1995 and 1996, an aggregate of $18,125 and $20,833 was paid on behalf of the then-existing Funds.

     Effective June 1, 1997, First Data Distributors, Inc. replaced FPS Broker Services, Inc. as principal underwriter and distributor of the Funds' shares.

Distribution Plan

         The Board of Trustees of the Company has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Class N shares of each Fund (except Chicago Trust Money Market Fund) to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. To the Company's knowledge, no interested person of the Company, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Company anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. The terms of such Plan are more fully described in the Prospectus under "DISTRIBUTION PLAN." Amounts spent on behalf of each Fund pursuant to such Plan during the fiscal year ended October 31, 1997 are set forth below.

                                                                                    Compensation      Compensation
                                                                   Distribution       to Broker         to Sales
                                                      Printing       Services          Dealers          Personnel

Montag & Caldwell Growth Fund                        $  19,215       $ 27,812         $ 498,145         $ 11,738
Chicago Trust Growth & Income Fund                   $  30,404       $ 26,242         $ 125,246         $ 11,097
Chicago Trust Talon Fund                             $   3,684       $ 10,855         $   7,166         $  1,750
Chicago Trust Balanced Fund                          $  14,980       $ 21,233         $  94,632         $  1,732
Montag & Caldwell Balanced Fund                      $   3,319       $ 12,615         $  60,338         $  4,873
Chicago Trust Bond Fund                              $   8,401       $ 16,784         $  61,136         $  5,920
Chicago Trust Municipal Bond Fund                    $   1,017       $ 10,097         $   4,500         $    109



                                                       Marketing         Services Providers             Total
Montag & Caldwell Growth Fund                        $  148,846              $  22,097             $   727,853
Chicago Trust Growth & Income Fund                   $  293,428              $  48,204             $   534,621
Chicago Trust Talon Fund                             $   10,904              $     229             $    34,588
Chicago Trust Balanced Fund                          $  277,955              $  36,782             $   447,314
Montag & Caldwell Balanced Fund                      $   14,892              $   4,736             $   100,772
Chicago Trust Bond Fund                              $   63,038              $  14,725             $   170,004
Chicago Trust Municipal Bond Fund                    $    2,129              $       0             $    17,852


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Advisor or Sub-Advisor is responsible for decisions to buy and sell securities for the Funds and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. The Investment Advisor, in placing trades for a Fund, will follow the Company's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts, and options.

         The Investment Advisor or Sub-Advisor effects portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Advisor or Sub-Advisor, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisor and Sub-Advisor will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisor and Sub-Advisor, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

                                                           Brokerage             Brokerage            Brokerage
                                                          Commissions           Commissions          Commissions
                                                              FYE                   FYE                  FYE
                                                         Oct. 31, 1995         Oct. 31, 1996        Oct. 31, 1997
                                                         -------------         -------------        -------------
Montag & Caldwell Growth Fund                              $50,125               $204,066              $537,610
Chicago Trust Growth & Income Fund                         $13,723               $122,722              $130,947
Chicago Trust Talon Fund                                   $49,652               $40,019               $55,212*
Chicago Trust Balanced Fund                                N/A                   $66,370               $58,087
Montag & Caldwell Balanced Fund                            $15,328               $17,700               $34,393
Chicago Trust Bond Fund                                    N/A                   N/A                   N/A
Chicago Trust Municipal Bond Fund                          N/A                   N/A                   N/A
Chicago Trust Money Market Fund                            N/A                   N/A                   N/A

* Of this amount, $1,300 paid to Talon Securities, Inc. ("TSI"), an affiliate of Talon, the Fund's Sub-Advisor. The amount paid to TSI represents: (a) 0.20% of the aggregate brokerage commissions received by TSI from all clients during the most recent fiscal year; and (b) 2.35% of the total commissions paid by Chicago Trust Talon Fund to all brokers through whom trades were placed during the Fund's most recent fiscal year.

Portfolio Turnover

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for Chicago Trust Talon Fund and Alleghany/Chicago Trust SmallCap Value Fund in which it is not expected to exceed 150% and Alleghany/Veredus Aggressive Growth Fund in which it is not expected to exceed 200%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are treated as ordinary income for Federal income tax purposes.

         The portfolio turnover rates for the Funds for their most recent fiscal periods may be found under "FINANCIAL HIGHLIGHTS" in the Prospectus. Chicago Trust Talon Fund experienced a portfolio turnover rate of 112.72% for the fiscal year ended October 31, 1997 (vs. 126.83% for the fiscal year ended October 31, 1996 and 229.43% for the fiscal year ended October 31, 1995). The Fund is periodically repositioned in the market as it seeks capital preservation, value and competitive performance. Portfolio trades are executed in accordance with the Fund's investment objective, in the best judgment of management.

                                      TAXES

         Each Fund intends to continue to qualify each year as a regulated investment company under the Code.

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities or certain futures and options thereon held for less than three months ("short-short gains"); (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent such Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareowners in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareowners of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareowners will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareowners as ordinary income. Distributions of net capital gains (the excess of net capital gains over net short-term capital losses), if any, will be taxable to shareowners as 28% rate gains or 20% rate gains, without regard to how long a shareowner has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareowner with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction for corporations, provided however, that those shares have been held for at least 45 days.

         An investment in Chicago Trust Municipal Bond Fund is not intended to constitute a balanced investment program. Shares of this Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and IRAs since such plans and accounts are generally tax-exempt and, therefore, not only would the shareowner receive less income and not gain any benefit from the Fund's dividend being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed.

         In order for Chicago Trust Municipal Bond Fund to pay exempt-interest dividends for any taxable year, at the close of each taxable quarter, at least 50% of the aggregate value of the Fund's portfolio must consist of exempt-interest obligations. Within 60 days after the close of its taxable year, the Fund will notify its shareowners of the portion of the dividends paid by the Fund which constitutes exempt-interest dividends with respect to such taxable year.

         The Funds will notify shareowners each year of the amount of dividends and distributions, including the amount of any distribution of 28% rate gains and 20% rate gains, and the portion of its dividends which qualify for the 70% deduction.

         Dividends and distributions also may be subject to state and local taxes. Shareowners are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

In General

         From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareowners. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Company may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareowner reports or other communications to shareowners.

Total Return Calculations

         The Funds that compute their average annual total returns do so by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

Average Annual Total Return =       [(ERV)  1/n
                                     P  ]   -1

Where:   ERV =  ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the
                beginning of the period
         P   =  hypothetical initial payment of $1,000
         n   =  period covered by the computation, expressed in terms of years

         The Funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Annual Total Return =     (ERV)
                                    P-1

Where: ERV  =  ending redeemable value at the end of the period covered  by the computation of a hypothetical $1,000 payment made at the
               beginning of the period
       P    =  hypothetical initial payment of $1,000

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareowners must pay on a current basis.

         Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareowners should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

         The average annual total returns for the Funds which quote such performance were as follows for the periods shown:

                                                                       One Year                From Inception
Series                                                                  Ended                  of Fund through
                                                                       10/31/97                   10/31/97
Montag & Caldwell Growth Fund Class N                                    33.82                       31.92
Montag & Caldwell Growth Fund Class I                                    34.26                       33.56
Chicago Trust Growth & Income Fund                                       25.16                       20.78
Chicago Trust Talon Fund                                                 33.47                       26.08
Chicago Trust Balanced Fund                                              20.10                       18.20
Montag & Caldwell Balanced Fund                                          24.26                       22.83
Chicago Trust Bond Fund                                                   8.84                        6.56
Chicago Trust Municipal Bond Fund                                         5.13                        4.07

Yield of Chicago Trust Money Market Fund

         As summarized in the Prospectus, the yield of this Fund for a seven-day period (the "base period") will be computed by determining the net change in value (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in shares of the Fund at the same rate as net income is earned for the base period.

         The yield and effective yield of Chicago Trust Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes, the current and effective yields should be compared to current and effective yields offered by competing financial institutions for the same base period and calculated by the methods described above. For the seven-day period ended October 31, 1997, Chicago Trust Money Market Fund had a yield of 5.22% and an effective yield of 5.32%.

Yields of Chicago Trust Bond Fund and Chicago Trust Municipal Bond Fund

         The yield of each of these Funds is calculated by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

         This calculation can be expressed as follows:

         YIELD = 2 [(a - b + 1) - 1]6
                            cd

Where:   a    =        dividends and interest earned during the period
         b    =        expenses accrued for the period (net of reimbursements)
         c    =        the average daily number of shares outstanding during the
                       period that were entitled to receive dividends
         d    =        maximum offering price per share on the last day of the
                       period

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareowner accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) each Fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or
(b) not to amortize discount or premium on the remaining security.

         For the 30-day period ended October 31, 1997, Chicago Trust Bond Fund had a yield of 5.74%.

         For the 30-day period ended October 31, 1997, Chicago Trust Municipal Bond Fund had a yield of 3.40%.

Tax-Equivalent Yield

         The "tax-equivalent yield" of Chicago Trust Municipal Bond Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding to that figure to that portion, if any, of the yield that is not exempt from Federal income tax.

         The tax-equivalent yield of this Fund reflects the taxable yield that an investor at the stated marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from Chicago Trust Municipal Bond Fund. Before investing in this Fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from one the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 36%, the computation is:

5% Tax-Free Yield - (1/.36 Tax Rate) = 5%/.64% = 7.81% Tax Equivalent Yield

         In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 7.81%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 7.81%.

         For the 30-day period ended October 31, 1997, Chicago Trust Municipal Bond Fund had a tax-equivalent yield of 5.31%, based on the tax-free yield of 3.40%, shown above, and assuming a shareowner is at the 36% Federal income tax rate.

                                OTHER INFORMATION

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

Custodian

         Bankers Trust Company ("Bankers Trust"), 16 Wall Street, New York, New York 10005 serves as Custodian of the Company's assets pursuant to a Custodian Agreement. Under such Agreement, Bankers Trust: (i) maintains a separate account or accounts in the name of each Fund; (ii) holds and transfers portfolio securities on account of each Fund; (iii) accepts receipts and makes disbursements of money on behalf of each Fund; (iv) collects and receives all income and other payments and distributions on account of each Fund's securities; and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

Reports to Shareowners

         Shareowners will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent certified public accountants. Inquiries regarding the Funds may be directed to the Investment Advisor or the Administrator at (800) 992-8151.

         KPMG Peat Marwick LLP, 303 E. Wacker Drive, Chicago, Illinois is the Company's independent public accountant and auditor.

                                    APPENDIX

                              FINANCIAL STATEMENTS

                                       for

                          Montag & Caldwell Growth Fund

                       Chicago Trust Growth & Income Fund

                            Chicago Trust Talon Fund

                           Chicago Trust Balanced Fund

                         Montag & Caldwell Balanced Fund

                             Chicago Trust Bond Fund

                        Chicago Trust Municipal Bond Fund

                         Chicago Trust Money Market Fund

                                Fiscal Year Ended
                                October 31, 1997

                          ANNUAL REPORT TO SHAREOWNERS



CT&T
FUNDS

Annual
Report

October 31, 1997



                            [ART WORK APPEARS HERE]




       A Report on the Operations and Performance of Your Investment in
                      Montag & Caldwell Growth Fund
                      Chicago Trust Growth & Income Fund
                      Chicago Trust Talon Fund
                      Chicago Trust Balanced Fund
                      Montag & Caldwell Balanced Fund
                      Chicago Trust Bond Fund
                      Chicago Trust Municipal Bond Fund
                      Chicago Trust Money Market Fund

                 The Chicago Trust Company, Investment Advisor
                  Montag & Caldwell, Inc., Investment Advisor
                                (800) 992-8151

CT&T Funds -- Shareowner Benefits
--------------------------------------------------------------------------------

The CT&T Funds offer a variety of special features and options for shareowners. If you are not already taking advantage of these features and wish to do so, call us! A customer service representative at (800) 992-8151 will help you gain access to our free share owner options.

[ART WORK]
Low Minimum Investments

The minimum initial investment is $2,500 and any subsequent investment is $50.

[ART WORK]
Automatic Investment

You may elect to make regular investments into your account automatically by approving electronic funds transfers into your CT&T Funds. The minimum initial investment for the automatic investment plan is $50.

[ART WORK]
Savings for Retirement

Our easy and convenient IRA offers you a selection of mutual funds especially suitable for your retirement accounts while your assets benefit from tax-deferred growth.

[ART WORK]
Automatic Dividend Reinvestment

You can compound your investment earnings by reinvesting them automatically. Monthly or quarterly dividends and annual capital gain distributions are reinvested free of charge.

[ART WORK]
Exchange Privileges

Should your personal investment needs change, you have the flexibility to move your investments among the CT&T Funds. Transfers between the Funds are free of charge, and simple to make.

[ART WORK]
Check Writing

Free check writing services may be authorized and are available in the Chicago Trust Money Market Fund. The per check minimum is $500.


   Our automated shareowners account information line is available for your convenience 24-hours a day, 7 days a week by calling (800) 992-8151.

Dear Shareowner:

The fiscal year ended October 31, 1997 has been financially rewarding for all investors in our funds. Holders of our equity portfolios have realized returns ranging from 25.2% in the Chicago Trust Growth & Income Fund (Growth & Income) to 34.3% in the Montag & Caldwell Growth Fund (Growth) "I" Class of shares. Our Chicago Trust Talon Fund (Talon) has earned a very impressive 33.5% total return despite holding significant cash reserves throughout the period. Fixed income returns have ranged from 5.1% in our tax-free Municipal Bond Fund to 8.8% in the taxable Bond Fund. Holders of our Money Market Fund have realized a 5.17% return over the past twelve months.

Obviously, there is more information printed about mutual funds than anyone can reasonably read or would want to read. However, on the assumption that most of our shareowners do not read all of the financial advisory publications now available, we thought you might like to know a sample of who has written about our Funds during the last twelve months.

Publication                                                    Date                 Funds
-----------                                                    ----                 -----
Crain's Chicago Business                                 December 23, 1996     Growth & Income
     "Chicago Trust Fund
      Manager Takes Long Views in Stock Picks"

Kiplinger's Magazine                                     March 1997            Growth
     "Best Funds: Investing for College"

Money Magazine                                           March 1997            Growth
     "Invest Like a Millionaire with these Funds"

Ft. Lauderdale Sun-Sentinel                              May 11, 1997          Growth & Income
     "A Few Strong Growth Stocks Power Chicago Trust"

Financial Planning Magazine                              May 1997              Growth & Income, Talon
     "Undiscovered Funds Still Abound"

Louis Rukeyser's Mutual Funds                            September 1997        Growth & Income
     "A Wealth of Experience"

Louis Rukeyser's Mutual Funds                            October 1997          Growth
     "A Global Opportunist"

Money Magazine                                           November 1997         Talon
     "What to Do Now to Protect Your Profits"

It is customary in letters of this sort to fill space with prognostications about the economic and financial outlook. We do not believe that is a very useful exercise in a world where the batting average of most forecasters is less than 50%. Instead, we wish to assure you that despite recent market returns our enthusiasm will remain in check. We will continue to pursue our bottom-up disciplined investment approaches, choosing securities based on fundamentals of the business and our time-tested valuation techniques.

To all of our long-term investors, we hope we have met your expectations. To our newer investors, we thank you for choosing the Chicago Trust/Montag & Caldwell Funds. We will do all that we can to help you reach your financial goals. In March 1998, to enhance and simplify your investment process, we will introduce our website. Thank you for investing with Chicago Trust/Montag & Caldwell Funds.

Sincerely,

/s/ Stuart D. Bilton

Stuart D. Bilton
Chairman

CT&T Funds -- Summary Information
Performance for the Fiscal Year Ended October 31, 1997
-------------------------------------------------------------------------------

                                   Montag & Caldwell Growth Fund
                             Class N (Retail)  Class I (Institutional)              Chicago Trust Growth & Income Fund

Total Returns:
1 Year                            33.82%                 34.26%                                   25.16%

Three Year
Average Annual                       N/A                    N/A                                   26.93%

Average Annual
Since Inception                   31.92%                 33.56%                                   20.78%

Value of $10,000                $22,925               $ 14,724                                   $20,801
from Inception
Date                            11/2/94                6/28/96                                  12/13/93


 Top Ten Holdings     as of October 31, 1997
    Company and        Cisco Systems, Inc.                       4.5%  Federal Home Loan Mortgage Corp.     3.9%
  % of Total Net       Microsoft Corp.                           4.0%  Illinois Tool Works, Inc.            3.9%
      Assets           Gillette Co.                              4.0%  Royal Dutch Petroleum Co., NY, ADR   3.9%
                       Pfizer, Inc.                              3.8%  American International Group, Inc.   3.8%
                       Coca-Cola Co.                             3.8%  Norwest Corp.                        3.8%
                       Procter & Gamble Co.                      3.7%  Cardinal Health, Inc.                3.7%
                       Johnson & Johnson                         3.6%  Pfizer, Inc.                         3.6%
                       Intel Corp.                               3.2%  Microsoft Corp.                      3.5%
                       Oracle Corp.                              3.2%  Newell Co.                           3.3%
                       Home Depot, Inc.                          3.2%  Sysco Corp.                          3.2%


                                 Chicago Trust Talon Fund                    Chicago Trust Balanced Fund

Total Returns:
1 Year                                   33.47%                                     20.10%


Three Year
Average Annual                           26.16%                                      N/A

Average Annual
Since Inception                          26.08%                                     18.20%

Value of $10,000                        $20,582                                    $14,229
from Inception
Date                                    9/19/94                                    9/21/95



 Top Ten Holdings  as of October 31, 1997
    Company and     Mylan Laboratories, Inc.               5.4%  Pfizer, Inc.                        2.3%
  % of Total Net    U. S. Treasury Note, 5.875%, 07/31/99  5.3%  Norwest Corp.                       2.0%
      Assets        Vitalink Pharmacy Services, Inc.       5.1%  American International Group, Inc.  1.9%
                    Robotic Vision Systems, Inc.           5.1%  Schlumberger Ltd.                   1.9%
                    Circus Circus Enterprises, Inc.        4.9%  Federal Home Loan Mortgage Corp.    1.8%
                    North American Vaccine, Inc.           4.9%  Cisco Systems, Inc.                 1.7%
                    Pep Boys -- Manny, Moe & Jack          4.9%  Microsoft Corp.                     1.7%
                    R.R. Donnelley & Sons Co.              4.7%  Illinois Tool Works, Inc.           1.7%
                    Danielson Holdings Corp.               4.4%  MBNA Corp.                          1.7%
                    Equity Office Properties Trust, REIT   4.3%  Newell Co.                          1.5%

CT&T Funds -- Summary Information
Performance for the Fiscal Year Ended October 31, 1997
--------------------------------------------------------------------------------

                                 Montag & Caldwell Balanced Fund                         Chicago Trust Bond Fund
Total Returns:
1 Year                                       24.26%                                            8.84%


Three Year
Average Annual                                N/A                                              9.77%


Average Annual
Since Inception                              22.83%                                            6.56%

Value of $10,000                            $18,509                                           $12,797
from Inception
Date                                        11/2/94                                           12/13/93

Top Ten Holdings          as of October 31, 1997
  Company and             U.S. Treasury Note, 7.250%, 05/15/16    4.1%    U.S. Treasury Bond, 7.125%, 02/15/23            2.3%
 % of Total Net           U.S. Treasury Note, 6.500%, 10/15/06    3.1%    U.S. Treasury Note, 7.250%, 05/15/04            2.2%
     Assets               Cisco Systems, Inc.                     2.5%    U.S. Treasury Note, 7.875%, 08/15/01            2.2%
                          U.S. Treasury Note, 6.500%, 08/15/05    2.5%    U.S. Treasury Note, 7.125%, 02/29/00            2.1%
                          Federal National Mortgage Association,          U.S. Treasury Note, 6.375%, 08/15/02            2.1%
                           7.250%, 01/17/21, CMO, REMIC           2.5%    U.S. Treasury Note, 5.750%, 10/31/00            2.1%
                          U.S. Treasury Note, 5.875%, 02/15/04    2.4%    U.S. Treasury Note, 5.500%, 02/28/99            2.1%
                          Gillette Co.                            2.3%    U.S. Treasury Note, 5.750%, 08/15/03            2.1%
                          Procter & Gamble Co.                    2.2%    U.S. Treasury Note, 5.125%, 11/30/98            2.1%
                          Microsoft Corp.                         2.2%    Chemical Master Credit Card Trust, Class A
                          Johnson & Johnson                       2.2%     5.550%, 09/15/03                               2.1%


                                                      Chicago Trust Municipal Bond Fund
Total Returns:
1 Year                                                              5.13%


Three Year
Average Annual                                                      5.97%


Average Annual
Since Inception                                                     4.07%

Value of $10,000                                                   $11,673
from Inception
Date                                                              12/13/93
Top Ten Holdings          as of October 31, 1997
  Company and             King County, Washington, Series A,              Commonwealth of Puerto Rico, Series A, G.O.
 % of Total Net            G.O., 5.800%, 01/01/04                 4.1%     6.500%, 07/01/03                               3.6%
    Assets                Jordan School District, Utah,                   Clark County, Nevada, School District, G.O.
                           Series A, G.O., 5.250%, 06/15/00       4.0%     6.400%, 06/15/06                               3.1%
                          Cook County, Illinois, Series B, G.O.           Arlington Independent School District, Texas,
                           4.700%, 11/15/01                       3.9%     Refunding, G.O., 5.400%, 02/15/99              3.1%
                          Salt River Project Electric System              Mohave County, AZ, IDA, 6.000%, 07/01/00        3.0%
                           Revenue, AZ, Refunding, Series A,              Tulsa, Oklahoma Metropolitan Utility Authority
                           5.500%, 01/01/05                       3.9%     Revenue, 5.500%, 07/01/00                      2.9%
                          Texas State Water Development Board,
                           G.O. Escrowed to Maturity, 5.000%,
                           08/01/99                               3.7%

CT&T Funds
Montag & Caldwell Growth Fund
Management Discussion & Analysis                                October 31, 1997
--------------------------------------------------------------------------------

The Montag & Caldwell Growth Fund (the "Fund") did particularly well in this past fiscal year ended October 31, 1997. The Fund had a total return of 33.8% as compared to a gain of 32.0% for the S&P 500 Index. During this same period, the Lipper Growth Fund Index returned 28.4%. The Fund's multinational consumer, healthcare and technology holdings contributed to the Fund's good results.

The outlook for the stock market continues to be positive. Sustained growth in the economy and corporate profits; continued prospects for low rates of inflation and steady to eventually lower levels of bond yields; and favorable supply/demand factors for equities coupled with guarded views among investors on the stock market outlook suggest a positive backdrop for share prices. It is our view that the recent stock market correction associated with the currency turmoil in Southeast Asia is an "overdue correction" rather than the beginning of a substantial decline in share prices. From January 1, 1995, through September 30, 1997, the S&P 500 Index has provided a total return of 119.3%, so a pullback in share prices was not all that surprising. Our favorable view on the stock market is predicated on the belief that U. S. economic growth will moderate to a non-inflationary rate and that the Federal Reserve is in a flexible position to implement policies that will extend the economic expansion. The currency and financial market turmoil in Southeast Asia should contribute to that moderating process.

We continue to be quite positive on the outlook for shares of high quality growth companies. Because we expect more moderate growth in the U. S. economy and corporate profits in the future, superior and consistent earnings growth rates of these companies will become increasingly attractive. We do not expect the turmoil in Southeast Asia to have a significant impact on the U. S. multinational companies in the Fund. While economic growth will slow in Southeast Asia, the region is not expected to experience an economic downturn as severe as that of Mexico and other Latin American countries during their period of financial stress. Most importantly, the multinational companies in the Portfolio sell consumer non-durable products that we don't think will be affected proportionately by a slowdown. Even in a U.S. recession, demand does not slow significantly for products such as soft drinks, blades and detergent. Also, other areas of the world are showing good growth, which offsets the weakness in Southeast Asia. Such geographic diversity is one of the reasons the Fund's multinational holdings have consistently produced solid earnings over the years.

                           [PIE CHART APPEARS HERE]

                     Portfolio Allocation By Market Sector

                   Cash & Other Net Liabilities            3%
                   Technology                             28%
                   Consumer Non-Durables                  15%
                   Pharmaceuticals                         9%
                   Health Care Services                    7%
                   Retail                                  6%
                   Finance                                 7%
                   Food & Beverage                         6%
                   Other Common Stocks                    19%


  Comparative Performance Measurement: Growth of $10,000 Invested in Montag &
                             Caldwell Growth Fund,
                 S&P 500 Index and the Lipper Growth Fund Index
                             since Fund's Inception

                             [GRAPH APPEARS HERE]

                                           Montag &
                                           Caldwell
                              Lipper      Growth Fund
                 S&P 500      Growth        Class N
Values/Years      Index     Fund Index      Shares
------------     -------    ----------    -----------
November 1994    10,000       10,000        10,000
January 1995     10,032        9,739        10,005
April 1995       11,046       10,699        10,999
July 1995        12,142       12,075        12,630
October 1995     12,641       12,398        13,187
January 1996     13,907       13,183        14,178
April 1996       14,380       13,789        15,065
July 1996        14,152       13,145        14,874
October 1996     15,685       14,498        17,131
January 1997     17,568       15,915        19,367
April 1997       17,992       15,733        19,245
July 1997        21,527       18,897        23,571
October 1997     20,720       18,617        22,925

                                           Montag &
                                           Caldwell
                              Lipper      Growth Fund
                 S&P 500      Growth        Class I
Values/Years      Index     Fund Index      Shares
------------     -------    ----------    -----------
June 1996        10,000       10,000        10,000
October 1996     10,593       10,433        10,967
January 1997     11,865       11,453        12,087
April 1997       12,152       11,322        12,341
July 1997        14,539       13,598        15,125
October 1997     13,994       13,397        14,724


These charts compare a $10,000 investment made in Class N Shares and Class I Shares of the Fund on their respective inception dates to a $10,000 investment made in the indices on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them.

CT&T Funds
Chicago Trust Growth & Income Fund
Management Discussion & Analysis                               October 31, 1997
================================================================================


The Chicago Trust Growth & Income Fund (the"Fund")had a strong gain of 25.2% for the fiscal year ended October 31, 1997. While the one year return was less than that of the S&P 500 Index or the Lipper Growth & Income Fund Index, on a three year basis, the Fund's 26.9% annualized rate of return was in line with that of the S&P 500 Index, at 27.5%. The Fund's return was well above that of the Lipper Growth & Income Fund Index, at 23.2%. The Fund ranked 43rd out of 382 Growth & Income Funds listed by Lipper Analytical Services, Inc. based on total return fund performance for the three-year period ended October 31, 1997. These Lipper rankings include all classes of multiple class funds, and certain expenses of the Fund were subsidized during the ranking period.

While the stock market's gain in fiscal 1997 was the strongest of the past three years, there was little doubt that the advance became more labored during the closing months of the year. Two of the last three months were down with the final quarter having the poorest return for any such period during the last three fiscal years. October was particularly volatile as it incorporated the often anticipated 10% market correction, several single day price change records, and a single session volume record.

As a long-term investor, we recognize that volatility may occur in the Portfolio during periods when the stock market is dominated by themes which are contrary to the Fund's investment strategy. Our long term stock selection process will continue to focus on fundamentally strong companies which are able to demonstrate traits of consistent top and bottom line growth. Volatile markets may result in short-term underperformance, but can also represent attractive entry points for long-term investors.

[PIE CHART APPEARS HERE]

                     Portfolio Allocation By Market Sector

             Consumer Durables                                6%
             Capital Goods                                    6%
             Energy                                           7%
             Consumer Non-Durables                           11%
             Health Care Services                            10%
             Technology                                      14%
             Other Common Stocks                             19%
             Cash & Other Net Assets                          6%
             Finance                                         21%


                Comparative Performance Measurement: Growth of
            $10,000 invested in Chicago Trust Growth & Income Fund,
              S&P 500 Index and the Lipper Growth & Income Fund
                         Index since Fund's Inception

                             [GRAPH APPEARS HERE]

                                 LIPPER GROWTH     CHICAGO TRUST
                  S&P            & INCOME FUND     GROWTH &
Values/Years      500 INDEX      INDEX             INCOME FUND
------------      ----------     -------------     -------------
12/93             $10,000        $10,000           $10,000
4/94              $ 9,745        $ 9,807           $ 9,797
7/94              $ 9,979        $ 9,993           $ 9,945
10/94             $10,360        $10,241           $20,173
1/95              $10,394        $10,115           $10,365
4/95              $11,444        $11,036           $11,231
7/95              $12,580        $12,011           $12,327
10/95             $13,096        $12,318           $13,088
1/96              $14,408        $13,448           $14,350
4/96              $14,898        $14,021           $14,983
7/96              $14,663        $13,587           $14,933
10/96             $16,250        $14,953           $16,619
1/97              $18,201        $16,463           $18,002
4/97              $18,641        $16,616           $18,258
7/97              $22,303        $19,584           $21,812
10/97             $21,466        $19,144           $20,801

This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the indices on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them.

CT&T Funds
Chicago Trust Talon Fund
Management Discussion & Analysis                                October 31, 1997
================================================================================


For the fiscal year ending October 31, 1997, the Chicago Trust Talon Fund (the "Fund") had a total return of 33.5% versus 32.7% for the S&P 400 Mid Cap Index. From its inception on September 19, 1994 through October 31, 1997, the Fund's cumulative return was 105.8% versus 88.4% for the S&P 400 Mid Cap Index.

The recent disarray in Asian markets points out that diversification in itself may not protect one from loss of principal and that globalization can work as unfavorably for corporate profits on the way down as it does favorably on the way up. Globalization and diversification will be subjects of future quarterly reports. We hope that previous quarterly reports have been helpful in conveying our investment philosophy and thought process. If you are a new shareowner and would like to receive a few of our past quarterly reports, please call Janice Gonnella at 312-422-5403.

We believe we are entering a period that will be characterized by greater volatility and that stock picking will become even more important than in the recent past. As we enter our new fiscal year, patience and discipline will remain a cornerstone of our investment process.

Talon Asset Management, Inc. is a sub-agent of the Chicago Trust Company. As such, we are responsible for managing your Fund. We at Talon would like to express our appreciation to Chicago Trust for that opportunity and for their patience and support over the last three years. The Talon "personality", which has taken shape over that period of time, could not have happened without the confidence that both Chicago Trust and you, our shareowners, have placed in us.

                           [PIE CHART APPEARS HERE]

                     Portfolio Allocation By Market Sector

               Cash & Other Net Liabilities                  3%
               Finance                                      12%
               Pharmaceuticals                              15%
               Restaurants                                   6%
               Technology                                   11%
               Other Common Stocks                          26%
               Preferred Stocks                              1%
               U.S. Government & Agency Obligations         26%

            Comparative Performance Measurement: Growth of $10,000
                   invested in Chicago Trust Talon Fund and
               the S&P 400 Mid Cap Index since Fund's Inception

                             [GRAPH APPEARS HERE]

                               S&P 400     CHICAGO TRUST
        VALUES/YEARS     MID CAP INDEX        TALON FUND
        ------------     -------------        ----------
        9/94                   $10,000           $10,000
        10/94                  $ 9,921           $10,250
        1/95                   $ 9,660           $10,151
        4/95                   $10,551           $10,766
        7/95                   $11,829           $12,173
        10/95                  $12,025           $12,189
        1/96                   $12,701           $12,762
        4/96                   $13,695           $14,580
        7/96                   $12,747           $13,530
        10/96                  $14,111           $15,420
        1/97                   $15,482           $18,020
        4/97                   $15,082           $16,935
        7/97                   $18,531           $20,074
        10/97                  $18,721           $20,582

This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the indices on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them.

CT&T Funds
Chicago Trust Balanced Fund
Management Discussion & Analysis                                October 31, 1997
================================================================================

For the fiscal year ended October 31, 1997 the Chicago Trust Balanced Fund (the "Fund") reported a total return of 20.1%. Again this year, common stocks produced the greatest component of total return. The equities in the Portfolio returned 32% and bonds produced approximately 11.5%, for this fiscal year. Both bond and equity returns were competitive when measured against the S&P 500 Index return of 32.5% and the Lehman Brothers Aggregate Bond Index return of 10.1%. Over the course of the year, the asset allocation for stocks remained in the 52% to 56% range and bonds in the 34% to 39% range, while cash reserves were maintained in the 6% to 11% range.

When reviewing stock market history, October is many times the cruelest month of the year--consider 1929 and 1987. Again, on October 27, 1997, the stock market experienced a significant drop of 554 points. Such volatility demonstrates the advantages of a balanced fund. Over the past few years, a debate has been brewing in academic circles regarding the value and contribution of asset allocation. A 1986 research study by Brinson, Hood and Beebower contends that, on average, 93.6% of a portfolio return is explained by the mix of stocks, bonds and cash. Other studies contend that asset mix explains approximately 20% to 25% of return. We continue to believe that asset allocation is incredibly important in your total long-term return and a well diversified balanced fund can enhance your expected return.

The outlook for equity investment remains positive but investors should exercise caution in making new investment commitments with special attention paid to valuation levels on individual stocks and bonds. This is no time to "pay up" for stocks and bonds. The Fund will continue to stress individual company fundamentals and reasonable prices in its selection process.

Equity investment in health care, finance, energy and consumer staples has enhanced the performance of the stock portfolio. The bond portfolio continues to stress quality and intermediate term maturities. By diversifying investments among various asset classes, the total risk of significant loss declines as compared to investing in a single asset class.

                           [PIE CHART APPEARS HERE]

                     Portfolio Allocation By Market Sector

Cash & Other Net Assets                              7%
Common Stocks                                       53%
Corporate Notes & Bonds                             18%
U.S. Government & Agency Obligations                18%
Other                                                2%
Asset Backed Securities                              2%



                Comparative Performance Measurement: Growth of
           $10,000 invested in Chicago Trust Balanced Fund, Lehman
             Brothers Aggregate Bond Index/S&P 500 Index and the
               Lipper Balanced Fund Index since Fund's Inception

                             [GRAPH APPEARS HERE]

                   Lehman Brothers
                      Aggregate
                     Bond Index/         Lipper
                       S&P 500          Balanced     Chicago Trust
 Values/Years           Index          Fund Index    Balanced Fund
--------------     ---------------     ----------    -------------
September 1995         10,000            10,000         10,000
October 1995           10,039             9,975         10,108
January 1996           10,752            10,635         10,796
April 1996             10,817            10,751         10,893
July 1996              10,783            10,616         10,926
October 1996           11,625            11,420         11,847
January 1997           12,493            12,187         12,612
April 1997             12,708            12,213         12,720
July 1997              14,481            13,874         14,438
October 1997           14,237            13,715         14,229


This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the indices on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them.

CT&T Funds
Montag & Caldwell Balanced Fund
Management Discussion & Analysis                                October 31, 1997
================================================================================

The Montag & Caldwell Balanced Fund (the "Fund") achieved a strong gain of 24.3% for the fiscal year ended October 31, 1997. During the same period, the combined index of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index increased 21.4%. The Lipper Balanced Fund Index gained 20.1% during the same interval. The Fund's multinational consumer, healthcare and technology equity holdings contributed to the Fund's good results.

The outlook for the stock market continues to be positive. Sustained growth in the economy and corporate profits; continued prospects for low rates of inflation and steady to eventually lower levels of bond yields; and favorable supply/demand factors for equities coupled with guarded views among investors on the stock market outlook suggest a positive backdrop for share prices. It is our view that the recent stock market correction associated with the currency turmoil in Southeast Asia is an "overdue correction" rather than the beginning of a substantial decline in share prices. From January 1, 1995, through September 30, 1997, the S&P 500 Index has provided a total return of 119.3%, so a pullback in share prices was not all that surprising. Our favorable view on the stock market is predicated on the belief that U. S. economic growth will moderate to a non-inflationary rate and that the Federal Reserve is in a flexible position to implement policies that will extend the economic expansion. The currency and financial market turmoil in Southeast Asia should contribute to that moderating process.

We continue to be quite positive on the outlook for shares of high quality growth companies. Because we expect moderate growth in the U. S. economy and corporate profits in the future, the superior and consistent earnings growth rates of these companies will become increasingly attractive. We do not expect the turmoil in Southeast Asia to have a significant impact on the U. S. multinational companies in the Portfolio. While economic growth will slow in Southeast Asia, the region is not expected to experience an economic downturn as severe as that of Mexico and other Latin American countries during their period of financial stress. Most importantly, the multinational companies in the Portfolio sell consumer non-durable products that we don't think will be affected proportionately by a slowdown. Even in a U.S. recession, demand does not slow significantly for products such as soft drinks, blades and detergent. Also, other areas of the world are showing good growth, which offsets the weakness in Southeast Asia. Such geographic diversity is one of the reasons the Fund's multinational holdings have consistently produced solid earnings gains over the years.

With economic growth likely to slow and inflation well-controlled, we think there is the potential for positive bond market returns in the period ahead. In addition to gradually lengthening bond maturities, we will seek to add yield, where appropriate, through the purchase of quality corporate bonds as well as agency issues.

                           [PIE CHART APPEARS HERE]

                     Portfolio Allocation By Market Sector

Cash & Other Net Assets                               4%
Common Stocks                                        58%
U.S. Government & Agency Obligations                 26%
Corporate Notes & Bonds                               9%
Asset Backed Securities                               3%


                      Comparative Performance Measurement:
           Growth of $10,000 invested in Montag & Caldwell Balanced
              Fund, Lehman Brothers Aggregate Bond Index/S&P 500
                   Index and the Lipper Balanced Fund Index
                            since Fund's Inception

                             [GRAPH APPEARS HERE]

                    Lehman Brothers Aggregate            Lipper Balanced              Montag & Caldwell
Values/Yrs.          Bond Index/ S&P Index                Fund Index                   Balanced Fund
11/94                        10,000                         10,000                         10,000
1/95                         10,128                          9,983                         10,079
4/95                         10,891                         10,652                         10,817
7/95                         11,706                         11,424                         11,944
10/95                        12,539                         11,759                         12,375
1/96                         13,040                         12,537                         13,172
4/96                         13,141                         12,674                         13,446
7/96                         13,090                         12,515                         13,410
10/96                        14,881                         13,462                         14,895
1/97                         15,230                         14,343                         16,162
4/97                         15,498                         14,397                         16,071
7/97                         17,717                         16,355                         18,635
10/97                        17,894                         16,168                         18,509

This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the indices on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them.

CT&T Funds
Chicago Trust Bond Fund
Management Discussion & Analysis                                October 31, 1997
--------------------------------------------------------------------------------

Bond market performance over the twelve months ended October 31, 1997, has been influenced by a range of circumstances. At the beginning of the fiscal year, investors were anticipating the need for the Federal Reserve to raise interest rates to help moderate economic growth. A federal funds overnight lending rate increase of .25% occurred at the end of March 1997. As the year elapsed, sentiment quickly changed. Many traditional signs of economic strength such as low unemployment, industrial production and a declining government deficit raised concerns. Most people felt that the Federal Reserve would be forced to raise rates in order to avoid higher inflation. Productivity, growth and global competition has kept inflation lower than predicted by many economic "experts." At the time of this writing, a new theme of "deflation" has become increasingly popular due to the renewed risks of investing in emerging market countries.

For the fiscal year ended October 31, 1997, the Chicago Trust Bond Fund (the "Fund") had a total return of 8.84%. The Fund compares its performance to both the Lehman Brothers Aggregate Bond Index, with a total return of 8.89% for the same period, and the Lipper Intermediate Investment Grade Debt Fund Index, which had a total return of 8.04% during the same period.

The Fund continues to emphasize corporates and mortgages which represent 66% of total assets. We believe that superior returns are achieved from the results of independent, fundamental security analysis combined with the rigorous application of a precise, disciplined portfolio construction process. Rather than attempting to time the market, we firmly believe in adding value through sector analysis, credit quality research and security structure analysis. We believe our focus on long term, intrinsic value captures yield without increasing portfolio risk.

Throughout the year, corporate bonds contributed favorably to the Fund's comparatively strong investment results. The Fund focuses on selecting corporate obligations that will enhance the Fund's overall return while maintaining a strict adherence to required risk parameters. Both asset-backed and mortgage bonds also can provide investors with strong relative returns. Prepayment risk is analyzed under numerous interest rate scenarios to evaluate sensitivity to changes in rates. Government bonds are used to capture risk neutral anomalies based on the slope of the yield curve.

Changes in the Portfolio's duration are made based on our 12- to 18-month outlook for bond returns. We are not market timers. Duration changes are constrained to a range of plus or minus 10% of the duration of the Lehman Brothers Aggregate Bond Index. We will also adjust the distribution of our Portfolio's maturity and duration based on the current slope of the yield curve to capture incremental return and to control systematic risk. Over the last year, the Fund's effective duration has ranged from a high of 4.7 years to a low of 4.5 years. Currently, the effective portfolio duration is 4.6 years.

          [PIE CHART PORTFOLIO ALLOCATION BY MARKET SECTOR GOES HERE]

                     Portfolio Allocation By Market Sector

Cash & Other Net Assests                                4%
U.S. Government & Agency Obligations                   47%
Corporate Notes & Bonds                                40%
Other                                                   4%
Asset Backed Securities                                 5%

                     Comparative Performance Measurement:
            Growth of $10,000 invested in Chicago Trust Bond Fund,
             Lehman Brothers Aggregate Bond Index and the Lipper
              Intermediate Investment Grade Debt Fund Index since
                               Fund's Inception

            [CHART COMPARATIVE PERFORMANCE MEASUREMENT GOES HERE]

                    Lehman Brothers Aggregate           Lipper Intermediate Investment         Chicago Trust
Values/Yrs.                Bond Index                       Grade Debt Fund Index                Bond Fund
12/93                        10,000                                 10,000                        10,000
4/94                          9,507                                  9,524                         9,682
7/94                          9,674                                  9,640                         9,768
10/94                         9,535                                  9,537                         9,677
1/95                          9,769                                  9,720                         9,894
4/95                         10,203                                 10,121                        10,307
7/95                         10,651                                 10,520                        10,735
10/95                        11,026                                 10,885                        11,117
1/96                         11,424                                 11,267                        11,507
4/96                         11,085                                 10,930                        11,169
7/96                         11,241                                 11,070                        11,331
10/96                        11,671                                 11,465                        11,758
1/97                         11,797                                 11,589                        11,926
4/97                         11,870                                 11,641                        11,972
7/97                         12,451                                 12,191                        12,555
10/97                        12,709                                 12,388                        12,797

This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the indices on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them.

CT&T Funds
Chicago Trust Municipal Bond Fund
Management Discussion & Analysis                                October 31, 1997
--------------------------------------------------------------------------------

Over the past year the bond markets can be characterized as having an overall downward interest rate bias with a notable flattening of the yield curve--in other words, rates are down and the additional yield gained from extending from one-year to 30-year maturities has fallen. For example, in October 1996, moving from one-year to 30 year maturities in AA-rated General Obligation bonds added almost 2.00% in yield. This October, however, investors added only about 1.50% in additional yield for the same extension. Also, it is typical to earn 0.10% additional yield per year in intermediate maturities for each year of extension; however, for most of 1997, seven- to twelve-year municipal bonds added only 0.05% to 0.07% for annual extensions.

The other significant market anomaly evident this October is the under-performance of municipals versus taxable bonds. Expressed as a percent of U.S. Treasury prices, municipal bonds now range from 70% to 87% for one- to 30-year maturities. These percentages are higher than normal since U.S. Treasury yields moved up rapidly as a result of the flight to quality from volatile equity and international markets. Conversely, high seasonal supply in municipals held tax-exempt bond prices down.

For the fiscal year ended October 31, 1997, total return for the Chicago Trust Municipal Bond Fund (the "Fund") was 5.13%. The Fund earned an average annual return of 5.97% for the three year period ended October 31, 1997. While 30-year municipal bond yields under 6% tend to limit retail buying, this relative "cheapness" of municipals versus taxables has increased interest in the tax-exempt market from corporate buyers, especially insurance companies. Year to year, municipal rates are down, with October 31, 1997, yields on five-year AA-rated General Obligation bonds at 4.25%, 10 year maturities at 4.65%, and 30 years at 5.20%. Contributions to bond funds for most of the period were slow, but with continuing volatility in the domestic stock market and weakness internationally, the coming year should see greater allocations to fixed income securities.

Activity in the Fund for the fiscal year concentrated on increasing current income with purchases of 5% to 6% coupon bonds, as well as taking advantage of attractive levels on issuers from "specialty" states, such as California, Michigan, and New York. Because of local tax advantages for in-state buyers, issuers in these states usually sell at lower yields than non-specialty issuers such as those in Illinois, Washington, or Wisconsin, for example. Due to recent sizable new issuance from several specialty states, we were able to take advantage of attractive yield levels for the Fund. At October 31, 1997, the Fund's average credit quality has been maintained at AA, average maturity at 5.6 years and duration at 4.5 years.

                     Comparative Performance Measurement:
             Growth of $10,000 invested in Chicago Trust Municipal
                  Bond Fund and the Lehman Brothers Five-Year
              Government Obligations Index since Fund's Inception


           [COMPARATIVE PERFORMANCE MEASUREMENT CHART APPEARS HERE]

                            LEHMAN BROTHERS
                            5-YEAR GOVERNMENT         CHICAGO TRUST
            VALUES/YEARS    OBLIGATIONS INDEX   MUNICIPAL BOND FUND
            ------------    -----------------   -------------------
            12/93                 $10,000                   $10,000
            1/94                  $10,094                   $10,106
            4/94                  $ 9,782                   $ 9,803
            7/94                  $ 9,921                   $ 9,922
            10/94                 $ 9,838                   $ 9,808
            1/95                  $ 9,956                   $ 9,958
            4/95                  $10,288                   $10,218
            7/95                  $10,669                   $10,518
            10/95                 $10,855                   $10,719
            1/96                  $11,138                   $10,969
            4/96                  $11,025                   $10,811
            7/96                  $11,156                   $10,935
            10/96                 $11,368                   $11,103
            1/97                  $11,540                   $11,230
            4/97                  $11,548                   $11,201
            7/97                  $11,990                   $11,600
            10/97                 $12,107                   $11,673

                           [PIE CHART APPEARS HERE]

                     Portfolio Allocation By Quality Rating

                     A                                   8%
                     Aa                                 33%
                     Aaa                                56%
                     Not Rated                           3%


This chart compares a $10,000 investment made in the Fund on its inception date to a $10,000 investment made in the indices on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them.

CT&T Funds
Chicago Trust Money Market Fund
Management Discussion & Analysis                                October 31, 1997
--------------------------------------------------------------------------------

Once again the most recent Federal Reserve Open Market Committee meeting came and went without a change in interest rates. Policymakers left the Federal Funds overnight lending rate unchanged at 5.50%. This is the same rate it has been since late March.

While domestic economic activity continues to show strength, the picture from overseas, Southeast Asia in particular, remains cloudy. What, if any, effect this may have on policymaking decisions in the near future remains to be seen.

The short-term yield curve remains very flat. This means that the yield earned for investing for seven days is approximately the same as the yield for investing for 270 days. The Chicago Trust Money Market Fund (the "Fund") is positioned to take advantage of this type of yield curve profile. It has a weighted average maturity of 33 days, which is almost half the average maturity of a "typical" prime domestic money market fund.

The performance of the Fund has exceeded its benchmark, the Donaghue's First Tier Money Market Fund Index, by 0.23% for the quarter ended October 31, 1997. For the previous 12 months, the outperformance has been 0.20%. The low expenses of the Fund coupled with the effective structure of the Fund have been the primary reasons it has continued to outperform other money market funds in the peer group.

        [PIE CHART PORTFOLIO ALLOCATION BY MARKET SECTOR APPEARS HERE]

                     Portfolio Allocation By Market Sector

Time Deposits                     4%
Certificates of Deposit           5%
Commercial Paper                 77%         [INSERT PIE CHART HERE]
Cash & Other Net Assets          10%
GIC within Funding Agreement      4%

CT&T Funds
Montag & Caldwell Growth Fund
Schedule of Investments                                         October 31, 1997
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                   ------
COMMON STOCKS - 97.44%
           Business Services - 2.26%
  440,100  Manpower, Inc...........................................$ 16,888,838
                                                                   ------------

           Consumer Durables - 1.82%
  490,000  Harley Davidson, Inc....................................  13,597,500
                                                                   ------------

           Consumer Non-Durables - 14.87%
  802,500  CUC International, Inc.*................................  23,673,750
  335,000  Gillette Co.............................................  29,835,938
  280,000  Interpublic Group of Companies, Inc.....................  13,300,000
  427,600  Mattel, Inc.............................................  16,622,950
  410,000  Procter & Gamble Co.....................................  27,880,000
                                                                   ------------
                                                                    111,312,638
                                                                   ------------

           Electrical - 2.80%
  324,700  General Electric Co.....................................  20,963,444
                                                                   ------------

           Entertainment and Leisure - 2.58%
  235,000  Walt Disney Co..........................................  19,328,750
                                                                   ------------

           Finance - 6.74%
  265,000  American Express Co.....................................  20,670,000
  217,400  American International Group, Inc.......................  22,188,387
  260,000  First Data Corp.........................................   7,556,250
                                                                   ------------
                                                                     50,414,637
                                                                   ------------

           Food and Beverage - 6.22%
  500,000  Coca-Cola Co............................................  28,250,000
  200,000  Pioneer Hi-Bred International, Inc......................  18,325,000
                                                                   ------------
                                                                     46,575,000
                                                                   ------------

           Health Care Services - 7.47%
  475,000  Johnson & Johnson.......................................  27,253,125
  405,000  Pfizer, Inc.............................................  28,653,750
                                                                   ------------
                                                                     55,906,875
                                                                   ------------

           Lodging - 2.61%
  280,000  Marriott International, Inc.............................  19,530,000
                                                                   ------------

           Medical Supplies - 2.67%
  460,000  Medtronic, Inc..........................................  20,010,000
                                                                   ------------

           Pharmaceuticals - 8.74%
  270,000  Bristol-Myers Squibb Co.................................$ 23,692,500
  330,000  Eli Lilly & Co..........................................  22,068,750
  220,000  Merck & Co., Inc........................................  19,635,000
                                                                   ------------
                                                                     65,396,250
                                                                   ------------

           Restaurants - 2.90%
  280,000  Cracker Barrell
           Old Country Store, Inc..................................   8,260,000
  300,000  McDonald's Corp.........................................  13,443,750
                                                                   ------------
                                                                     21,703,750
                                                                   ------------
           Retail - 5.68%
  350,000  Gap, Inc................................................  18,615,625
  430,000  Home Depot, Inc.........................................  23,918,750
                                                                   ------------
                                                                     42,534,375
                                                                   ------------

           Technology - 27.95%
  330,000    Adaptec, Inc.*........................................  15,984,375
  410,000    Cisco Systems, Inc.*..................................  33,632,812
  350,600    Compaq Computer Corp.*................................  22,350,750
  400,000    Electronic Arts, Inc.*................................  13,550,000
  313,700    Intel Corp............................................  24,154,900
  230,000    Microsoft Corp.*......................................  29,900,000
  670,000    Oracle Corp.*.........................................  23,973,438
  307,400    Seagate Technology, Inc.*.............................   8,338,225
  380,000    Solectron Corp.*......................................  14,915,000
  540,000    3Com Corp.*...........................................  22,376,250
                                                                   ------------
                                                                    209,175,750
                                                                   ------------

           Telecommunications - 2.13%
  360,000  Ericsson (LM)
           Telefonaktiebolaget, ADR
           Class B, Series 10......................................  15,930,000
                                                                   ------------

           Total Common Stocks..................................... 729,267,807
                                                                   ------------
           (Cost $582,126,971)

See accompanying Notes to Financial Statements.

CT&T Funds
Montag & Caldwell Growth Fund
Schedule of Investments - continued                             October 31, 1997
--------------------------------------------------------------------------------

                                                             Market
Shares                                                       Value
------                                                       ------
INVESTMENT COMPANIES - 3.31%
  15,205,543  Bankers Trust Institutional
              Cash Management Fund.................. $   15,205,543
   9,534,733  Bankers Trust Institutional
              Treasury Money Fund...................      9,534,733
                                                     --------------
              Total Investment Companies............     24,740,276
                                                     --------------
              (Cost $24,740,276)

Total Investments - 100.75%.........................    754,008,083
                                                     --------------
(Cost $606,867,247)**
Liabilities Net of Cash and Other Assets - (0.75%)..     (5,589,917)
                                                     --------------
Net Assets - 100.00%................................ $  748,418,166
                                                     ==============

-----------------------
   *  Non-income producing security.
  **  Aggregate cost for Federal income tax purposes is $606,962,652.

         Gross unrealized appreciation      $  155,538,447
         Gross unrealized (depreciation)        (8,493,016)
                                            --------------
         Net unrealized appreciation        $  147,045,431
                                            ==============

  ADR  American Depositary Receipt

See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Growth & Income Fund
Schedule of Investments                                         October 31, 1997
--------------------------------------------------------------------------------

                                                                       Market
   Shares                                                               Value
-----------                                                         ------------
COMMON STOCKS - 94.65%
              Business Services - 1.17%
     84,000   Paychex, Inc. .....................................   $  3,202,500
                                                                    ------------

              Capital Goods - 5.64%
    155,000   AlliedSignal, Inc. ................................      5,580,000
    273,000   Federal Signal Corp. ..............................      6,603,187
     41,500   Pitney Bowes, Inc. ................................      3,291,469
                                                                    ------------
                                                                      15,474,656
                                                                    ------------
              Chemicals - 1.93%
    121,400   Praxair, Inc. .....................................      5,288,487
                                                                    ------------

              Consumer Durables - 6.47%
    218,000   Illinois Tool Works, Inc. .........................     10,722,875
    157,000   Johnson Controls, Inc. ............................      7,045,375
                                                                    ------------
                                                                      17,768,250
                                                                    ------------
              Consumer Non-Durables - 11.39%
     80,600   Cintas Corp. ......................................      5,823,350
     71,500   Lancaster Colony Corp. ............................      3,539,250
    179,000   Mattel, Inc. ......................................      6,958,625
    234,100   Newell Co. ........................................      8,983,587
     88,000   Procter & Gamble Co. ..............................      5,984,000
                                                                    ------------
                                                                      31,288,812
                                                                    ------------
              Electrical - 2.70%
    114,800   General Electric Co. ..............................      7,411,775
                                                                    ------------

              Energy - 6.84%
    132,800   Exxon Corp. .......................................      8,158,900
    202,000   Royal Dutch Petroleum Co., NY, ADR ................     10,630,250
                                                                    ------------
                                                                      18,789,150
                                                                    ------------
              Finance - 21.47%
    100,000   AFLAC, Inc. .......................................      5,087,500
    102,975   American International Group, Inc. ................     10,509,886
     57,000   Associates First Capital Corp., Class A ...........      3,626,625
    284,600   Federal Home Loan Mortgage Corp. ..................     10,779,225
    108,000   First Data Corp. ..................................      3,138,750
     25,950   General Re Corp. ..................................      5,117,016
    145,000   Green Tree Financial Corp. ........................      6,108,125
    158,287   MBNA Corp. ........................................      4,164,927
    325,200   Norwest Corp. .....................................     10,426,725
                                                                    ------------
                                                                      58,958,779
                                                                    ------------
              Food and Beverage - 4.41%
    138,500   Richfood Holdings, Inc., Class A ..................      3,341,313
    219,000   Sysco Corp. .......................................      8,760,000
                                                                    ------------
                                                                      12,101,313
                                                                    ------------
              Health Care Services - 10.23%
    137,000   Cardinal Health, Inc. .............................     10,172,250
    333,375   Health Management Associates, Inc., Class A* ......      8,126,016
    138,600   Pfizer, Inc. ......................................      9,805,950
                                                                    ------------
                                                                      28,104,216
                                                                    ------------
              Pharmaceuticals - 1.85%
     57,000   Merck & Co, Inc. ..................................      5,087,250
                                                                    ------------

              Retail - 4.26%
     51,000   Kohl's Corp.* .....................................      3,423,375
    294,000   Walgreen Co. ......................................      8,268,750
                                                                    ------------
                                                                      11,692,125
                                                                    ------------
              Technology - 13.70%
     76,400   Cisco Systems, Inc.* ..............................      6,267,187
     58,600   Computer Sciences Corp.* ..........................      4,156,938
     88,000   HBO & Co. .........................................      3,828,000
     73,400   Microsoft Corp.* ..................................      9,542,000
    156,000   Oracle Corp.* .....................................      5,581,875
    124,000   Sun Microsystems, Inc.* ...........................      4,247,000
     96,250   3Com Corp.* .......................................      3,988,359
                                                                    ------------
                                                                      37,611,359
                                                                    ------------
              Telecommunications - 2.59%
    132,000   Tellabs, Inc.* ....................................      7,128,000
                                                                    ------------

              Total Common Stocks ...............................    259,906,672
              (Cost $182,870,419)                                   ------------

 Par Value
-----------
REPURCHASE AGREEMENT - 3.65%
$10,017,000   First Chicago,
              5.7000%, dated 10/31/97 to be repurchased on
              11/03/97 at $10,021,758 (Collateralized by U.S.
              Treasury Note 6.000%, due 06/30/99; Total Par
              $9,965,000) .......................................     10,017,000
                                                                    ------------
              Total Repurchase Agreement ........................     10,017,000
              (Cost $10,017,000)                                    ------------

See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Growth & Income Fund
Schedule of Investments -- Continued                            October 31, 1997
--------------------------------------------------------------------------------

Total Investments - 98.30% ......................................   $269,923,672
(Cost $192,887,419) **                                              ------------
Net Other Assets and Liabilities - 1.70% ........................      4,684,235
                                                                    ------------
Net Assets - 100.00% ............................................   $274,607,907
                                                                    ============

----------------------------

   *    Non-income producing security.

  **    Aggregate cost for Federal income tax purposes is $192,887,419.

              Gross unrealized appreciation        $81,936,543
              Gross unrealized (depreciation)       (4,900,290)
                                                   -----------
              Net unrealized appreciation          $77,036,253
                                                   ===========

 ADR    American Depositary Receipt


See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Talon Fund
Schedule of Investments                                         October 31, 1997
--------------------------------------------------------------------------------

                                                                Market
Shares                                                           Value
------                                                          ------
COMMON STOCKS - 69.93%
            Aerospace / Defense - 4.14%
    14,500  General Dynamics Corp. ....................... $ 1,177,219
                                                           -----------

            Cable Television - 0.16%
    11,417  Tescorp, Inc.*(A).............................      44,241
                                                           -----------

            Consumer Cyclical - 4.93%
    63,000  Circus Circus Enterprises, Inc.*..............   1,401,750
                                                           -----------

            Electrical - 2.46%
    30,000  Berg Electronics Corp.*.......................     701,250
                                                           -----------

            Finance - 12.22%
   160,000  Danielson Holdings Corp. .....................   1,260,000
    52,000  Risk Capital Holdings, Inc. ..................   1,183,000
    43,125  St. Paul Bancorp, Inc. .......................   1,035,000
                                                           -----------
                                                             3,478,000
                                                           -----------

            Pharmaceuticals - 15.36%
    70,000  Mylan Laboratories, Inc. .....................   1,535,625
    55,000  North American Vaccine, Inc.*.................   1,381,875
    67,544  Vitalink Pharmacy Services, Inc.*.............   1,456,418
                                                           -----------
                                                             4,373,918
                                                           -----------

            Printing and Publishing - 4.70%
    41,000  R.R. Donnelley & Sons Co. ....................   1,337,625
                                                           -----------

            Real Estate - 4.30%
    40,000  Equity Office Properties Trust, REIT..........   1,222,500
                                                           -----------

            Restaurants - 6.04%
    28,000  Starbucks Corp.*..............................     924,000
   122,500  Unique Casual Restaurants.....................     796,250
                                                           -----------
                                                             1,720,250
                                                           -----------

            Retail - 4.87%
    55,000  Pep Boys-Manny Moe & Jack.....................   1,385,312
                                                           -----------

            Technology - 10.75%
    50,000  American Management Systems, Inc.*............   1,081,250
    22,000  Cerner Corp.*.................................     533,500
   105,000  Robotic Vision Systems, Inc.*.................   1,443,750
                                                           -----------
                                                             3,058,500
                                                           -----------
            Total Common Stocks...........................  19,900,565
                                                           -----------
            (Cost $15,980,250)

PREFERRED STOCK - 1.27%
            Cable Television
     3,000  Tescorp, Inc. 8.0000% Conv. Pfd. (A)..........     363,000
                                                           -----------
            Total Preferred Stock.........................     363,000
                                                           -----------
            (Cost $300,000)


Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.26%
            Federal Home Loan Bank - 3.52%
$1,000,000  5.8750%, 02/26/98.............................   1,002,210
                                                             ---------

            U.S. Treasury Bills (B) - 13.94%
 1,000,000  4.9984%, 11/13/97.............................     998,382
 1,000,000  4.8465%, 11/13/97.............................     998,382
 1,000,000  5.0290%, 12/11/97.............................     994,488
 1,000,000  5.1407%, 04/16/98.............................     976,900
                                                           -----------
                                                             3,968,152
                                                           -----------

            U.S. Treasury Notes - 8.80%
 1,000,000  5.2500%, 07/31/98.............................     998,380
 1,500,000  5.8750%, 07/31/99.............................   1,505,355
                                                           -----------
                                                             2,503,735
                                                           -----------

            Total U.S. Government
            and Agency Obligations........................   7,474,097
                                                           -----------
            (Cost $7,466,281)
 Shares
 ------
INVESTMENT COMPANY - 2.71%
   769,994  Bankers Trust Institutional
            Cash Management Fund..........................     769,994
                                                           -----------
            Total Investment Company......................     769,994
                                                           -----------
            (Cost $769,994)

PURCHASED PUT OPTIONS - 0.90%
                Number of      Exercise       Expiration
 Issuer         Contracts       Price            Date
 ------         ---------      --------       ----------

S & P 500          30           $9.60          11/22/97        142,500
S & P 500          20           $9.60          12/20/97        115,000
                ---------                                   -----------
                   50
Total Purchased Put Options...............................     257,500
                                                            -----------
(Cost $120,125)


Total Investments - 101.07%...............................  28,765,156
                                                           -----------
(Cost $24,636,650) **
Liabilities Net of Cash and Other Assets - (1.07%)........    (305,573)
                                                           -----------
Net Assets - 100.00%...................................... $28,459,583
                                                           ===========

---------------------------------------

  *   Non-income producing security.
  **  Aggregate cost for Federal income tax purposes is $24,792,119.

        Gross unrealized appreciation           $4,336,501
        Gross unrealized (depreciation)           (363,464)
                                                ----------
        Net unrealized appreciation             $3,973,037
                                                ==========


 (A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 1997, these securities amounted to $407,241 or 1.43% of net assets.
 (B)  Annualized yield at time of purchase
REIT  Real Estate Investment Trust


See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Balanced Fund
Schedule of Investments                                         October 31, 1997
--------------------------------------------------------------------------------

                                                              Market
Shares                                                        Value
------                                                        ------
COMMON STOCKS - 53.40%
            Aerospace - 1.02%
    40,000  Boeing Co. ................................... $  1,915,000
                                                           ------------

            Business Services - 1.01%
    50,000  Paychex, Inc. ................................    1,906,250
                                                           ------------

            Capital Goods - 3.11%
    50,000  AlliedSignal Corp. ...........................    1,800,000
    85,000  Federal Signal Corp. .........................    2,055,937
    25,000  Pitney Bowes, Inc. ...........................    1,982,812
                                                           ------------
                                                              5,838,749
                                                           ------------

            Chemicals - 1.04%
    45,000  Praxair, Inc. ................................    1,960,312
                                                           ------------

            Consumer Durables - 2.89%
    65,000  Illinois Tool Works, Inc. ....................    3,197,187
    50,000  Johnson Controls, Inc. .......................    2,243,750
                                                           ------------
                                                              5,440,937
                                                           ------------

            Consumer Non-Durables - 6.35%
    25,000  Cintas Corp. .................................    1,806,250
    50,000  Lancaster Colony Corp. .......................    2,475,000
    60,000  Mattel, Inc. .................................    2,332,500
    75,000  Newell Co. ...................................    2,878,125
    36,000  Procter & Gamble Co. .........................    2,448,000
                                                           ------------
                                                             11,939,875
                                                           ------------

            Electrical - 1.37%
    40,000  General Electric Co. .........................    2,582,500
                                                           ------------

            Energy - 6.25%
    30,000  Amoco Corp. ..................................    2,750,625
    45,000  Exxon Corp. ..................................    2,764,687
    52,000  Royal Dutch Petroleum Co., NY, ADR ...........    2,736,500
    40,000  Schlumberger Ltd. ............................    3,500,000
                                                           ------------
                                                             11,751,812
                                                           ------------

            Finance - 10.12%
    35,000  American International Group, Inc. ...........    3,572,188
    30,000  Associates First Capital Corp., Class A.......    1,908,750
    90,000  Federal Home Loan Mortgage Corp. .............    3,408,750
    50,000  First Data Corp. .............................    1,453,125
    40,000  Green Tree Financial Corp. ...................    1,685,000
   120,000  MBNA Corp. ...................................    3,157,500
   120,000  Norwest Corp. ................................    3,847,500
                                                           ------------
                                                             19,032,813
                                                           ------------


            Food and Beverage - 1.85%
    45,000  Richfood Holdings, Inc., Class A..............    1,085,625
    60,000  Sysco Corp. ..................................    2,400,000
                                                           ------------
                                                              3,485,625
                                                           ------------

            Health Care Services - 5.62%
    25,000  Abbott Laboratories...........................    1,532,813
    35,000  Cardinal Health, Inc. ........................    2,598,750
    90,000  Health Management
            Associates, Inc., Class A*....................    2,193,750
    60,000  Pfizer, Inc. .................................    4,245,000
                                                           ------------
                                                             10,570,313
                                                           ------------

            Medical Supplies - 1.39%
    60,000  Medtronic, Inc. ..............................    2,610,000
                                                           ------------

            Pharmaceuticals - 1.42%
    30,000  Merck & Co, Inc. .............................    2,677,500
                                                           ------------

            Retail - 1.50%
   100,000  Walgreen Co. .................................    2,812,500
                                                           ------------

            Technology - 7.60%
    40,000  Cisco Systems, Inc.*..........................    3,281,250
    35,000  Computer Sciences Corp.*......................    2,482,812
    56,500  Electronic Data Systems Co. ..................    2,185,844
    25,000  Microsoft Corp.*..............................    3,250,000
    52,500  Oracle Corp.*.................................    1,878,516
    35,000  Sun Microsystems, Inc.*......................     1,198,750
                                                           ------------
                                                             14,277,172
                                                           ------------

            Telecommunications - 0.86%
    30,000  Tellabs, Inc.*................................    1,620,000
                                                           ------------

            Total Common Stocks...........................  100,421,358
                                                           ------------
            (Cost $68,550,142)
Par Value
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.09%
            U.S. Treasury Notes - 7.86%
$2,000,000  9.0000%, 05/15/98.............................    2,037,280
 1,500,000  5.5000%, 02/28/99.............................    1,497,795
 1,500,000  8.0000%, 08/15/99.............................    1,559,055
 2,000,000  7.1250%, 02/29/00.............................    2,061,360
 2,000,000  5.2500%, 01/31/01.............................    1,973,480
 2,000,000  7.8750%, 08/15/01.............................    2,141,680
 1,500,000  5.7500%, 08/15/03.............................    1,494,015
 2,000,000  5.8750%, 02/15/04.............................    2,005,480
                                                           ------------
                                                             14,770,145
                                                           ------------

See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Balanced Fund
Schedule of Investments - continued                             October 31, 1997
--------------------------------------------------------------------------------

                                                                          Market
Par Value                                                                  Value
---------                                                                 ------
            U. S. Treasury Bonds - 1.69%
$150,0000   7.1250%, 02/15/23....................................    $ 1,667,520
 150,0000   6.2500%, 08/15/23....................................      1,503,645
                                                                     -----------
                                                                       3,171,165
                                                                     -----------

            Federal Home Loan Mortgage Corporation - 3.75%
  600,000   5.5000%, 08/15/04....................................        598,086
1,000,000   5.8500%, 02/21/06....................................        986,980
  800,000   6.0000%, 03/15/07....................................        800,456
1,000,000   6.5000%, 09/15/07....................................      1,014,760
  570,206   7.5000%, 04/01/08....................................        585,704
1,016,287   6.5000%, 06/01/09....................................      1,016,602
  469,525   5.1500%, 11/15/12....................................        468,037
  602,995   7.0000%, 07/01/13....................................        606,196
  692,800   7.0000%, 11/15/13, IO................................         14,438
1,000,000   6.0000%, 12/15/23....................................        954,150
                                                                     -----------
                                                                       7,045,409
                                                                     -----------

            Federal National Mortgage Association - 1.05%
  458,555   6.0000%, 06/25/02, CMO...............................        456,987
  800,365   6.9000%, 12/25/03, CMO...............................        816,101
  993,359   7.0000%, 07/25/17, CMO, IO...........................         84,000
  582,401   9.0000%, 05/01/25....................................        619,710
                                                                     -----------
                                                                       1,976,798
                                                                     -----------

            Government National Mortgage Association - 3.74%
  509,484   7.0000%, 06/15/08....................................        518,558
  634,229   8.0000%, 03/15/17....................................        658,405
  876,773   8.0000%, 06/15/17....................................        910,196
1,653,925   7.0000%, 09/15/23....................................      1,663,733
1,081,615   7.0000%, 10/15/23....................................      1,088,029
  784,192   7.0000%, 10/15/23....................................        788,843
1,422,928   6.5000%, 03/15/26....................................      1,407,802
                                                                     -----------
                                                                       7,035,566
                                                                     -----------

            Total U. S. Government
            and Agency Obligations...............................     33,999,083
            (Cost $33,455,048)                                       -----------

CORPORATE NOTES AND BONDS - 17.72%
            Cable Television - 0.44%
  700,000   Continental Cablevision, Debenture
            9.5000%, 08/01/13....................................        824,250
                                                                     -----------


            Consumer Non-Durables - 0.68%
  500,000   Anheuser Busch Co.
            7.0000%, 12/01/25....................................        495,625
  750,000   Brown Group, Inc., Senior Notes
            9.5000%, 10/15/06....................................        776,250
                                                                     -----------
                                                                       1,271,875
                                                                     -----------

            Finance - 10.22%
 1,000,000  Advanta Corp., MTN
            7.0000%, 05/01/01....................................      1,001,250
  650,000   Associates Corp. NA
            6.3750%, 08/15/98....................................        653,361
  750,000   Bankers Trust-NY, Subordinated Notes
            8.1250%, 04/01/02....................................        802,500
  250,000   Chelsea GCA Realty Partnership, REIT
            7.2500%, 10/21/07....................................        252,500
1,500,000   Chrysler Financial Corp.
            6.6250%, 08/15/00....................................      1,522,500
1,000,000   Continental Corp. Notes
            7.2500%, 03/01/03....................................      1,032,500
  750,000   DR Investment Corp.
            7.4500%, 05/15/07 (A)................................        793,125
  945,000   Federal Realty Investment Trust
            Covertible Subordinated Bonds, REIT
            5.2500%, 10/28/03....................................        907,200
1,000,000   First Chicago Bank
            7.7500%, 12/01/26 (A)................................      1,013,750
1,250,000   Goldman Sachs Group LP
            6.2500%, 02/01/03 (A)................................      1,240,625
1,000,000   International Bank for Reconstruction &
            Development Notes
            9.7700%, 05/27/98....................................      1,023,750
1,000,000   John Deere Capital Corp., Debenture
            8.6250%, 08/01/19....................................      1,088,750
  500,000   Leucadia National Corp.
            Senior Subordinated Notes
            7.8750%, 10/15/06....................................        519,375
  975,000   Leucadia National Corp.
            Senior Subordinated Notes
            8.2500%, 06/15/05....................................      1,034,719
1,000,000   Merrill Lynch & Co., Inc.
            7.0000%, 04/27/08....................................      1,041,250
1,500,000   Metropolitan Life Insurance Co.
            6.3000%, 11/01/03 (A)................................      1,488,750
  600,000   Olympic Financial Ltd.
            11.5000%, 03/15/07...................................        622,500
1,000,000   Pacific Mutual Life Insurance Co.
            7.9000%, 12/30/23 (A)................................      1,070,000
1,000,000   Prudential Insurance Co. of America
            8.3000%, 07/01/25 (A)................................      1,095,000
1,000,000   Wells Fargo Capital
            7.7300%, 12/01/26 (A)................................      1,005,000
                                                                     -----------
                                                                      19,208,405
                                                                     -----------
            Food and Beverage - 0.54%
1,000,000   Nabisco, Inc.
            6.7000%, 06/15/02....................................      1,017,500
                                                                     -----------

See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Balanced Fund
Schedule of Investments - continued                             October 31, 1997
================================================================================

                                                                          Market
Par Value                                                                  Value
---------                                                                 ------
              Healthcare Services - 0.47%
$ 1,100,000   Hospital Corp. of America
              Debenture
              7.6485%, 06/01/00 (B)..............................    $   884,125
                                                                     -----------
              Printing and Publishing - 1.00%
    750,000   News America Holdings
              7.7500%, 02/01/24...................................       753,750
    520,693   Time Warner, Inc., Series M
              10.2500%, 07/01/16*(A)..............................       600,099
    500,000   Valassis Inserts, Inc.
              Senior Subordinated Notes
              9.3750%, 03/15/99..................................        516,875
                                                                     -----------
                                                                       1,870,724
                                                                     -----------

              Retail - 0.51%
  1,000,000   K-mart Corp., Debenture
              7.9500%, 02/01/23..................................        960,000
                                                                     -----------

              Transportation - 0.25%
    433,477   Delta Air Lines, Inc.
              Equipment Trust, Series 1992A
              8.5400%, 01/02/07..................................        465,898
                                                                     -----------

              Utilities - 3.61%
  1,000,000   CalEnergy Co, Inc.
              7.6300%, 10/15/07..................................      1,012,500
  1,000,000   Commonwealth Edison Bond, First Mortgage
              7.7500%, 07/15/23..................................      1,023,750
  1,000,000   Gulf States Utilities, First Mortgage, Series A
              8.2500%, 04/01/04..................................      1,076,250
  1,000,000   Long Island Lighting Co., Debenture
              9.0000%, 11/01/22..................................      1,128,750
  1,000,000   Niagara Mohawk Power, First Mortgage
              8.0000%, 06/01/04..................................      1,057,500
    500,000   Philadelphia Electric Co., First Mortgage
              5.6250%, 11/01/01..................................        490,625
    922,000   WorldCom, Inc. GA, Senior Note
              8.8750%, 01/15/06................................          995,760
                                                                     -----------
                                                                       6,785,135
                                                                     -----------
              Total Corporate Notes and Bonds....................     33,287,912
              (Cost $32,193,167)                                     -----------

YANKEE BONDS - 1.42%
$ 1,750,000   Chilgener S.A. Yankee (Chile)
              6.5000%, 01/15/06..................................    $ 1,732,500
    416,667   Province of Mendoza
              Collateral Oil Royalty Note
              10.0000%, 07/25/02 (A).............................        442,405
    500,000   Skandinaviska Enskilda,
              Subordinated Notes
              6.6250%, 03/29/49 (A)..............................        503,443
                                                                     -----------
              Total Yankee Bonds.................................      2,678,348
              (Cost $2,622,867)                                      -----------

GOVERNMENT TRUST CERTIFICATES - 0.55%
    142,858   Greece Trust, Class G-2
              8.0000%, 05/15/98..................................        143,572
    837,831   Israel Collateral Trust, Class 1-C
              9.2500%, 11/15/01..................................        881,817
                                                                     -----------
              Total Government
              Trust Certificates.................................      1,025,389
              (Cost $1,061,200)                                      -----------

ASSET-BACKED SECURITIES - 1.94%
  1,000,000   BA Mortgage Securities, CMO
              7.3500%, 07/25/26..................................        998,750
  1,000,000   Chemical Master Credit Card Trust I, Class A
              5.5500%, 09/15/03..................................        989,210
  1,000,000   Citibank Credit Card Master Trust I, Class A
              6.8390%, 02/10/04..................................      1,023,190
    600,000   Midland Realty Acceptance Corp. CMO
              7.4750%, 08/25/28..................................        632,625
                                                                     -----------
              Total Asset-Backed Securities......................      3,643,775
              (Cost $3,575,262)                                      -----------

REPURCHASE AGREEMENT - 6.35%
 11,933,000   First Chicago,
              5.7000%, dated 10/31/97 to be repurchased
              on 11/03/97 at $11,938,668
              (Collateralized by U.S. Treasury Note
              6.0000%, due 07/31/02;
              Total Par $11,895,000).............................     11,933,000
                                                                     -----------
              Total Repurchase Agreement.........................     11,933,000
              (Cost $11,933,000)                                     -----------

See accompanying Notes to Financial Statements.

CT&T FUNDS
Chicago Trust Balanced Fund
Schedule of Investments - continued                                              October 31, 1997
=================================================================================================
Total Investments - 99.47%......................................................   $  186,988,865
                                                                                -----------------
(Cost $153,390,686) **

Net Other Assets and Liabilities - 0.53%........................................        1,004,472
                                                                                -----------------

      Net Assets - 100.00%                                                          $187,993,337
-----------------------------------------------------------------------         =================

  * Non-income producing security.
  **  Aggregate cost for Federal income tax purposes is $153,390,686.

     Gross unrealized appreciation      $    34,994,384
     Gross unrealized (depreciation)         (1,396,205)
                                        ---------------
     Net unrealized appreciation        $    33,598,179
                                        ===============

  IO  Interest Only
  ADR  American Depositary Receipt
  (A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 1997, these securities amounted to $9,252,197 or 4.92% of net assets.
  (B) Annualized yield at time of purchase
  CMO  Collateralized Mortgage Obligation
  MTN  Medium Term Note
  REIT  Real Eastate Investment Trust

Portfolio Composition (Moody's Ratings)
---------------------

Common Stock                                  53%
Repurchase Agreement                           6%
U.S. Government Obligations                   10%
U.S. Government Agency Obligations             8%
Government Trust Certificates                  1%
Aaa                                            2%
AA                                             2%
A                                              6%
Baa                                            6%
Ba                                             5%
NR                                             1%
                                             ----
                                             100%
                                             ====



See accompanying Notes to Financial Statements.

CT&T Funds
Montag & Caldwell Balanced Fund
Schedule of Investments                                         October 31, 1997
================================================================================

                                                                Market
Shares                                                           Value
------                                                          ------
COMMON STOCKS - 58.33%
            Business Services - 1.13%
    24,300  Manpower, Inc. ............................... $   932,512
                                                           -----------

            Consumer Durables - 1.19%
    35,400  Harley Davidson, Inc. ........................     982,350
                                                           -----------

            Consumer-Nondurables - 8.84%
    51,100  CUC International, Inc.*......................   1,507,450
    21,000  Gillette Co. .................................   1,870,312
    22,000  Interpublic Group of Companies., Inc. ........   1,045,000
    27,000  Mattel, Inc. .................................   1,049,625
    27,000  Procter & Gamble Co. .........................   1,836,000
                                                           -----------
                                                             7,308,387
                                                           -----------

            Electrical - 1.66%
    21,300  General Electric Co. .........................   1,375,181
                                                           -----------

            Entertainment and Leisure - 1.69%
    17,000  Walt Disney Co. ..............................   1,398,250
                                                           -----------

            Finance - 4.14%
    19,000  American Express Co. .........................   1,482,000
    14,300  American International Group, Inc. ...........   1,459,494
    16,500  First Data Corp. .............................     479,530
                                                           -----------
                                                             3,421,024
                                                           -----------

            Food and Beverage - 3.65%
    30,000  Coca-Cola Co. ................................   1,695,000
    14,400  Pioneer Hi-Bred International, Inc. ..........   1,319,400
                                                           -----------
                                                             3,014,400
                                                           -----------
            Health Care Services - 6.12%
    22,690  Eli Lilly & Co. ..............................   1,517,394
    31,000  Johnson & Johnson.............................   1,778,625
    25,000  Pfizer, Inc. .................................   1,768,750
                                                           -----------
                                                             5,064,769
                                                           -----------

            Lodging - 1.69%
    20,000  Marriott International, Inc. .................   1,395,000
                                                           -----------

            Medical Supplies - 1.86%
    35,400  Medtronic, Inc. ..............................   1,539,900
                                                           -----------

            Pharmaceuticals - 3.63%
    19,000  Bristol-Myers Squibb Co. .....................   1,667,250
    15,000  Merck & Co., Inc. ............................   1,338,750
                                                           -----------
                                                             3,006,000
                                                           -----------

            Restaurants - 1.82%
    22,100  Cracker Barrell Old Country Store, Inc. ......     651,950
    19,000  McDonald's Corp. .............................     851,437
                                                           -----------
                                                             1,503,387
                                                           -----------

            Retail - 3.70%
    26,500  Gap, Inc. ....................................   1,409,468
    29,800  Home Depot, Inc. .............................   1,657,625
                                                           -----------
                                                             3,067,093
                                                           -----------

            Telecommunications - 1.18%
    22,100  Ericsson (LM) Telefonaktiebolaget, ADR
            Class B, Series 10............................     977,925
                                                           -----------

            Technology - 16.03%
    22,100  Adaptec, Inc.*................................   1,070,469
    25,400  Cisco Systems, Inc.*..........................   2,083,594
    22,350  Compaq Computer Corp.*........................   1,424,812
    28,000  Electronic Arts, Inc.*........................     948,500
    19,800  Intel Corp. ..................................   1,524,600
    14,000  Microsoft Corp.*..............................   1,820,000
    43,000  Oracle Corp.*.................................   1,538,594
    14,800  Seagate Technology, Inc.*.....................     401,450
    24,400  Solectron Corp.*..............................     957,700
    36,000  3Com Corp.*...................................   1,491,750
                                                           -----------
                                                            13,261,469
                                                           -----------

            Total Common Stocks...........................  48,247,647
                                                           -----------
            (Cost $37,414,304)

Par Value
---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.66%
            U.S. Treasury Notes - 17.89%
$1,500,000  5.750%, 08/15/03..............................   1,494,015
 2,000,000  5.875%, 02/15/04..............................   2,005,480
 1,500,000  7.250%, 05/15/04..............................   1,612,620
 1,500,000  7.875%, 11/15/04..............................   1,671,195
 2,000,000  6.500%, 08/15/05..............................   2,073,780
 2,500,000  6.500%, 10/15/06..............................   2,597,725
 3,000,000  7.250%, 05/15/16..............................   3,347,640
                                                           -----------
                                                            14,802,455
                                                           -----------


See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
CT&T FUNDS
Montag & Caldwell Balanced Fund
Schedule of Investments - continued                             October 31, 1997
================================================================================

                                                                          Market
Par Value                                                                  Value
----------                                                                ------

                Federal Home Loan Bank - 0.61%
$    500,000    6.940%, 02/12/04................................    $    506,500
                                                                    ------------
                Federal Home Loan
                Mortgage Corporation- 4.04%
     100,000    7.730%, 08/10/04, Debenture, Series A...........         103,593
     750,000    6.400%, 12/13/06, Debenture.....................         768,638
     750,000    6.700%, 01/05/07, Series B......................         782,775
     600,000    7.500%, 03/15/07, CMO, Class J..................         606,312
     175,000    6.000%, 04/15/08, CMO, Class K..................         174,689
     500,000    6.500%, 07/15/20, CMO, Class F..................         503,810
     400,000    6.500%, 11/15/20, CMO. Class H..................         404,924
                                                                    ------------
                                                                       3,344,741
                                                                    ------------

                Federal National
                Mortgage Association - 3.10%
     500,000    7.070%, 03/08/11, MTN...........................         505,960
   2,000,000    7.250%, 01/17/21, CMO, REMIC....................       2,054,940
                                                                    ------------
                                                                       2,560,900
                                                                    ------------

                Government National
                Mortgage Association - 0.02%
       8,447    8.500%, 06/15/01................................           8,809
       2,975    9.000%, 09/15/08................................           3,174
                                                                    ------------
                                                                          11,983
                                                                    ------------
                Total U.S. Government
                and Agency Obligations..........................      21,226,579
                                                                    ------------
                (Cost $20,702,195)

CORPORATE NOTES AND BONDS - 9.33%
                Finance - 7.73%
   1,500,000    American Express Co., Senior Notes
                6.750%, 06/23/04................................       1,537,500
      55,000    American General Finance, Senior Notes
                7.200%, 07/08/99................................          56,100
   1,000,000    Citicorp, Subordinated Notes
                7.125%, 05/15/06................................       1,036,250
     500,000    First National Bank Commerce, Senior Notes, MTN
                6.500%, 01/14/00................................         505,625
   1,000,000    First Union National, Subordinated Notes, MTN
                7.125%, 10/15/06................................       1,036,250
     750,000    General Motors Acceptance Corp.
                7.125%, 05/01/03................................         777,188
     500,000    Household Finance Corp.
                7.250%, 05/15/06................................         525,000
     100,000    National Re Corp., Senior Notes
                8.850%, 01/15/05................................         112,500
     500,000    Salomon, Inc.
                7.300%, 05/15/02................................         519,375
     285,000    Salomon, Inc., Senior Notes
                7.125%, 08/01/99................................         290,344
                                                                    ------------
                                                                       6,396,132
                                                                    ------------

                Retail - 1.60%
     500,000    Penney (J.C.) & Co., Debenture
                9.750%, 06/15/21................................         558,750
     750,000    Sears Roebuck Acceptance Corp.
                6.700%, 11/15/06................................         765,938
                                                                    ------------
                                                                       1,324,688
                                                                    ------------
                Total Corporate Notes and Bonds.................       7,720,820
                                                                    ------------
                (Cost $7,564,432)

ASSET-BACKED SECURITIES - 2.93%
     445,000    AT&T Universal Card Master Trust
                Series 1995-2, Class A
                5.950%, 10/17/02................................         445,352
   1,150,000    Chase Auto Owner Trust
                Series 1997-B, Class A3
                6.350%, 02/15/01................................       1,161,661
     300,000    Chemical Master Credit Card Trust
                6.230%, 06/15/03................................         302,508
     500,000    Citibank Credit Card Master Trust
                Series 1997-2, Class A
                6.550%, 02/16/04................................         509,460
                                                                    ------------
                Total Asset-Backed Securities...................       2,418,981
                                                                    ------------
                (Cost $2,389,033)
Shares
------
INVESTMENT COMPANY - 3.59%
   2,970,204    Bankers Trust Institutional
                Cash Management Fund............................       2,970,204
                                                                    ------------
                Total Investment Company........................       2,970,204
                                                                    ------------
                (Cost $2,970,204)

Total Investments - 99.84%......................................      82,584,231
                                                                    ------------
(Cost $71,040,168)**
Net Other Assets and Liabilities - 0.16%........................         134,822
                                                                    ------------
Net Assets - 100.00%............................................    $ 82,719,053
                                                                    ============

---------------------------------------
   *  Non-income producing security.
  **  Aggregate cost for Federal income tax purposes is $71,072,517


        Gross unrealized appreciation                   $11,988,370
        Gross unrealized (depreciation)                    (476,656)
                                                        -----------
        Net unrealized appreciation                     $11,511,714
                                                        ===========


 ADR  American Depositary Receipt
 CMO  Collateralized Mortgage Obligation
 MTN  Medium Term Note
REMIC Real Estate Mortgage Investment Conduit



Portfolio Composition (Moody's Ratings)
---------------------
Common Stocks                                             58%
U.S. Government Obligations                               19%
U.S. Government Agency Obligations                         8%
Aaa                                                        1%
A                                                         10%
Investment Company                                         4%
                                                        ----
                                                         100%
                                                        ====

See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Bond Fund
Schedule of Investments                                         October 31, 1997
================================================================================

                                                                          Market
Par Value                                                                  Value
---------                                                                 ------


U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 46.84%

             U.S. Treasury Notes - 19.69%
$ 1,250,000  7.375%, 11/15/97...................................    $  1,250,588
  2,000,000  5.625%, 01/31/98...................................       2,000,600
  2,500,000  5.125%, 11/30/98...................................       2,488,400
  2,500,000  5.500%, 02/28/99...................................       2,496,325
  2,500,000  7.125%, 02/29/00...................................       2,576,700
  2,500,000  5.750%, 10/31/00...................................       2,499,950
  2,500,000  7.875%, 08/15/01...................................       2,677,100
  2,500,000  6.375%, 08/15/02...................................       2,562,125
  2,500,000  5.750%, 08/15/03...................................       2,490,025
  2,500,000  7.250%, 05/15/04...................................       2,687,700
                                                                    ------------
                                                                      23,729,513
                                                                    ------------

             U.S. Treasury Bonds - 5.33%
  2,000,000  7.500%, 05/15/02...................................       2,137,020
  2,500,000  7.125%, 02/15/23...................................       2,779,200
  1,500,000  6.250%, 08/15/23...................................       1,503,645
                                                                    ------------
                                                                       6,419,865
                                                                    ------------
             Federal Home Loan
             Mortgage Corporation - 12.03%
  2,500,000  5.850%, 02/21/06, Debenture........................       2,467,450
  1,123,421  7.000%, 10/15/06, CMO..............................       1,133,441
  1,500,000  6.000%, 03/15/07, CMO..............................       1,500,855
  1,000,000  6.500%, 09/15/07, CMO..............................       1,014,760
    500,000  5.750%, 01/15/08, CMO..............................         494,135
    570,206  7.500%, 04/01/08, Debenture........................         585,704
  1,500,000  6.000%, 03/15/09, CMO..............................       1,439,415
  1,355,049  6.500%, 06/01/09, CMO..............................       1,355,469
  1,693,227  6.500%, 01/01/11...................................       1,693,752
  1,480,425  6.500%, 11/01/11...................................       1,480,884
  1,400,000  6.000%, 12/15/23, CMO..............................       1,335,810
                                                                    ------------
                                                                      14,501,675
                                                                    ------------
             Federal National
             Mortgage Association - 4.48%
    382,130  6.000%, 06/25/02, CMO..............................         380,823
  1,067,154  6.900%, 12/25/03, CMO..............................       1,088,134
    390,121  7.000%, 07/01/08...................................         395,360
  1,449,716  7.000%, 05/01/12...................................       1,469,185
    931,842  9.000%, 05/01/25...................................         991,535
  1,093,948  6.500%, 02/01/26...................................       1,075,482
                                                                    ------------
                                                                       5,400,519
                                                                    ------------
             Government National
             Mortgage Association - 5.31%
    876,773  8.000%, 06/15/17...................................         910,196
  1,372,337  7.000%, 10/15/23...................................       1,380,475
  1,442,154  7.000%, 10/15/23...................................       1,450,706
  1,422,928  6.500%, 03/15/26...................................       1,407,802
  1,248,893  7.000%, 08/20/27...................................       1,250,837
                                                                    ------------
                                                                       6,400,016
                                                                    ------------
             Total U.S. Government
             and Agency Obligations.............................      56,451,588
                                                                    ------------
             (Cost $55,587,648)

CORPORATE NOTES AND BONDS - 40.49%
             Cable Television - 1.47%
 1,500,000   Continental Cablevision, Debenture
             9.500%, 08/01/13...................................       1,766,250
                                                                    ------------

             Consumer Non-Durables - 1.68%
 1,000,000   Anheuser Busch Co.
             7.000%, 12/01/25...................................         991,250
 1,000,000   Brown Group, Inc. Senior Note
             9.500%, 10/15/06...................................       1,035,000
                                                                    ------------
                                                                       2,026,250
                                                                    ------------

See accompanying Notes to Financial Statements

CT&T Funds
Chicago Trust Bond Fund
Schedule of Investments - continued                             October 31, 1997
================================================================================

                                                                          Market
Par Value                                                                  Value
---------                                                                 ------
              Finance - 22.34%
$ 1,250,000   Advanta Corp., MTN
              7.000%, 05/01/01...................................    $ 1,251,563
  1,250,000   Associates Corp. NA
              6.375%, 08/15/98...................................      1,256,463
  2,000,000   Bankers Trust-NY, Subordinated Notes
              7.500%, 01/15/02...................................      2,090,000
    650,000   Chelsea GCA Realty Partnership, REIT
              7.250%, 10/21/07...................................        656,500
  1,750,000   Chrysler Financial Corp.
              6.625%, 08/15/00...................................      1,776,250
  1,500,000   Continental Corp. Notes
              7.250%, 03/01/03...................................      1,548,750
  1,000,000   Federal Realty Investment Trust
              Convertible Subordinated Bonds, REIT
              5.250%, 10/28/03...................................        960,000
  2,000,000   First Chicago Bank
              7.750%, 12/01/26 (A)...............................      2,027,500
  1,000,000   Goldman Sachs Group LP
              6.200%, 12/15/00 (A)...............................        997,500
    500,000   Goldman Sachs Group LP
              6.250%, 02/01/03 (A)...............................        496,250
  1,275,000   John Deere Capital Corp., Debenture
              8.625%, 08/01/19...................................      1,388,156
    750,000   Leucadia National Corp.
              Senior Subordinated Notes
              7.875%, 10/15/06...................................        779,063
  1,000,000   Leucadia National Corp.
              Senior Subordinated Notes
              8.250%, 06/15/05...................................      1,061,250
  2,000,000   Merrill Lynch & Co., Inc.
              7.000%, 04/27/08...................................      2,082,500
  2,000,000   Metropolitan Life Insurance Co.
              6.300%, 11/01/03 (A)...............................      1,985,000
  1,000,000   Olympic Financial Ltd.
              11.500%, 03/15/07..................................      1,037,500
  1,250,000   Pacific Mutual Life Insurance Co.
              7.900%, 12/30/23 (A)...............................      1,337,500
  2,000,000   Prudential Insurance Co. of America
              8.300%, 07/01/25 (A)...............................      2,190,000
  2,000,000   Wells Fargo Capital
              7.730%, 12/01/26 (A)...............................      2,010,000
                                                                     -----------
                                                                      26,931,745
                                                                     -----------

              Food and Beverage - 0.42%
$   500,000   Nabisco, Inc.
              6.700%, 06/15/02...................................    $   508,750
                                                                     -----------

              Manufacturing - 0.87%
  1,000,000   Figgie International, Inc., Senior Notes
              9.875%, 10/01/99...................................      1,045,000
                                                                     -----------

              Printing and Publishing - 2.46%
  1,250,000   News America Holdings
              7.750%, 01/20/24...................................      1,256,250
    809,967   Time Warner, Inc., Series M
              10.250%, 07/01/16..................................        933,487
    750,000   Valassis Inserts, Inc.
              Senior Subordinated Notes
              9.375%, 03/15/99...................................        775,313
                                                                     -----------
                                                                       2,965,050
                                                                     -----------

              Retail - 1.19%
  1,500,000   K-mart Corp., Debenture
              7.950%, 02/01/23...................................      1,440,000
                                                                     -----------

              Transportation - 0.58%
    209,478   Delta Air Lines, Inc.
              9.375%, 09/11/07...................................        234,353
    433,477   Delta Air Lines, Inc.
              Equipment Trust, Series 1992A
              8.540%, 01/02/07...................................        465,898
                                                                     -----------
                                                                         700,251
                                                                     -----------

See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Bond Fund
Schedule of Investments - continued                             October 31, 1997
================================================================================



                                                                            Market
Par Value                                                                    Value
---------                                                                   ------
               Utilities - 9.48%
$  1,675,000   CalEnergy Co., Inc.
               7.630%, 10/15/07..................................        $  1,695,938
   1,000,000   Commonwealth Edison Co., First Mortgage
               7.750%, 07/15/23..................................           1,023,750
   2,000,000   Gulf States Utilities, First Mortgage, Series A
               8.250%, 04/01/04..................................           2,152,500
   1,250,000   Long Island Lighting Co., Debenture
               9.000%, 11/01/22..................................           1,410,938
   1,500,000   Niagra Mohawk Power, First Mortgage
               8.000%, 06/01/04..................................           1,586,250
   2,000,000   Philadelphia Electric Co., First Mortgage
               5.625%, 11/01/01..................................           1,962,500
   1,475,000   WorldCom, Inc. GA, Senior Note
               8.875%, 01/15/06..................................           1,593,000
                                                                         ------------
                                                                           11,424,876
                                                                         ------------
               Total Corporate Notes and Bonds...................          48,808,172
                                                                         ------------
               (Cost $47,005,037)

YANKEE BONDS - 3.13%
   2,000,000   Chilgener S.A. Yankee (Chile)
               6.500%, 01/15/06...................................          1,980,000
     593,750   Province of Mendoza
               Collateral Oil Royalty Note
               10.000%, 07/25/02 (A)..............................            630,428
   1,150,000   Skandinaviska Enskilda, Subordinated Notes
               6.625%, 03/29/49 (A)...............................          1,157,918
                                                                         ------------
               Total Yankee Bonds.................................          3,768,346
                                                                         ------------
               (Cost $3,673,871)

GOVERNMENT TRUST CERTIFICATE - 0.53%
     607,427   Israel Collateral Trust, Class 1-C
               9.250%, 11/15/01...................................            639,317
                                                                         ------------
               Total Government Trust Certificate.................            639,317
                                                                         ------------
               (Cost $664,635)

ASSET-BACKED SECURITIES - 4.90%
   1,750,000   BA Mortgage Securities, CMO
               7.350%, 07/25/26...................................          1,747,813
   2,500,000   Chemical Master Credit Card Trust I, Class A
               5.550%, 09/15/03...................................          2,473,025
     750,000   Citibank Credit Card Master Trust I, Class A
               6.839%, 02/10/04...................................            767,393
     875,000   Midland Realty Acceptance Corp., CMO
               7.475%, 08/25/28...................................            922,578
                                                                         ------------
               Total Asset-Backed Securities......................          5,910,809
                                                                         ------------
               (Cost $5,814,813)

REPURCHASE AGREEMENT - 2.72%
   $3,281,000  First Chicago,
               5.700%, dated 10/31/97 to be repurchased
               on 11/03/97 at $3,282,558
               (Collateralized by U.S. Treasury Note
               6.000%, due 07/31/02;
               Total Par $3,270,000)..............................       $  3,281,000
                                                                         ------------
               Total Repurchase Agreement.........................          3,281,000
                                                                         ------------
               (Cost $3,281,000)
Total Investments -98.61%.........................................        118,859,232
                                                                         ------------

(Cost $116,027,004)*
Net Other Assets and Liabilities - 1.39%..........................          1,672,945
                                                                         ------------
Net Assets - 100.00%..............................................       $120,532,177
                                                                         ============

---------------------------------------------
  * Aggregage cost for Federal income tax purposes is $116,027,004.

       Gross unrealized appreciation                             $  2,932,363
       Gross unrealized (depreciation)                               (100,135)
                                                                 ------------
       Net unrealized appreciation                               $  2,832,228
                                                                 ============

 (A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 1997, these securities amounted to $12,832,096 or 10.65% of net assets.

CMO   Collateralized Mortgage Obligation
MTN   Medium Term Note
REIT  Real Estate Investment Trust

Portfolio Composition (Mood's Ratings)
---------------------
Repurchase Agreement                                                          3%
U.S. Government Obligations                                                  25%
U.S. Government Agency Obligations                                           22%
Government Trust Certificates                                                 1%
Aaa                                                                           3%
AA                                                                            3%
A                                                                            14%
Baa                                                                          13%
Ba                                                                           13%
B                                                                             1%
NR                                                                            2%
                                                                            ----
                                                                            100%
                                                                            ====

See accompanying Notes to Financial Statements.

CT&T Funds
Chicago Trust Municipal Bond Fund
Schedule of Investments                                         October 31, 1997
================================================================================

                                                                          Market
Par Value                                                                  Value
---------                                                                  -----
MUNICIPAL SECURITIES - 97.45%
           Arizona - 8.53%
$ 350,000  Mohave County, IDA
           6.000%, 07/01/00......................................     $  366,569
  450,000  Salt River Project Electric System Revenue
           Refunding, Series A
           5.500%, 01/01/05......................................        477,842
  200,000  Tucson, Arizona Water Revenue
           5.400%, 07/01/05......................................        211,152
                                                                      ----------
                                                                       1,055,563
                                                                      ----------
           California - 2.07%
  250,000  California State
           5.250%, 10/01/10......................................        256,250
                                                                      ----------
           Florida - 2.21%
  265,000  Dade County, Florida State School District, G.O.
           5.000%, 07/15/02
           Insured: MBIA.........................................        273,949
                                                                      ----------
           Georgia - 4.14%
  250,000  State of Georgia, Series A, G.O.
           6.100%, 03/01/05......................................        276,045
  200,000  State of Georgia, Series D, G.O.
           6.700%, 08/01/09......................................        235,980
                                                                      ----------
                                                                         512,025
                                                                      ----------
           Illinois - 8.21%
  250,000  Chicago, Illinois Metropolitan Water
           Reclamation, G.O.
           6.600%, 01/01/02......................................        271,903
  475,000  Cook County, Illinois Series B, G.O.
           4.700%, 11/15/01
           Insured: MBIA.........................................        484,614
  250,000  State of Illinois, G.O.
           5.150%, 09/01/02
           Insured: FGIC.........................................        259,390
                                                                      ----------
                                                                       1,015,907
                                                                      ----------
           Maryland - 2.03%
  250,000  University of Maryland Revenue, Series B
           Auxiliary Facilities and Tuition Revenue
           5.400%, 04/01/98......................................        251,718
                                                                      ----------

           Michigan - 5.92%
  250,000  Lanse Creuse Public Schools
           5.000%, 05/01/03......................................        258,368
  200,000  Rochester Community School District
           4.550%, 05/01/04......................................        201,006
  260,000  Utica Community Schools
           5.375%, 05/01/04......................................        273,296
                                                                      ----------
                                                                         732,670
                                                                      ----------
           Minnesota - 2.01%
  245,000  St. Paul Housing Finance Board Revenue
           5.050%, 11/01/07......................................        249,236
                                                                      ----------
           Nevada - 3.12%
  350,000  Clark County, Nevada School District, G.O.
           6.400%, 06/15/06......................................        386,547
           Insured: FGIC                                              ----------

           New Jersey - 7.24%
  295,000  Camden County
           Municipal Utilities Authority Revenue
           6.000%, 07/15/04......................................        321,237
  350,000  State of New Jersey Transportation
           Trust Fund Revenue, Series A,
           Escrowed to Maturity
           5.200%, 12/15/00
           Insured: AMBAC........................................        362,289
  200,000  State of New Jersey, Series D, G.O.
           5.500%, 02/15/04......................................        212,296
                                                                      ----------
                                                                         895,822
                                                                      ----------
           New York - 6.27%
  250,000  Municipal Assistance Corporation
           4.500%, 07/01/01......................................        252,850
  250,000  New York City Transitional Finance
           Authority Revenue
           5.500%, 08/15/08......................................        266,103
  250,000  New York State Dormitory Authority
           Revenue, Series C
           5.100%, 05/15/03......................................        257,463
                                                                      ----------
                                                                         776,416
                                                                      ----------
           Ohio - 1.67%
  200,000  Ohio State Public Facilities Commission
           (Higher Education), Series II-A
           5.200%, 05/01/01
           Insured: AMBAC........................................        206,974
                                                                      ----------
           Oklahoma - 2.93%
  350,000  Tulsa, Oklahoma Metropolitan Utilities
           Authority Revenue
           5.500%, 07/01/00......................................        362,506
                                                                      ----------
           Oregon - 2.22%
  250,000  Portland, Oregon Series A, G.O.
           7.000%, 06/01/01......................................        274,445
                                                                      ----------

See accompanying Notes to Financial Statements.


CT&T Funds
Chicago Trust Municipal Bond Fund
Schedule of Investments-continued                               October 31, 1997
================================================================================

                                                                          Market
Par Value                                                                  Value
---------                                                                 ------
                 Pennsylvania - 3.74%
$    250,000     Commonwealth of Pennsylvania,
                 Green County, G.O.
                 5.100%, 06/15/03
                 Insured: MBIA..................................... $    259,503
     200,000     Commonwealth of Pennsylvania, G.O.
                 5.250%, 05/15/99
                 Insured: FGIC.....................................      204,052
                                                                    ------------
                                                                    $    463,555
                                                                    ------------

                 Puerto Rico - 3.59%
     400,000     Commonwealth of Puerto Rico,
                 Series A, G.O.
                 6.500%, 07/01/03
                 Insured: MBIA.....................................      444,660
                                                                    ------------

                 Rhode Island - 2.38%
     275,000     State of Rhode Island, Series A, G.O.
                 6.000%, 06/15/02
                 Insured: FGIC.....................................      294,751
                                                                    ------------

                 Texas - 10.30%
     375,000     Arlington Independent School District,
                 Refunding, G.O.
                 5.400%, 02/15/99..................................      382,050
     210,000     Tarrant County Health Faciltities
                 Development Corp.
                 Health System Revenue, Series A
                 5.500%, 02/15/05..................................      222,243
     200,000     Texas State Public Finance Authority
                 Series A, G.O.
                 5.600%, 10/01/02..................................      212,314
     450,000     Texas State Water Development Board, G.O.
                 Escrowed to  Maturity
                 5.000% 08/01/99...................................      458,537
                                                                    ------------
                                                                       1,275,144
                                                                    ------------

                 Utah - 8.35%
     300,000     Intermountain Power Agency
                 Power Supply Revenue
                 6.250%, 07/01/07..................................      336,762
     475,000     Jordan School District, Series A, G.O.
                 5.250%, 06/15/00..................................      488,903
     200,000     Utah State Building Ownership Authority
                 Lease Revenue, Series A
                 5.125%, 05/15/03..................................      207,552
                                                                    ------------
                                                                       1,033,217
                                                                    ------------


                 Virginia - 4.23%
     250,000     Henrico County,Virginia
                 Industrial Redevelopment
                 Authority Revenue
                 5.300%, 12/01/11..................................      258,808
     250,000     Virigina State Public School
                 Authority Revenue
                 5.500%, 08/01/03..................................      264,600
                                                                    ------------
                                                                         523,408
                                                                    ------------

                 Washington - 4.12%
     475,000     King County, Washington, Series A, G.O.
                 5.800%, 01/01/04..................................      509,741
                                                                    ------------
                 Wisconsin - 2.17%
     250,000     State of Wisconsin, Series A, G.O.
                 5.750%, 05/01/04..................................      268,463
                                                                    ------------

                 Total Municipal Securities........................ $ 12,062,967
                 (Cost $11,743,478)................................ ------------

     Shares
     ------
INVESTMENT COMPANIES - 0.51%
       4,954     Goldman Sachs Tax Exempt Fund.....................        4,954
      58,695     Provident Munifund................................       58,695
                                                                    ------------
                        Total Investment Companies.................       63,649
                        (Cost $63,649)                              ------------


Total Investments - 97.96%.........................................   12,126,616
(Cost $11,807,127)*                                                 ------------

Net Other Assets and Liabilities - 2.04%...........................      252,592
                                                                    ------------
Net Assets - 100.00%............................................... $ 12,379,208
                                                                    ------------



-------------------------------
     *    Aggregage cost for Federal income tax purposes is $11,807,127.

               Gross unrealized appreciation         $   319,637
               Gross unrealized (depreciation)              (148)
                                                     -----------
               Net unrealized appreciation           $   319,489
                                                     ===========

  AMBAC   American Municipal Bond Assurance Corp.
  FGIC    Federal Guaranty Insurance Corp.
  G.O.    General Obligation
  IDA     Industrial Development Authority
  MBIA    Municipal Bond Insurance Association


Portfolio Composition (Moody's Ratings)
---------------------
Investment Companies                       1%
Aaa                                       56%
Aa                                        33%
A                                          8%
NR                                         2%
                                         ----
                                         100%
                                         ====



See accompanying Notes to Financial Statements.


CT&T Funds
Chicago Trust Money Market Fund
Schedule of Investments                                         October 31, 1997
================================================================================
                                                                       Amortized
Par Value                                                                 Cost
---------                                                              ---------
COMMERCIAL PAPER - 77.33%
$    4,500,000  Beneficial Corp.
                5.5520%, 11/03/97.................................. $  4,500,000
     4,500,000  Associates Corp. of North America
                5.5530%, 11/04/97..................................    4,500,000
     4,500,000  Household Finance Corp.
                5.5580%, 11/05/97..................................    4,500,000
     4,545,000  Chrysler Financial Corp.
                5.5540%, 11/06/97(A)...............................    4,541,528
     4,300,000  AVCO Financial Services, Inc.
                5.5700%, 11/10/97..................................    4,300,000
       600,000  General Electric Capital Corp.
                5.5710%, 11/12/97..................................      600,000
     3,900,000  Heller Financial, Inc.
                5.6070%, 11/12/97..................................    3,900,000
     3,500,000  AVCO Financial Services, Inc.
                5.5760%, 11/13/97..................................    3,500,000
     1,000,000  Prudential Funding Corp.
                5.5100%, 11/13/97..................................    1,000,000
     4,500,000  Sears Roebuck Acceptance Corp.
                5.5700%, 11/14/97..................................    4,500,000
     4,500,000  American Express Credit Corp.
                5.5800%, 11/17/97..................................    4,500,000
       420,000  Prudential Funding Corp.
                5.5000%, 11/18/97..................................      420,000
     3,090,000  Chrysler Financial Corp.
                5.5200%, 11/18/97..................................    3,081,945
     1,034,124  Bank of America
                5.5300%, 11/18/97..................................    1,031,423
     4,500,000  General Motors Acceptance Corp.
                5.5860%, 11/19/97..................................    4,500,000
     3,500,000  Norwest Financial, Inc.
                5.6040%, 11/20/97..................................    3,500,000
     1,000,000  American Express Credit Corp.
                5.5830%, 11/20/97..................................    1,000,000
     3,500,000  General Motors Acceptance Corp.
                5.5829%, 11/21/97..................................    3,500,000
     4,560,000  Chrysler Financial Corp.
                5.5850%, 11/21/97(A)...............................    4,546,042
     4,500,000  Commercial Credit Co.
                5.5570%, 11/24/97..................................    4,500,000
     4,500,000  Heller Financial, Inc.
                5.6370%, 11/25/97..................................    4,500,000
     4,500,000  AVCO Financial Services, Inc.
                5.5910%, 11/26/97..................................    4,500,000
     2,500,000  First National Bank of Chicago
                5.5000%, 12/01/97(A)...............................    2,488,542
     2,000,000  American Express Credit Corp.
                5.5568%, 12/01/97..................................    2,000,000
     4,500,000  IBM Credit Corp.,
                5.5420%, 12/02/97..................................    4,500,000
     4,500,000  Beneficial Corp.
                5.5585%, 12/03/97..................................    4,500,000
     4,500,000  Household Finance Corp.
                5.5288%, 12/04/97..................................    4,500,000
     4,500,000  Prudential Funding Corp.
                5.5381%, 12/05/97..................................    4,500,000
     4,500,000  Commercial Credit Co.
                5.5296%, 12/08/97..................................    4,500,000
     4,550,000  Southern California Edison
                5.5650%, 12/09/97(A)...............................    4,523,585
     4,500,000  CIT Group Holdings
                5.5279%, 12/10/97..................................    4,500,000
     4,500,000  CIT Group Holdings
                5.5271%, 12/11/97..................................    4,500,000
     3,000,000  American General Finance
                5.5271%, 12/12/97..................................    3,000,000
     1,500,000  General Electric Capital Corp.
                5.5440%, 12/12/97..................................    1,500,000
     2,122,117  Bank of America
                5.5100%, 12/15/97(A)...............................    2,107,825
     3,300,000  Associates Corp. of North America
                5.5760%, 12/15/97..................................    3,300,000
     1,419,364  Bank of America
                5.5100%, 12/16/97(A)...............................    1,409,588
     3,000,000  Sears Roebuck Acceptance Corp.
                5.5697%, 12/16/97..................................    3,000,000
     4,500,000  Prudential Funding Corp.
                5.5576%, 12/17/97..................................    4,500,000
     1,200,000  Prudential Funding Corp.
                5.5680%, 12/18/97..................................    1,200,000
       400,000  General Electric Capital Corp.
                5.5500%, 12/19/97..................................      400,000
     4,100,000  General Motors Acceptance Corp.
                5.5722%, 12/19/97..................................    4,100,000
     4,500,000  American General Finance
                5.5407%, 12/22/97..................................    4,500,000
     2,000,000  CIT Group Holdings
                5.5706%, 12/23/97..................................    2,000,000
     2,500,000  Beneficial Corp.
                5.5808%, 12/23/97..................................    2,500,000
     4,500,000  Sears Roebuck Acceptance Corp.
                5.5732%, 12/24/97..................................    4,500,000
     4,100,000  American Express Credit Corp.
                5.5713%, 12/31/97..................................    4,100,000
       400,000  General Electric Capital Corp.
                5.5603%, 12/31/97..................................      400,000
     1,000,000  Commercial Credit Co.
                5.6376%, 01/05/98..................................    1,000,000
     3,700,000  Associates Corp. of America
                5.6478%, 01/05/98..................................    3,700,000
     4,100,000  General Electric Capital Corp.
                5.5807%, 01/09/98..................................    4,100,000


See accompanying Notes to Financial Statements.


CT&T Funds
Chicago Trust Money Market Fund
Schedule of Investments-continued                               October 31, 1997
================================================================================
                                                                    Amortized
Par Value                                                              Cost
---------                                                              ----
$      400,000          CIT Group Holdings
                        5.6113%, 01/09/98....................... $     400,000
     4,500,000          John Deere Capital Corp.
                        5.6184%, 01/15/98.......................     4,500,000
     4,500,000          General Electric Capital Corp.
                        5.6741%, 01/15/98.......................     4,500,000

     4,500,000          Norwest Financial, Inc.
                        5.6647%, 01/22/98.......................     4,500,000
     3,300,000          Heller Financial, Inc.
                        5.7067%, 01/22/98.......................     3,300,000
                                                                 -------------
                        Total Commercial Paper..................   184,450,478
                        (Cost $184,450,478)                      -------------


CERTIFICATES OF DEPOSIT - 5.16%
     4,500,000          Old Kent Bank
                        5.5000%, 11/07/97.......................     4,500,000
     3,300,000          Old Kent Bank
                        5.5600%, 12/18/97.......................     3,300,000
     4,500,000          Old Kent Bank
                        5.5700%, 12/26/97.......................     4,500,000
                                                                 -------------
                        Total Certificates of Deposit...........    12,300,000
                        (Cost $12,300,000)                       -------------

GIC WITHIN FUNDING AGREEMENT - 4.19%
    10,000,000          Allstate Life Funding Agreement GIC
                        5.7575%, 12/01/97.......................    10,000,000
                                                                 -------------
                        Total GIC Within
                        Funding Agreement.......................    10,000,000
                        (Cost $10,000,000)                       -------------

TIME DEPOSITS - 3.77%
$    4,500,000          Canadian Imperial Bank of Commerce
                        5.5400%, 12/30/97....................... $   4,500,000
     4,500,000          Canadian Imperial Bank of Commerce
                        5.5600%, 12/29/97.......................     4,500,000
                                                                 -------------
                        Total Time Deposits.....................     9,000,000
                        (Cost $9,000,000)                        -------------

REPURCHASE AGREEMENT - 9.52%
    22,718,000          First Chicago,
                        5.6600%, dated 10/31/97 to be repurchased
                        on 11/03/97 at $22,728,715
                        (Collateralized by U.S. Treasury Note
                        8.500%, due 11/15/00;
                        Total Par $20,785,000)..................    22,718,000
                                                                  ------------
                        Total Repurchase Agreement..............    22,718,000
                        (Cost $22,718,000)                        ------------

Total Investments - 99.97%......................................   238,468,478**
                                                                  ------------
Net Other Assets and Liabilities -0.03%.........................        82,996
                                                                  ------------
Net Assets - 100.00%............................................  $238,551,474
                                                                  ============

---------------------------
(A)  Annualized yield at time of purchase
** At October 31, 1997 cost is idenitical for book and Federal income tax purposes.



See accompanying Notes to Financial Statements.

CT&T Funds
Statement of Assets and Liabilities                             OCTOBER 31, 1997
================================================================================

                                                     Chicago Trust
                                 Montag & Caldwell  Growth & Income  Chicago Trust  Chicago Trust
                                    Growth Fund          Fund         Talon Fund    Balanced Fund
                                 -----------------  ---------------  -------------  -------------
ASSETS:
 Investments:
  Investments at cost..........       $606,867,247     $182,870,419    $24,636,650   $141,457,686
  Repurchase agreements........                 --       10,017,000             --     11,933,000
  Net unrealized appreciation..        147,140,836       77,036,253      4,128,506     33,598,179
                                      ------------     ------------    -----------   ------------
  Total investments at value...        754,008,083      269,923,672     28,765,156    186,988,865
 Cash..........................                234            1,399            231             --
 Receivables:
  Dividends and interest.......            502,350           37,066         88,732      1,193,984
  Fund shares sold.............          3,895,259          471,113          5,073        263,527
  Investments sold.............                 --        4,672,930             --             --
  Due from Advisor, net........                 --               --             --             --
 Deferred organization costs...              6,670            5,574          6,277          4,036
 Other assets..................             10,220           31,068          6,158          1,244
                                      ------------     ------------    -----------   ------------
   Total assets................        758,422,816      275,142,822     28,871,627    188,451,656
                                      ------------     ------------    -----------   ------------

LIABILITIES:
 Payables:
  Bank overdraft...............                 --               --             --         24,283
  Dividend distribution........                 --               --             --             --
  Investments purchased........          8,311,553               --        359,975             --
  Fund shares redeemed.........            791,859           78,981             --         90,857
  Due to Advisor, net..........            517,213          167,934         12,747        113,036
  Distribution fees............            130,197          221,436         17,630        180,966
 Accrued expenses..............            253,828           66,564         21,692         49,177
                                      ------------     ------------    -----------   ------------
   Total liabilities...........         10,004,650          534,915        412,044        458,319
                                      ------------     ------------    -----------   ------------

NET ASSETS.....................       $748,418,166     $274,607,907    $28,459,583   $187,993,337
                                      ============     ============    ===========   ============

NET ASSETS consist of:
 Capital paid-in...............       $593,853,104     $178,423,017    $19,796,414   $142,370,306
 Accumulated undistributed
  (distribution in excess of)
  net investment income (loss).                 --               --         37,253        624,636
 Accumulated net realized gain
  (loss) on investments........          7,424,226       19,148,637      4,497,410     11,400,216
 Net unrealized appreciation
  on investments...............        147,140,836       77,036,253      4,128,506     33,598,179
                                      ------------     ------------    -----------   ------------
TOTAL NET ASSETS...............       $748,418,166     $274,607,907    $28,459,583   $187,993,337
                                      ============     ============    ===========   ============

Shares of beneficial interest
 outstanding...................         32,959,072       13,917,656      1,617,134     16,999,608

NET ASSET VALUE
 Offering and redemption price
  per share (Net Assets/Shares
  outstanding).................                 (A)    $      19.73    $     17.60   $      11.06
                                      ============     ============    ===========   ============

------------------------
(A) Montag & Caldwell Growth Fund Class N (Retail):
    Net Asset Value, offering price and redemption price per share (Based on net assets of $479,557,025 and 21,142,111 shares issued and outstanding) $22.68 Montag & Caldwell Growth Fund Class I (Institutional):
    Net Asset Value, offering price and redemption price per share (Based on net assets of $268,861,141 and 11,816,961 shares issued and outstanding) $22.75

See accompanying Notes to Financial Statements.

                                             Chicago Trust         Chicago Trust
Montag & Caldwell       Chicago Trust        Municipal Bond        Money Market
  Balanced Fund           Bond Fund               Fund                 Fund
-----------------      ---------------       --------------        -------------


$      71,040,168      $   112,746,004       $   11,807,127        $ 215,750,478
               --            3,281,000                   --           22,718,000
       11,544,063            2,832,228              319,489                   --
-----------------      ---------------       --------------        -------------
       82,584,231          118,859,232           12,126,616          238,468,478
               --                7,486                  417                   --

          589,290            1,755,024              202,811            1,054,958
          206,223              117,111              100,098              168,650
              355                   --                   --                   --
               --                   --                  105                   --
            6,670                5,574                5,574                5,574
            1,356                1,152               26,647               12,392
-----------------      ---------------       --------------        -------------
       83,388,125          120,745,579           12,462,268          239,710,052
-----------------      ---------------       --------------        -------------



              397                   --                   --                  652
            1,345                   --                   --            1,029,742
          577,478                   --                   --                   --
            3,677                3,552                   --               13,230
           52,295               38,587                   --               77,330
            2,808              142,791               43,249                   --
           31,072               28,472               39,811               37,624
-----------------      ---------------       --------------        -------------
          669,072              213,402               83,060            1,158,578
-----------------      ---------------       --------------        -------------

$      82,719,053      $   120,532,177      $    12,379,208        $ 238,551,474
=================      ===============      ===============        =============


$      68,927,242      $   117,272,641      $    12,123,373        $ 238,551,474

          185,563              452,597               27,456                   --

        2,062,185              (25,289)             (91,110)                  --

       11,544,063            2,832,228              319,489                   --
-----------------      ---------------      ---------------        -------------
$      82,719,053      $   120,532,177      $    12,379,208        $ 238,551,474
=================      ===============      ===============        =============

        5,167,798           11,894,302            1,215,334          238,551,474



$           16.01      $         10.13       $        10.19        $        1.00
=================      ===============       ==============        =============

CT&T Funds
Statement of Operations
For the Year Ended October 31, 1997
--------------------------------------------------------------------------------

                                                                           CHICAGO TRUST
                                                      MONTAG & CALDWELL   GROWTH & INCOME   CHICAGO TRUST   CHICAGO TRUST
                                                         GROWTH FUND            FUND          TALON FUND    BALANCED FUND
                                                      -----------------   ---------------   -------------   -------------
INVESTMENT INCOME:
 Dividends................................................ $  3,062,695       $ 2,616,520      $   93,313     $ 1,115,889
 Interest.................................................    1,035,399         1,054,079         366,033       5,603,622
                                                           ------------       -----------      ----------     -----------
   Total Investment Income................................    4,098,094         3,670,599         459,346       6,719,511
                                                           ------------       -----------      ----------     -----------
EXPENSES:
 Investment advisory fees.................................    3,800,124         1,734,260         182,742       1,228,508
 Distribution expenses....................................      836,514           619,130          57,092         438,574
 Transfer agent fees......................................      167,566            98,959          53,658          33,312
 Administration fees......................................      242,224           121,926          11,675          85,382
 Accounting fees..........................................       66,037            49,168          18,045          47,067
 Registration expenses....................................      209,681            14,322          10,503          12,499
 Custodian fees...........................................       47,481            32,124          13,857          30,396
 Professional fees........................................       48,246            26,954          11,515          22,630
 Amortization of organization costs.......................        3,332             4,997           3,332           1,401
 Report to shareholder expense............................       33,756            12,666           1,194           8,709
 Trustees fees............................................        2,703             2,703           2,703           2,703
 Other expenses...........................................        8,943            64,777          15,911          66,970
                                                           ------------       -----------      ----------     -----------
   Total expenses.........................................    5,466,607         2,781,986         382,227       1,978,151
                                                           ------------       -----------      ----------     -----------
   Expenses reimbursed....................................      (41,428)         (129,857)        (85,596)       (102,203)
                                                           ------------       -----------      ----------     -----------
   Net expenses...........................................    5,425,179         2,652,129         296,631       1,875,948
                                                           ------------       -----------      ----------     -----------
NET INVESTMENT INCOME (LOSS)..............................   (1,327,085)        1,018,470         162,715       4,843,563
                                                           ------------       -----------      ----------     -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments (including
 a net realized (loss) on option transactions of
 ($169,276) in the Talon Fund)............................    8,570,687        19,177,699       4,497,850      11,378,927
Net change in unrealized appreciation
 on investments (including a net
 unrealized appreciation on option transactions of
 $137,375 in the Talon Fund)..............................  114,427,550        33,416,450       1,618,377      15,462,457
                                                           ------------       -----------      ----------     -----------

NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS......................................  122,998,237        52,594,149       6,116,227      26,841,384
                                                           ------------       -----------      ----------     -----------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS................................... $121,671,152       $53,612,619      $6,278,942     $31,684,947
                                                           ============       ===========      ==========     ===========

See accompanying Notes to Financial Statements.

                                            Chicago Trust  Chicago Trust
         Montag & Caldwell  Chicago Trust  Municipal Bond   Money Market
           Balanced Fund      Bond Fund         Fund           Fund
         -----------------  -------------  --------------  -------------

         $         219,468  $          --  $           --  $          --
                 1,399,409      7,043,490         534,204     13,958,204
         -----------------  -------------  --------------  -------------
                 1,618,877      7,043,490         534,204     13,958,204
         -----------------  -------------  --------------  -------------


                   400,868        550,514          69,127      1,004,607
                   131,861        247,590          28,790             --
                    47,730         42,264          23,435         54,844
                    27,230         49,334           5,686        121,794
                    29,879         42,584          17,743         52,303
                    22,362         18,235           6,333         10,426
                    17,386         23,135           7,512         39,465
                    14,288         17,723          11,566         27,534
                     3,332          4,997           4,997          4,997
                     3,041          5,111             559         12,374
                     2,703          2,703           2,703          2,703
                    10,466         17,298          10,533         68,479
         -----------------  -------------  --------------  -------------
                   711,146      1,021,488         188,984      1,399,526
         -----------------  -------------  --------------  -------------
                   (44,973)      (221,539)        (85,359)      (142,332)
         -----------------  -------------  --------------  -------------
                   666,173        799,949         103,625      1,257,194
         -----------------  -------------  --------------  -------------
                   952,704      6,243,541         430,579     12,701,010
         -----------------  -------------  --------------  -------------




                 2,102,297        (36,729)          6,147             --



                 7,581,239      2,754,254         140,720             --
         -----------------  -------------  --------------  -------------


                 9,683,536      2,717,525         146,867             --
         -----------------  -------------  --------------  -------------


         $      10,636,240  $   8,961,066  $      577,446  $  12,701,010
         =================  =============  ==============  =============

CT&T FUNDS
Statement of Changes in Net Assets
====================================================================================================================================

                                                       Montag & Caldwell Growth Fund           Chicago Trust Growth & Income Fund
                                                       -----------------------------           ----------------------------------
                                                               Year Ended                                  Year Ended
                                                    October 31, 1997   October 31, 1996*      October 31, 1997     October 31, 1996
                                                    ----------------   ----------------       ----------------     ----------------
NET ASSETS at beginning of period.................     $ 218,649,895       $ 40,355,049           $205,133,317         $172,295,705
                                                       -------------       ------------           ------------         ------------
Increase in net asset
from operations:
  Net investment income (loss)....................        (1,327,085)           (28,035)             1,018,470            1,451,728
  Net realized gain on investments sold
   and purchased options transactions.............         8,570,687          2,171,050             19,177,699            4,305,113
  Net change in unrealized appreciation
   on investments and assets
   and liabilities in purchased options...........       114,427,550         26,825,183             33,416,450           39,311,048
                                                       -------------       ------------           ------------         ------------
  Net increase in net assets
   from operations................................       121,671,152         28,968,198             53,612,619           45,067,889
                                                       -------------       ------------           ------------         ------------
Distributions to shareowners from:
  Net investment income:
     Retail Class.................................                --            (28,975)            (1,152,026)          (1,444,903)
     Institutional Class..........................           (26,630)           (45,883)                    --                   --
  Net realized gain on investments:
     Retail Class.................................        (1,466,613)           (24,401)            (4,334,020)            (976,557)
     Institutional Class..........................          (412,803)                --                     --                   --
                                                       -------------       ------------           ------------         ------------
     Total distributions..........................        (1,906,046)           (99,259)            (5,486,046)          (2,421,460)
                                                       -------------       ------------           ------------         ------------
Capital share transactions:
  Net proceeds from sales of shares:
     Retail Class.................................       339,687,434        118,083,887             50,803,893           43,023,005
     Institutional Class..........................       228,296,239         51,795,147                     --                   --
  Issued to shareowners in reinvestment
   of distributions:
     Retail Class.................................         1,404,998             53,046              5,404,887            2,391,580
     Institutional Class..........................           396,515             45,883                     --                   --
  Cost of shares repurchased:
     Retail Class.................................      (115,055,486)       (16,878,640)           (34,860,763)         (55,223,402)
     Institutional Class..........................       (44,726,535)        (3,673,416)                    --                   --
                                                       -------------       ------------           ------------         ------------
       Net increase (decrease) from capital
        share transactions........................       410,003,165        149,425,907             21,348,017           (9,808,817)
                                                       -------------       ------------           ------------         ------------
       Total increase in net assets...............       529,768,271        178,294,846             69,474,590           32,837,612
                                                       -------------       ------------           ------------         ------------
NET ASSETS at end of period (including line A)....     $ 748,418,166       $218,649,895           $274,607,907         $205,133,317
                                                       =============       ============           ============         ============
(A) Undistributed (distribution in excess of)
    net investment income (loss)..................     $          --       $    (73,703)          $         --         $    133,556
                                                       -------------       ------------           ------------         ------------
OTHER INFORMATION:
Share transactions:
  Retail Class:
     Sold.........................................        16,692,907          7,779,869              2,806,114            2,994,709
     Issued to shareowners in reinvestment
      of distributions............................            79,785              3,770                326,567              170,324
     Repurchased..................................        (5,364,133)        (1,115,729)            (1,902,988)          (3,829,976)
  Institutional Class:
     Sold.........................................        10,833,116          3,302,194                     --                   --
     Issued to shareowners in reinvestment
      of distributions............................            22,316              2,812                     --                   --
     Repurchased..................................        (2,106,489)          (236,988)                    --                   --
                                                       -------------       ------------           ------------         ------------
        Net increase (decrease) in shares
         outstanding..............................        20,157,502          9,735,928              1,229,693             (664,943)
                                                       =============       ============           ============         ============

--------------------------------------------------------------------------------
* Montag & Caldwell Growth Fund Institutional Class commenced investment operations on June 28, 1996.

See accompanying Notes to Financial Statements.


       CHICAGO TRUST TALON FUND                 CHICAGO TRUST BALANCED FUND
  ----------------------------------        ----------------------------------
             YEAR ENDED                                  YEAR ENDED
  OCTOBER 31, 1997  OCTOBER 31, 1996        OCTOBER 31, 1997  OCTOBER 31, 1996
  ----------------  ----------------        ----------------  ----------------

  $     17,417,675  $     10,537,854        $    156,703,443  $    152,820,466
  ----------------  ----------------        ----------------  ----------------
           162,715            42,177               4,843,563         4,547,650

         4,497,850         1,453,661              11,378,927         2,227,691


         1,618,377         1,649,993              15,462,457        17,768,218
  ----------------  ----------------        ----------------  ----------------

         6,278,942         3,145,831              31,684,947        24,543,559
  ----------------  ----------------        ----------------  ----------------

          (134,407)          (35,795)             (4,764,936)       (4,421,473)
                --                --                      --                --

        (1,458,660)         (634,240)             (2,253,139)           (7,294)
                --                --                      --                --
  ----------------  ----------------        ----------------  ----------------
        (1,593,067)         (670,035)             (7,018,075)       (4,428,767)
  ----------------  ----------------        ----------------  ----------------


         6,345,104         4,424,049              28,395,564        26,178,729
                --                --                      --                --

         1,577,255           662,762               7,017,789         4,428,767
                --                --                      --                --

        (1,566,326)         (682,786)            (28,790,331)      (46,839,311)
                --                --                      --                --
  ----------------  ----------------        ----------------  ----------------
         6,356,033         4,404,025               6,623,022       (16,231,815)
  ----------------  ----------------        ----------------  ----------------
        11,041,908         6,879,821              31,289,894         3,882,977
  ----------------  ----------------        ----------------  ----------------
  $     28,459,583  $     17,417,675        $    187,993,337  $    156,703,443
  ================  ================        ================  ================


  $         37,253  $          8,945        $        624,636  $        567,503
  ----------------  ----------------        ----------------  ----------------


           397,032           336,046               2,757,711         2,932,312

           107,919            55,106                 699,716           495,015
           (97,875)          (54,225)             (2,774,505)       (5,245,177)

                --                --                      --                --

                --                --                      --                --
                --                --                      --                --
  ----------------  ----------------        ----------------  ----------------
           407,076           336,927                 682,922        (1,817,850)
  ================  ================        ================  ================

CT&T Funds
Statement of Changes in Net Assets (continued)                                                                     OCTOBER 31, 1997
====================================================================================================================================

                                                        Montag & Caldwell Balanced Fund                Chicago Trust Bond Fund
                                                      -----------------------------------        -----------------------------------
                                                                 Year Ended                                  Year Ended
                                                      October 31, 1997   October 31, 1996        October 31, 1997   October 31, 1996
                                                      ----------------   ----------------        ----------------   ----------------
NET ASSETS at beginning of period.................... $     31,472,671   $     21,908,174        $     79,210,728   $    70,490,335
                                                      ----------------   ----------------        ----------------   ---------------
Increase in net assets
from operations:
  Net investment income..............................          952,704            562,623               6,243,541         4,684,008
  Net realized gain (loss) on investments sold.......        2,102,297          2,720,967                 (36,729)          (21,824)
  Net change in unrealized appreciation
   (depreciation) of investments.....................        7,581,239          1,750,771               2,754,254          (427,461)
                                                      ----------------   ----------------        ----------------   ---------------
  Net increase in net assets
   from operations...................................       10,636,240          5,034,361               8,961,066         4,234,723
                                                      ----------------   ----------------        ----------------   ---------------
Distributions to shareowners from:
  Net investment income..............................         (837,377)          (544,785)             (6,043,358)       (4,576,113)
  Net realized gain on investments...................       (2,702,590)                --                 (16,748)          (26,301)
                                                      ----------------   ----------------        ----------------   ---------------
     Total distributions.............................       (3,539,967)          (544,785)             (6,060,106)       (4,602,414)
                                                      ----------------   ----------------        ----------------   ---------------
Capital share transactions:
  Net proceeds from sales of shares..................       58,631,470         17,019,049              46,817,358        18,394,655
  Issued to shareowners in
   reinvestment of distributions.....................        3,490,623            544,624               4,797,389         4,131,546
  Cost of shares repurchased.........................      (17,971,984)       (12,488,752)            (13,194,258)      (13,438,117)
                                                      ----------------   ----------------        ----------------   ---------------
     Net increase (decrease) from
      capital share transactions.....................       44,150,109          5,074,921              38,420,489         9,088,084
                                                      ----------------   ----------------        ----------------   ---------------
     Total increase (decrease) in net assets.........       51,246,382          9,564,497              41,321,449         8,720,393
                                                      ----------------   ----------------        ----------------   ---------------
NET ASSETS at end of period (including line A)....... $     82,719,053   $     31,472,671        $    120,532,177   $    79,210,728
                                                      ================   ================        ================   ===============
(A) Undistributed (distribution in excess of)
     net investment income........................... $        185,563   $         70,787        $        452,597   $       258,643
                                                      ----------------   ----------------        ----------------   ---------------
OTHER INFORMATION:
Share transactions:
  Sold...............................................        3,939,135          1,269,601               4,734,805         1,866,993
  Issued to shareowners in reinvestment
   of distributions..................................          255,726             41,681                 485,679           422,144
  Repurchased........................................       (1,229,194)          (916,526)             (1,334,065)       (1,373,273)
                                                      ----------------   ----------------        ----------------   ---------------
     Net increase (decrease) in shares outstanding...        2,965,667            394,756               3,886,419           915,864
                                                      ================   ================        ================   ===============

See accompanying Notes to Financial Statements.

  CHICAGO TRUST MUNICIPAL BOND FUND         CHICAGO TRUST MONEY MARKET FUND
------------------------------------      -----------------------------------
           YEAR ENDED                                 YEAR ENDED
OCTOBER 31, 1997    OCTOBER 31, 1996      OCTOBER 31, 1997    OCTOBER 31, 1996
----------------    ----------------      ----------------    ----------------

$  11,186,162       $  11,679,498         $  226,535,616      $ 206,075,314
-------------       -------------         --------------      -------------

      430,579             421,107             12,701,010         10,298,196
        6,147              30,220                     --                 --

      140,720             (54,373)                    --                 --
-------------       -------------         --------------      -------------

      577,446             396,954             12,701,010         10,298,196
-------------       -------------         --------------      -------------

     (426,993)           (419,021)           (12,701,010)       (10,298,196)
           --                  --                     --                 --
-------------       -------------         --------------      -------------

     (426,993)           (419,021)           (12,701,010)       (10,298,196)
-------------       -------------         --------------      -------------

    1,375,126             394,557            569,551,234        494,444,216

       21,748              22,047                434,377            331,446
     (354,281)           (887,873)          (557,969,753)      (474,315,360)
-------------       -------------         --------------      -------------

    1,042,593            (471,269)            12,015,858         20,460,302
 -------------       -------------         --------------      -------------

    1,193,046            (493,336)            12,015,858         20,460,302
-------------       -------------         --------------      -------------

$  12,379,208       $  11,186,162         $  238,551,474      $ 226,535,616
=============       =============         ==============      =============

$      27,456       $      23,870         $           --      $          --
-------------       -------------         --------------      -------------

      135,835              39,198            569,551,234        494,444,216

        2,159               2,203                434,377            331,446
      (35,025)            (87,989)          (557,969,753)      (474,315,360)
-------------       -------------         --------------      -------------

      102,969             (46,588)            12,015,858         20,460,302
=============       =============         ==============      =============


CT&T FUNDS
Financial Highlights                                                                                 October 31, 1997
=====================================================================================================================


                                                                         Montag & Caldwell Growth Fund
                                                          -----------------------------------------------------------
                                                                    Retail Class                Institutional Class
                                                          -----------------------------------  ----------------------
                                                             Year       Year       Period        Year       Period
                                                            Ended      Ended        Ended       Ended        Ended
                                                          10/31/97    10/31/96  10/31/95/(a)/  10/31/97 10/31/96/(b)/
                                                          --------    --------  -------------  -------- -------------
Net Asset Value, Beginning of Period.................     $  17.08    $  13.16       $ 10.00   $  17.08     $  15.59
 Income from Investment Operations:
  Net investment income (loss).......................        (0.05)         --          0.02         --         0.02
  Net realized and unrealized gain
   on investments....................................         5.79        3.93          3.16       5.81         1.49
                                                          --------    --------       -------   --------     --------
   Total from investment operations..................         5.74        3.93          3.18       5.81         1.51
                                                          --------    --------       -------   --------     --------

 Less Distributions:
  Distributions from and in excess
   of net investment income..........................           --       (0.01)        (0.02)        --        (0.02)
  Distributions from net realized
   gain on investments...............................        (0.14)         --            --      (0.14)          --
                                                          --------    --------       -------   --------     --------
     Total distributions.............................        (0.14)      (0.01)        (0.02)     (0.14)       (0.02)
                                                          --------    --------       -------   --------     --------
Net increase in net asset value......................         5.60        3.92          3.16       5.67         1.49
                                                          --------    --------       -------   --------     --------
Net Asset Value, End of Period.......................     $  22.68    $  17.08       $ 13.16   $  22.75     $  17.08
                                                          ========    ========       =======   ========     ========


Total Return/1/......................................        33.82%      29.91%        31.87%     34.26%        9.67%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's).................     $479,557    $166,243       $40,355   $268,861     $ 52,407
Ratios of expenses to average net assets:
 Before reimbursement of expenses
  by Advisor/2/......................................         1.24%       1.32%         1.87%      0.93%        0.98%
 After reimbursement of expenses
  by Advisor/2/......................................         1.23%       1.28%         1.30%      0.93%        0.98%
Ratios of net investment income to average net assets:
 Before reimbursement of expenses
  by Advisor/2/......................................        (0.38)%     (0.10)%       (0.36)%    (0.07)%       0.17%
 After reimbursement of expenses
  by Advisor/2/......................................        (0.37)%     (0.06)%        0.20%     (0.06)%       0.17%
Portfolio Turnover...................................        18.65%      26.36%        34.46%     18.65%       26.36%
Average Commission Rate Paid.........................     $ 0.0592    $ 0.0639           N/R   $ 0.0592     $ 0.0639

-----------------------------------------------------------------------------
/1/  Not Annualized.
/2/  Annualized.
(a) Montag & Caldwell Growth Fund Retail Class commenced investment operations on November 2, 1994.
(b) Montag & Caldwell Growth Fund Institutional Class commenced investment operations on June 28, 1996.
N/R: Not required.

See accompanying Notes to Financial Statements.

CT&T Funds
Financial Highlights                                            October 31, 1997
================================================================================

                                                                                Chicago Trust Growth & Income Fund
                                                                -------------------------------------------------------------------
                                                                  Year              Year              Year               Period
                                                                 Ended             Ended             Ended                Ended
                                                                10/31/97          10/31/96          10/31/95          10/31/94/(a)/
                                                                --------          --------          --------          -------------
Net Asset Value, Beginning of Period..........................  $  16.17          $  12.90          $  10.11          $     10.00
                                                                --------          --------          --------          -----------
 Income from Investment Operations:
  Net investment income.......................................      0.08              0.11              0.09                 0.07
  Net realized and unrealized gain on investments.............      3.91              3.34              2.79                 0.10
                                                                --------          --------          --------          -----------
     Total from investment operations.........................      3.99              3.45              2.88                 0.17
                                                                --------          --------          --------          -----------

 Less Distributions:
  Distributions from and in excess of net investment income...     (0.09)            (0.11)            (0.09)               (0.06)
  Distributions from net realized gain on investments.........     (0.34)            (0.07)               --                   --
                                                                --------          --------          --------          -----------
     Total distributions......................................     (0.43)            (0.18)            (0.09)               (0.06)
                                                                --------          --------          --------          -----------
Net increase in net asset value...............................      3.56              3.27              2.79                 0.11
                                                                --------          --------          --------          -----------
Net Asset Value, End of Period................................  $  19.73          $  16.17          $  12.90          $     10.11
                                                                ========          ========          ========          ===========

Total Return/1/...............................................     25.16%            26.98%            28.66%                1.73%

Ratios/supplemental Data:
Net Assets, End of Period (in 000's)..........................  $274,608          $205,133          $172,296          $    12,282
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Advisor/2/...............      1.12%             1.15%             1.50%                2.21%
 After reimbursement of expenses by Advisor/2/................      1.07%/3/          1.00%             1.09%/4/             1.20%
Ratios of net investment income to average net assets:
 Before reimbursement of expenses by Advisor/2/...............      0.36%             0.62%             0.33%               (0.15)%
 After reimbursement of expenses by Advisor/2/................      0.41%             0.77%             0.74%                0.86%
Portfolio Turnover............................................     30.58%            25.48%             9.00%               37.01%
Average Commission Rate Paid..................................  $ 0.0530          $ 0.0571               N/R                  N/R

----------------------------------------------------------------------
/1/  Not Annualized.
/2/  Annualized.
/3/ The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
/4/ The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.20% to 1.00% on September 21, 1995.
(a) Chicago Trust Growth & Income Fund commenced investment operations on December 13, 1993.
N/R: Not required.

See accompanying Notes to Financial Statements.

CT&T Funds
Financial Highlights                                            October 31, 1997
================================================================================

                                                                                     Chicago Trust Talon Fund
                                                                -------------------------------------------------------------------
                                                                  Year              Year              Year               Period
                                                                 Ended             Ended             Ended                Ended
                                                                10/31/97          10/31/96          10/31/95          10/31/94/(a)/
                                                                --------          --------          --------          -------------
Net Asset Value, Beginning of Period..........................  $  14.39          $  12.07          $  10.25          $     10.00
                                                                --------          --------          --------          -----------
 Income from Investment Operations:
  Net investment income.......................................      0.11              0.04              0.09                 0.02
  Net realized and unrealized gain on investments
  and options.................................................      4.38              3.01              1.84                 0.23
                                                                --------          --------          --------          -----------
     Total from investment operations.........................      4.49              3.05              1.93                 0.25
                                                                --------          --------          --------          -----------

 Less Distributions:
  Distributions from and in excess of net investment income...     (0.09)            (0.03)            (0.11)                  --
  Distributions from net realized gain on investments.........     (1.19)            (0.70)               --                   --
                                                                --------          --------          --------          -----------
     Total distributions......................................     (1.28)            (0.73)            (0.11)                  --
                                                                --------          --------          --------          -----------
Net increase in net asset value...............................      3.21              2.32              1.82                 0.25
                                                                --------          --------          --------          -----------
Net Asset Value, End of Period................................  $  17.60          $  14.39          $  12.07          $     10.25
                                                                ========          ========          ========          ===========

Total Return/1/...............................................     33.47%            26.51%            18.92%                2.50%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)..........................  $ 28,460          $ 17,418          $ 10,538          $     4,355
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Advisor/2/...............      1.67%             1.98%             3.04%                7.82%
 After reimbursement of expenses by Advisor/2/................      1.30%             1.30%             1.30%                1.30%
Ratios of net investment income to average net assets:
 Before reimbursement of expenses by Advisor/2/...............      0.34%            (0.38)%           (0.97)%              (4.13)%
 After reimbursement of expenses by Advisor/2/................      0.71%             0.30%             0.77%                2.39%
Portfolio Turnover............................................    112.72%           126.83%           229.43%               33.66%
Average Commission Rate Paid..................................  $ 0.0591          $ 0.0612               N/R                  N/R

----------------------------------------------------------------------
/1/  Not Annualized.
/2/  Annualized.
(a)  Chicago Trust Talon Fund commenced investment operations on
     September 19, 1994.
N/R: Not required.

See accompanying Notes to Financial Statements.

CT&T FUNDS
Financial Highlights                                            October 31, 1997
--------------------------------------------------------------------------------

                                                     Chicago Trust Balanced Fund
                                               ---------------------------------------
                                                 Year        Year          Period
                                                 Ended       Ended          Ended
                                               10/31/97     10/31/96     10/31/95/(a)/
                                               --------     --------     -------------
Net Asset Value, Beginning of Period.........  $   9.60     $   8.43        $   8.34
                                               --------     --------        --------
  Income from Investment Operations:
    Net investment income....................      0.28         0.27            0.03
    Net realized and unrealized gain on
     investments.............................      1.60         1.16            0.06
                                               --------     --------        --------
      Total from investment operations.......      1.88         1.43            0.09
                                               --------     --------        --------

  Less Distributions:
    Distributions from and in excess of net
     investment income.......................     (0.28)       (0.26)             --
    Distributions from net realized gain on
     investments.............................     (0.14)          --              --
                                               --------     --------        --------
      Total distributions....................     (0.42)       (0.26)             --
                                               --------     --------        --------
Net increase in net asset value..............      1.46         1.17            0.09
                                               --------     --------        --------
Net Asset Value, End of Period...............  $  11.06     $   9.60        $   8.43
                                               ========     ========        ========
Total return/1/..............................     20.10%       17.21%           1.08%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's).........  $187,993     $156,703        $152,820
Ratios of expenses to average net assets:
  Before reimbursement of expenses by
   Advisor/2/................................      1.13%        1.17%           1.19%
  After reimbursement of expenses by
   Advisor/2/................................      1.07%/3/     1.00%           1.00%
Ratios of net investment income to average
 net assets:
  Before reimbursement of expenses by
   Advisor/2/................................      2.70%        2.79%           2.56%
  After reimbursement of expenses by
   Advisor/2/................................      2.76%        2.96%           2.73%
Portfolio Turnover...........................     34.69%       34.29%           0.72%
Average Commission Rate Paid.................  $ 0.0576     $ 0.0596             N/R

------------------------------------
/1/  Not Annualized.
/2/  Annualized.
/3/ The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
(a)  Chicago Trust Balanced Fund (formerly the Chicago Trust Asset Allocation
     Fund) commenced investment operations on September 21, 1995.
N/R: Not Required.

See accompanying Notes to Financial Statements.

CT&T Funds
Financial Highlights                                            October 31, 1997
================================================================================

                                                                   Montag & Caldwell Balanced Fund
                                                               ----------------------------------------
                                                                Year          Year          Period
                                                                Ended         Ended          Ended
                                                               10/31/97      10/31/96     10/31/95/(a)/
                                                               --------      --------     -------------
Net Asset Value, Beginning of Period........................... $ 14.29       $ 12.12        $ 10.00
                                                                -------       -------        -------
 Income from Investment Operations:
   Net investment income.......................................    0.25          0.27           0.26
   Net realized and unrealized gain on investments.............    2.93          2.17           2.09
                                                                -------       -------        -------
         Total from investment operations......................    3.18          2.44           2.35
                                                                -------       -------        -------

 Less Distributions:
   Distributions from and in excess of net investment income...   (0.25)        (0.27)         (0.23)
   Distributions from net realized gain on investments.........   (1.21)           --             --
                                                                -------       -------        -------
         Total distributions...................................   (1.46)        (0.27)         (0.23)
                                                                -------       -------        -------
Net increase in net asset value................................    1.72          2.17           2.12
                                                                -------       -------        -------
Net Asset Value, End of Period................................. $ 16.01       $ 14.29        $ 12.12
                                                                =======       =======        =======

Total Return/1/................................................   24.26%        20.37%         23.75%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)........................... $82,719       $31,473        $21,908
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor/2/...............    1.33%         1.58%          2.50%
  After reimbursement of expenses by Advisor/2/................    1.25%         1.25%          1.25%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Advisor/2/...............    1.70%         1.83%          1.38%
  After reimbursement of expenses by Advisor/2/................    1.78%         2.16%          2.63%
Portfolio Turnover.............................................   28.13%        43.58%         27.33%
Average Commission Rate Paid................................... $0.0591       $0.0644            N/R
----------------------------------------------------------

  /1/ Not Annualized.
  /2/ Annualized.
  (a) Montag & Caldwell Balanced Fund commenced investment operations on November 2, 1994.
N/R:  Not required.

See accompanying Notes to Financial Statements.

CT&T Funds
Financial Highlights                                            October 31, 1997
================================================================================

                                                                        Chicago Trust Bond Fund
                                                            --------------------------------------------------
                                                              Year         Year         Year        Period
                                                              Ended       Ended         Ended       Ended
                                                            10/31/97     10/31/96     10/31/95   10/31/94/(a)/
                                                            --------     --------     --------   -------------
Net Asset Value, Beginning of Period....................... $   9.89      $  9.94      $  9.21      $ 10.00
                                                            --------      -------      -------      -------
  Income from Investment Operations:
    Net investment income..................................     0.61         0.60         0.60         0.50
    Net realized and unrealized gain (loss) on investments.     0.23        (0.05)        0.73        (0.82)
                                                            --------      -------      -------      -------
         Total from investment operations..................     0.84         0.55         1.33        (0.32)
                                                            --------      -------      -------      -------

  Less distributions from and in excess
   of net investment income................................    (0.60)       (0.60)       (0.60)       (0.47)
                                                            --------      -------      -------      -------
Net increase (decrease) in net asset value.................     0.24        (0.05)        0.73        (0.79)
                                                            --------      -------      -------      -------
Net Asset Value, End of Period............................. $  10.13      $  9.89      $  9.94      $  9.21
                                                            ========      =======      =======      =======

Total Return/1/............................................     8.84%        5.76%       14.89%       (3.23)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)....................... $120,532      $79,211      $70,490      $12,546
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor/2/...........     1.02%        1.10%        1.54%        2.02%
  After reimbursement of expenses by Advisor/2/............     0.80%        0.80%        0.80%        0.80%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Advisor/2/...........     6.02%        5.89%        5.78%        4.83%
  After reimbursement of expenses by Advisor/2/............     6.24%        6.19%        6.52%        6.05%
Portfolio Turnover.........................................    17.76%       41.75%       68.24%       20.73%
------------------------------------------------------------------

 /1/  Not Annualized.
 /2/  Annualized.
 (a)  Chicago Trust Bond Fund commenced investment operations on December 13,
      1993.

See accompanying Notes to Financial Statements.

CT&T FUNDS
Financial Highlights                                           October 31, 1997
===============================================================================

                                                                                Chicago Trust Municipal Bond Fund
                                                                      -----------------------------------------------------
                                                                        Year          Year         Year          Period
                                                                        Ended         Ended        Ended          Ended
                                                                       10/31/97     10/31/96     10/31/95     10/31/94/(a)/
                                                                      ---------     --------     --------     -------------
Net Asset Value, Beginning of Period.............................     $   10.06     $  10.08     $   9.56     $       10.00
                                                                      ---------     --------     --------     -------------
 Income from Investment Operations:
  Net investment income..........................................          0.38         0.38         0.35              0.27
  Net realized and unrealized gain (loss) on investments.........          0.12        (0.02)        0.52             (0.46)
                                                                      ---------     --------     --------     -------------
     Total from investment operations............................          0.50         0.36         0.87             (0.19)
                                                                      ---------     --------     --------     -------------

  Less distributions from and in excess
    of net investment income.....................................         (0.37)       (0.38)       (0.35)            (0.25)
                                                                      ---------     --------     --------     -------------
Net increase (decrease) in net asset value.......................          0.13        (0.02)        0.52             (0.44)
                                                                      ---------     --------     --------     -------------
Net Asset Value, End of Period...................................     $   10.19     $  10.06     $  10.08     $        9.56
                                                                      =========     ========     ========     =============
Total Return/1/..................................................          5.13%        3.59%        9.29%            (1.92)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's).............................     $  12,379     $ 11,186     $ 11,679     $      10,462
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Advisor/2/..................          1.64%        1.53%        2.16%             2.09%
 After reimbursement of expenses by Advisor/2/...................          0.90%        0.90%        0.90%             0.90%
Ratios of net investment income to average net assets:
 Before reimbursement of expenses by Advisor/2/..................          3.00%        3.11%        2.37%             1.90%
 After reimbursement of expenses by Advisor/2/...................          3.74%        3.74%        3.63%             3.09%
Portfolio Turnover...............................................         16.19%       27.47%       42.81%            14.85%

-----------------------------------------------------------------
 /1/  Not Annualized.
 /2/  Annualized.
 (a) Chicago Trust Municipal Bond Fund commenced investment operations on December 13, 1993.


See accompanying Notes to Financial Statements.

CT&T FUNDS
Financial Highlights                                           October 31, 1997
===============================================================================

                                                                          Chicago Trust Money Market Fund
                                                                 --------------------------------------------------
                                                                   Year         Year        Year        Period
                                                                  Ended        Ended       Ended         Ended
                                                                 10/31/97    10/31/96     10/31/95    10/31/94/(a)/
                                                                 --------    --------     --------    -------------
Net Asset Value, Beginning of Period........................     $   1.00    $   1.00     $   1.00    $        1.00
                                                                 --------    --------     --------    -------------
 Income from Investment Operations:
  Net investment income.....................................         0.05        0.05         0.05             0.03
                                                                 --------    --------     --------    -------------
 Less Distributions from net investment income..............        (0.05)      (0.05)       (0.05)           (0.03)
                                                                 --------    --------     --------    -------------
Net Asset Value, End of Period..............................     $   1.00    $   1.00     $   1.00    $        1.00
                                                                 ========    ========     ========    =============

Total Return/1/.............................................         5.15%       5.14%        5.56%            3.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000's)........................     $238,551    $226,536     $206,075    $     122,929
Ratios of expenses to average net assets:
 Before reimbursement of expenses by Advisor/2/.............         0.56%       0.59%        0.63%            0.64%
 After reimbursement of expenses by Advisor/2/..............         0.50%       0.50%        0.43%/3/         0.40%
Ratios of net investment income to average net assets:
 Before reimbursement of expenses by Advisor/2/.............         5.00%       4.93%        5.24%            3.49%
 After reimbursement of expenses by Advisor/2/..............         5.06%       5.02%        5.44%            3.73%

---------------------------------------------------------------------
 /1/  Not Annualized.
 /2/  Annualized.
 /3/ The Advisor's expenses reimbursement level, which affects the net expenses ratio, changed from 0.40% to 0.50% on July 12, 1995.
 (a) Chicago Trust Money Market Fund commenced investment operations on December 14, 1993.


See accompanying Notes to Financial Statements.

CT&T Funds
Notes to Financial Statements                                   October 31, 1997
================================================================================

Note (A) Significant Accounting Policies: CT&T Funds (the "Company") operates as a series company currently issuing eight series of shares of beneficial interest: Montag & Caldwell Growth Fund (the "Growth Fund"), Chicago Trust Growth & Income Fund (the "Growth & Income Fund"), Chicago Trust Talon Fund (the "Talon Fund"), Chicago Trust Balanced Fund (formerly Chicago Trust Asset Allocation Fund) (the "CT Balanced Fund"), Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), Chicago Trust Bond Fund (the "Bond Fund"), Chicago Trust Municipal Bond Fund (the "Municipal Bond Fund"), and Chicago Trust Money Market Fund (the "Money Market Fund") (each a "Fund" and collectively, the "Funds"). The Company constitutes an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Company was organized as a Delaware business trust on September 10, 1993.

The Growth Fund seeks long-term capital appreciation consistent with investments primarily in a combination of equity, convertible, fixed income, and short-term securities. Capital appreciation is emphasized, and generation of income is secondary. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994. Effective June 28, 1996, the Fund offered two classes of shares: Class I (Institutional) shares and Class N (Retail) shares.

The Growth & Income Fund seeks long-term total return through a combination of capital appreciation and current income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, preferred stocks, securities convertible into common stocks, and fixed income securities. The Chicago Trust Company ("Chicago Trust") is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Talon Fund seeks long-term total return through capital appreciation. The Fund invests primarily in stocks of companies with capitalization levels believed by Talon Asset Management, Inc. ("Talon") to have prospects for capital appreciation. The Fund, which commenced investment operations on September 19, 1994, may also invest in preferred stock and debt securities, including those which may be convertible into common stock. Chicago Trust is the Investment Advisor for the Fund with Talon as Sub-Investment Advisor.

The CT Balanced Fund seeks growth of capital with current income through asset allocation. The Fund seeks to achieve this objective by holding a varying combination of generally two or more of the following investment categories: common stocks (both dividend and non-dividend paying); preferred stocks; convertible preferred stocks; fixed income securities, including bonds and bonds convertible into common stocks; and short-term interest-bearing obligations. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on September 21, 1995 .

The M&C Balanced Fund seeks long-term total return through investment primarily in a combination of equity, fixed income, and short-term securities. The allocation between asset classes may vary over time in accordance with the expected rates of return of each asset class; however, primary emphasis is placed upon selection of particular investments as opposed to allocation of assets. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994.

The Bond Fund seeks high current income consistent with what Chicago Trust believes to be prudent risk of capital. The Fund primarily invests in a broad range of bonds and other fixed income securities (bonds and debentures) with an average weighted portfolio maturity between three and ten years. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Municipal Bond Fund seeks a high level of current interest income exempt from Federal income taxes consistent with the conservation of capital. The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of primarily intermediate-term municipal debt obligations. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Money Market Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund seeks to achieve its objective by investing in short-term, high quality, U.S. dollar-denominated money market instruments. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 14, 1993.

CT&T Funds
Notes to Financial Statements - continued                       October 31, 1997
================================================================================

The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

 (1) Security Valuation: For the Growth Fund, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund and the M&C Balanced Fund, equity securities and index options traded on a national exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the respective exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond Fund, fixed income securities, except short-term, are valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. When fair market value quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. For all Funds, short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

 (2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be credit worthy by the Fund's Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

 (3) Derivative Financial Instruments: A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. A Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of a Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract.

 An option contract gives the buyer the right, but not the obligation to buy
 (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are used by a Fund to manage the portfolio's effective maturity and duration.

 Transactions in purchased options for the Talon Fund for the year ended October 31, 1997 were as follows:

                                                                      Contracts     Premium
                                                                      ---------    ---------

 Outstanding at October 31, 1996....................................          0    $       0
 Options purchased (Net)............................................        215     (305,450)
 Options exercised or terminated in closing transactions (Net)......        (65)      61,450
 Options expired (Net)..............................................       (100)     123,875
                                                                           ----    ---------
 Outstanding at October 31, 1997....................................         50    $(120,125)
                                                                           ====    =========

 (4) Mortgage Backed Securities: The CT Balanced Fund, the M&C Balanced Fund and the Bond Fund may invest in Mortgage Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies - Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private,

CT&T Funds
Notes to Financial Statements-continued                         October 31, 1997
================================================================================

non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

The CT Balanced Fund, the M&C Balanced Fund and the Bond Fund may also invest in Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A Planned Amortization Class (PAC) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

The CT Balanced Fund and the Bond Fund may utilize Interest Only (IO) securities to increase the diversification of the portfolio and manage risk. An Interest Only security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

(5) Investment Income And Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

(6) Federal Income Taxes: The Funds have elected to be treated a "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 1997, the losses amounted to $91,110 for the Municipal Bond Fund and $25,289 for the Bond Fund, which will expire October 31, 2003 and October 31, 2005, respectively.

Net realized gains or losses may differ for financial and tax reporting purposes for the Talon Fund, the M&C Balanced Fund and the Growth Fund primarily as a result of losses from wash sales which are not recognized for tax purposes until the corresponding shares are sold and as a result of gains or losses recognized for tax purposes on the mark-to-market of open options transactions at October 31, 1997.

(7) Dividends and Distributions: Dividends and distributions to shareowners are recorded on the ex-dividend date.

(8) Organization Costs: The Funds have reimbursed the Advisors for certain costs incurred in connection with the Funds' and the Company's organization. The costs are being amortized on a straight-line basis over five years commencing on December 13, 1993 for the Growth & Income Fund, Bond Fund and the Municipal Bond Fund; December 14, 1993 for the Money Market Fund; September 19, 1994 for the Talon Fund; November 2, 1994 for the Growth Fund and the M&C Balanced Fund; and September 21, 1995 for the CT Balanced Fund.

(9) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: With respect to the Growth Fund, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund and the M&C Balanced Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareowners annually. The Bond Fund and the Municipal Bond Fund distribute their respective net investment income to shareowners monthly and capital gains, if any, are distributed annually. The Money Market Fund declares dividends daily from its net investment income. The Money Market

CT&T Funds
Notes to Financial Statements-continued                         October 31, 1997
================================================================================

Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareowners that have elected the reinvestment option. Differences in dividends per share between classes of the Growth Fund are due to different class expenses. For the year ended October 31, 1997, 100.00% of the income distributions made by the Municipal Bond Fund were exempt from federal income taxes. Additionally during the period, the Growth Fund, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund and the Bond Fund paid 28% rate gain distributions of $1,879,416, $1,444,866, $973,259, $205, $2,336,074 and $16,748,
respectively. In January 1998, the Funds will provide tax information to shareowners for the 1997 calendar year.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book and tax basis differences. Permanent book and tax differences of $21,494, $11,440 and $551 were reclassified at October 31, 1997 from accumulated net realized gain on investments to undistributed net investment income in the CT Balanced Fund, the Bond Fund and the M&C Balanced Fund, respectively, due to losses on paydown adjustments from mortgage backed securities. In addition, permanent book and tax basis differences in the Bond Fund relating to the sale of interest only securities totaling $5,211 were reclassified from accumulated net realized gain to undistributed net investment income.

The Growth Fund had a net operating loss for tax purposes, net of short-term capital gains, of $187,503 for the year ended October 31, 1997. In addition, the Growth Fund made required distributions of class specific allocations of net investment income of $26,630 to the institutional class shareowners. These amounts, along with the distribution in excess as of October 31, 1996 of $73,703, were reclassified from undistributed net investment income to capital paid-in as permanent differences at October 31, 1997.

Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

All of the income dividends paid by each fund were ordinary income for federal income tax purposes. The percentage of income dividends that were qualifying dividends for the corporate dividends received deduction were 21%, 70%, 8% and 17%, for the CT Balanced Fund, the Growth & Income Fund, the Talon Fund and the M&C Balanced Fund, respectively.

Note (C) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At October 31, 1997, Chicago Trust owned 2,500, 2,500 and 1,002,500 shares of the Growth & Income Fund, the Bond Fund and the Municipal Bond Fund, respectively.

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended October 31, 1997 were:

                                 Aggregate         Proceeds from
                                 Purchases             Sales
                                 ---------         -------------
Growth Fund                     $483,482,033         $84,626,624
Growth & Income Fund              84,712,809          69,309,780
Talon Fund                        24,428,453          20,975,822
Ct Balanced Fund                  61,644,515          55,976,823
M&C Balanced Fund                 61,424,202          14,486,433
Bond Fund                         60,725,202          16,480,883
Municipal Bond Fund                2,979,200           1,817,090

CT&T Funds
Notes to Financial Statements-continued                         October 31, 1997
================================================================================

Note (E) Advisory, Administration and Distribution Services Agreements: Under various Advisory Agreements with the Funds, each Advisor provides investment advisory services to the Funds. The Funds will pay advisory fees at the following annual percentage rates of the average daily net assets of each Fund:
0.80% for the Growth Fund, 0.70% for the Growth & Income Fund, 0.80% for the Talon Fund, 0.70% for the CT Balanced Fund, 0.75% for the M&C Balanced Fund, 0.55% for the Bond Fund, 0.60% for the Municipal Bond Fund and 0.40% for the Money Market Fund. These fees are accrued daily and paid monthly. The Advisors have voluntarily undertaken to reimburse the Growth Fund (Institutional Class and Retail Class), the Growth & Income Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, the Municipal Bond Fund, and the Money Market Fund for operating expenses which cause total expenses to exceed 0.98%, 1.30%, 1.10%, 1.30%, 1.10%, 1.25%, 0.80%, 0.90% and 0.50%, respectively.
Such expense reimbursements may be terminated at the discretion of the Advisors. For the year ended October 31, 1997, the Advisors reimbursed expenses of $0 and $41,428 for the Growth Fund (Institutional Class and Retail Class), $129,857 for the Growth & Income Fund, $85,596 for the Talon Fund, $102,203 for the CT Balanced Fund, $44,973 for the M&C Balanced Fund, $221,539 for the Bond Fund, $85,359 for the Municipal Bond Fund and $142,332 for the Money Market Fund.

Effective June 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") replaced FPS Services, Inc. as sub-administrator of the Funds. Chicago Trust is the Funds' Administrator. For services provided as the Funds' Administrator, Chicago Trust receives the following fees, which are paid in total to Investor Services Group.

                    Administration Fees                                                       Custody Liaison Fees
                    -------------------                                                       --------------------
Fee (% of Funds' aggregate         Average Daily Net Assets                        Annual Fee          Average Daily Net Assets
---------------------------        ------------------------                        ----------          ------------------------
     daily net assets)                                                             (Per Fund)                 (per Fund)
     -----------------                                                             ----------                 ----------
           0.060                        up to $2 billion                            $10,000                up to $100 million
           0.045                   $2 billion to $3.5 billion                       $15,000           $100 million to $500 million
           0.040                       over $3.5 billion                            $20,000                over $500 million

Effective June 1, 1997, First Data Distributors, Inc. replaced FPS Broker Services, Inc. as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund Retail Class, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond Fund have adopted a Plan of Distribution (the "Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's average daily net assets. The Growth Fund Institutional Class and the Money Market Fund do not have a distribution plan.

For the year ended October 31, 1997, the class specific expenses of the Growth Fund were:

                                       Class N (Retail)      Class I (Institutional)
Transfer agent fees.....................     $ 158,588               $ 8,978
Registration expenses...................       151,157                58,524
Legal fees..............................        21,778                 8,983
Report to shareowner expense............        19,597                14,159

Certain officers and trustees of the Funds are also officers and directors of Chicago Trust. The Funds do not compensate its officers or affiliated trustees. Effective January 1, 1997, the Company pays each unaffiliated trustee $1,500 per Board of Trustees meeting attended and an annual retainer of $1,500.

Independent Auditors' Report


The Board of Trustees and Shareowners of CT&T Funds:
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CT&T Funds (comprising, respectively, Montag & Caldwell Growth Fund, Chicago Trust Growth & Income Fund, Chicago Trust Talon Fund, Chicago Trust Balanced Fund, Montag & Caldwell Balanced Fund, Chicago Trust Bond Fund, Chicago Trust Municipal Bond Fund, and Chicago Trust Money Market Fund) as of October 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of CT&T Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the CT&T Funds as of October 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the periods presented in the two-year period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

                                                        KPMG Peat Marwick LLP

Chicago, Illinois
December 16, 1997

                      This page left blank intentionally

CT&T Funds
Trustees & Officers
--------------------------------------------------------------------------------
                TRUSTEES                                OFFICERS
       Leonard F. Amari, Trustee*                  Kenneth C. Anderson
                                                        President

       Stuart D. Bilton, Chairman                     David F. Seng
                                                  Senior Vice President

      Dorothea C. Gilliam, Trustee                Gerald F. Dillenburg
                                         Vice President, Secretary and Treasurer

       Gregory T. Mutz, Trustee*                  Thomas J. Adams, III
                                                     Vice President

        Nathan Shapiro, Trustee*                        CUSTODIAN
                                                       Bankers Trust
                                                   One Bankers Trust Place
                                                  New York, New York 10001
                ADVISORS
       The Chicago Trust Company                      LEGAL COUNSEL
         171 North Clark Street                Sonnenschein Nath & Rosenthal
      Chicago, Illinois 60601-3294                   8000 Sears Tower
                                                 Chicago, Illinois 60606
        Montag & Caldwell, Inc.
     1100 Atlanta Financial Center                     AUDITOR
        3343 Peachtree Road, NE                   KPMG Peat Marwick LLP
         Atlanta, GA 30326-1450                   303 East Wacker Drive
                                                 Chicago, Illinois 60601
          SHAREOWNER SERVICES
First Data Investor Services Group, Inc.
          4400 Computer Drive
         Westborough, MA 01581

              DISTRIBUTOR
     First Data Distributors, Inc.
          4400 Computer Drive
         Westborough, MA 01581





         *Unaffiliated Trustees

                 Distributed by First Data Distributors, Inc.
                              4400 Computer Drive
                       Westborough, Massachusetts 01581

This report is submitted for general information of the shareowners of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.







                            Semi-Annual Period Ended
                                 April 30, 1998

                        SEMI-ANNUAL REPORT TO SHAREOWNERS





                                    APRIL 30, 1998


                                        SEMI-
                                        ANNUAL
                                        REPORT


                            MONTAG & CALDWELL GROWTH FUND
                          CHICAGO TRUST GROWTH & INCOME FUND
                               CHICAGO TRUST TALON FUND
                             CHICAGO TRUST BALANCED FUND
                           MONTAG & CALDWELL BALANCED FUND
                               CHICAGO TRUST BOND FUND
                          CHICAGO TRUST MUNICIPAL BOND FUND
                           CHICAGO TRUST MONEY MARKET FUND


                               [LOGO]  ALLEGHANY FUNDS

                                 MANAGING YOUR MONEY
                            THROUGH PRINCIPLES THAT ENDURE

     CORPORATE PROFITS? MERGERS AND ACQUISITIONS? POLITICS? ATTRACTIVE VALUATIONS? THERE ARE NUMEROUS GOOD REASONS FOR CHOOSING VARIOUS INVESTMENT OPPORTUNITIES - AND AT ALLEGHANY FUNDS, OUR PORTFOLIO MANAGERS FOLLOW BOTH THE FUNDS' STATED OBJECTIVES AND THEIR INDIVIDUAL CULTIVATED PREFERENCES. YET AS A GROUP, WE BELIEVE OUR MANAGERS ARE OF LIKE MINDS WHEN IT COMES TO FOLLOWING TIME-HONORED INVESTMENT PRINCIPLES. SIMPLY PUT, THEY MAKE THEIR SELECTIONS BASED ON SUBSTANCE, NOT FADS.
     TO ILLUSTRATE THIS, WE RECENTLY POLLED OUR PORTFOLIO MANAGERS TO FIND OUT WHAT THEY WILL LOOK FOR (IN ADDITION TO THE CUSTOMARY QUALITATIVE AND QUANTITATIVE ANALYSIS) FOR THEIR PORTFOLIO SELECTIONS DURING THE SECOND HALF OF 1998. AS WE EXPECTED, THEY WERE IN CLOSE AGREEMENT THAT THE FOLLOWING FIVE TRAITS ARE MOST IMPORTANT:

1.   PRICE (NOT TO MENTION PRICE, PRICE, PRICE AND PRICE) REMAINS A KEY FACTOR.

2.   EXPECTED RETURNS ARE CRUCIAL SHOULD INTEREST RATES CHANGE.

3. GOOD DIVERSIFICATION IS MORE IMPORTANT THAN EVER IN AN INCREASINGLY VOLATILE MARKET.

4.   THE ABILITY TO ACHIEVE CONSISTENT EARNINGS GROWTH SHOULD BE EMPHASIZED.

5. IT'S WISE TO INCLUDE SECURITIES THAT REDUCE THE VOLATILITY OF THE PORTFOLIO ITSELF.


          TABLE OF CONTENTS
--------------------------------------------------------------------------------
      1   Letter from the Chairman
      2   Summary Information
          Schedule of Investments:
      4        Montag & Caldwell Growth Fund
      5        Chicago Trust Growth & Income Fund
      6        Chicago Trust Talon Fund
      7        Chicago Trust Balanced Fund
     11        Montag & Caldwell Balanced Fund
     14        Chicago Trust Bond Fund
     17        Chicago Trust Municipal Bond Fund
     20        Chicago Trust Money Market Fund
     22   Statement of Assets and Liabilities
     24   Statement of Operations
     26   Statement of Changes in Net Assets
     30   Financial Highlights
     39   Notes to Financial Statements


                               [LOGO]  ALLEGHANY FUNDS

                            GUIDE TO SHAREHOLDER BENEFITS


We're delighted to offer all Alleghany Funds shareowners a full assortment of special features and convenient options. To receive more information about any of these benefits, simply call an Investor Services Representative Monday - Friday, 9 am - 7 pm E.S.T.


                          THE EASY WAY TO GROW YOUR ACCOUNT:
                        START AN AUTOMATIC INVESTMENT PLAN(1)

     Systematic investing is an easy, effortless way to help reach any investment goal. Simply choose a fixed amount, and we'll automatically deduct it from your checking or savings account on a regular schedule - every month, for example - and invest it in your Alleghany Funds account. The service is free, and the minimum initial investment is $50.

                             COMPOUND YOUR EARNINGS WITH
                           AUTOMATIC DIVIDEND REINVESTMENT

     By automatically reinvesting your dividends into your Alleghany Funds account, your profits can mount. Monthly and quarterly dividends, and annual capital gain distributions, are reinvested at no charge.


                          FREE, FLEXIBLE EXCHANGE PRIVILEGES

     As your personal needs change, so can your Alleghany Funds investment. Transfers between our funds are free of charge, and it only takes a telephone call.

                           LOW MINIMUM INITIAL INVESTMENTS

     The minimum initial investment for all Alleghany Funds is just $2,500 ($500 for IRAs). And subsequent investments can be as low as $50.

                        FREE CHECK WRITING SERVICES AVAILABLE

     If you are an investor of the Chicago Trust Money Market Fund, you can take advantage of free check writing privileges. The minimum amount for each check is $500.

                             CONVENIENT INVESTOR WEBSITE:
                         www.alleghanyfunds.chicago-trust.com

     Now you can access account balances, obtain fund information and make transactions online - 24 hours a day, in complete security. And we're among the just 10% of mutual fund companies who provide these capabilities.



                             FUND PERFORMANCE INFORMATION
                             IS AVAILABLE 24 HOURS A DAY

                                    1-800-992-8151


(1) Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares during periods of high and low prices.

Dear Shareowner,

Our portfolio managers' perspectives on securities markets are not always uniform. However, there is one constant -- they stick to their investment disciplines. While it is difficult to sustain consistent long-term investment performance, it may only occur if we continue to do those things that have brought us success over the life of our funds.

We view these semi-annual reports as an opportunity to provide you with our report card. I am therefore pleased to inform you that your funds are growing. On May Day (May 1, 1998), one day after the end of our semi-annual reporting period, our assets under management topped $2.5 billion! Not bad for a group that had less than $700 million under management on December 31, 1995. We are not foolish enough to ignore the fact that a lot of this growth has come from a raging bull market in equities, but a significant amount has come from new shareowners entrusting us with their assets. We welcome new shareowners to our fund family, and we will do all that we can to help all of you reach your financial goals.

Our investment performance continues to be strong, with most of our funds showing very good results for the three years ended April 30, 1998. As managers, we like to take stock of our record on a rolling three-year basis. We believe that one year is too short a period to reach any valid conclusion about investment capability, but after three years, some reasonable judgments can be made.

                                           M&C         CT GROWTH                         M&C                         CT MONEY
                                          GROWTH        & INCOME       CT TALON        BALANCED       CT BOND         MARKET
                                 -------------------------------------------------------------------------------------------------
      Total Return For 3 Years
                Ended 4/30/98*             151.76%        127.38%        98.03%         93.94%         28.18%         16.60%

            Rank Among Similar         19 out of 536  33 out of 430  69 out of 160   6 out of 248  45 out of 159  45 out of 251
            Funds (Lipper) For         Growth Funds      Growth &       Mid Cap        Balanced     Interm. Inv.   Money Market
        3 Years Ended 4/30/98*                         Income Funds      Funds           Funds      Grade Bond         Funds
                                                                                                        Funds

       Total Return For 1 Year
                 Ended 4/30/98            43.88%          39.86%          25.89%         30.54%         10.35%          5.29%

            Rank Among Similar        224 out of 860  164 out of 647  269 out of 275  47 out of 360  67 out of 210   55 out of 305
            Funds (Lipper) For         Growth Funds      Growth &        Mid Cap        Balanced      Interm. Inv.    Money Market
         1 Year Ended 4/30/98*                         Income Funds       Funds           Funds        Grade Bond         Funds
                                                                                                         Funds

          Average Annual Total
      Return Since (Inception)            33.88%          23.90%          23.32%         23.65%          6.57%          4.96%
                 as of 4/30/98           (11/2/94)      (12/13/93)      (9/19/94)      (11/2/94)      (12/13/93)      (12/14/93)

We are proud of this record and hope you too are pleased with your investments. Thank you for your confidence in the Alleghany Funds. Please visit our website at www.alleghanyfunds.chicago-trust.com

Sincerely,


Stuart D. Bilton
Chairman and Chief Executive Officer

--------------------------
The performance data quoted represents past performance and is no guarantee of future performance.
* Lipper Analytical Services, Inc. (Lipper) is the source of the rankings, which are based on total return fund performance for the one year ended April 30, 1998, and three years ended April 30, 1998, for funds of similar investment objectives. The Lipper rankings listed include all classes of multiple-class funds. Certain expenses for all of the ranked Alleghany Funds were subsidized (by the Chicago Trust Company and Montag & Caldwell, Inc.) during the ranking period for the one year ended April 30, 1998, and three years ended April 30, 1998.

The Alleghany Funds are no-load mutual funds distributed by First Data Distributors, Inc., Westborough, MA 01581. This is not an offer to sell or a solicitation of an offer to buy shares of any of the Funds described. Investment return and principal value of an investment will fluctuate so that an Investor's shares, when redeemed, may be worth more or less than their original cost. This information must be accompanied or preceded by a prospectus.

ALLEGHANY FUNDS -- SUMMARY INFORMATION
PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                       MONTAG & CALDWELL GROWTH FUND
                     CLASS N (RETAIL)    CLASS I (INSTITUTIONAL)             CHICAGO TRUST GROWTH & INCOME FUND
                    ---------------------------------------------       --------------------------------------------
Total Returns:
6 Months                  20.79%                20.99%                                  22.76%
1 Year                    43.88%                44.36%                                  39.86%

Three Year
Average Annual              N/A                   N/A                                   31.50%


Average Annual
Since Inception           33.88%                37.03%                                  23.90%

Value of $10,000          $27,690               $17,814                                 $25,536
from Inception
Date                      11/2/94               6/28/96                                12/13/93
                    ---------------------------------------------      --------------------------------------------

TOP TEN HOLDINGS    as of April 30, 1998
                    ---------------------------------------------      --------------------------------------------
  Company and       Eli Lilly & Co.                         4.70%      Illinois Tool Works, Inc.              4.02%
% of Total Net      Coca-Cola Co.                           4.65%      EMC Corp.                              3.64%
    Assets          Gillette Co.                            4.53%      General Electric Co.                   3.62%
                    Procter & Gamble Co.                    4.52%      Sysco Corp.                            3.55%
                    Bristol-Myers Squibb Co.                4.51%      Pfizer, Inc.                           3.52%
                    Johnson & Johnson                       4.45%      Tellabs, Inc.                          3.38%
                    Schlumberger, Ltd.                      4.20%      Health Management Associates, Inc.     3.28%
                    McDonald's Corp.                        4.09%      AlliedSignal, Inc.                     3.26%
                    Walt Disney Co.                         4.06%      Paychex, Inc.                          3.16%
                    Boston Scientific Corp.                 3.72%      American International Group, Inc.     3.12%
                    ---------------------------------------------      --------------------------------------------
                             CHICAGO TRUST TALON FUND                           CHICAGO TRUST BALANCED FUND
                    ---------------------------------------------      --------------------------------------------
Total Returns:
6 Months                             3.58%                                               14.99%
1 Year                              25.89%                                               28.63%
Three Year
Average Annual                      25.58%                                                N/A


Average Annual
Since Inception                     23.32%                                               20.78%

Value of $10,000                   $21,320                                              $16,362
from Inception
Date                               9/19/94                                              9/21/95
                    ---------------------------------------------      ---------------------------------------------
TOP TEN HOLDINGS    as of April 30, 1998
                    ---------------------------------------------      ---------------------------------------------
  Company and       Cerner Corp.                            6.04%      Paychex, Inc.                           2.27%
% of Total Net      Columbia HCA Healthcare Corp.           5.92%      General Electric Co.                    2.18%
    Assets          Mylan Laboratories, Inc.                5.31%      American International Group, Inc.      2.14%
                    U.S. Treasury Bill, 4.680%, 05/14/98    4.89%      Tellabs, Inc.                           2.14%
                    Vitalink Pharmacy Services, Inc.        4.74%      Illinois Tool Works, Inc.               2.13%
                    R.R. Donnelley & Sons Co.               4.60%      Pfizer, Inc.                            2.12%
                    Capital Trust, Class A                  4.59%      Microsoft Corp.                         2.10%
                    Starbucks Corp.                         4.40%      Health Management Associates, Inc.,
                    Danielson Holdings Corp.                4.05%          Class A                             2.05%
                    St. Paul Bancorp, Inc.                  3.93%      Cisco Systems, Inc.                     2.04%
                                                                       Norwest Corp.                           2.03%
                    ---------------------------------------------      ---------------------------------------------

ALLEGHANY FUNDS -- SUMMARY INFORMATION
PERFORMANCE FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                        MONTAG & CALDWELL BALANCED FUND                        CHICAGO TRUST BOND FUND
                    -------------------------------------------        ---------------------------------------------
Total Returns:
6 Months                           13.34%                                              3.23%
1 Year                             30.54%                                             10.35%

Three Year
Average Annual                     24.71%                                              8.63%


Average Annual
Since Inception                    23.65%                                              6.57%

Value of $10,000                  $20,979                                             $13,211
from Inception
Date                              11/2/94                                             12/13/93
                    ---------------------------------------------      -----------------------------------------------

TOP TEN HOLDINGS    as of April 30, 1998
                    ---------------------------------------------      -----------------------------------------------
  Company and       Eli Lilly & Co.                         2.99%      U.S. Treasury Note, 6.370%, 08/15/02    3.26%
% of Total Net      Gillette Co.                            2.85%      Merrill Lynch & Co., Inc., 7.000%,
    Assets          Coca-Cola Co.                           2.82%           04/27/08                           2.59%
                    Bristol-Myers Squibb Co.                2.77%      U.S. Treasury Note, 7.250%, 05/15/04    2.28%
                    Walt Disney Co.                         2.76%      U.S. Treasury Note, 6.250%, 10/31/01    2.16%
                    Procter & Gamble Co.                    2.74%      Metropolitan Life
                    Johnson & Johnson                       2.71%           Insurance Co.  6.300%, 11/01/03    2.11%
                    McDonald's Corp.                        2.66%      Countrywide Home
                    U.S. Treasury Note, 6.500%, 10/15/06    2.63%           Loans, CMO  6.750%, 04/25/28       2.06%
                    U.S. Treasury Note, 6.250%, 02/15/07    2.59%      U.S. Treasury Bond, 7.125%, 02/15/23    2.01%
                                                                       Chilgener S.A. Yankee
                                                                            (Chile), 6.500%, 01/15/06          2.00%
                                                                       U.S. Treasury Note, 7.875%, 08/15/01    1.88%
                                                                       HSBC America Capital II, 8.380%,
                                                                            05/15/27                           1.85%
                    ---------------------------------------------      ------------------------------------------------

                                               CHICAGO TRUST MUNICIPAL BOND FUND
Total Returns:
                    ---------------------------------------------------------------------------------------------------
6 Months                                                      1.70%
1 Year                                                        5.98%

Three Year
Average Annual                                                5.12%


Average Annual
Since Inception                                               4.00%

Value of $10,000                                             $11,871
from Inception
Date                                                        12/13/93
                    ---------------------------------------------------------------------------------------------------
TOP TEN HOLDINGS    as of April 30, 1998
                    ---------------------------------------------------------------------------------------------------
  Company and       King County, Washington, Series A,                 Arlington Independent School District,
% of Total Net        G.O., 5.800%, 01/01/04                    3.94%    Texas, Refunding, G.O., 5.400%,02/15/99  2.95%
    Assets          Salt River Project Electric System Revenue,        Mohave County, AZ, IDA, 6.000%, 07/01/00   2.83%
                      AZ, Refunding, Series A, 5.500%, 01/01/05 3.69%  State of New Jersey Transportation Trust
                    Texas State Water Development Board, G.O.            Fund Revenue, 5.200%, 12/15/00           2.80%
                      Escrowed to Maturity, 5.000%, 08/01/99    3.55%  Tulsa, Oklahoma Metropolitan Utility
                    Commonwealth of Puerto Rico, Series A, G.O.          Authority Revenue, 5.500%, 07/01/00      2.80%
                      6.500%, 07/01/03                          3.42%  Tooele County, Utah, Hazardous Waste
                    Clark County, Nevada School District, G.O.           Treatment Revenue, 5.700%, 11/01/26      2.71%
                      6.400%, 06/15/06                          3.00%
                    ---------------------------------------------------------------------------------------------------

ALLEGHANY FUNDS
MONTAG & CALDWELL GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 96.96%
              BUSINESS SERVICES - 1.78%
     550,000  Manpower, Inc. . . . . . . . . . . . . . . . . . $     24,234,375
                                                               ----------------

              CONSUMER NON-DURABLES - 14.85%
     535,000  Gillette Co. . . . . . . . . . . . . . . . . . .       61,759,062
     530,000  Interpublic Group Of Companies, Inc. . . . . . .       33,853,750
   1,175,000  Mattel, Inc. . . . . . . . . . . . . . . . . . .       45,017,187
     750,000  Procter & Gamble Co. . . . . . . . . . . . . . .       61,640,625
                                                               ----------------
                                                                    202,270,624
                                                               ----------------

              ELECTRICAL - 2.97%
     475,000  General Electric Co. . . . . . . . . . . . . . .       40,434,375
                                                               ----------------

              ENERGY - 6.13%
     650,000  Baker Hughes, Inc. . . . . . . . . . . . . . . .       26,325,000
     690,000  Schlumberger, Ltd. . . . . . . . . . . . . . . .       57,183,750
                                                               ----------------
                                                                     83,508,750
                                                               ----------------

              ENTERTAINMENT AND LEISURE - 4.06%
     445,000  Walt Disney Co.  . . . . . . . . . . . . . . . .       55,319,063
                                                               ----------------

              FINANCE - 6.41%
     430,000  American Express Co. . . . . . . . . . . . . . .       43,860,000
     330,000  American International Group, Inc. . . . . . . .       43,415,625
                                                               ----------------
                                                                     87,275,625
                                                               ----------------

              FOOD AND BEVERAGE - 4.77%
     835,000  Coca-Cola Co.. . . . . . . . . . . . . . . . . .       63,355,625
      43,000  Pioneer Hi-Bred International, Inc.  . . . . . .        1,623,250
                                                               ----------------
                                                                     64,978,875
                                                               ----------------

              HEALTH CARE SERVICES - 7.80%
     850,000  Johnson & Johnson. . . . . . . . . . . . . . . .       60,668,750
     401,000  Pfizer, Inc. . . . . . . . . . . . . . . . . . .       45,638,813
                                                               ----------------
                                                                    106,307,563
                                                               ----------------

              LODGING - 2.32%
     540,000  Marriott International, Inc. . . . . . . . . . .       17,820,000
     432,400  Marriott International, Inc., Class A. . . . . .       13,836,800
                                                               ----------------
                                                                     31,656,800
                                                               ----------------

              MEDICAL SUPPLIES - 3.38%
     875,000  Medtronic, Inc.  . . . . . . . . . . . . . . . .       46,046,875
                                                               ----------------

              PHARMACEUTICALS - 12.21%
     580,000  Bristol-Myers Squibb Co. . . . . . . . . . . . .       61,407,500
     920,000  Eli Lilly & Co.  . . . . . . . . . . . . . . . .       63,997,500
     340,000  Merck & Co., Inc.  . . . . . . . . . . . . . . .       40,970,000
                                                               ----------------
                                                                    166,375,000
                                                               ----------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              RESTAURANTS - 5.62%
     400,000  Cracker Barrell Old Country Store, Inc.  . . . . $     14,700,000
   1,000,000  McDonald's Corp. . . . . . . . . . . . . . . . .       61,875,000
                                                               ----------------
                                                                     76,575,000
                                                               ----------------

              RETAIL - 6.44%
     825,000  Gap, Inc.  . . . . . . . . . . . . . . . . . . .       42,435,938
     650,000  Home Depot, Inc. . . . . . . . . . . . . . . . .       45,256,250
                                                               ----------------
                                                                     87,692,188
                                                               ----------------

              TECHNOLOGY - 15.29%
     700,000  Boston Scientific Corp.* . . . . . . . . . . . .       50,618,750
     590,000  Cisco Systems, Inc.* . . . . . . . . . . . . . .       43,217,500
     550,000  Electronic Arts, Inc.* . . . . . . . . . . . . .       25,437,500
      70,000  Hewlett-Packard Co.  . . . . . . . . . . . . . .        5,271,875
     159,100  Intel Corp.. . . . . . . . . . . . . . . . . . .       12,857,269
     442,600  Microsoft Corp.* . . . . . . . . . . . . . . . .       39,889,325
     700,000  Solectron Corp.* . . . . . . . . . . . . . . . .       31,018,750
                                                               ----------------
                                                                    208,310,969
                                                               ----------------

              TELECOMMUNICATIONS - 2.93%
     775,500  Ericsson (LM) Telefonaktiebolaget, ADR
              Class B, Series 10 . . . . . . . . . . . . . . .       39,889,781
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .    1,320,875,863
              (Cost $996,809,509)                              ----------------

INVESTMENT COMPANIES - 4.24%
  49,121,510  Bankers Trust Institutional
              Cash Management Fund . . . . . . . . . . . . . .       49,121,510
   8,603,387  Bankers Trust Institutional
              Treasury Money Fund. . . . . . . . . . . . . . .        8,603,387
                                                               ----------------

              TOTAL INVESTMENT COMPANIES . . . . . . . . . . .       57,724,897
              (Cost $57,724,897)                               ----------------

TOTAL INVESTMENTS - 101.20%. . . . . . . . . . . . . . . . . .    1,378,600,760
(Cost $1,054,534,406)**                                        ----------------

LIABILITIES NET OF CASH AND OTHER ASSETS - (1.20%) . . . . . .      (16,332,286)
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $  1,362,268,474
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $1,054,534,406.

          Gross unrealized appreciation       $  327,662,730
          Gross unrealized (depreciation)         (3,596,376)
                                              --------------
          Net unrealized appreciation         $  324,066,354
                                              --------------
                                              --------------
ADR       American Depositary Receipt


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 97.58%
              BUSINESS SERVICES - 3.16%
     206,000  Paychex, Inc.  . . . . . . . . . . . . . . . . . $     11,188,375
                                                               ----------------

              CAPITAL GOODS - 6.16%
     264,000  AlliedSignal, Inc. . . . . . . . . . . . . . . .       11,566,500
     214,000  Pitney Bowes, Inc. . . . . . . . . . . . . . . .       10,272,000
                                                               ----------------
                                                                     21,838,500
                                                               ----------------

              CHEMICALS - 2.39%
     168,000  Praxair, Inc.  . . . . . . . . . . . . . . . . .        8,452,500
                                                               ----------------

              CONSUMER DURABLES - 6.82%
     202,000  Illinois Tool Works, Inc.  . . . . . . . . . . .       14,241,000
     167,000  Johnson Controls, Inc. . . . . . . . . . . . . .        9,915,625
                                                               ----------------
                                                                     24,156,625
                                                               ----------------

              CONSUMER NON-DURABLES - 11.67%
     200,200  Cintas Corp. . . . . . . . . . . . . . . . . . .        9,534,525
     124,250  Lancaster Colony Corp. . . . . . . . . . . . . .        4,799,156
     265,000  Mattel, Inc. . . . . . . . . . . . . . . . . . .       10,152,813
     170,100  Newell Co. . . . . . . . . . . . . . . . . . . .        8,217,956
     105,000  Procter & Gamble Co. . . . . . . . . . . . . . .        8,629,687
                                                               ----------------
                                                                     41,334,137
                                                               ----------------

              ELECTRICAL - 3.62%
     150,800  General Electric Co. . . . . . . . . . . . . . .       12,836,850
                                                               ----------------

              ENERGY - 1.59%
      96,000  Smith International, Inc.* . . . . . . . . . . .        5,640,000
                                                               ----------------

              FINANCE - 18.30%
     100,000  AFLAC, Inc.  . . . . . . . . . . . . . . . . . .        6,500,000
      83,975  American International Group, Inc. . . . . . . .       11,047,961
     133,000  Associates First Capital Corp., Class A  . . . .        9,941,750
     216,600  Federal Home Loan Mortgage Corp. . . . . . . . .       10,031,287
     108,000  First Data Corp. . . . . . . . . . . . . . . . .        3,658,500
     205,287  MBNA Corp. . . . . . . . . . . . . . . . . . . .        6,954,097
     221,200  Norwest Corp.  . . . . . . . . . . . . . . . . .        8,778,875
     226,000  Schwab (Charles) Corp. . . . . . . . . . . . . .        7,910,000
                                                               ----------------
                                                                     64,822,470
                                                               ----------------

              FOOD AND BEVERAGE - 4.81%
     163,500  Richfood Holdings, Inc., Class A . . . . . . . .        4,486,031
     528,000  Sysco Corp.  . . . . . . . . . . . . . . . . . .       12,573,000
                                                               ----------------
                                                                     17,059,031
                                                               ----------------

              HEALTH CARE SERVICES - 12.45%
     114,000  Cardinal Health, Inc.  . . . . . . . . . . . . .       10,972,500
     369,375  Health Management
              Associates, Inc., Class A* . . . . . . . . . . .       11,635,313

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              HEALTH CARE SERVICES (CONTINUED)
     264,000  Omnicare, Inc. . . . . . . . . . . . . . . . . . $      9,042,000
     109,600  Pfizer, Inc. . . . . . . . . . . . . . . . . . .       12,473,850
                                                               ----------------
                                                                     44,123,663
                                                               ----------------

              PHARMACEUTICALS - 2.74%
      80,700  Merck & Co., Inc.  . . . . . . . . . . . . . . .        9,724,350
                                                               ----------------

              RETAIL - 3.77%
     102,000  Kohl's Corp.*  . . . . . . . . . . . . . . . . .        4,213,875
     265,000  Walgreen Co. . . . . . . . . . . . . . . . . . .        9,142,500
                                                               ----------------
                                                                     13,356,375
                                                               ----------------

              TECHNOLOGY - 16.72%
     139,600  Cisco Systems, Inc.* . . . . . . . . . . . . . .       10,225,700
     135,000  Computer Associates International, Inc.  . . . .        7,905,938
     127,200  Computer Sciences Corp.* . . . . . . . . . . . .        6,709,800
     279,300  EMC Corp.* . . . . . . . . . . . . . . . . . . .       12,882,713
     177,000  HBO & Co.. . . . . . . . . . . . . . . . . . . .       10,586,812
      64,800  Microsoft Corp.* . . . . . . . . . . . . . . . .        5,840,100
     124,000  Sun Microsystems, Inc.*  . . . . . . . . . . . .        5,107,250
                                                               ----------------
                                                                     59,258,313
                                                               ----------------

              TELECOMMUNICATIONS - 3.38%
     169,000  Tellabs, Inc.* . . . . . . . . . . . . . . . . .       11,977,875
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .      345,769,064
              (Cost $229,357,104)                              ----------------

Par Value
---------

REPURCHASE AGREEMENT - 2.49%
$  8,823,000  First Chicago,
              5.400%, dated 04/30/98 to be repurchased
              on 05/01/98 at $8,824,323
              (Collateralized by U.S. Treasury Note
              6.250%, due 05/31/00;
              Total Par $8,675,000). . . . . . . . . . . . . .        8,823,000
                                                               ----------------

              TOTAL REPURCHASE AGREEMENT . . . . . . . . . . .        8,823,000
              (Cost $8,823,000)                                ----------------

TOTAL INVESTMENTS - 100.07%. . . . . . . . . . . . . . . . . .      354,592,064
                                                               ----------------
(Cost $238,180,104)**
LIABILITIES NET OF CASH AND OTHER ASSETS - (0.07%) . . . . . .         (259,419)
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $    354,332,645
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $238,180,104.

          Gross unrealized appreciation       $  119,070,438
          Gross unrealized (depreciation)         (2,658,478)
                                              --------------
          Net unrealized appreciation         $  116,411,960
                                              --------------
                                              --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST TALON FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 78.77%
              CONSUMER CYCLICAL - 3.54%
      60,000  Circus Circus Enterprises, Inc.* . . . . . . . . $      1,083,750
                                                               ----------------

              CONSUMER STAPLE - 2.44%
      20,000  Philip Morris Cos., Inc. . . . . . . . . . . . .          746,250
                                                               ----------------

              ELECTRICAL - 2.33%
      30,000  Berg Electronics Corp.*. . . . . . . . . . . . .          714,375
                                                               ----------------

              FINANCE - 18.36%
     125,000  Capital Trust, Class A*. . . . . . . . . . . . .        1,406,250
     160,000  Danielson Holdings Corp.*. . . . . . . . . . . .        1,240,000
      48,125  St. Paul Bancorp, Inc. . . . . . . . . . . . . .        1,203,125
      30,000  TIG Holdings, Inc. . . . . . . . . . . . . . . .          721,875
      25,000  Travelers Property Casualty, Class A . . . . . .        1,050,000
                                                               ----------------
                                                                      5,621,250
                                                               ----------------

              HEALTHCARE SERVICES - 5.91%
      55,000  Columbia HCA Healthcare Corp.. . . . . . . . . .        1,811,563
                                                               ----------------

              LODGING - 3.13%
      30,000  Hilton Hotels Corp.  . . . . . . . . . . . . . .          958,125
                                                               ----------------

              PHARMACEUTICALS - 13.51%
      60,000  Mylan Laboratories, Inc. . . . . . . . . . . . .        1,627,500
      65,000  North American Vaccine, Inc.*  . . . . . . . . .        1,056,250
      67,544  Vitalink Pharmacy Services, Inc.*. . . . . . . .        1,452,196
                                                               ----------------
                                                                      4,135,946
                                                               ----------------

              PRINTING AND PUBLISHING - 4.60%
      32,000  R.R. Donnelley & Sons Co.  . . . . . . . . . . .        1,410,000
                                                               ----------------

              REAL ESTATE - 2.88%
      31,000  Equity Office Properties Trust, REIT . . . . . .          881,562
                                                               ----------------

              RESTAURANTS - 6.70%
      28,000  Starbucks Corp.* . . . . . . . . . . . . . . . .        1,347,500
     122,500  Unique Casual Restaurants* . . . . . . . . . . .          704,375
                                                               ----------------
                                                                      2,051,875
                                                               ----------------

              TECHNOLOGY - 12.54%
      62,000  Cerner Corp.*  . . . . . . . . . . . . . . . . .        1,848,375
      40,000  Compaq Computer Corp.. . . . . . . . . . . . . .        1,122,500
     115,000  Robotic Vision Systems, Inc.*. . . . . . . . . .          869,687
                                                               ----------------
                                                                      3,840,562
                                                               ----------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              TELECOMMUNICATIONS - 2.83%
     125,000  Data Broadcasting Corp.* . . . . . . . . . . . . $        867,188
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .       24,122,446
              (Cost $19,840,801)                               ----------------

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 22.70%
              FEDERAL HOME LOAN BANK - 3.22%
$  1,000,000  5.317%, 08/03/98 . . . . . . . . . . . . . . . .          985,970
                                                               ----------------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 3.24%
   1,000,000  5.217%, 06/11/98 . . . . . . . . . . . . . . . .          993,850
                                                               ----------------

              U.S. TREASURY BILLS (A) - 12.97%
   1,500,000  4.680%, 05/14/98 . . . . . . . . . . . . . . . .        1,497,270
   1,000,000  4.827%, 05/28/98 . . . . . . . . . . . . . . . .          996,246
   1,000,000  4.783%, 07/23/98 . . . . . . . . . . . . . . . .          988,840
     500,000  5.012%, 10/15/98 . . . . . . . . . . . . . . . .          488,305
                                                               ----------------
                                                                      3,970,661
                                                               ----------------

              U.S. TREASURY NOTE - 3.27%
   1,000,000  5.250%, 07/31/98 . . . . . . . . . . . . . . . .        1,000,450
                                                               ----------------

              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS . . . . . . . . . . . . .        6,950,931
              (Cost $6,949,249)                                ----------------

Shares
------

INVESTMENT COMPANY - 3.17%
     970,973  Bankers Trust Institutional
              Cash Management Fund . . . . . . . . . . . . . .          970,973
                                                               ----------------

              TOTAL INVESTMENT COMPANY . . . . . . . . . . . .          970,973
              (Cost $970,973)                                  ----------------

TOTAL INVESTMENTS - 104.64%. . . . . . . . . . . . . . . . . .       32,044,350
(Cost $27,761,023)**                                           ----------------

LIABILITIES NET OF CASH AND OTHER ASSETS - (4.64%) . . . . . .       (1,421,301)
                                                               ----------------

NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $     30,623,049
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $27,761,025.

          Gross unrealized appreciation         $  5,319,977
          Gross unrealized (depreciation)         (1,036,650)
                                                ------------
          Net unrealized appreciation           $  4,283,327
                                                ------------
                                                ------------

(A)       Annualized yield at time of purchase
REIT      Real Estate Investment Trust


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 59.56%
              BUSINESS SERVICES - 2.27%
      90,000  Paychex, Inc.  . . . . . . . . . . . . . . . . . $      4,888,125
                                                               ----------------

              CAPITAL GOODS - 3.51%
      90,000  AlliedSignal Corp. . . . . . . . . . . . . . . .        3,943,125
      75,000  Pitney Bowes, Inc. . . . . . . . . . . . . . . .        3,600,000
                                                               ----------------
                                                                      7,543,125
                                                               ----------------

              CHEMICALS - 1.05%
      45,000  Praxair, Inc.  . . . . . . . . . . . . . . . . .        2,264,062
                                                               ----------------

              CONSUMER DURABLES - 3.51%
      65,000  Illinois Tool Works, Inc.  . . . . . . . . . . .        4,582,500
      50,000  Johnson Controls, Inc. . . . . . . . . . . . . .        2,968,750
                                                               ----------------
                                                                      7,551,250
                                                               ----------------

              CONSUMER NON-DURABLES - 7.36%
      85,000  Cintas Corp. . . . . . . . . . . . . . . . . . .        4,048,125
      75,000  Lancaster Colony Corp. . . . . . . . . . . . . .        2,896,875
      60,000  Mattel, Inc. . . . . . . . . . . . . . . . . . .        2,298,750
      75,000  Newell Co. . . . . . . . . . . . . . . . . . . .        3,623,437
      36,000  Procter & Gamble Co. . . . . . . . . . . . . . .        2,958,750
                                                               ----------------
                                                                     15,825,937
                                                               ----------------

              ELECTRICAL - 2.18%
      55,000  General Electric Co. . . . . . . . . . . . . . .        4,681,875
                                                               ----------------

              ENERGY - 1.09%
      40,000  Smith International, Inc.* . . . . . . . . . . .        2,350,000
                                                               ----------------

              FINANCE - 12.18%
      40,000  AFLAC, Inc.  . . . . . . . . . . . . . . . . . .        2,600,000
      35,000  American International Group, Inc. . . . . . . .        4,604,687
      30,000  Associates First Capital Corp., Class A  . . . .        2,242,500
      90,000  Federal Home Loan Mortgage Corp. . . . . . . . .        4,168,125
      50,000  First Data Corp. . . . . . . . . . . . . . . . .        1,693,750
     110,000  MBNA Corp. . . . . . . . . . . . . . . . . . . .        3,726,250
     110,000  Norwest Corp.  . . . . . . . . . . . . . . . . .        4,365,625
      80,000  Schwab (Charles) Corp. . . . . . . . . . . . . .        2,800,000
                                                               ----------------
                                                                     26,200,937
                                                               ----------------

              FOOD AND BEVERAGE - 2.35%
      45,000  Richfood Holdings, Inc., Class A . . . . . . . .        1,234,687
     160,000  Sysco Corp.  . . . . . . . . . . . . . . . . . .        3,810,000
                                                               ----------------
                                                                      5,044,687
                                                               ----------------

              HEALTH CARE SERVICES - 7.33%
      35,000  Cardinal Health, Inc.  . . . . . . . . . . . . .        3,368,750
     140,000  Health Management
              Associates, Inc., Class A* . . . . . . . . . . .        4,410,000

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              HEALTH CARE SERVICES (CONTINUED)
     100,000  Omnicare, Inc. . . . . . . . . . . . . . . . . . $      3,425,000
      40,000  Pfizer, Inc. . . . . . . . . . . . . . . . . . .        4,552,500
                                                               ----------------
                                                                     15,756,250
                                                               ----------------

              PHARMACEUTICALS - 1.68%
      30,000  Merck & Co., Inc.  . . . . . . . . . . . . . . .        3,615,000
                                                               ----------------

              RETAIL - 2.57%
      50,000  Kohl's Corp.*  . . . . . . . . . . . . . . . . .        2,065,625
     100,000  Walgreen Co. . . . . . . . . . . . . . . . . . .        3,450,000
                                                               ----------------
                                                                      5,515,625
                                                               ----------------

              TECHNOLOGY - 10.34%
      60,000  Cisco Systems, Inc.* . . . . . . . . . . . . . .        4,395,000
      35,000  Computer Associates International, Inc.  . . . .        2,049,687
      50,000  Computer Sciences Corp.* . . . . . . . . . . . .        2,637,500
      85,000  EMC Corp.* . . . . . . . . . . . . . . . . . . .        3,920,625
      55,000  HBO & Co.. . . . . . . . . . . . . . . . . . . .        3,289,687
      50,000  Microsoft Corp.* . . . . . . . . . . . . . . . .        4,506,250
      35,000  Sun Microsystems, Inc.*  . . . . . . . . . . . .        1,441,562
                                                               ----------------
                                                                     22,240,311
                                                               ----------------

              TELECOMMUNICATIONS - 2.14%
      65,000  Tellabs, Inc.* . . . . . . . . . . . . . . . . .        4,606,875
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .      128,084,059
              (Cost $80,206,668)                               ----------------

Par Value
---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 18.10%
              U.S. TREASURY NOTES - 7.37%
$  1,500,000  9.000%, 05/15/98 . . . . . . . . . . . . . . . .        1,502,580
   2,000,000  5.500%, 02/28/99 . . . . . . . . . . . . . . . .        2,000,300
   2,000,000  7.125%, 02/29/00 . . . . . . . . . . . . . . . .        2,053,100
   2,000,000  7.875%, 08/15/01 . . . . . . . . . . . . . . . .        2,132,200
   2,000,000  6.375%, 08/15/02 . . . . . . . . . . . . . . . .        2,052,800
   2,000,000  5.750%, 08/15/03 . . . . . . . . . . . . . . . .        2,007,920
   2,000,000  5.875%, 02/15/04 . . . . . . . . . . . . . . . .        2,018,780
   2,000,000  6.500%, 08/15/05 . . . . . . . . . . . . . . . .        2,088,060
                                                               ----------------
                                                                     15,855,740
                                                               ----------------

              U.S. TREASURY BONDS - 1.51%
   1,500,000  7.125%, 02/15/23 . . . . . . . . . . . . . . . .        1,707,600
   1,500,000  6.250%, 08/15/23 . . . . . . . . . . . . . . . .        1,542,345
                                                               ----------------
                                                                      3,249,945
                                                               ----------------

              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 2.49%
     350,717  5.500%, 08/15/04 . . . . . . . . . . . . . . . .          350,082
   1,000,000  5.850%, 02/21/06 . . . . . . . . . . . . . . . .          988,810


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              FEDERAL HOME LOAN
              MORTGAGE CORPORATION (CONTINUED)
$  1,000,000  6.500%, 09/15/07 . . . . . . . . . . . . . . . . $      1,016,750
     495,164  7.500%, 04/01/08 . . . . . . . . . . . . . . . .          510,019
     954,908  6.500%, 06/01/09 . . . . . . . . . . . . . . . .          960,275
     544,580  7.000%, 07/01/13 . . . . . . . . . . . . . . . .          551,556
     198,726  7.000%, 11/15/13, IO . . . . . . . . . . . . . .              976
   1,000,000  6.000%, 12/15/23 . . . . . . . . . . . . . . . .          970,490
                                                               ----------------
                                                                      5,348,958
                                                               ----------------
              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 2.99%
   2,000,000  5.625%, 03/15/01 . . . . . . . . . . . . . . . .        1,992,760
     746,989  6.900%, 12/25/03, CMO. . . . . . . . . . . . . .          756,379
   1,403,207  7.000%, 01/01/13 . . . . . . . . . . . . . . . .        1,429,518
     990,089  7.000%, 03/01/13 . . . . . . . . . . . . . . . .        1,008,653
     773,371  7.000%, 07/25/17, CMO, IO. . . . . . . . . . . .           56,181
     443,830  9.000%, 05/01/25 . . . . . . . . . . . . . . . .          469,625
     718,184  6.500%, 02/01/28 . . . . . . . . . . . . . . . .          711,226
                                                               ----------------
                                                                      6,424,342
                                                               ----------------

              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 3.74%
     429,655  7.000%, 06/15/08 . . . . . . . . . . . . . . . .          439,859
     573,582  8.000%, 03/15/17 . . . . . . . . . . . . . . . .          595,625
     806,042  8.000%, 06/15/17 . . . . . . . . . . . . . . . .          837,018
   1,568,161  7.000%, 09/15/23 . . . . . . . . . . . . . . . .        1,587,763
     734,497  7.000%, 10/15/23 . . . . . . . . . . . . . . . .          743,679
   1,004,766  7.000%, 10/15/23 . . . . . . . . . . . . . . . .        1,017,325
   1,387,579  6.500%, 03/15/26 . . . . . . . . . . . . . . . .        1,375,868
     474,370  7.500%, 06/15/27 . . . . . . . . . . . . . . . .          487,709
     961,802  6.500%, 08/15/27 . . . . . . . . . . . . . . . .          954,887
                                                               ----------------
                                                                      8,039,733
                                                               ----------------

              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS . . . . . . . . . . . . .       38,918,718
              (Cost $38,280,783)                               ----------------


CORPORATE NOTES AND BONDS - 15.87%
              CABLE TELEVISION - 0.38%
     700,000  Continental Cablevision, Debenture
              9.500%, 08/01/13 . . . . . . . . . . . . . . . .          815,500
                                                               ----------------
              ENERGY - 1.30%
   1,700,000  Ashland, Inc.
              6.625%, 02/15/08 (A) . . . . . . . . . . . . . .        1,696,000
     375,000  Petroliam Nasional Berhad
              7.125%, 10/18/06 (A) . . . . . . . . . . . . . .          351,094
     750,000  Williams Co., Inc.
              5.950%, 02/15/00 (A) . . . . . . . . . . . . . .          739,688
                                                               ----------------
                                                                      2,786,782
                                                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              FINANCE - 8.79%
$  1,000,000  Advanta Corp., MTN
              7.000%, 05/01/01 . . . . . . . . . . . . . . . . $        923,750
     650,000  Associates Corp. NA
              6.375%, 08/15/98 . . . . . . . . . . . . . . . .          650,767
     750,000  Chelsea GCA Realty Partnership, REIT
              7.250%, 10/21/07 . . . . . . . . . . . . . . . .          765,000
   1,000,000  Continental Corp. Notes
              7.250%, 03/01/03 . . . . . . . . . . . . . . . .        1,027,500
     750,000  DR Investment Corp.
              7.450%, 05/15/07 (A) . . . . . . . . . . . . . .          796,875
   1,250,000  Goldman Sachs Group LP
              6.250%, 02/01/03 (A) . . . . . . . . . . . . . .        1,246,875
   1,000,000  HSBC America Capital II
              8.380%, 05/15/27 (A) . . . . . . . . . . . . . .        1,048,750
   1,500,000  Heller Financial, Inc.
              5.625%, 03/15/00 . . . . . . . . . . . . . . . .        1,486,875
   1,000,000  International Bank for Reconstruction &
              Development Notes
              9.770%, 05/27/98 . . . . . . . . . . . . . . . .        1,002,500
   1,000,000  John Deere Capital Corp., Debenture
              8.625%, 08/01/19 . . . . . . . . . . . . . . . .        1,092,500
   1,000,000  Leucadia National Corp.
              Senior Subordinated Notes
              8.250%, 06/15/05 . . . . . . . . . . . . . . . .        1,063,750
     500,000  Leucadia National Corp.
              Senior Subordinated Notes
              7.875%, 10/15/06 . . . . . . . . . . . . . . . .          521,875
   1,500,000  Merrill Lynch & Co., Inc.
              7.000%, 04/27/08 . . . . . . . . . . . . . . . .        1,571,250
   1,500,000  Metropolitan Life Insurance Co.
              6.300%, 11/01/03 (A) . . . . . . . . . . . . . .        1,494,375
     600,000  Olympic Financial Ltd.
              11.500%, 03/15/07. . . . . . . . . . . . . . . .          597,000
   1,000,000  Pacific Mutual Life Insurance Co.
              7.900%, 12/30/23 (A) . . . . . . . . . . . . . .        1,090,000
   1,000,000  Prudential Insurance Co. of America
              8.300%, 07/01/25 (A) . . . . . . . . . . . . . .        1,117,500
     375,000  SB Treasury Co., LLC
              9.400%, 12/29/49 (A) . . . . . . . . . . . . . .          386,719
   1,000,000  Wells Fargo Capital
              7.730%, 12/01/26 (A) . . . . . . . . . . . . . .        1,026,250
                                                               ----------------
                                                                     18,910,111
                                                               ----------------

              FOOD AND BEVERAGE - 0.47%
   1,000,000  Nabisco, Inc.
              6.700%, 06/15/02 . . . . . . . . . . . . . . . .        1,013,750
                                                               ----------------

              HEALTHCARE SERVICES - 0.42%
   1,100,000  Hospital Corp. of America
              Debenture
              8.123%, 06/01/00 (B) . . . . . . . . . . . . . .          911,625
                                                               ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              PRINTING AND PUBLISHING - 0.90%
$  1,000,000  News America Holdings
              7.750%, 02/01/24 . . . . . . . . . . . . . . . . $      1,055,000
     782,000  Time Warner, Inc., Series M
              10.250%, 07/01/16. . . . . . . . . . . . . . . .          876,818
                                                               ----------------
                                                                      1,931,818
                                                               ----------------

              RETAIL - 0.47%
   1,000,000  K-mart Corp., Debenture
              7.950%, 02/01/23 . . . . . . . . . . . . . . . .        1,005,000
                                                               ----------------

              TRANSPORTATION - 0.21%
     413,123  Delta Air Lines, Inc.
              Equipment Trust, Series 1992A
              8.540%, 01/02/07 . . . . . . . . . . . . . . . .          445,380
                                                               ----------------

              UTILITIES - 2.93%
   1,000,000  CalEnergy Co., Inc.
              7.630%, 10/15/07 . . . . . . . . . . . . . . . .        1,002,500
   1,000,000  Commonwealth Edison Co., First Mortgage
              7.750%, 07/15/23 . . . . . . . . . . . . . . . .        1,027,500
   1,000,000  Gulf States Utilities, First Mortgage, Series A
              8.250%, 04/01/04 . . . . . . . . . . . . . . . .        1,077,500
   1,000,000  Long Island Lighting Co., Debenture
              9.000%, 11/01/22 . . . . . . . . . . . . . . . .        1,137,500
   1,000,000  Niagra Mohawk Power, First Mortgage
              8.000%, 06/01/04 . . . . . . . . . . . . . . . .        1,067,500
   1,000,000  Philadelphia Electric Co., First Mortgage
              5.625%, 11/01/01 . . . . . . . . . . . . . . . .          986,250
                                                               ----------------
                                                                      6,298,750
                                                               ----------------

              TOTAL CORPORATE NOTES AND BONDS. . . . . . . . .       34,118,716
              (Cost $33,224,995)                               ----------------


                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
YANKEE BONDS - 1.80%
$  1,750,000  Chilgener S.A. Yankee (Chile)
              6.500%, 01/15/06 . . . . . . . . . . . . . . . . $      1,655,938
     943,503  Province of Mendoza
              Collateral Oil Royalty Note
              10.000%, 07/25/02 (A). . . . . . . . . . . . . .          974,534
   1,250,000  Skandinaviska Enskilda, Subordinated Notes
              6.625%, 03/29/49 (A) . . . . . . . . . . . . . .        1,250,000
                                                               ----------------


              TOTAL YANKEE BONDS . . . . . . . . . . . . . . .        3,880,472
              (Cost $3,918,272)                                ----------------

GOVERNMENT TRUST CERTIFICATES - 0.38%
      51,490  Greece Trust, Class G-2
              8.000%, 05/15/98 . . . . . . . . . . . . . . . .           51,490
     745,803  Israel Collateral Trust, Class 1-C
              9.250%, 11/15/01 . . . . . . . . . . . . . . . .          770,042
                                                               ----------------

              TOTAL GOVERNMENT TRUST CERTIFICATES. . . . . . .          821,532
              (Cost $867,920)                                  ----------------


ASSET-BACKED SECURITIES - 2.56%
   1,000,000  BA Mortgage Securities, CMO
              7.350%, 07/25/26 . . . . . . . . . . . . . . . .        1,004,688
   1,400,000  Chemical Master Credit Card Trust I, Class A
              5.550%, 09/15/03 . . . . . . . . . . . . . . . .        1,388,002
   1,000,000  Citibank Credit Card Master Trust I, Class A
              6.839%, 02/10/04 . . . . . . . . . . . . . . . .        1,017,840
   1,500,000  Countrywide Home Loans, CMO
              6.750%, 04/25/28 . . . . . . . . . . . . . . . .        1,458,750
     600,000  Midland Realty Acceptance Corp., CMO
              7.475%, 08/25/28 . . . . . . . . . . . . . . . .          630,188
                                                               ----------------

              TOTAL ASSET-BACKED SECURITIES. . . . . . . . . .        5,499,468
              (Cost $5,459,599)                                ----------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
REPURCHASE AGREEMENTS - 1.26%
$  2,446,000  First Chicago,
              5.400%, dated 04/30/98 to be repurchased
              on 05/01/98 at $2,446,367
              (Collateralized by U.S. Treasury Note
              6.250%, due 05/31/00;
              Total Par $2,405,000). . . . . . . . . . . . . . $      2,446,000
     257,000  First Chicago,
              5.400%, dated 04/30/98 to be repurchased
              on 05/01/98 at $257,039
              (Collateralized by U.S. Treasury Note
              6.875%, due 08/31/99;
              Total Par $260,000). . . . . . . . . . . . . . .          257,000
                                                               ----------------

              TOTAL REPURCHASE AGREEMENTS. . . . . . . . . . .        2,703,000
              (Cost $2,703,000)                                ----------------


TOTAL INVESTMENTS - 99.53% . . . . . . . . . . . . . . . . . .      214,025,965
(Cost $164,661,237)**                                          ----------------

NET OTHER ASSETS AND LIABILITIES - 0.47% . . . . . . . . . . .        1,006,936
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . .   $  215,032,901
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $164,661,237.

          Gross unrealized appreciation       $   50,441,633
          Gross unrealized (depreciation)         (1,076,905)
                                              --------------
          Net unrealized appreciation         $   49,364,728
                                              --------------
                                              --------------


(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 1998, these securities amounted to $13,218,660 or 6.15% of net assets.
(B)       Annualized yield at time of purchase
CMO       Collateralized Mortgage Obligation
IO        Interest Only
MTN       Medium Term Note
REIT      Real Estate Investment Trust

PORTFOLIO COMPOSITION (Moody's Ratings)
Common Stock                                        60%
Repurchase Agreement                                 1%
U.S. Government Obligations                         10%
U.S. Government Agency Obligations                   9%
Rated Corporate Notes and Bonds:
Aaa                                                  3%
AA                                                   1%
A                                                    5%
Baa                                                  6%
Ba                                                   4%
B                                                    1%
                                                  -----
                                                   100%
                                                  -----
                                                  -----


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
COMMON STOCKS - 61.18%
              BUSINESS SERVICES - 1.41%
      44,800  Manpower, Inc. . . . . . . . . . . . . . . . . . $      1,974,000
                                                               ----------------

              CONSUMER NON-DURABLES - 9.13%
      34,500  Gillette Co. . . . . . . . . . . . . . . . . . .        3,982,594
      29,400  Interpublic Group Of Companies, Inc. . . . . . .        1,877,925
      80,000  Mattel, Inc. . . . . . . . . . . . . . . . . . .        3,065,000
      46,500  Procter & Gamble Co. . . . . . . . . . . . . . .        3,821,719
                                                               ----------------
                                                                     12,747,238
                                                               ----------------

              ELECTRICAL - 1.98%
      32,500  General Electric Co. . . . . . . . . . . . . . .        2,766,563
                                                               ----------------

              ENERGY - 3.77%
      42,000  Baker Hughes, Inc. . . . . . . . . . . . . . . .        1,701,000
      43,000  Schlumberger, Ltd. . . . . . . . . . . . . . . .        3,563,625
                                                               ----------------
                                                                      5,264,625
                                                               ----------------

              ENTERTAINMENT AND LEISURE - 2.76%
      31,000  Walt Disney Co . . . . . . . . . . . . . . . . .        3,853,688
                                                               ----------------

              FINANCE - 4.05%
      27,000  American Express Co. . . . . . . . . . . . . . .        2,754,000
      22,000  American International Group, Inc. . . . . . . .        2,894,375
                                                               ----------------
                                                                      5,648,375
                                                               ----------------

              FOOD AND BEVERAGE - 2.82%
      52,000  Coca-Cola Co.. . . . . . . . . . . . . . . . . .        3,945,500
                                                               ----------------

              HEALTH CARE SERVICES - 7.82%
      60,000  Eli Lilly & Co.  . . . . . . . . . . . . . . . .        4,173,750
      53,000  Johnson & Johnson. . . . . . . . . . . . . . . .        3,782,875
      26,100  Pfizer, Inc. . . . . . . . . . . . . . . . . . .        2,970,506
                                                               ----------------
                                                                     10,927,131
                                                               ----------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
              LODGING - 1.51%
      32,400  Marriott International, Inc. . . . . . . . . . . $      1,069,200
      32,400  Marriott International, Inc., Class A. . . . . .        1,036,800
                                                               ----------------
                                                                      2,106,000
                                                               ----------------

              MEDICAL SUPPLIES - 2.19%
      58,000  Medtronic, Inc.  . . . . . . . . . . . . . . . .        3,052,250
                                                               ----------------

              PHARMACEUTICALS - 4.66%
      36,500  Bristol-Myers Squibb Co. . . . . . . . . . . . .        3,864,437
      22,000  Merck & Co., Inc.  . . . . . . . . . . . . . . .        2,651,000
                                                               ----------------
                                                                      6,515,437
                                                               ----------------


              RESTAURANTS - 3.85%
      38,700  Cracker Barrell Old Country Store, Inc.  . . . .        1,422,225
      64,000  McDonald's Corp. . . . . . . . . . . . . . . . .        3,960,000
                                                               ----------------
                                                                      5,382,225
                                                               ----------------

              RETAIL - 3.98%
      54,000  Gap, Inc.  . . . . . . . . . . . . . . . . . . .        2,777,625
      40,000  Home Depot, Inc. . . . . . . . . . . . . . . . .        2,785,000
                                                               ----------------
                                                                      5,562,625
                                                               ----------------

              TECHNOLOGY - 9.38%
      43,500  Boston Scientific Corp.* . . . . . . . . . . . .        3,145,593
      36,200  Cisco Systems, Inc.* . . . . . . . . . . . . . .        2,651,650
      39,000  Electronic Arts, Inc.* . . . . . . . . . . . . .        1,803,750
      11,500  Intel Corp . . . . . . . . . . . . . . . . . . .          929,344
      28,100  Microsoft Corp.* . . . . . . . . . . . . . . . .        2,532,513
      46,000  Solectron Corp.* . . . . . . . . . . . . . . . .        2,038,375
                                                               ----------------
                                                                     13,101,225
                                                               ----------------

              TELECOMMUNICATIONS - 1.87%
      50,700  Ericsson (LM) Telefonaktiebolaget, ADR
              Class B, Series 10 . . . . . . . . . . . . . . .        2,607,881
                                                               ----------------

              TOTAL COMMON STOCKS. . . . . . . . . . . . . . .       85,454,763
              (Cost $63,527,739)                               ----------------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 25.66%

              U.S. TREASURY NOTES - 15.12%
$  3,000,000  6.250%, 08/31/00 . . . . . . . . . . . . . . . . $      3,041,760
   3,000,000  6.250%, 04/30/01 . . . . . . . . . . . . . . . .        3,051,450
   3,500,000  6.625%, 04/30/02 . . . . . . . . . . . . . . . .        3,618,020
   3,000,000  5.750%, 08/15/03 . . . . . . . . . . . . . . . .        3,011,880
   1,000,000  7.875%, 11/15/04 . . . . . . . . . . . . . . . .        1,115,560
   3,500,000  6.500%, 10/15/06 . . . . . . . . . . . . . . . .        3,668,875
   3,500,000  6.250%, 02/15/07 . . . . . . . . . . . . . . . .        3,619,000
                                                               ----------------
                                                                     21,126,545
                                                               ----------------

              U.S. TREASURY BONDS - 5.29%
   2,500,000  7.250%, 05/15/16 . . . . . . . . . . . . . . . .        2,841,425
   2,000,000  8.000%, 11/15/21 . . . . . . . . . . . . . . . .        2,486,020
   2,000,000  6.250%, 08/15/23 . . . . . . . . . . . . . . . .        2,056,460
                                                               ----------------
                                                                      7,383,905
                                                               ----------------

              FEDERAL LOAN HOME BANK - 0.36%
     500,000  6.940%, 02/12/04 . . . . . . . . . . . . . . . .          503,200
                                                               ----------------

              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 3.07%
     750,000  6.400%, 12/13/06, Debenture. . . . . . . . . . .          767,858
   1,750,000  6.700%, 01/05/07, Series B . . . . . . . . . . .        1,832,932
     600,000  7.500%, 03/15/07, CMO, Class J . . . . . . . . .          610,368
     175,000  6.000%, 04/15/08, CMO, Class K . . . . . . . . .          174,386
     500,000  6.500%, 07/15/20, CMO, Class F . . . . . . . . .          500,190
     400,000  6.500%, 11/15/20, CMO, Class H . . . . . . . . .          400,580
                                                               ----------------
                                                                      4,286,314
                                                               ----------------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 1.82%
     500,000  7.070%, 03/08/11, MTN. . . . . . . . . . . . . .          500,050
   2,000,000  7.250%, 01/17/21, CMO, REMIC . . . . . . . . . .        2,038,060
                                                               ----------------
                                                                      2,538,110
                                                               ----------------

              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 0.00% (A)
       3,659  8.500%, 06/15/01 . . . . . . . . . . . . . . . .            3,827
       2,379  9.000%, 09/15/08 . . . . . . . . . . . . . . . .            2,548
                                                               ----------------
                                                                          6,375
                                                               ----------------

              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS . . . . . . . . . . . . .       35,844,449
              (Cost $35,767,617)                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
CORPORATE NOTES AND BONDS - 10.35%
              CONSUMER NON-DURABLE - 1.45%
$  2,000,000  NIKE, Inc.
              6.375%, 12/01/03 . . . . . . . . . . . . . . . . $      2,025,000
                                                               ----------------

              FINANCE - 7.04%
   1,500,000  American Express Co., Senior Notes
              6.750%, 06/23/04 . . . . . . . . . . . . . . . .        1,543,125
      55,000  American General Finance Senior Notes
              7.200%, 07/08/99 . . . . . . . . . . . . . . . .           55,756
   2,500,000  Citicorp Subordinated Notes
              7.125%, 05/15/06 . . . . . . . . . . . . . . . .        2,609,375
     500,000  First National Bank Commerce
              Senior Notes, MTN
              6.500%, 01/14/00 . . . . . . . . . . . . . . . .          503,750
     750,000  General Motors Acceptance Corp.
              7.125%, 05/01/03 . . . . . . . . . . . . . . . .          775,313
   1,000,000  Household Finance Corp.
              7.250%, 05/15/06 . . . . . . . . . . . . . . . .        1,052,500
     500,000  Household Finance Corp.
              7.300%, 07/30/12 . . . . . . . . . . . . . . . .          516,875
     285,000  Salomon Inc., Senior Notes
              7.125%, 08/01/99 . . . . . . . . . . . . . . . .          289,343
     500,000  Salomon, Inc.
              7.300%, 05/15/02 . . . . . . . . . . . . . . . .          517,500
   2,000,000  Salomon Smith Barney
              6.250%, 01/15/05 . . . . . . . . . . . . . . . .        1,967,500
                                                               ----------------
                                                                      9,831,037
                                                               ----------------

              RETAIL - 1.86%
     500,000  Penney (J.C.) & Co., Debenture
              9.750%, 06/15/21 . . . . . . . . . . . . . . . .          556,875
   2,000,000  Sears Roebuck Acceptance Corp.
              6.700%, 11/15/06 . . . . . . . . . . . . . . . .        2,040,000
                                                               ----------------
                                                                      2,596,875
                                                               ----------------

              TOTAL CORPORATE NOTES AND BONDS. . . . . . . . .       14,452,912
              (Cost $14,355,292)                               ----------------

ASSET-BACKED SECURITIES - 0.83%
   1,150,000  Chase Auto Owner Trust
              Series 1997-B, Class A3
              6.350%, 02/15/01 . . . . . . . . . . . . . . . .        1,156,963
                                                               ----------------

              TOTAL ASSET-BACKED SECURITIES. . . . . . . . . .        1,156,963
              (Cost $1,150,469)                                ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
MONTAG & CALDWELL BALANCED FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
INVESTMENT COMPANIES - 1.51%
   1,897,563  Bankers Trust Institutional
              Cash Management Fund . . . . . . . . . . . . . . $      1,897,563
     212,220  Bankers Trust Institutional
              Treasury Money Fund. . . . . . . . . . . . . . .          212,220
                                                               ----------------

              TOTAL INVESTMENT COMPANIES . . . . . . . . . . .        2,109,783
              (Cost $2,109,783)                                ----------------

TOTAL INVESTMENTS - 99.53% . . . . . . . . . . . . . . . . . .      139,018,870
(Cost $116,910,900)**                                          ----------------
NET OTHER ASSETS AND LIABILITIES - 0.47% . . . . . . . . . . .          651,636
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $    139,670,506
                                                               ----------------
                                                               ----------------

--------------------

*         Non-income producing security.
**        Aggregate cost for Federal income tax purposes is $116,910,900.

          Gross unrealized appreciation        $  22,531,686
          Gross unrealized (depreciation)           (423,716)
                                               -------------
          Net unrealized appreciation          $  22,107,970
                                               -------------
                                               -------------

(A)       Amount represents less than 0.1%
ADR       American Depositary Receipt
CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note
REMIC     Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION (Moody's Ratings)
Common Stock                                             61%
U.S. Government Obligations                              21%
U.S. Government Agency Obligations                        5%
Investment Company                                        2%
Rated Corporate Notes and Bonds:
Aaa                                                       1%
A                                                        10%
                                                       -----
                                                        100%
                                                       -----
                                                       -----


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ALLEGHANY FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 43.89%

              U.S. TREASURY NOTES - 17.31%
$  1,250,000  5.120%, 11/30/98 . . . . . . . . . . . . . . . . $      1,248,050
   2,500,000  5.500%, 02/28/99 . . . . . . . . . . . . . . . .        2,500,375
   2,500,000  7.120%, 02/29/00 . . . . . . . . . . . . . . . .        2,566,375
   2,500,000  7.875%, 08/15/01 . . . . . . . . . . . . . . . .        2,665,250
   3,000,000  6.250%, 10/31/01 . . . . . . . . . . . . . . . .        3,056,430
   2,000,000  7.500%, 05/15/02 . . . . . . . . . . . . . . . .        2,130,380
   4,500,000  6.370%, 08/15/02 . . . . . . . . . . . . . . . .        4,618,800
   2,500,000  5.750%, 08/15/03 . . . . . . . . . . . . . . . .        2,509,900
   3,000,000  7.250%, 05/15/04 . . . . . . . . . . . . . . . .        3,234,630
                                                               ----------------
                                                                     24,530,190
                                                               ----------------

              U.S. TREASURY BONDS - 3.82%
   2,500,000  7.125%, 02/15/23 . . . . . . . . . . . . . . . .        2,846,000
   2,500,000  6.250%, 08/15/23 . . . . . . . . . . . . . . . .        2,570,575
                                                               ----------------
                                                                      5,416,575
                                                               ----------------

              FEDERAL HOME LOAN
              MORTGAGE CORPORATION - 8.15%
   2,500,000  5.850%, 02/21/06, Debenture  . . . . . . . . . .        2,472,025
   1,000,000  6.500%, 09/15/07, CMO  . . . . . . . . . . . . .        1,016,750
     500,000  5.750%, 01/15/08, CMO. . . . . . . . . . . . . .          493,985
     495,164  7.500%, 04/01/08, Debenture. . . . . . . . . . .          510,019
   1,500,000  6.000%, 03/15/09, CMO  . . . . . . . . . . . . .        1,453,005
   1,273,211  6.500%, 06/01/09, CMO  . . . . . . . . . . . . .        1,280,366
   1,561,912  6.500%, 01/01/11 . . . . . . . . . . . . . . . .        1,570,690
   1,381,774  6.500%, 11/01/11 . . . . . . . . . . . . . . . .        1,389,539
   1,400,000  6.000%, 12/15/23, CMO  . . . . . . . . . . . . .        1,358,686
                                                               ----------------
                                                                     11,545,065
                                                               ----------------

              FEDERAL NATIONAL
              MORTGAGE ASSOCIATION - 7.71%
   2,500,000  5.625%, 03/15/01 . . . . . . . . . . . . . . . .        2,490,950
     995,986  6.900%, 12/25/03, CMO  . . . . . . . . . . . . .        1,008,505
     375,604  7.000%, 07/01/08 . . . . . . . . . . . . . . . .          382,646
   1,337,042  7.000%, 05/01/12 . . . . . . . . . . . . . . . .        1,362,111
   2,338,679  7.000%, 01/01/13 . . . . . . . . . . . . . . . .        2,382,529
   1,485,134  7.000%, 03/01/13 . . . . . . . . . . . . . . . .        1,512,980
     710,128  9.000%, 05/01/25 . . . . . . . . . . . . . . . .          751,401
   1,047,739  6.500%, 02/01/26 . . . . . . . . . . . . . . . .        1,037,586
                                                               ----------------
                                                                     10,928,708
                                                               ----------------

              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION - 6.90%
     806,042  8.000%, 06/15/17 . . . . . . . . . . . . . . . .          837,018
   1,285,371  7.000%, 10/15/23 . . . . . . . . . . . . . . . .        1,301,438
   1,339,687  7.000%, 10/15/23 . . . . . . . . . . . . . . . .        1,356,433
   1,387,579  6.500%, 03/15/26 . . . . . . . . . . . . . . . .        1,375,868

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              GOVERNMENT NATIONAL
              MORTGAGE ASSOCIATION (CONTINUED)
$  2,371,399  7.000%, 06/15/27 . . . . . . . . . . . . . . . . $      2,409,935
   1,224,660  7.000%, 08/20/27 . . . . . . . . . . . . . . . .        1,234,604
   1,281,914  6.500%, 09/20/27 . . . . . . . . . . . . . . . .        1,265,480
                                                               ----------------
                                                                      9,780,776
                                                               ----------------

              TOTAL U.S. GOVERNMENT
              AND AGENCY OBLIGATIONS . . . . . . . . . . . . .       62,201,314
              (Cost $61,145,573)                               ----------------

CORPORATE NOTES AND BONDS - 38.01%

              CABLE TELEVISION - 1.23%
   1,500,000  Continental Cablevision, Debenture
              9.500%, 08/01/13 . . . . . . . . . . . . . . . .        1,747,500
                                                               ----------------

              ENERGY - 2.74%
   2,000,000  Ashland, Inc.
              6.625%, 02/15/08 (A) . . . . . . . . . . . . . .        1,995,294
     700,000  Petroliam Nasional Berhad
              7.125%, 10/18/06 (A) . . . . . . . . . . . . . .          655,375
   1,250,000  Williams Co., Inc.
              5.950%, 02/15/00 (A) . . . . . . . . . . . . . .        1,232,813
                                                               ----------------
                                                                      3,883,482
                                                               ----------------

              FINANCE - 20.20%
   1,250,000  Advanta Corp., MTN
              7.000%, 05/01/01 . . . . . . . . . . . . . . . .        1,154,688
   1,250,000  Associates Corp. NA
              6.375%, 08/15/98 . . . . . . . . . . . . . . . .        1,251,475
   1,250,000  Chelsea GCA Realty Partnership, REIT
              7.250%, 10/21/07 . . . . . . . . . . . . . . . .        1,275,000
   1,500,000  Continental Corp. Notes
              7.250%, 03/01/03 . . . . . . . . . . . . . . . .        1,541,250
   1,000,000  Goldman Sachs Group LP
              6.200%, 12/15/00 (A) . . . . . . . . . . . . . .        1,000,000
     500,000  Goldman Sachs Group LP
              6.250%, 02/01/03 (A) . . . . . . . . . . . . . .          498,750
   2,500,000  HSBC America Capital II
              8.380%, 05/15/27 (A) . . . . . . . . . . . . . .        2,621,875
   1,750,000  Heller Financial, Inc.
              5.625%, 03/15/00 . . . . . . . . . . . . . . . .        1,734,688
   1,275,000  John Deere Capital Corp., Debenture
              8.625%, 08/01/19 . . . . . . . . . . . . . . . .        1,392,938
   1,000,000  Leucadia National Corp.
              Senior Subordinated Notes
              8.250%, 06/15/05 . . . . . . . . . . . . . . . .        1,063,750
     750,000  Leucadia National Corp.
              Senior Subordinated Notes
              7.875%, 10/15/06 . . . . . . . . . . . . . . . .          782,813


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              FINANCE (CONTINUED)
$  3,500,000  Merrill Lynch & Co., Inc.
              7.000%, 04/27/08 . . . . . . . . . . . . . . . . $      3,666,250
   3,000,000  Metropolitan Life Insurance Co.
              6.300%, 11/01/03 (A) . . . . . . . . . . . . . .        2,988,750
   1,000,000  Olympic Financial Ltd.
              11.500%, 03/15/07. . . . . . . . . . . . . . . .          995,000
   1,520,000  Pacific Mutual Life Insurance Co.
              7.900%, 12/30/23 (A) . . . . . . . . . . . . . .        1,656,800
   2,000,000  Prudential Insurance Co. of America
              8.300%, 07/01/25 (A) . . . . . . . . . . . . . .        2,235,000
     700,000  SB Treasury Co., LLC
              9.400%, 12/29/49 (A) . . . . . . . . . . . . . .          721,875
   2,000,000  Wells Fargo Capital
              7.730%, 12/01/26 (A) . . . . . . . . . . . . . .        2,052,500
                                                               ----------------
                                                                     28,633,402
                                                               ----------------

              FOOD AND BEVERAGE - 2.16%
     500,000  Nabisco, Inc.
              6.700%, 06/15/02 . . . . . . . . . . . . . . . .          506,875
   2,500,000  Nabisco, Inc.
              6.850%, 06/15/05 . . . . . . . . . . . . . . . .        2,546,875
                                                               ----------------
                                                                      3,053,750
                                                               ----------------

              HEALTHCARE SERVICES - 0.91%
   1,300,000  Columbia Healthcare
              6.1250%12-15-2000. . . . . . . . . . . . . . . .        1,285,375
                                                               ----------------

              PRINTING AND PUBLISHING - 2.17%
   1,500,000  News America Holdings
              7.750%, 01/20/24 . . . . . . . . . . . . . . . .        1,582,500
   1,329,000  Time Warner, Inc., Series M
              10.250%, 07/01/16. . . . . . . . . . . . . . . .        1,490,141
                                                               ----------------
                                                                      3,072,641
                                                               ----------------

              RETAIL - 1.06%
   1,500,000  K-mart Corp., Debenture
              7.950%, 02/01/23 . . . . . . . . . . . . . . . .        1,507,500
                                                               ----------------

              TRANSPORTATION - 0.48%
     413,123  Delta Air Lines, Inc.
              Equipment Trust, Series 1992A
              8.540%, 01/02/07 . . . . . . . . . . . . . . . .          445,380
     203,489  Delta Air Lines, Inc.
              9.375%, 09/11/07 . . . . . . . . . . . . . . . .          226,891
                                                               ----------------
                                                                        672,271
                                                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              UTILITIES - 7.06%
$  1,825,000  Calenergy Co., Inc.
              7.630%, 10/15/07 . . . . . . . . . . . . . . . . $      1,829,563
   1,000,000  Commonwealth Edison Co., First Mortgage
              7.750%, 07/15/23 . . . . . . . . . . . . . . . .        1,027,500
   2,000,000  Gulf States Utilities, First Mortgage, Series A
              8.250%, 04/01/04 . . . . . . . . . . . . . . . .        2,155,000
   1,250,000  Long Island Lighting Co., Debenture
              9.000%, 11/01/22 . . . . . . . . . . . . . . . .        1,421,875
   1,500,000  Niagra Mohawk Power, First Mortgage
              8.000%, 06/01/04 . . . . . . . . . . . . . . . .        1,601,250
   2,000,000  Philadelphia Electric Co., First Mortgage
              5.625%, 11/01/01 . . . . . . . . . . . . . . . .        1,972,500
                                                               ----------------
                                                                     10,007,688
                                                               ----------------

              TOTAL CORPORATE NOTES AND BONDS. . . . . . . . .       53,863,609
              (Cost $52,332,878)                               ----------------

YANKEE BONDS - 5.01%
   3,000,000  Chilgener S.A. Yankee (Chile)
              6.500%, 01/15/06 . . . . . . . . . . . . . . . .        2,838,750
   1,699,505  Province of Mendoza
              Collateral Oil Royalty Note
              10.000%, 07/25/02 (A). . . . . . . . . . . . . .        1,755,402
   2,500,000  Skandinaviska Enskilda, Subordinated Notes
              6.625%, 03/29/49 (A) . . . . . . . . . . . . . .        2,500,000
                                                               ----------------
              TOTAL YANKEE BONDS . . . . . . . . . . . . . . .        7,094,152
              (Cost $7,144,224)                                ----------------


GOVERNMENT TRUST CERTIFICATE - 0.39%
     540,707  Israel Collateral Trust, Class 1-C
              9.250%, 11/15/01 . . . . . . . . . . . . . . . .          558,280
                                                               ----------------
              TOTAL GOVERNMENT TRUST CERTIFICATE . . . . . . .          558,280
              (Cost $591,660)                                  ----------------


ASSET-BACKED SECURITIES - 6.23%
   1,750,000  BA Mortgage Securities, CMO
              7.350%, 07/25/26 . . . . . . . . . . . . . . . .        1,758,202
   2,500,000  Chemical Master Credit Card Trust I, Class A
              5.550%, 09/15/03 . . . . . . . . . . . . . . . .        2,478,575
     750,000  Citibank Credit Card Master Trust I, Class A
              6.839%, 02/10/04 . . . . . . . . . . . . . . . .          763,380
   3,000,000  Countrywide Home Loans, CMO
              6.750%, 04/25/28 . . . . . . . . . . . . . . . .        2,917,500
     875,000  Midland Realty Acceptance Corp., CMO
              7.475%, 08/25/28 . . . . . . . . . . . . . . . .          919,023
                                                               ----------------
              TOTAL ASSET-BACKED SECURITIES. . . . . . . . . .        8,836,680
              (Cost $8,789,582)                                ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
REPURCHASE AGREEMENT - 5.48%
$  7,771,000  First Chicago,
              5.400%, dated 04/30/98 to be repurchased
              on 05/01/98 at $7,772,166
              (Collateralized by U.S. Treasury Note
              6.250%, due 05/31/00;
              Total Par $7,645,000). . . . . . . . . . . . . . $      7,771,000
                                                               ----------------
              TOTAL REPURCHASE AGREEMENT . . . . . . . . . . .        7,771,000
              (Cost $7,771,000)                                ----------------

TOTAL INVESTMENTS - 99.01% . . . . . . . . . . . . . . . . . .      140,325,035
(Cost $137,774,917)*                                           ----------------

NET OTHER ASSETS AND LIABILITIES - 0.99% . . . . . . . . . . .        1,401,830
                                                               ----------------

NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $    141,726,865
                                                               ----------------
                                                               ----------------

--------------------
*         Aggregate cost for Federal income tax purposes is $137,774,917.

          Gross unrealized appreciation         $  2,956,200
          Gross unrealized (depreciation)           (406,082)
                                                ------------
          Net unrealized appreciation           $  2,550,118
                                                ------------
                                                ------------

(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutional buyers. At April 30, 1998, these securities amounted to
          $21,914,434 or 15.46% of net assets.
CMO       Collateralized Mortgage Obligation
MTN       Medium Term Note
REIT      Real Estate Investment Trust

PORTFOLIO COMPOSITION (Moody's Ratings)
Repurchase Agreement                                      6%
U.S. Government Obligations                              21%
U.S. Government Agency Obligations                       23%
Rated Corporate Notes and Bonds:
Aaa                                                       6%
AA                                                        3%
A                                                        12%
Baa                                                      16%
Ba                                                        9%
B                                                         3%
NR                                                        1%
                                                       -----
                                                        100%
                                                       -----
                                                       -----


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
MUNICIPAL SECURITIES - 96.75%

              ARIZONA - 8.16%
$    350,000  Mohave County, IDA
              6.000%, 07/01/00 . . . . . . . . . . . . . . . . $        363,608
     450,000  Salt River Project Electric System Revenue
              Refunding, Series A
              5.500%, 01/01/05 . . . . . . . . . . . . . . . .          475,384
     200,000  Tucson, Arizona Water Revenue
              5.400%, 07/01/05 . . . . . . . . . . . . . . . .          210,788
                                                               ----------------
                                                                      1,049,780
                                                               ----------------

              CALIFORNIA - 2.01%
     250,000  California State
              5.250%, 10/01/10 . . . . . . . . . . . . . . . .          258,437
                                                               ----------------

              FLORIDA - 2.89%
     265,000  Dade County, Florida State School District, G.O.
              5.000%, 07/15/02
              Insured: MBIA. . . . . . . . . . . . . . . . . .          272,044
     100,000  St. Lucie County, Florida Pollution
              Control Revenue
              4.200%, 01/01/26 . . . . . . . . . . . . . . . .          100,000
                                                               ----------------
                                                                        372,044
                                                               ----------------

              GEORGIA - 3.97%
     250,000  State of Georgia, Series A, G.O.
              6.100%, 03/01/05 . . . . . . . . . . . . . . . .          274,375
     200,000  State of Georgia, Series D, G.O.
              6.700%, 08/01/09 . . . . . . . . . . . . . . . .          236,110
                                                               ----------------
                                                                        510,485
                                                               ----------------

              ILLINOIS - 4.10%
     250,000  Chicago, Illinois Metropolitan Water
              Reclamation, G.O.
              6.600%, 01/01/02 . . . . . . . . . . . . . . . .          269,220
     250,000  State of Illinois, G.O.
              5.150%, 09/01/02
              Insured: FGIC. . . . . . . . . . . . . . . . . .          257,682
                                                               ----------------
                                                                        526,902
                                                               ----------------

              MICHIGAN - 6.51%
     250,000  Lanse Creuse Public Schools
              5.000%, 05/01/03 . . . . . . . . . . . . . . . .          257,122
     300,000  Clarkston Community Schools
              5.000%, 05/01/06 . . . . . . . . . . . . . . . .          307,554
     260,000  Utica Community Schools
              5.375%, 05/01/04 . . . . . . . . . . . . . . . .          272,407
                                                               ----------------
                                                                        837,083
                                                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              MINNESOTA - 3.49%
$    200,000  Shakopee Independent School District, G.O.
              4.500%, 02/01/06 . . . . . . . . . . . . . . . . $        199,212
     245,000  St. Paul Housing Finance Board Revenue
              5.050%, 11/01/07 . . . . . . . . . . . . . . . .          250,456
                                                               ----------------
                                                                        449,668
                                                               ----------------

              NEVADA - 3.00%
     350,000  Clark County, Nevada School District, G.O.
              6.400%, 06/15/06
              Insured: FGIC. . . . . . . . . . . . . . . . . .          386,319
                                                               ----------------

              NEW JERSEY - 6.92%
     295,000  Camden County
              Municipal Utilities Authority Revenue
              6.000%, 07/15/04 . . . . . . . . . . . . . . . .          319,210
     350,000  State of New Jersey Transportation
              Trust Fund Revenue, Series A
              Escrowed to Maturity
              5.200%, 12/15/00
              Insured: AMBAC . . . . . . . . . . . . . . . . .          360,070
     200,000  State of New Jersey, Series D, G.O.
              5.500%, 02/15/04 . . . . . . . . . . . . . . . .          211,650
                                                               ----------------
                                                                        890,930
                                                               ----------------

              NEW YORK - 6.00%
     250,000  Municipal Assistance Corporation
              4.500%, 07/01/01 . . . . . . . . . . . . . . . .          251,895
     250,000  New York City Transitional Finance
              Authority Revenue
              5.500%, 08/15/08 . . . . . . . . . . . . . . . .          264,063
     250,000  New York State Dormitory Authority
              Revenue, Series C
              5.100%, 05/15/03 . . . . . . . . . . . . . . . .          256,297
                                                               ----------------
                                                                        772,255
                                                               ----------------

              OHIO - 1.60%
     200,000  Ohio State Public Facilities Commission
              (Higher Education), Series II-A
              5.200%, 05/01/01
              Insured: AMBAC . . . . . . . . . . . . . . . . .          205,474
                                                               ----------------

              OKLAHOMA - 2.80%
     350,000  Tulsa, Oklahoma Metropolitan Utilities
              Authority Revenue
              5.500%, 07/01/00 . . . . . . . . . . . . . . . .          359,979
                                                               ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              OREGON - 2.10%
$    250,000  Portland, Oregon Series A, G.O.
              7.000%, 06/01/01 . . . . . . . . . . . . . . . . $        270,375
                                                               ----------------

              PENNSYLVANIA - 1.58%
     200,000  Commonwealth of Pennsylvania, G.O.
              5.250%, 05/15/99
              Insured: FGIC. . . . . . . . . . . . . . . . . .          203,002
                                                               ----------------

              PUERTO RICO - 3.42%
     400,000  Commonwealth of Puerto Rico,
              Series A, G.O.
              6.500%, 07/01/03
              Insured: MBIA. . . . . . . . . . . . . . . . . .          440,372
                                                               ----------------

              RHODE ISLAND - 2.27%
     275,000  State of Rhode Island, Series A, G.O.
              6.000%, 06/15/02
              Insured: FGIC. . . . . . . . . . . . . . . . . .          291,789
                                                               ----------------

              TEXAS - 13.04%
     375,000  Arlington Independent School District
              Refunding, G.O.
              5.400%, 02/15/99 . . . . . . . . . . . . . . . .          379,759
     200,000  Humble Independent School District
              Refunding, G.O.
              5.500%, 02/15/10 . . . . . . . . . . . . . . . .          212,386
     200,000  Round Rock Independent School District
              Refunding, G.O.
              4.700%, 08/01/09 . . . . . . . . . . . . . . . .          198,366
     210,000  Tarrant County Health Facilities
              Development Corp.
              Health System Revenue, Series A
              5.500%, 02/15/05 . . . . . . . . . . . . . . . .          220,901
     200,000  Texas State Public Finance Authority
              Series A, G.O.
              5.600%, 10/01/02 . . . . . . . . . . . . . . . .          210,232
     450,000  Texas State Water Development Board, G.O.
              Escrowed to Maturity
              5.000%, 08/01/99 . . . . . . . . . . . . . . . .          456,502
                                                               ----------------
                                                                      1,678,146
                                                               ----------------

                                                                         Market
Par Value                                                                 Value
---------                                                                 -----
              UTAH - 8.51%
$    300,000  Intermountain Power Agency
              Power Supply Revenue
              6.250%, 07/01/07 . . . . . . . . . . . . . . . . $        334,530
     200,000  Jordan School District, Series A, G.O.
              5.250%, 06/15/00 . . . . . . . . . . . . . . . .          204,614
     350,000  Tooele County, Utah Hazardous Waste
              Treatment Revenue
              5.700%, 11/01/26 . . . . . . . . . . . . . . . .          348,922
     200,000  Utah State Building Ownership Authority
              Lease Revenue, Series A
              5.125%, 05/15/03 . . . . . . . . . . . . . . . .          206,488
                                                               ----------------
                                                                      1,094,554
                                                               ----------------

              VIRGINIA - 6.03%
     250,000  Henrico County, Virginia
              Industrial Redevelopment
              Authority Revenue
              5.300%, 12/01/11 . . . . . . . . . . . . . . . .          260,375
     250,000  Virginia State Housing Development Authority
              Commonwealth Mortgage, Series H
              4.750%, 07/01/07 . . . . . . . . . . . . . . . .          250,908
     250,000  Virginia State Public School
              Authority Revenue
              5.500%, 08/01/03 . . . . . . . . . . . . . . . .          265,128
                                                               ----------------
                                                                        776,411
                                                               ----------------

              WASHINGTON - 3.94%
     475,000  King County, Washington, Series A, G.O.
              5.800%, 01/01/04 . . . . . . . . . . . . . . . .          507,476
                                                               ----------------

              WISCONSIN - 4.41%
     300,000  Wisconsin Housing & Economic Development
              Authority Home Ownership Revenue
              Series A
              5.375%, 09/01/17 . . . . . . . . . . . . . . . .          299,439
     250,000  State of Wisconsin, Series A, G.O.
              5.750%, 05/01/04 . . . . . . . . . . . . . . . .          267,363
                                                               ----------------
                                                                        566,802
                                                               ----------------

              TOTAL MUNICIPAL SECURITIES . . . . . . . . . . .       12,448,283
              (Cost $12,183,820)                               ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         Market
Shares                                                                    Value
------                                                                    -----
INVESTMENT COMPANIES - 3.73%
     267,919  Goldman Sachs Tax Exempt Fund  . . . . . . . . . $        267,919
     212,531  Provident Munifund . . . . . . . . . . . . . . .          212,531
                                                               ----------------
              TOTAL INVESTMENT COMPANIES . . . . . . . . . . .          480,450
              (Cost $480,450)                                  ----------------

TOTAL INVESTMENTS - 100.48%. . . . . . . . . . . . . . . . . .       12,928,733
(Cost $12,664,270)*                                            ----------------

LIABILITIES NET OF CASH AND OTHER ASSETS - (0.48%) . . . . . .          (61,736)
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $     12,866,997
                                                               ----------------
                                                               ----------------

--------------------
*         Aggregate cost for Federal income tax purposes is $12,664,270.

          Gross unrealized appreciation           $  286,175
          Gross unrealized (depreciation)            (21,712)
                                                  ----------
          Net unrealized appreciation             $  264,463
                                                  ----------
                                                  ----------

AMBAC     American Municipal Board Assurance Corp.
FGIC      Federal Guaranty Insurance Corp.
G.O.      General Obligation
IDA       Industrial Development Authority
MBIA      Municipal Bond Insurance Association

PORTFOLIO COMPOSITION (Moody's Ratings)
Investment Companies                                      4%
Rated Corporate Notes and Bonds:
Aaa                                                      51%
Aa                                                       31%
A                                                         8%
Baa                                                       3%
NR                                                        3%
                                                       -----
                                                        100%
                                                       -----
                                                       -----


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

ALLEGHANY FUNDS
CHICAGO TRUST MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                      Amortized
Par Value                                                                Cost
---------                                                                ----
COMMERCIAL PAPER - 84.46%

$  2,600,000  Heller Financial, Inc.
              5.754%, 05/01/98 . . . . . . . . . . . . . . . . $      2,600,000
   3,900,000  Sears Roebuck Acceptance Corp.
              5.587%, 05/01/98 . . . . . . . . . . . . . . . .        3,900,000
   4,000,000  Northern Trust Co.
              5.291%, 05/04/98 (A) . . . . . . . . . . . . . .        3,998,167
  10,000,000  BankAmerica Corp.
              6.150%, 05/05/98 . . . . . . . . . . . . . . . .       10,000,342
   1,900,000  Transamerica Financial Group
              5.556%, 05/05/98 (A) . . . . . . . . . . . . . .        1,898,835
   3,022,000  Transamerica Finance Group
              5.527%, 05/06/98 (A) . . . . . . . . . . . . . .        3,019,687
  10,000,000  Norwest Financial, Inc.
              5.556%, 05/07/98 . . . . . . . . . . . . . . . .       10,000,000
   6,000,000  General Electric Capital Corp.
              5.568%, 05/08/98 . . . . . . . . . . . . . . . .        6,000,000
  12,660,000  Toyota Motor Credit Corp.
              0.000%, 05/08/98 (A) . . . . . . . . . . . . . .       12,646,412
   2,500,000  Sears Roebuck Acceptance Corp.
              5.581%, 05/11/98 . . . . . . . . . . . . . . . .        2,500,000
   6,500,000  IBM Credit Corp.
              5.518%, 05/11/98 . . . . . . . . . . . . . . . .        6,500,000
  12,000,000  Pitney Bowes Credit Corp.
              5.513%, 05/13/98 (A) . . . . . . . . . . . . . .       11,978,040
   1,175,000  General Electric Capital Corp.
              5.583%, 05/15/98 . . . . . . . . . . . . . . . .        1,175,000
   2,500,000  Household Finance Corp.
              5.570%, 05/15/98 . . . . . . . . . . . . . . . .        2,500,000
   2,200,000  Sears Roebuck Acceptance Corp.
              5.573%, 05/15/98 . . . . . . . . . . . . . . . .        2,200,000
   1,200,000  General Electric Capital Corp.
              5.577%, 05/18/98 . . . . . . . . . . . . . . . .        1,200,000
   5,000,000  Bell Atlantic
              5.528%, 05/19/98 (A) . . . . . . . . . . . . . .        4,986,225
   3,000,000  General Motors Acceptance Corp.
              5.537%, 05/19/98 . . . . . . . . . . . . . . . .        3,000,000
   1,057,000  Transamerica Financial Group
              5.543%, 05/19/98 (A) . . . . . . . . . . . . . .        1,054,083
   5,000,000  Commercial Credit Co.
              5.529%, 05/20/98 . . . . . . . . . . . . . . . .        5,000,000
   6,000,000  IBM Credit Corp.
              5.536%, 05/21/98 . . . . . . . . . . . . . . . .        6,000,000
   3,000,000  Beneficial Corp. Int Bearing
              5.509%, 05/21/98 . . . . . . . . . . . . . . . .        3,000,000
   2,300,000  Associates Corp. of North America
              5.547%, 05/22/98 . . . . . . . . . . . . . . . .        2,300,000
   6,000,000  Associates Corp. N. A.
              5.570%, 05/22/98 . . . . . . . . . . . . . . . .        6,000,000

                                                                      Amortized
Par Value                                                                Cost
---------                                                                ----
COMMERCIAL PAPER (CONTINUED)

$  3,400,000  Sears Roebuck Acceptance Corp.
              5.563%, 05/26/98 . . . . . . . . . . . . . . . . $      3,400,000
   4,500,000  Household Finance Corp.
              5.540%, 05/26/98 . . . . . . . . . . . . . . . .        4,500,000
   6,700,000  Prudential Funding Corp.
              5.541%, 05/27/98 . . . . . . . . . . . . . . . .        6,700,000
   5,000,000  Transamerica Financial
              5.548%, 05/28/98 (A) . . . . . . . . . . . . . .        4,979,338
   4,000,000  American Express Credit Corp.
              5.536%, 06/02/98 . . . . . . . . . . . . . . . .        4,000,000
   5,000,000  Household Finance Corp.
              5.534%, 06/03/98 . . . . . . . . . . . . . . . .        5,000,000
   1,500,000  Trans America Financial
              5.537%, 06/05/98 (A) . . . . . . . . . . . . . .        1,491,979
   5,500,000  Chrysler Financial Corp.
              5.558%, 06/12/98 (A) . . . . . . . . . . . . . .        5,464,644
   1,500,000  Chrysler Financial Corp.
              6.500%, 06/15/98 . . . . . . . . . . . . . . . .        1,501,183
   2,300,000  American Express Credit Corp.
              5.536%, 06/17/98 . . . . . . . . . . . . . . . .        2,300,000
   2,500,000  General Motors Acceptance Corp.
              5.529%, 06/19/98 . . . . . . . . . . . . . . . .        2,500,000
   7,000,000  Commercial Credit Co.
              5.540%, 06/22/98 . . . . . . . . . . . . . . . .        7,000,000
  10,000,000  Coca Cola Co.
              5.597%, 06/22/98 (A) . . . . . . . . . . . . . .        9,919,833
   6,000,000  Corestates Bank
              5.520%, 07/10/98 . . . . . . . . . . . . . . . .        6,000,000
   6,000,000  Ford Motor Credit Co.
              5.551%, 07/14/98 . . . . . . . . . . . . . . . .        6,000,000
   2,000,000  Ford Motor Credit Co.
              5.562%, 07/16/98 . . . . . . . . . . . . . . . .        2,000,000
   4,000,000  Ford Motor Credit Co.
              5.556%, 07/16/98 . . . . . . . . . . . . . . . .        4,000,000
   7,000,000  American General Finance
              5.565%, 07/22/98 . . . . . . . . . . . . . . . .        7,000,000
   6,000,000  Corestates Bank
              5.600%, 09/25/98 . . . . . . . . . . . . . . . .        6,000,000
                                                               ----------------
              TOTAL COMMERCIAL PAPER . . . . . . . . . . . . .      203,213,768
              (Cost $203,213,768)                              ----------------

GIC WITHIN FUNDING AGREEMENT - 4.16%
  10,000,000  Allstate Life Funding Agreement GIC
              5.758%,12/01/98. . . . . . . . . . . . . . . . .       10,000,000
                                                               ----------------
              TOTAL GIC WITHIN FUNDING AGREEMENT . . . . . . .       10,000,000
              (Cost $10,000,000)                               ----------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
CHICAGO TRUST MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - CONTINUED (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                      Amortized
Par Value                                                                Cost
---------                                                                ----
TIME DEPOSITS - 5.07%
$  5,400,000  Canadian Imperial of Commerce
              5.560%,05/01/98. . . . . . . . . . . . . . . . . $      5,400,000
   4,300,000  Canadian Imperial of Commerce
              5.560%,05/29/98. . . . . . . . . . . . . . . . .        4,300,000
   2,500,000  Canadian Imperial of Commerce
              5.530%,07/20/98. . . . . . . . . . . . . . . . .        2,500,000
                                                               ----------------
              TOTAL TIME DEPOSITS. . . . . . . . . . . . . . .       12,200,000
              (Cost $12,200,000)                               ----------------

REPURCHASE AGREEMENTS - 5.99%
  14,401,000  J P Morgan
              5.350%,dated 04/30/98 to be repurchased
              on 05/01/98 at $14,403,140
              (Collateralized by U.S. Treasury Note
              6.3750%, due 04/30/99)
              Total Par $14,598,000. . . . . . . . . . . . . .       14,401,000
                                                               ----------------
              TOTAL REPURCHASE AGREEMENT . . . . . . . . . . .       14,401,000
              (Cost $14,401,000)                               ----------------


TOTAL INVESTMENTS - 99.68% . . . . . . . . . . . . . . . . . .      239,814,768
(Cost $239,814,768)*                                           ----------------

NET OTHER ASSETS AND LIABILITIES - 0.32% . . . . . . . . . . .          777,165
                                                               ----------------
NET ASSETS - 100.00% . . . . . . . . . . . . . . . . . . . . . $    240,591,933
                                                               ----------------
                                                               ----------------

--------------------
(A)       Annualized yield at time of purchase
* At April 30, 1998, cost is identical for book and Federal income tax purposes.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                           CHICAGO TRUST
                                                       MONTAG & CALDWELL  GROWTH & INCOME    CHICAGO TRUST     CHICAGO TRUST
                                                          GROWTH FUND          FUND           TALON FUND       BALANCED FUND
                                                       -----------------  ---------------    -------------     -------------
ASSETS:
   Investments:
     Investments at cost. . . . . . . . . . . . . . .  $ 1,054,534,406    $  229,357,104     $  27,761,023     $ 161,958,237
     Repurchase agreements. . . . . . . . . . . . . .               --         8,823,000                --         2,703,000
     Net unrealized appreciation  . . . . . . . . . .      324,066,354       116,411,960         4,283,327        49,364,728
                                                       ---------------    --------------     -------------     -------------
     Total investments at value . . . . . . . . . . .    1,378,600,760       354,592,064        32,044,350       214,025,965
   Cash   . . . . . . . . . . . . . . . . . . . . . .               10                --                22                --
   Receivables:
     Dividends and interest . . . . . . . . . . . . .        1,108,576            59,676            29,848         1,185,993
     Fund shares sold . . . . . . . . . . . . . . . .        3,717,826           221,059               100           275,000
     Investments sold . . . . . . . . . . . . . . . .               --                --           483,647                --
     Due from Advisor, net. . . . . . . . . . . . . .               --                --                --                --
   Deferred organization costs  . . . . . . . . . . .            5,017             3,096             4,624             3,340
   Prepaid Expenses . . . . . . . . . . . . . . . . .           16,990             6,074             1,233             3,091
                                                       ---------------    --------------     -------------     -------------
          Total assets. . . . . . . . . . . . . . . .    1,383,449,179       354,881,969        32,563,824       215,493,389
                                                       ---------------    --------------     -------------     -------------

LIABILITIES:
   Payables:
     Bank overdraft . . . . . . . . . . . . . . . . .               --             1,560                --            51,746
     Dividend distribution. . . . . . . . . . . . . .               --                --                --                --
     Investments purchased. . . . . . . . . . . . . .       14,779,677                --         1,887,663                --
     Fund shares redeemed . . . . . . . . . . . . . .        5,178,790           144,634            10,002            24,942
     Due to Advisor, net. . . . . . . . . . . . . . .          787,803           203,167            18,033           124,329
     Distribution fee . . . . . . . . . . . . . . . .          148,408           142,864            11,654           192,837
     Trustee fees . . . . . . . . . . . . . . . . . .              625               625               625               625
   Accrued expenses . . . . . . . . . . . . . . . . .          285,402            56,474            12,798            66,009
                                                       ---------------    --------------     -------------     -------------
          Total liabilities . . . . . . . . . . . . .       21,180,705           549,324         1,940,775           460,488
                                                       ---------------    --------------     -------------     -------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $ 1,362,268,474    $  354,332,645     $  30,623,049     $ 215,032,901
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------

NET ASSETS CONSIST OF:
   Capital paid-in  . . . . . . . . . . . . . . . . .  $ 1,011,878,933    $  214,493,959     $  25,578,542     $ 155,218,651
   Accumulated undistributed (distribution
     in excess of) net investment income (loss) . . .         (853,902)         (297,454)           33,390           540,989
   Accumulated net realized gain (loss)
     on investments . . . . . . . . . . . . . . . . .       27,177,089        23,724,180           727,790         9,908,533
   Net unrealized appreciation
     on investments . . . . . . . . . . . . . . . . .      324,066,354       116,411,960         4,283,327        49,364,728
                                                       ---------------    --------------     -------------     -------------
TOTAL NET ASSETS  . . . . . . . . . . . . . . . . . .  $ 1,362,268,474    $  354,332,645     $  30,623,049     $ 215,032,901
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING . . . . . .       50,103,882        15,701,939         2,005,173        18,215,489

NET ASSET VALUE
   Offering and redemption price per share
   (Net Assets/Shares Outstanding). . . . . . . . . .  $            (A)   $        22.57     $       15.27     $       11.80
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                             CHICAGO TRUST     CHICAGO TRUST
                                                       MONTAG & CALDWELL   CHICAGO TRUST     MUNICIPAL BOND     MONEY MARKET
                                                         BALANCED FUND       BOND FUND            FUND              FUND
                                                       -----------------  ---------------    --------------    -------------
ASSETS:
   Investments:
     Investments at cost. . . . . . . . . . . . . . .  $   116,910,900    $  130,003,917     $  12,664,270     $ 225,413,768
     Repurchase agreements. . . . . . . . . . . . . .               --         7,771,000                --        14,401,000
     Net unrealized appreciation  . . . . . . . . . .       22,107,970         2,550,118           264,463                --
                                                       ---------------    --------------     -------------     -------------
     Total investments at value . . . . . . . . . . .      139,018,870       140,325,035        12,928,733       239,814,768
   Cash   . . . . . . . . . . . . . . . . . . . . . .               22                --            74,821           699,669
   Receivables:
     Dividends and interest . . . . . . . . . . . . .          896,525         1,894,518           211,049         1,230,708
     Fund shares sold . . . . . . . . . . . . . . . .          197,494           207,651                --                --
     Investments sold . . . . . . . . . . . . . . . .               --            24,639                --                --
     Due from Advisor, net. . . . . . . . . . . . . .               --                --             7,407                --
   Deferred organization costs  . . . . . . . . . . .            5,017             3,096             3,096             3,096
   Prepaid Expenses . . . . . . . . . . . . . . . . .            1,942             2,322               258             4,524
                                                       ---------------    --------------     -------------     -------------
          Total assets. . . . . . . . . . . . . . . .      140,119,870       142,457,261        13,225,364       241,752,765
                                                       ---------------    --------------     -------------     -------------

LIABILITIES:
   Payables:
     Bank overdraft . . . . . . . . . . . . . . . . .               --           136,871                --                --
     Dividend distribution. . . . . . . . . . . . . .               --                --                --         1,061,688
     Investments purchased. . . . . . . . . . . . . .          244,654           265,953           300,426                --
     Fund shares redeemed . . . . . . . . . . . . . .           45,942            85,619                --                --
     Due to Advisor, net. . . . . . . . . . . . . . .           85,847            42,830                --            75,187
     Distribution fee . . . . . . . . . . . . . . . .            4,582           174,777            50,569                --
     Trustee fees . . . . . . . . . . . . . . . . . .              625               625               625               625
   Accrued expenses . . . . . . . . . . . . . . . . .           67,714            23,721             6,747            23,332
                                                       ---------------    --------------     -------------     -------------
          Total liabilities . . . . . . . . . . . . .          449,364           730,396           358,367         1,160,832
                                                       ---------------    --------------     -------------     -------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . .  $   139,670,506    $  141,726,865     $  12,866,997     $ 240,591,933
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------

NET ASSETS CONSIST OF:
   Capital paid-in  . . . . . . . . . . . . . . . . .  $   114,473,183    $  138,405,787     $  12,660,144     $ 240,591,933
   Accumulated undistributed (distribution
     in excess of) net investment income (loss) . . .          303,205           339,161            22,620                --
   Accumulated net realized gain (loss)
     on investments . . . . . . . . . . . . . . . . .        2,786,148           431,799           (80,230)               --
   Net unrealized appreciation
     on investments . . . . . . . . . . . . . . . . .       22,107,970         2,550,118           264,463                --
                                                       ---------------    --------------     -------------     -------------
TOTAL NET ASSETS  . . . . . . . . . . . . . . . . . .  $   139,670,506    $  141,726,865     $  12,866,997     $ 240,591,933
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING . . . . . .        7,949,551        13,980,932         1,267,571       240,591,933

NET ASSET VALUE
   Offering and redemption price per share
   (Net Assets/Shares Outstanding). . . . . . . . . .  $         17.57    $        10.14     $       10.15     $        1.00
                                                       ---------------    --------------     -------------     -------------
                                                       ---------------    --------------     -------------     -------------


(A)  Montag & Caldwell Growth Fund Class N (Retail):
     Net Asset Value, offering price and redemption price per share (Based on net assets of $843,597,433 and 31,081,246 shares issued and outstanding) $27.14

     Montag & Caldwell Growth Fund Class I (Institutional):
     Net Asset Value, offering price and redemption price per share (Based on net assets of $518,671,041 and 19,022,636 shares issued and outstanding) $27.27


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           CHICAGO TRUST
                                                       MONTAG & CALDWELL  GROWTH & INCOME    CHICAGO TRUST     CHICAGO TRUST
                                                          GROWTH FUND          FUND           TALON FUND       BALANCED FUND
                                                       -----------------  ---------------    -------------     -------------
INVESTMENT INCOME:
   Dividends. . . . . . . . . . . . . . . . . . . . .    $   3,513,382     $   1,173,389     $      83,632     $     506,334
   Interest . . . . . . . . . . . . . . . . . . . . .        1,192,970           401,461           214,679         2,955,841
                                                         -------------     -------------     -------------     -------------
   Total investment income. . . . . . . . . . . . . .        4,706,352         1,574,850           298,311         3,462,175
                                                         -------------     -------------     -------------     -------------

EXPENSES:
   Investment advisory fees . . . . . . . . . . . . .        3,942,606         1,072,479           121,090           696,670
   Distribution expenses. . . . . . . . . . . . . . .          800,433           383,028            37,841           248,811
   Transfer agent fees. . . . . . . . . . . . . . . .          145,474            39,616            17,655            10,779
   Administration fees. . . . . . . . . . . . . . . .          301,029            90,125             8,914            58,592
   Accounting fees. . . . . . . . . . . . . . . . . .              715             1,046               987             5,763
   Registration expenses. . . . . . . . . . . . . . .          165,297            23,550            11,328            13,937
   Custodian fees . . . . . . . . . . . . . . . . . .           12,677             9,987             6,666            11,567
   Professional fees. . . . . . . . . . . . . . . . .           29,776            14,547             8,174            12,416
   Amortization of organization costs . . . . . . . .            1,653             2,478             1,653               695
   Report to shareholder expense. . . . . . . . . . .           27,090             7,758               716             4,961
   Trustees fees. . . . . . . . . . . . . . . . . . .            1,797             1,797             1,797             1,797
   Other expenses . . . . . . . . . . . . . . . . . .          131,707            36,826             2,785            28,252
                                                         -------------     -------------     -------------     -------------
     Total expenses . . . . . . . . . . . . . . . . .        5,560,254         1,683,237           219,606         1,094,240
                                                         -------------     -------------     -------------     -------------
     Expenses reimbursed. . . . . . . . . . . . . . .               --                --           (22,595)               --
                                                         -------------     -------------     -------------     -------------
     Net expenses . . . . . . . . . . . . . . . . . .        5,560,254         1,683,237           197,011         1,094,240
                                                         -------------     -------------     -------------     -------------
NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . .         (853,902)         (108,387)          101,300         2,367,935
                                                         -------------     -------------     -------------     -------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS :
   Net realized gain on investments (including
   a net realized loss on option transactions of
   ($96,126) in the Talon Fund) . . . . . . . . . . .       27,275,289        23,724,702           883,465         9,909,956
   Net change in unrealized appreciation
     (depreciation) on investments  . . . . . . . . .      176,925,518        39,375,707           154,821        15,766,549
                                                         -------------     -------------     -------------     -------------

   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . .      204,200,807        63,100,409         1,038,286        25,676,505
                                                         -------------     -------------     -------------     -------------

NET INCREASE IN NET
   ASSETS FROM OPERATIONS . . . . . . . . . . . . . .    $ 203,346,905     $  62,992,022     $   1,139,586     $  28,044,440
                                                         -------------     -------------     -------------     -------------
                                                         -------------     -------------     -------------     -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                                            CHICAGO TRUST      CHICAGO TRUST
                                                       MONTAG & CALDWELL   CHICAGO TRUST    MUNICIPAL BOND     MONEY MARKET
                                                         BALANCED FUND       BOND FUND           FUND              FUND
                                                       -----------------   -------------    --------------     ------------
INVESTMENT INCOME:
   Dividends. . . . . . . . . . . . . . . . . . . . .    $     229,397     $          --     $          --     $          --
   Interest . . . . . . . . . . . . . . . . . . . . .        1,412,613         4,527,566           297,615         7,116,190
                                                         -------------     -------------     -------------     -------------
   Total investment income. . . . . . . . . . . . . .        1,642,010         4,527,566           297,615         7,116,190
                                                         -------------     -------------     -------------     -------------

EXPENSES:
   Investment advisory fees . . . . . . . . . . . . .          415,654           366,318            37,735           501,524
   Distribution Expenses. . . . . . . . . . . . . . .          138,551           166,508            12,746                --
   Transfer agent fees. . . . . . . . . . . . . . . .           14,816            11,907            10,052            16,193
   Administration fees. . . . . . . . . . . . . . . .           32,549            39,223             3,705            73,872
   Accounting fees. . . . . . . . . . . . . . . . . .            3,145             4,854             1,578             3,671
   Registration expenses. . . . . . . . . . . . . . .           24,617            18,295             7,647            13,317
   Custodian fees . . . . . . . . . . . . . . . . . .            9,850            10,925             5,386            10,714
   Professional fees. . . . . . . . . . . . . . . . .           10,281            10,840             8,218            14,128
   Amortization of organization costs . . . . . . . .            1,653             2,478             2,478             2,478
   Report to shareholder expense. . . . . . . . . . .            2,880             3,304               308             6,625
   Trustees fees. . . . . . . . . . . . . . . . . . .            1,797             1,797             1,797             1,797
   Other expenses . . . . . . . . . . . . . . . . . .           33,922            12,540               517            16,335
                                                         -------------     -------------     -------------     -------------
     Total Expenses . . . . . . . . . . . . . . . . .          689,715           648,989            92,167           660,654
                                                         -------------     -------------     -------------     -------------
     Expenses reimbursed. . . . . . . . . . . . . . .               --          (116,618)          (52,819)          (24,451)
                                                         -------------     -------------     -------------     -------------
     Net expenses . . . . . . . . . . . . . . . . . .          689,715           532,371            39,348           636,203
                                                         -------------     -------------     -------------     -------------
NET INVESTMENT INCOME (LOSS). . . . . . . . . . . . .          952,295         3,995,195           258,267         6,479,987
                                                         -------------     -------------     -------------     -------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS :
   Net realized gain on investments (including
   a net realized loss on option transactions of
   ($96,126) in the Talon Fund) . . . . . . . . . . .        2,819,314           457,088            10,880                --
   Net change in unrealized appreciation
     (depreciation) on investments. . . . . . . . . .       10,563,907          (282,110)          (55,026)               --
                                                         -------------     -------------     -------------     -------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENT. . . . . . . . . . . . .       13,383,221           174,978           (44,146)               --
                                                         -------------     -------------     -------------     -------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS . . . . . . . . . . . . . .      $14,335,516        $4,170,173          $214,121        $6,479,987
                                                         -------------     -------------     -------------     -------------
                                                         -------------     -------------     -------------     -------------

ALLEGHANY FUNDS
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        MONTAG & CALDWELL GROWTH FUND     CHICAGO TRUST GROWTH & INCOME FUND
                                                        --------------------------------  ----------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 1998      OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,
                                                           (UNAUDITED)          1997           (UNAUDITED)         1997
                                                        ----------------  ---------------   --------------    --------------
NET ASSETS AT BEGINNING OF PERIOD . . . . . . . . . .   $  748,418,166    $  218,649,895    $  274,607,907    $  205,133,317
                                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss) . . . . . . . . . . .         (853,902)       (1,327,085)         (108,387)        1,018,470
   Net realized gain on investments sold
     and purchased options transactions . . . . . . .       27,275,289         8,570,687        23,724,702        19,177,699
   Net change in unrealized appreciation
     on investments and assets
     and liabilities in purchased options . . . . . .      176,925,518       114,427,550        39,375,707        33,416,450
                                                        --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations. . . . . . . . . . . . . . . . .      203,346,905       121,671,152        62,992,022        53,612,619
                                                        --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income:
     Retail Class . . . . . . . . . . . . . . . . . .               --                --          (189,067)       (1,152,026)
     Institutional Class. . . . . . . . . . . . . . .               --           (26,630)               --                --
   Net realized gain on investments:
     Retail Class . . . . . . . . . . . . . . . . . .       (4,750,066)       (1,466,613)      (19,149,159)       (4,334,020)
     Institutional Class. . . . . . . . . . . . . . .       (2,772,360)         (412,803)               --                --
                                                        --------------    --------------    --------------    --------------
     Total distributions. . . . . . . . . . . . . . .       (7,522,426)       (1,906,046)      (19,338,226)       (5,486,046)
                                                        --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares:
     Retail Class . . . . . . . . . . . . . . . . . .      325,972,580       339,687,434        39,621,122        50,803,893
     Institutional Class. . . . . . . . . . . . . . .      219,014,110       228,296,239                --                --
   Issued to shareowners in reinvestment of distributions:
     Retail Class . . . . . . . . . . . . . . . . . .        4,458,131         1,404,998        19,000,002         5,404,887
     Institutional Class. . . . . . . . . . . . . . .        2,260,596           396,515                --                --
   Cost of shares repurchased:
     Retail Class . . . . . . . . . . . . . . . . . .      (88,096,944)     (115,055,486)      (22,550,182)      (34,860,763)
     Institutional Class. . . . . . . . . . . . . . .      (45,582,644)      (44,726,535)               --                --
                                                        --------------    --------------    --------------    --------------
        Net increase from capital
          share transactions. . . . . . . . . . . . .      418,025,829       410,003,165        36,070,942        21,348,017
                                                        --------------    --------------    --------------    --------------
        Total increase in net assets. . . . . . . . .      613,850,308       529,768,271        79,724,738        69,474,590
                                                        --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A). . . .   $1,362,268,474    $  748,418,166    $  354,332,645    $  274,607,907
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------
(A) Undistributed (distribution in excess of)
    net investment income (loss). . . . . . . . . . .   $     (853,902)   $           --    $     (297,454)   $           --
                                                        --------------    --------------    --------------    --------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Retail Class:
     Sold. . . . . . . . . . . . . . . . . . . . . . .      13,291,394        16,692,907         1,874,516         2,806,114
     Issued to shareholders in reinvestment
       of distributions. . . . . . . . . . . . . . . .         197,788            79,785         1,006,991           326,567
     Repurchased . . . . . . . . . . . . . . . . . . .      (3,550,047)       (5,364,133)       (1,097,224)       (1,902,988)
   Institutional Class:
     Sold. . . . . . . . . . . . . . . . . . . . . . .       8,962,760        10,833,116                --                --
     Issued to shareholders in reinvestment
       of distributions. . . . . . . . . . . . . . . .          99,938            22,316                --                --
   Repurchased . . . . . . . . . . . . . . . . . . . .      (1,857,023)       (2,106,489)               --                --
                                                        --------------    --------------    --------------    --------------
     Net increase in shares outstanding. . . . . . . .      17,144,810        20,157,502         1,784,283         1,229,693
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           CHICAGO TRUST TALON FUND           CHICAGO TRUST BALANCED FUND
                                                        --------------------------------  ----------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 1998      OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,
                                                           (UNAUDITED)          1997           (UNAUDITED)         1997
                                                        ----------------  ---------------   --------------    --------------
NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . . . .  $   28,459,583    $   17,417,675    $  187,993,337    $  156,703,443
                                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income (loss). . . . . . . . . . . .         101,300           162,715         2,367,935         4,843,563
   Net realized gain on investments sold
     and purchased options transactions. . . . . . . .         883,465         4,497,850         9,909,956        11,378,927
   Net change in unrealized appreciation
     on investments and assets
     and liabilities in purchased options. . . . . . .         154,821         1,618,377        15,766,549        15,462,457
                                                        --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations . . . . . . . . . . . . . . . . .       1,139,586         6,278,942        28,044,440        31,684,947
                                                        --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income:
     Retail Class. . . . . . . . . . . . . . . . . . .        (105,163)         (134,407)       (2,451,582)       (4,764,936)
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
   Net realized gain on investments:
     Retail Class. . . . . . . . . . . . . . . . . . .      (4,653,085)       (1,458,660)      (11,401,639)       (2,253,139)
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
                                                        --------------    --------------    --------------    --------------
     Total distributions . . . . . . . . . . . . . . .      (4,758,248)       (1,593,067)      (13,853,221)       (7,018,075)
                                                        --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares:
     Retail Class. . . . . . . . . . . . . . . . . . .       6,136,793         6,345,104        17,356,662        28,395,564
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
   Issued to shareowners in reinvestment of distributions:
     Retail Class. . . . . . . . . . . . . . . . . . .       4,701,233         1,577,255        13,847,940         7,017,789
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
   Cost of shares repurchased:
     Retail Class. . . . . . . . . . . . . . . . . . .      (5,055,898)       (1,566,326)      (18,356,257)      (28,790,331)
     Institutional Class . . . . . . . . . . . . . . .              --                --                --                --
                                                        --------------    --------------    --------------    --------------
        Net increase from capital
          share transactions . . . . . . . . . . . . .       5,782,128         6,356,033        12,848,345         6,623,022
                                                        --------------    --------------    --------------    --------------
        Total increase in net assets . . . . . . . . .       2,163,466        11,041,908        27,039,564        31,289,894
                                                        --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) . . . .  $   30,623,049    $   28,459,583    $  215,032,901    $  187,993,337
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------
(A) Undistributed (distribution in excess of)
    net investment income (loss) . . . . . . . . . . .  $       33,390    $       37,253    $      540,989    $      624,636
                                                        --------------    --------------    --------------    --------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Retail Class:
     Sold. . . . . . . . . . . . . . . . . . . . . . .         396,506           397,032         1,559,397         2,757,711
     Issued to shareholders in reinvestment
       of distributions. . . . . . . . . . . . . . . .         314,892           107,919         1,304,119           699,716
     Repurchased . . . . . . . . . . . . . . . . . . .        (323,359)          (97,875)       (1,647,635)       (2,774,505)
   Institutional Class:
     Sold. . . . . . . . . . . . . . . . . . . . . . .              --                --                --                --
     Issued to shareholders in reinvestment
       of distributions. . . . . . . . . . . . . . . .              --                --                --                --
     Repurchased . . . . . . . . . . . . . . . . . . .              --                --                --                --
                                                        --------------    --------------    --------------    --------------
       Net increase in shares outstanding. . . . . . .         388,039           407,076         1,215,881           682,922
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                         MONTAG & CALDWELL BALANCED FUND       CHICAGO TRUST BOND FUND
                                                        ---------------------------------   --------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 1998      OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,
                                                           (UNAUDITED)          1997           (UNAUDITED)         1997
                                                        ----------------  ---------------   ----------------  --------------
NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . . . .  $   82,719,053    $   31,472,671    $  120,532,177    $   79,210,728
                                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . .         952,295           952,704         3,995,195         6,243,541
   Net realized gain (loss) on investments sold  . . .       2,819,314         2,102,297           457,088           (36,729)
   Net change in unrealized appreciation
     (depreciation) of investments . . . . . . . . . .      10,563,907         7,581,239          (282,110)        2,754,254
                                                        --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations . . . . . . . . . . . . . . . . .      14,335,516        10,636,240         4,170,173         8,961,066
                                                        --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income . . . . . . . . . . . . . . .        (834,653)         (837,377)       (4,108,631)       (6,043,358)
   Net realized gain on investments. . . . . . . . . .      (2,095,351)       (2,702,590)               --           (16,748)
                                                        --------------    --------------    --------------    --------------

     Total distributions . . . . . . . . . . . . . . .      (2,930,004)       (3,539,967)       (4,108,631)       (6,060,106)
                                                        --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares . . . . . . . . .      55,627,337        58,631,470        29,613,557        46,817,358
   Issued to shareowners in
     reinvestment of distributions . . . . . . . . . .       2,828,759         3,490,623         3,185,970         4,797,389
   Cost of shares repurchased. . . . . . . . . . . . .     (12,910,155)      (17,971,984)      (11,666,381)      (13,194,258)
                                                        --------------    --------------    --------------    --------------
     Net increase from
       capital share transactions. . . . . . . . . . .      45,545,941        44,150,109        21,133,146        38,420,489
                                                        --------------    --------------    --------------    --------------
     Total increase in net assets. . . . . . . . . . .      56,951,453        51,246,382        21,194,688        41,321,449
                                                        --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) . . . .  $  139,670,506    $   82,719,053    $  141,726,865    $  120,532,177
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------

(A) Undistributed net investment income. . . . . . . .  $      303,205    $      185,563    $      339,161    $      452,597
                                                        --------------    --------------    --------------    --------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold. . . . . . . . . . . . . . . . . . . . . . . .       3,371,266         3,939,135         2,944,089         4,734,805
   Issued to shareholders in reinvestment
     of distributions. . . . . . . . . . . . . . . . .         178,894           255,726           290,206           485,679
   Repurchased . . . . . . . . . . . . . . . . . . . .        (768,407)       (1,229,194)       (1,147,665)       (1,334,065)
                                                        --------------    --------------    --------------    --------------
     Net increase in shares outstanding. . . . . . . .       2,781,753         2,965,667         2,086,630         3,886,419
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                        CHICAGO TRUST MUNICIPAL BOND FUND   CHICAGO TRUST MONEY MARKET FUND
                                                        ---------------------------------   --------------------------------
                                                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                         APRIL 30, 1998      OCTOBER 31,     APRIL 30, 1998     OCTOBER 31,
                                                           (UNAUDITED)          1997           (UNAUDITED)         1997
                                                        ----------------  ---------------   ----------------  --------------
NET ASSETS AT BEGINNING OF PERIOD. . . . . . . . . . .  $   12,379,208    $   11,186,162    $  238,551,474    $  226,535,616
                                                        --------------    --------------    --------------    --------------
INCREASE IN NET ASSETS
FROM OPERATIONS:
   Net investment income . . . . . . . . . . . . . . .         258,267           430,579         6,479,987        12,701,010
   Net realized gain (loss) on investments sold  . . .          10,880             6,147                --                --
   Net change in unrealized appreciation
     (depreciation) of investments . . . . . . . . . .         (55,026)          140,720                --                --
                                                        --------------    --------------    --------------    --------------
   Net increase in net assets
     from operations . . . . . . . . . . . . . . . . .         214,121           577,446         6,479,987        12,701,010
                                                        --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS FROM:
   Net investment income . . . . . . . . . . . . . . .        (263,103)         (426,993)       (6,479,987)      (12,701,010)
   Net realized gain on investments. . . . . . . . . .              --                --                --                --
                                                        --------------    --------------    --------------    --------------
     Total distributions . . . . . . . . . . . . . . .        (263,103)         (426,993)       (6,479,987)      (12,701,010)
                                                        --------------    --------------    --------------    --------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sales of shares . . . . . . . . .         866,702         1,375,126       284,113,157       569,551,234
   Issued to shareowners in
     reinvestment of distributions . . . . . . . . . .          17,396            21,748           165,513           434,377
   Cost of shares repurchased. . . . . . . . . . . . .        (347,327)         (354,281)     (282,238,211)     (557,969,753)
                                                        --------------    --------------    --------------    --------------
     Net increase from
       capital share transactions. . . . . . . . . . .         536,771         1,042,593         2,040,459        12,015,858
                                                        --------------    --------------    --------------    --------------
     Total increase in net assets. . . . . . . . . . .         487,789         1,193,046         2,040,459        12,015,858
                                                        --------------    --------------    --------------    --------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A) . . . .  $   12,866,997    $   12,379,208    $  240,591,933    $  238,551,474
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------

(A) Undistributed net investment income. . . . . . . .  $       22,620    $       27,456    $           --    $           --
                                                        --------------    --------------    --------------    --------------

OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold. . . . . . . . . . . . . . . . . . . . . . . .          84,563           135,835       284,113,157       569,551,234
   Issued to shareholders in reinvestment
     of distributions. . . . . . . . . . . . . . . . .           1,702             2,159           165,513           434,377
   Repurchased . . . . . . . . . . . . . . . . . . . .         (34,028)          (35,025)     (282,238,211)     (557,969,753)
                                                        --------------    --------------    --------------    --------------
     Net increase in shares outstanding. . . . . . . .          52,237           102,969         2,040,459        12,015,858
                                                        --------------    --------------    --------------    --------------
                                                        --------------    --------------    --------------    --------------

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                               MONTAG & CALDWELL GROWTH FUND
                                                            -----------------------------------------------------------------
                                                                                        RETAIL CLASS
                                                            -----------------------------------------------------------------
                                                             SIX MONTHS
                                                               ENDED             YEAR             YEAR              PERIOD
                                                              04/30/98           ENDED            ENDED             ENDED
                                                            (UNAUDITED)        10/31/97          10/31/96         10/31/95(a)
                                                            -----------       ----------        ----------        -----------
Net Asset Value, Beginning of Period . . . . . . . . . .    $    22.68        $    17.08        $    13.16        $    10.00
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss). . . . . . . . . . . .         (0.03)            (0.05)               --              0.02
     Net realized and unrealized gain
       on investments  . . . . . . . . . . . . . . . . .          4.70              5.79              3.93              3.16
                                                            ----------        ----------        ----------        ----------
       Total from investment operations. . . . . . . . .          4.67              5.74              3.93              3.18
                                                            ----------        ----------        ----------        ----------

   LESS DISTRIBUTIONS:
     Distributions from and in excess
       of net investment income. . . . . . . . . . . . .            --                --             (0.01)            (0.02)
     Distributions from net realized
       gain on investments . . . . . . . . . . . . . . .         (0.21)            (0.14)               --                --
                                                            ----------        ----------        ----------        ----------
       Total distributions . . . . . . . . . . . . . . .         (0.21)            (0.14)            (0.01)            (0.02)
                                                            ----------        ----------        ----------        ----------
Net increase in net asset value. . . . . . . . . . . . .          4.46              5.60              3.92              3.16
                                                            ----------        ----------        ----------        ----------
Net Asset Value, End of Period . . . . . . . . . . . . .    $    27.14        $    22.68        $    17.08        $    13.16
                                                            ----------        ----------        ----------        ----------
                                                            ----------        ----------        ----------        ----------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . .         20.79%            33.82%            29.91%            31.87%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . .    $  843,597        $  479,557        $  166,243        $   40,355
Ratios of expenses to average net assets:
   Before reimbursement of expenses
     by Advisor(2) . . . . . . . . . . . . . . . . . . .          1.20%             1.24%             1.32%             1.87%
   After reimbursement of expenses
     by Advisor(2) . . . . . . . . . . . . . . . . . . .          1.20%             1.23%             1.28%             1.30%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses
     by Advisor(2) . . . . . . . . . . . . . . . . . . .         (0.28)%           (0.38)%           (0.10)%           (0.36)%
   After reimbursement of expenses
     by Advisor(2) . . . . . . . . . . . . . . . . . . .         (0.28)%           (0.37)%           (0.06)%           0.20%
Portfolio Turnover(1). . . . . . . . . . . . . . . . . .         25.65%            18.65%            26.36%            34.46%
Average Commission Rate Paid . . . . . . . . . . . . . .    $   0.0558        $   0.0592        $   0.0639               N/R

--------------------------------------------------------
  (1)  Not annualized.
  (2)  Annualized.
  (a) Montag & Caldwell Growth Fund Retail Class commenced investment operations on November 2, 1994.
  N/R: Not required.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                   MONTAG & CALDWELL GROWTH FUND
                                                           -----------------------------------------------
                                                                         INSTITUTIONAL CLASS
                                                           -----------------------------------------------
                                                           SIX MONTHS
                                                              ENDED              YEAR            PERIOD
                                                             04/30/98            ENDED            ENDED
                                                           (UNAUDITED)         10/31/97        10/31/96(a)
                                                           -----------        ----------       -----------
Net Asset Value, Beginning of Period . . . . . . . . . .    $    22.75        $    17.08        $    15.59
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . . .            --                --              0.02
   Net realized and unrealized gain
     on investments. . . . . . . . . . . . . . . . . . .          4.73              5.81              1.49
                                                            ----------        ----------        ----------
     Total from investment operations. . . . . . . . . .          4.73              5.81              1.51
                                                            ----------        ----------        ----------

   LESS DISTRIBUTIONS:
   Distributions from and in excess
     of net investment income. . . . . . . . . . . . . .            --                --            (0.02)
   Distributions from net realized
     gain on investments . . . . . . . . . . . . . . . .         (0.21)            (0.14)               --
                                                            ----------        ----------        ----------
     Total distributions . . . . . . . . . . . . . . . .         (0.21)            (0.14)            (0.02)
                                                            ----------        ----------        ----------
Net increase in net asset value. . . . . . . . . . . . .          4.52             5.67               1.49
                                                            ----------        ----------        ----------
Net Asset Value, End of Period . . . . . . . . . . . . .    $    27.27        $    22.75        $    17.08
                                                            ----------        ----------        ----------
                                                            ----------        ----------        ----------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . .         20.99%            34.26%             9.67%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . .    $  518,671        $  268,861        $   52,407
Ratios of expenses to average net assets:
   Before reimbursement of expenses
   by Advisor(2) . . . . . . . . . . . . . . . . . . . .          0.90%             0.93%             0.98%
   After reimbursement of expenses
   by Advisor(2) . . . . . . . . . . . . . . . . . . . .          0.90%             0.93%             0.98%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses
   by Advisor(2) . . . . . . . . . . . . . . . . . . . .          0.02%            (0.07)%            0.17%
   After reimbursement of expenses
   by Advisor(2) . . . . . . . . . . . . . . . . . . . .          0.02%            (0.06)%            0.17%
Portfolio Turnover(1). . . . . . . . . . . . . . . . . .         25.65%            18.65%            26.36%
Average Commission Rate Paid . . . . . . . . . . . . . .    $   0.0558        $   0.0592        $   0.0639


--------------
 (1) Not annualized.
 (2) Annualized.
 (a) Montag & Caldwell Growth Fund Institutional Class commenced investment operations on June 28, 1996.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                               CHICAGO TRUST GROWTH & INCOME FUND
                                                             -----------------------------------------------------------------------
                                                             SIX MONTHS
                                                                 ENDED         YEAR           YEAR           YEAR          PERIOD
                                                               04/30/98        ENDED          ENDED          ENDED         ENDED
                                                             (UNAUDITED)     10/31/97       10/31/96       10/31/95      10/31/94(a)
                                                             -----------     --------       --------       --------      -----------

Net Asset Value, Beginning of Period . . . . . . . . .       $   19.73       $  16.17       $  12.90       $  10.11      $   10.00
                                                             ---------       --------       --------       --------      ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss). . . . . . . . . . .           (0.01)          0.08           0.11           0.09           0.07
     Net realized and unrealized gain on investments .            4.23           3.91           3.34           2.79           0.10
                                                             ---------       --------       --------       --------      ---------

        Total from investment operations . . . . . . .            4.22           3.99           3.45           2.88           0.17
                                                             ---------       --------       --------       --------      ---------


   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income . . . . . . . . . . . . . . .           (0.01)         (0.09)         (0.11)         (0.09)         (0.06)
     Distributions from net realized gain on investments         (1.37)         (0.34)         (0.07)            --             --
                                                             ---------       --------       --------       --------      ---------

        Total distributions. . . . . . . . . . . . . .           (1.38)         (0.43)         (0.18)         (0.09)         (0.06)
                                                             ---------       --------       --------       --------      ---------

Net increase in net asset value  . . . . . . . . . . .            2.84           3.56          3.27           2.79           0.11
                                                             ---------       --------       --------       --------      ---------

Net Asset Value, End of Period . . . . . . . . . . . .       $   22.57       $  19.73       $  16.17       $  12.90      $   10.11
                                                             ---------       --------       --------       --------      ---------
                                                             ---------       --------       --------       --------      ---------



TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . .           22.76%         25.16%         26.98%         28.66%          1.73%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . .       $ 354,333       $274,608       $205,133       $172,296      $  12,282
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            1.10%          1.12%          1.15%          1.50%          2.21%
   After reimbursement of expenses by Advisor(2) . . .            1.10%          1.07%(3)       1.00%          1.09%(4)       1.20%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses by Advisor(2). . .           (0.07)%         0.36%          0.62%          0.33%         (0.15)%
   After reimbursement of expenses by Advisor(2) . . .           (0.07)%         0.41%          0.77%          0.74%          0.86%
Portfolio Turnover(1). . . . . . . . . . . . . . . . .           24.09%         30.58%         25.48%          9.00%         37.01%
Average Commission Rate Paid . . . . . . . . . . . . .       $  0.0525       $ 0.0530       $ 0.0571            N/R            N/R

-----------------------------------------------------
     (1)  Not annualized.
     (2)  Annualized.
     (3) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
     (4) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.20% to 1.00% on September 21, 1995.
     (a) Chicago Trust Growth & Income Fund commenced investment operations on December 13, 1993.
N/R: Not required.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                                     CHICAGO TRUST TALON FUND
                                                             -----------------------------------------------------------------------
                                                             SIX MONTHS
                                                                 ENDED         YEAR           YEAR           YEAR          PERIOD
                                                               04/30/98        ENDED          ENDED          ENDED         ENDED
                                                             (UNAUDITED)     10/31/97       10/31/96       10/31/95      10/31/94(a)
                                                             -----------     --------       --------       --------      -----------

Net Asset Value, Beginning of Period . . . . . . . . .       $   17.60       $  14.39       $  12.07       $  10.25      $   10.00
                                                             ---------       --------       --------       --------      ---------

   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . .            0.05           0.11           0.04           0.09           0.02
     Net realized and unrealized gain on investments
     and options . . . . . . . . . . . . . . . . . . .            0.51           4.38           3.01           1.84           0.23
                                                             ---------       --------       --------       --------      ---------

          Total from investment operations . . . . . .            0.56           4.49           3.05           1.93           0.25
                                                             ---------       --------       --------       --------      ---------


   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income . . . . . . . . . . . . . . .           (0.06)         (0.09)         (0.03)         (0.11)            --
     Distributions from net realized gain on investments         (2.83)         (1.19)         (0.70)            --             --
                                                             ---------       --------       --------       --------      ---------
          Total distributions  . . . . . . . . . . . .           (2.89)         (1.28)         (0.73)         (0.11)            --
                                                             ---------       --------       --------       --------      ---------
Net increase (decrease) in net asset value . . . . . .           (2.33)          3.21           2.32           1.82           0.25
                                                             ---------       --------       --------       --------      ---------
Net Asset Value, End of Period . . . . . . . . . . . .       $   15.27       $  17.60       $  14.39       $  12.07      $   10.25
                                                             ---------       --------       --------       --------      ---------
                                                             ---------       --------       --------       --------      ---------



TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . .            3.58%         33.47%         26.51%         18.92%          2.50%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . .       $  30,623       $ 28,460       $ 17,418       $ 10,538      $   4,355
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            1.45%          1.67%          1.98%          3.04%          7.82%
   After reimbursement of expenses by Advisor(2) . . .            1.30%          1.30%          1.30%          1.30%          1.30%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            0.52%          0.34%         (0.38)%        (0.97)%        (4.13)%
   After reimbursement of expenses by Advisor(2) . . .            0.67%          0.71%          0.30%          0.77%          2.39%
Portfolio Turnover(1)  . . . . . . . . . . . . . . . .           28.36%        112.72%        126.83%        229.43%         33.66%
Average Commission Rate Paid . . . . . . . . . . . . .       $  0.0599       $ 0.0591       $ 0.0612            N/R            N/R

-----------------------------------------------------
   (1)    Not annualized.
   (2)    Annualized.
   (a) Chicago Trust Talon Fund commenced investment operations on September 19, 1994.
N/R:      Not required.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                            CHICAGO TRUST BALANCED FUND
                                                             --------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR           YEAR         PERIOD
                                                               04/30/98         ENDED          ENDED         ENDED
                                                             (UNAUDITED)      10/31/97       10/31/96     10/31/95(a)
                                                             --------------------------------------------------------
Net Asset Value, Beginning of Period . . . . . . . . .       $   11.06       $   9.60       $   8.43      $    8.34
                                                             ---------       --------       --------      ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income . . . . . . . . . . . . . . .            0.13           0.28           0.27           0.03
   Net realized and unrealized gain on
     investments . . . . . . . . . . . . . . . . . . .            1.43           1.60           1.16           0.06
                                                             ---------       --------       --------      ---------
        Total from investment operations . . . . . . .            1.56           1.88           1.43           0.09
                                                             ---------       --------       --------      ---------

   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income . . . . . . . . . . . . . . .           (0.14)         (0.28)         (0.26)            --
     Distributions from net realized gain on
       investments . . . . . . . . . . . . . . . . . .           (0.68)         (0.14)            --             --
                                                             ---------       --------       --------      ---------
        Total distributions  . . . . . . . . . . . . .           (0.82)         (0.42)         (0.26)            --
                                                             ---------       --------       --------      ---------
Net increase in net asset value  . . . . . . . . . . .            0.74           1.46           1.17           0.09
                                                             ---------       --------       --------      ---------
Net Asset Value, End of Period . . . . . . . . . . . .       $   11.80       $  11.06       $   9.60      $    8.43
                                                             ---------       --------       --------      ---------
                                                             ---------       --------       --------      ---------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . .           14.99%         20.10%         17.21%          1.08%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . .       $ 215,033       $187,993       $156,703      $ 152,820
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            1.10%          1.13%          1.17%          1.19%
   After reimbursement of expenses by Advisor(2) . . .            1.10%          1.07%(3)       1.00%          1.00%
Ratios of net investment income to average net assets:
   Before reimbursement of expenses by Advisor(2). . .            2.38%          2.70%          2.79%          2.56%
   After reimbursement of expenses by Advisor(2) . . .            2.38%          2.76%          2.96%          2.73%
Portfolio Turnover(1)  . . . . . . . . . . . . . . . .           24.84%         34.69%         34.29%          0.72%
Average Commission Rate Paid . . . . . . . . . . . . .       $  0.0510       $ 0.0576        $0.0596            N/R

-----------------------------------------------------
   (1)    Not annualized.
   (2)    Annualized.
   (3) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 1.00% to 1.10% on February 28, 1997.
   (a) Chicago Trust Balanced Fund (formerly the Chicago Trust Asset Allocation Fund) commenced investment operations on September 21, 1995.
N/R: Not required.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------

                                                                         MONTAG & CALDWELL BALANCED FUND
                                                             --------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED           YEAR           YEAR         PERIOD
                                                               04/30/98         ENDED          ENDED         ENDED
                                                             (UNAUDITED)      10/31/97       10/31/96     10/31/95(a)
                                                             --------------------------------------------------------
Net Asset Value, Beginning of Period . . . . . . . . .       $   16.01       $  14.29       $  12.12      $   10.00
                                                             ---------       --------       --------      ---------
   INCOME FROM INVESTMENT OPERATIONS:
     Net investment income . . . . . . . . . . . . . .            0.13           0.25           0.27           0.26
     Net realized and unrealized gain on
       investments . . . . . . . . . . . . . . . . . .            1.94           2.93           2.17           2.09
                                                             ---------       --------       --------      ---------
          Total from investment operations . . . . . .            2.07           3.18           2.44           2.35
                                                             ---------       --------       --------      ---------

   LESS DISTRIBUTIONS:
     Distributions from and in excess of net
       investment income . . . . . . . . . . . . . . .           (0.13)         (0.25)         (0.27)         (0.23)
     Distributions from net realized gain on
       investments . . . . . . . . . . . . . . . . . .           (0.38)         (1.21)            --             --
                                                             ---------       --------       --------      ---------
          Total distributions  . . . . . . . . . . . .           (0.51)         (1.46)         (0.27)         (0.23)
                                                             ---------       --------       --------      ---------
Net increase in net asset value  . . . . . . . . . . .            1.56           1.72           2.17           2.12
                                                             ---------       --------       --------      ---------
Net Asset Value, End of Period . . . . . . . . . . . .       $   17.57       $  16.01       $  14.29      $   12.12
                                                             ---------       --------       --------      ---------
                                                             ---------       --------       --------      ---------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . .          13.34%         24.26%         20.37%         23.75%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . .       $ 139,671       $ 82,719       $ 31,473      $  21,908
Ratios of expenses to average net assets:
   Before reimbursement of expenses by Advisor(2). . .           1.25%          1.33%          1.58%          2.50%
   After reimbursement of expenses by Advisor(2) . . .           1.25%          1.25%          1.25%          1.25%
Ratios of net investment income
   to average net assets:
   Before reimbursement of expenses by Advisor(2). . .           1.72%          1.70%          1.83%          1.38%
   After reimbursement of expenses by Advisor(2) . . .           1.72%          1.78%          2.16%          2.63%
Portfolio Turnover(1). . . . . . . . . . . . . . . . .          35.23%         28.13%         43.58%         27.33%
Average Commission Rate Paid . . . . . . . . . . . . .       $  0.0564       $ 0.0591       $ 0.0644            N/R

-----------------------------------------------------
   (1)    Not annualized.
   (2)    Annualized.
   (a) Montag & Caldwell Balanced Fund commenced investment operations on November 2, 1994.
N/R: Not required.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                                    CHICAGO TRUST BOND FUND
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED        YEAR       YEAR        YEAR        PERIOD
                                                                   04/30/98       ENDED      ENDED       ENDED        ENDED
                                                                  (UNAUDITED)   10/31/97   10/31/96    10/31/95    10/31/94(a)
                                                                  -----------   --------   --------    --------    -----------

Net Asset Value, Beginning of Period . . . . . . . . . . . .         $  10.13   $   9.89    $  9.94     $  9.21        $ 10.00
                                                                     --------   --------    -------     -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income  . . . . . . . . . . . . . . . . .             0.31       0.61       0.60        0.60           0.50
    Net realized and unrealized gain (loss) on
     investments . . . . . . . . . . . . . . . . . . . . . .             0.01       0.23      (0.05)       0.73          (0.82)
                                                                     --------   --------    -------     -------        -------
      Total from investment operations . . . . . . . . . . .             0.32       0.84       0.55        1.33          (0.32)
                                                                     --------   --------    -------     -------        -------

  LESS DISTRIBUTIONS FROM AND IN EXCESS
   OF NET INVESTMENT INCOME  . . . . . . . . . . . . . . . .            (0.31)     (0.60)     (0.60)      (0.60)         (0.47)
                                                                     --------   --------    -------     -------        -------
      Total distributions  . . . . . . . . . . . . . . . . .            (0.31)     (0.60)     (0.60)      (0.60)         (0.47)
                                                                     --------   --------    -------     -------        -------
Net increase (decrease) in net asset value . . . . . . . . .             0.01       0.24      (0.05)       0.73          (0.79)
                                                                     --------   --------    -------     -------        -------
Net Asset Value, End of Period . . . . . . . . . . . . . . .         $  10.14   $  10.13    $  9.89     $  9.94        $  9.21
                                                                     --------   --------    -------     -------        -------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . . . .             3.23%      8.84%      5.76%      14.89%         (3.23)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . . . .         $141,727   $120,532    $79,211     $70,490        $12,546
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             0.97%      1.02%      1.10%       1.54%          2.02%
  After reimbursement of expenses by Advisor(2). . . . . . .             0.80%      0.80%      0.80%       0.80%          0.80%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             5.82%      6.02%      5.89%       5.78%          4.83%
  After reimbursement of expenses by Advisor(2). . . . . . .             5.99%      6.24%      6.19%       6.52%          6.05%
Portfolio Turnover(1)  . . . . . . . . . . . . . . . . . . .            21.71%     17.76%     41.75%      68.24%         20.73%

---------------
 (1)  Not annualized.
 (2)  Annualized.
(a)   Chicago Trust Bond Fund commenced investment operations on December 13,
      1993.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                               CHICAGO TRUST MUNICIPAL BOND FUND
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED        YEAR       YEAR        YEAR        PERIOD
                                                                   04/30/98       ENDED      ENDED       ENDED        ENDED
                                                                  (UNAUDITED)   10/31/97   10/31/96    10/31/95    10/31/94(a)
                                                                  -----------   --------   --------    --------    -----------

Net Asset Value, Beginning of Period . . . . . . . . . . . .          $ 10.19    $ 10.06    $ 10.08     $  9.56        $ 10.00
                                                                      -------    -------    -------     -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income  . . . . . . . . . . . . . . . . .             0.23       0.38       0.38        0.35           0.27
    Net realized and unrealized gain (loss) on
     investments . . . . . . . . . . . . . . . . . . . . . .            (0.06)      0.12      (0.02)       0.52          (0.46)
                                                                      -------    -------    -------     -------        -------
      Total from investment operations . . . . . . . . . . .             0.17       0.50       0.36        0.87          (0.19)
                                                                      -------    -------    -------     -------        -------

  LESS DISTRIBUTIONS FROM AND IN EXCESS
   OF NET INVESTMENT INCOME  . . . . . . . . . . . . . . . .            (0.21)     (0.37)     (0.38)      (0.35)         (0.25)
    Distributions from net realized gain on investments. . .               --         --         --          --             --
                                                                      -------    -------    -------     -------        -------
      Total distributions  . . . . . . . . . . . . . . . . .            (0.21)     (0.37)     (0.38)      (0.35)         (0.25)
                                                                      -------    -------    -------     -------        -------
Net increase (decrease) in net asset value . . . . . . . . .            (0.04)      0.13      (0.02)       0.52          (0.44)
                                                                      -------    -------    -------     -------        -------
Net Asset Value, End of Period . . . . . . . . . . . . . . .          $ 10.15    $ 10.19    $ 10.06     $ 10.08        $  9.56
                                                                      -------    -------    -------     -------        -------
                                                                      -------    -------    -------     -------        -------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . . . .             1.70%      5.13%      3.59%       9.29%         (1.92)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . . . .          $12,867    $12,379    $11,186     $11,679        $10,462
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             1.47%      1.64%      1.53%       2.16%          2.09%
  After reimbursement of expenses by Advisor(2). . . . . . .             0.63%(3)   0.90%      0.90%       0.90%          0.90%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             3.27%      3.00%      3.11%       2.37%          1.90%
  After reimbursement of expenses by Advisor(2). . . . . . .             4.11%      3.74%      3.74%       3.63%          3.09%
Portfolio Turnover(1)  . . . . . . . . . . . . . . . . . . .            12.00%     16.19%     27.47%      42.81%         14.85%

---------------
 (1)  Not annualized.
 (2)  Annualized.
 (3) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 0.90% to 0.10% on February 27, 1998.
(a) Chicago Trust Municipal Bond Fund commenced investment operations on December 13, 1993.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
FINANCIAL HIGHLIGHTS                                              APRIL 30, 1998
--------------------------------------------------------------------------------


                                                                                CHICAGO TRUST MONEY MARKET FUND
                                                                  ------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED        YEAR       YEAR        YEAR        PERIOD
                                                                   04/30/98       ENDED      ENDED       ENDED        ENDED
                                                                  (UNAUDITED)   10/31/97   10/31/96    10/31/95    10/31/94(a)
                                                                  -----------   --------   --------    --------    -----------

Net Asset Value, Beginning of Period . . . . . . . . . . . .         $   1.00   $   1.00   $   1.00    $   1.00       $   1.00
                                                                     --------   --------   --------    --------       --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income  . . . . . . . . . . . . . . . . .             0.03       0.05       0.05        0.05           0.03
                                                                     --------   --------   --------    --------       --------

  LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME  . . . . . .            (0.03)     (0.05)     (0.05)      (0.05)         (0.03)
                                                                     --------   --------   --------    --------       --------
Net Asset Value, End of Period . . . . . . . . . . . . . . .         $   1.00   $   1.00   $   1.00    $   1.00       $   1.00
                                                                     --------   --------   --------    --------       --------
                                                                     --------   --------   --------    --------       --------

TOTAL RETURN(1). . . . . . . . . . . . . . . . . . . . . . .             2.59%      5.15%      5.14%       5.56%          3.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's) . . . . . . . . . . . .         $240,671   $238,551   $226,536    $206,075       $122,929
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             0.53%      0.56%      0.59%       0.63%          0.64%
  After reimbursement of expenses by Advisor(2). . . . . . .             0.51%(4)   0.50%      0.50%       0.43%(3)       0.40%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Advisor(2) . . . . . .             5.15%      5.00%      4.93%       5.24%          3.49%
  After reimbursement of expenses by Advisor(2). . . . . . .             5.17%      5.06%      5.02%       5.44%          3.73%

---------------
 (1)  Not annualized.
 (2)  Annualized.
 (3) The Advisor's expense reimbursement level, which affects the net expense ratio, changed from 0.40% to 0.50% on July 12, 1995.
 (4) As of February 27, 1998, the Advisor is no longer waiving fees or reimbursing expenses.
(a) Chicago Trust Money Market Fund commenced investment operations on December 14, 1993.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         APRIL 30, 1998
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES: The AlleghanyFunds (formerly
CT&T Funds) (the "Company") operate as a series company currently issuing eight series of shares of beneficial interest: Montag & Caldwell Growth Fund (the "Growth Fund"), Chicago Trust Growth & Income Fund (the "Growth & Income Fund"), Chicago Trust Talon Fund (the "Talon Fund"), Chicago Trust Balanced Fund (formerly Chicago Trust Asset Allocation Fund) (the "CT Balanced Fund"), Montag & Caldwell Balanced Fund (the "M&C Balanced Fund"), Chicago Trust Bond Fund (the "Bond Fund"), Chicago Trust Municipal Bond Fund (the "Municipal Bond Fund"), and Chicago Trust Money Market Fund (the "Money Market Fund") (each a "Fund" and collectively, the "Funds"). The Company constitutes an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Company was organized as a Delaware business trust on September 10, 1993.

The Growth Fund seeks long-term capital appreciation consistent with investments primarily in a combination of equity, convertible, fixed income, and short-term securities. Capital appreciation is emphasized, and generation of income is secondary. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994. Effective June 28, 1996, the Fund offered two classes of shares: Class I (Institutional) shares and Class N (Retail) shares.

The Growth & Income Fund seeks long-term total return through a combination of capital appreciation and current income. In seeking to achieve its investment objective, the Fund invests primarily in common stocks, preferred stocks, securities convertible into common stocks, and fixed income securities. The Chicago Trust Company ("Chicago Trust") is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Talon Fund seeks long-term total return through capital appreciation. The Fund invests primarily in stocks of companies with capitalization levels believed by Talon Asset Management, Inc. ("Talon") to have prospects for capital appreciation. The Fund, which commenced investment operations on September 19, 1994, may also invest in preferred stock and debt securities, including those which may be convertible into common stock. Chicago Trust is the Investment Advisor for the Fund with Talon as Sub-Investment Advisor.

The CT Balanced Fund seeks growth of capital with current income through asset allocation. The Fund seeks to achieve this objective by holding a varying combination of generally two or more of the following investment categories: common stocks (both dividend and non-dividend paying); preferred stocks; convertible preferred stocks; fixed income securities, including bonds and bonds convertible into common stocks; and short-term interest-bearing obligations. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on September 21, 1995.

The M&C Balanced Fund seeks long-term total return through investment primarily in a combination of equity, fixed income, and short-term securities. The allocation between asset classes may vary over time in accordance with the expected rates of return of each asset class; however, primary emphasis is placed upon selection of particular investments as opposed to allocation of assets. Montag & Caldwell, Inc. is the Investment Advisor for the Fund, which commenced investment operations on November 2, 1994.

The Bond Fund seeks high current income consistent with what Chicago Trust believes to be prudent risk of capital. The Fund primarily invests in a broad range of bonds and other fixed income securities (bonds and debentures) with an average weighted portfolio maturity between three and ten years. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Municipal Bond Fund seeks a high level of current interest income exempt from Federal income taxes consistent with the conservation of capital. The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified portfolio of municipal debt obligations. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 13, 1993.

The Money Market Fund seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund seeks to achieve its objective by investing in short-term, high quality, U.S. dollar-denominated money market instruments. Chicago Trust is the Investment Advisor for the Fund, which commenced investment operations on December 14, 1993.

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)             APRIL 30, 1998
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     (1) SECURITY VALUATION: For the Growth Fund, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund and the M&C Balanced Fund, equity securities and index options traded on a national exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price at the close of the respective exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. For the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond Fund, fixed income securities, except short-term, are valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. When fair market value quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. For all Funds, short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value. Under the amortized cost method, discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     (2) REPURCHASE AGREEMENTS: Each Fund may enter into repurchase agreements with financial institutions deemed to be credit worthy by the Fund's Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

     (3) DERIVATIVE FINANCIAL INSTRUMENTS: A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index. A Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of a Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation on investments. Upon disposition, a realized gain or loss is recognized accordingly, except for exercised option contracts where the recognition of gain or loss is postponed until the disposal of the security underlying the option contract.

     An option contract gives the buyer the right, but not the obligation to buy
     (call) or sell (put) an underlying item at a fixed exercise price during a specified period. These contracts are used by a Fund to manage the portfolio's effective maturity and duration.

     Transactions in purchased options for the Chicago Trust Talon Fund for the six months ended April 30, 1998 were as follows:

                                                                            CONTRACTS       PREMIUM
                                                                            ---------      ---------
Outstanding at October 31, 1997 . . . . . . . . . . . . . . . . . . .              50      $(120,125)
Options purchased (Net) . . . . . . . . . . . . . . . . . . . . . . .              --             --
Options exercised or terminated in closing transactions (Net) . . . .             (50)       120,125
Options expired (Net) . . . . . . . . . . . . . . . . . . . . . . . .              --             --
                                                                            ---------      ---------
Outstanding at April 30, 1998 . . . . . . . . . . . . . . . . . . . .              --      $      --
                                                                            ---------      ---------

     (4) MORTGAGE BACKED SECURITIES: The CT Balanced Fund, the M&C Balanced Fund and the Bond Fund may invest in Mortgage Backed Securities (MBS), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. Most of the securities are guaranteed by federally sponsored agencies - Government National Mortgage Association (GNMA), Federal National Mortgage

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)             APRIL 30, 1998
--------------------------------------------------------------------------------

     Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). However, some securities may be issued by private, non-government corporations. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher.

     The CT Balanced Fund, the M&C Balanced Fund and the Bond Fund may also invest in Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICS). A CMO is a bond which is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid. A Planned Amortization Class (PAC) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk. Prepayment may shorten the stated maturity of the CMO and can result in a loss of premium, if any has been paid.

     The CT Balanced Fund and the Bond Fund may utilize Interest Only (IO) securities to increase the diversification of the portfolio and manage risk. An Interest Only security is a class of MBS representing ownership in the cash flows of the interest payments made from a specified pool of MBS. The cash flow on this instrument decreases as the mortgage principal balance is repaid by the borrower.

     (5) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

     (6) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 1997, the losses amounted to $91,110 for the Municipal Bond Fund and $25,289 for the Bond Fund, which will expire October 31, 2003 and October 31, 2005, respectively.

     Net realized gains or losses may differ for financial and tax reporting purposes for the Talon Fund, the M&C Balanced Fund and the Growth Fund primarily as a result of losses from wash sales which are not recognized for tax purposes until the corresponding shares are sold and as a result of gains or losses recognized for tax purposes on the mark-to-market of open options transactions at October 31, 1997.

     (7) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareowners are recorded on the ex-dividend date.

     (8) ORGANIZATION COSTS: The Funds have reimbursed the Advisors for certain costs incurred in connection with the Funds' and the Company's organization. The costs are being amortized on a straight-line basis over five years commencing on December 13, 1993 for the Growth & Income Fund, Bond Fund and the Municipal Bond Fund; December 14, 1993 for the Money Market Fund; September 19, 1994 for the Talon Fund; November 2, 1994 for the Growth Fund and the M&C Balanced Fund; and September 21, 1995 for the CT Balanced Fund.

     (9) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: With respect to the Growth Fund, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund and the M&C Balanced Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareowners annually. The Bond Fund and the Municipal Bond Fund distribute their respective net investment income to shareowners monthly and capital gains, if any,

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)             APRIL 30, 1998
--------------------------------------------------------------------------------

are distributed annually. The Money Market Fund declares dividends daily from its net investment income. The Money Market Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareowners that have elected the reinvestment option. Differences in dividends per share between classes of the Growth Fund are due to different class expenses. In January 1998, the Funds provided tax information to shareowners for the 1997 calendar year.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book and tax basis differences. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTE (C) SHARES OF BENEFICIAL INTEREST: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. At April 30, 1998, Chicago Trust and its affiliates owned 2,500 shares of the Growth & Income Fund, 2,500 shares of the Bond Fund and 1,002,500 shares of the Municipal Bond Fund.

NOTE (D) INVESTMENT TRANSACTIONS: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended April 30, 1998 were:

                              AGGREGATE        PROCEEDS FROM
                              PURCHASES           SALES
                           -------------       -------------
GROWTH FUND                $ 602,671,234       $ 215,263,985
GROWTH & INCOME FUND          94,607,485          71,845,502
TALON FUND                     9,872,486           7,289,690
CT BALANCED FUND              56,959,148          46,397,895
M&C BALANCED FUND             81,526,996          37,620,054
BOND FUND                     43,946,426          27,467,498
MUNICIPAL BOND FUND            1,932,888           1,472,537


NOTE (E) ADVISORY, ADMINISTRATION AND DISTRIBUTION SERVICES AGREEMENTS: Under various Advisory Agreements with the Funds, each Advisor provides investment advisory services to the Funds. The Funds will pay advisory fees at the following annual percentage rates of the average daily net assets of each Fund:
0.80% on the first $800,000,000 of average daily net assets and 0.60% of average daily net assets over $800,000,000 (effective February 27, 1998) for the Growth Fund, 0.70% for the Growth & Income Fund, 0.80% for the Talon Fund, 0.70% for the CT Balanced Fund, 0.75% for the M&C Balanced Fund, 0.55% for the Bond Fund, 0.60% for the Municipal Bond Fund and 0.40% for the Money Market Fund. These fees are accrued daily and paid monthly. The Advisors have voluntarily undertaken to reimburse the Growth Fund (Institutional Class and Retail Class), the Growth & Income Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond Fund for operating expenses which cause total expenses to exceed 0.98%, 1.30%, 1.10%, 1.30%, 1.10%, 1.25%, 0.80%, and 0.10%, respectively. Effective February 27, 1998, the expense reimbursement level for the Municipal Bond Fund changed from 0.90% to 0.10% and the Advisor for the Money Market Fund will no longer waive fees or reimburse expenses. Expense reimbursements may be terminated at the discretion of the Advisors. For the six months ended April 30, 1998, the Advisors reimbursed expenses of $22,595 for the Talon Fund, $116,618 for the Bond Fund, $52,819 for the Municipal Bond Fund and $24,451 for the Money Market Fund.

ALLEGHANY FUNDS
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)             APRIL 30, 1998
--------------------------------------------------------------------------------

Effective June 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") replaced FPS Services, Inc. as sub-administrator of the Funds. Chicago Trust is the Funds' Administrator. For services provided as the Funds' Administrator, Chicago Trust receives the following fees, which are paid in total to Investor Services Group.

                     Administration Fees                                         Custody Liaison Fees
                     -------------------                                         --------------------
  Fee (% of Funds' Aggregate     Average Daily Net Assets             Annual Fee             Average Daily Net Assets
  --------------------------     ------------------------             ----------             ------------------------
       daily net assets)                                              (per Fund)                    (per Fund)
       -----------------                                              ----------                    ----------
             0.060                    up to $2 billion                   $10,000                  up to $100 million
             0.045               $2 billion to $3.5 billion              $15,000             $100 million to $500 million
             0.040                    over $3.5 billion                  $20,000                   over $500 million

Effective June 1, 1997, First Data Distributors, Inc. Replaced FPS Broker Services, Inc. as principal underwriter and distributor of the Funds' shares. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Growth Fund Retail Class, the Growth & Income Fund, the Talon Fund, the CT Balanced Fund, the M&C Balanced Fund, the Bond Fund, and the Municipal Bond Fund have adopted a Plan of Distribution (the "Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% (currently, Chicago Trust Municipal Bond Fund's Rule 12b-1 fee is reduced to 0.10%) of each participating Fund's average daily net assets. The Growth Fund Institutional Class and the Money Market Fund do not have distribution plans.

For the six months ended April 30, 1998, the class specific expenses of the Growth Fund were:


                                                                        CLASS N (RETAIL)  CLASS I (INSTITUTIONAL)
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . .     $   136,242           $   9,232
Registration expenses . . . . . . . . . . . . . . . . . . . . . . . .         101,725              63,572
Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          14,023               7,391
Reports to shareowner expenses. . . . . . . . . . . . . . . . . . . .          17,182               9,908


Certain officers and Trustees of the Funds are also officers and directors of Chicago Trust. The Funds do not compensate its officers or affiliated Trustees. Effective January 1, 1998, the Company pays each unaffiliated Trustee $2,000 per Board of Trustees meeting attended and an annual retainer of $2,000.

                         This page left blank intentionally.

TRUSTEES
     Leonard F. Amari*
     Stuard D. Bilton, Chairman
     Dorothea C. Gilliam
     Gregory T. Mutz*
     Nathan Shapiro*
     *Unafilliated Trustee

ADVISORS
     The Chicago Trust Company
     171 North Clark Street
     Chicago, IL 60601-3294

     Montag & Caldwell, Inc.
     3343 Peachtree Road, NE, Suite 1100
     Atlanta, GA  30326-1022

SHAREOWNER
SERVICES
     First Data Investor Services Group, Inc.
     4400 Computer Drive
     Westborough, MA  01581

DISTRIBUTOR
     First Data Distributors, Inc.
     4400 Computer Drive
     Westborough, MA  01581




OFFICERS
     Kenneth C. Anderson, President
     David F. Seng, Senior Vice President
     Gerald F. Dillenburg, Vice President,
                  Secretary and Treasurer

CUSTODIAN
     Bankers Trust
     One Bankers Trust Place
     New York, NY  10001

LEGAL COUNSEL
     Sonnenschein Nath & Rosenthal
     8000 Sears Tower
     Chicago, IL  60606

AUDITOR
     KPMG Peat Marwick LLP
     303 East Wacker Drive
     Chicago, IL  60601


[LOGO]  ALLEGHANY FUNDS


Distributed by First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, 7/1/98

This report is submitted for general information of the shareowners of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

                           PART C - OTHER INFORMATION

Item 24.          Financial Statements and Exhibits:



(a)      Financial Statements

         Included in Part A:

                  Not Applicable



         Included in Part B:

                  Annual   Report  to   Shareowners   dated  October  31,  1997.
                  Semi-Annual Report to Shareowners dated April 30, 1998.


(b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):


(1) Trust Instrument dated September 10, 1993--Incorporated herein by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.


(2)  Copies of existing By-Laws--Incorporated herein by reference to Exhibit No.
     (2) to Registration Statement No. 33-68666 filed via EDGAR on
     February 22, 1996.

(3) Copies of any voting trust agreement--Not Applicable.

(4)  Copies  of  all   instruments   defining  the  rights  of  holders  of  the
     securities--Not Applicable.

(5) Copies of all investment advisory contracts:

     (a) Investment Advisory Agreements for CT&T Growth & Income Fund, CT&T Intermediate Fixed Income Fund, CT&T Intermediate Municipal Bond Fund, and CT&T Money Market Fund with Chicago Title and Trust Company, each dated November 30, 1993--Incorporated herein by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Investment Advisory Agreements for CT&T Talon Fund with Chicago Title and Trust Company, and Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund with Montag & Caldwell, Inc., each dated August 27, 1994--Incorporated herein by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Investment Advisory Agreement for CT&T Balanced Fund (formerly known as "CT&T Asset Allocation Fund") with Chicago Title and Trust Company, dated March 15, 1995--Incorporated herein by reference to Exhibit No.
         (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendments to Investment Advisory Agreements for each Series, each dated December 21, 1995, reflecting name changes of Series and Advisor--Incorporated herein by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

          Amendments to Investment Advisory Agreements for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund, each dated December 21, 1995--Incorporated herein by reference to Exhibit No. (5)(a) to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.



          Investment Advisory Agreement for Alleghany/Chicago Trust SmallCap Value Fund with Chicago Title and Trust Company*

          Investment Advisory Agreement for Alleghany/Veredus Aggressive Growth Fund with Veredus Asset Management LLC*




     (b) Amended and Restated Sub-Investment Advisory Agreement for CT&T Talon Fund with Talon Asset Management, Inc., dated December 21, 1995--Incorporated herein by reference to Exhibit No. 5(b) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1997.


     (c) Amended and Restated Guaranty Agreement dated December 23, 1996, between Chicago Title and Trust Company and CT&T Funds--Incorporated herein by reference to Exhibit No. 5(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.



     (d) Investment Advisory Assignment dated October 30, 1995, between and among Chicago Title and Trust Company, The Chicago Trust Company, and CT&T Funds--Incorporated herein by reference to Exhibit No. (5)(d) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     (e) Master Services Agreement dated October 30, 1995, between Chicago Title and Trust Company and certain of its subsidiaries--Incorporated herein by reference to Exhibit No. (5)(e) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

(6) Copies of each underwriting or distribution contract:

     (a) Underwriting Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993--Incorporated herein by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

          Amendment dated December 21, 1995 to Underwriting Agreement, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment  dated June 13, 1996 to  Underwriting  Agreement,  reflecting
         creation  of  multiple   class--Incorporated  herein  by  reference  to
         Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

     (b) Underwriter Compensation Agreement for all Funds with FPS Broker Services, Inc., dated November 30, 1993--Incorporated herein by reference to Exhibit No. (6)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Underwriter Compensation Agreement, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (6)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.



     (c) Distribution Agreement dated June 1, 1997 between CT&T Funds and First Data Distributors, Inc.--Incorporated herein by reference to Exhibit No. 6(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

          Amendment to Distribution Agreement between Alleghany Funds and First Data Distributors, Inc.*



(7) Copies of all bonus, profit sharing, pension or other similar contracts--Not Applicable.

(8) Copies of all custodian agreements:



     (a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997--Incorporated herein by reference to Exhibit No. 8(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

          Amendment to Custodian Agreement between Alleghany Funds and Bankers Trust Company*

     (b) Custody Administration and Agency Agreement for all CT&T Funds with FPS Services, Inc., with respect to UMB Bank, N.A., dated December 8, 1994--Incorporated herein by reference to Exhibit (8)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.



          Amendment dated December 21, 1995 to Custody Administration and Agency Agreement, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (8)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Custody Administration and Agency Agreement, reflecting creation of multiple class--Incorporated herein by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

 (9) Copies of all other material contracts not made in the ordinary course of business which are to be performed:



      (a)Transfer Agency and Services Agreement between CT&T Funds and First Data Investor Services Group, Inc., dated June 1, 1997--Incorporated herein by reference to Exhibit No. 9(a) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

          Amendment to Transfer Agency and Services Agreement between Alleghany Funds and First Data Investor Services Group, Inc.*

     (b) Administration Agreement between the Company and Chicago Title and Trust Company, dated June 15, 1995--Incorporated herein by reference to Exhibit No. (9)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

          Amendment  dated  December  21,  1995  to  Administration   Agreement,
          reflecting name changes of certain Series and the Administrator--Incorporated herein by reference to Exhibit No. (9)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Administration  Agreement,  reflecting
         creation  of  multiple   class--Incorporated  herein  by  reference  to
         Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

          Amendment to Administration Agreement between Alleghany Funds and Chicago Title and Trust Company*

          (c)Sub-Administration Agreement between First Data Investor Services Group, Inc. and The Chicago Trust Company, dated June 1,
          1997--Incorporated herein by reference to Exhibit No. 9(c) to Registration Statement No. 33-68666 filed via EDGAR on February 27, 1998.

          Amendment to Sub-Administration Agreement with Alleghany Funds and First Data Investor Services Group, Inc.*




          (d)Accounting Services Agreement between CT&T Funds and FPS Services, Inc., dated November 30, 1993--Incorporated herein by reference to Exhibit No. (9)(c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated December 21, 1995 to Accounting Services Agreement, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (9)(c) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment dated June 13, 1996 to Accounting Services Agreement, reflecting creation of multiple class--Incorporated herein by Reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.

(10) Consent of Counsel--Not Applicable.

(11) Copies of any other opinions, appraisals or rulings.

     (a) Consent of Independent Auditors*

(12) All financial statements omitted from Item 23--Not Applicable.

(13) Copies  of any  agreements  or  understandings  made in  consideration  for
     providing  the  initial  capital  between  or  among  the   Registrant--Not
     Applicable.

(14) Copies of the model plan--Not Applicable.

(15) Copies of any plan or agreement entered into by Registrant pursuant to Rule 12b-1:

     (a) Distribution and Service Plan for all Funds except Chicago Trust Money Market Fund, with FPS Broker Services, Inc.--Incorporated herein by reference to Exhibit No. (15)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

          Amendment to Distribution and Service Plan dated December 21, 1995, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (15)(a) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

     (b) Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services for all Funds except Money Market Fund, with FPS Broker Services, Inc.--Incorporated herein by reference to Exhibit No. (15)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.

         Amendment to Servicing Agreement for Distribution Assistance and Shareholder Administrative Support Services dated December 21, 1995, reflecting name changes to certain Series--Incorporated herein by reference to Exhibit No. (15)(b) to Registration Statement No. 33-68666 filed via EDGAR on February 22, 1996.



          (c) Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1*

(16) Schedules for Computations of Performance Quotations--Incorporated herein by reference to Registration Statement No. 33-68666 filed via EDGAR on April 16, 1996.


(17) Electronic Filers--Financial Data Schedules*

(18) Amended Multiple Class Plan pursuant to Rule 18f-3*




Item 25.          Persons Controlled by or under Common Control with Registrant:

                  None.


Item 26.          Number of Holders of Securities as of August 1, 1998:




         ----------------------------------------------------- -------------
              Montag & Caldwell Growth Fund Class N               10,592
         ----------------------------------------------------- -------------
         ----------------------------------------------------- -------------
              Montag & Caldwell Growth Fund Class I                  223
         ----------------------------------------------------- -------------
         ----------------------------------------------------- -------------
              Chicago Trust Growth & Income Fund                  2,889
         ----------------------------------------------------- -------------
         ----------------------------------------------------- -------------
              Chicago Trust Talon Fund                            1,121
         ----------------------------------------------------- -------------
         ----------------------------------------------------- -------------
              Chicago Trust Balanced Fund                            404
          ----------------------------------------------------- -------------
          ----------------------------------------------------- -------------
               Montag & Caldwell Balanced Fund                     1,116
          ----------------------------------------------------- -------------
          ----------------------------------------------------- -------------
               Chicago Trust Bond Fund                                572
          ----------------------------------------------------- -------------
          ----------------------------------------------------- -------------
               Chicago Trust Municipal Bond Fund                      104
          ----------------------------------------------------- -------------
          ----------------------------------------------------- -------------
               Chicago Trust Money Market Fund                     1,021
          ----------------------------------------------------- ----------


Item 27.          Indemnification:

     Section 10.2 of the Registrant's Trust Instrument provides as follows:

                  10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.


                  The Trust shall indemnify of fires, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

     Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

                  10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

     In addition, Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.


Item 28.          Business and Other Connections of Advisors and Sub-Advisor:

     The Chicago Trust Company conducts a general financial services business in four areas. The institutional investment management group manages equity and fixed income institutional assets in excess of $6.0 billion, primarily in employee benefit plans, foundation accounts and insurance company accounts. The employee benefits services group offers profit sharing plans, matching savings plans, money purchase pensions and consulting services, and has become one of the leading providers of 401 (k) salary deferral plans to mid-sized companies. The personal trust and investment services group provides investment management and trust and estate planning primarily for accounts in the $500,000 to $10 million range. The real estate trust services group provides the means whereby real estate can be conveyed to a trustee while reserving to the beneficiaries the full management and control of the property. This group also facilitates tax-deferred exchanges of income-producing real property.

     Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals.

     At Talon Asset Management, Mr. Terry Diamond is Chairman and a Director, Mr. Alan R. Wilson is President and a Director, and Barbara Rumminger, Secretary, are, respectively, Chairman and a Director, President and a Director, and Secretary of Talon Securities, Inc., One North Franklin Street, Chicago, Illinois, a registered broker dealer. Mr. Diamond is also a director of Amli Realty Company, 125 South Wacker Drive, Chicago Illinois, a private real estate investment company.

     [Veredus Asset Management information will be filed by amendment]

The directors and officers of the Trust's Investment Advisors and Sub-Investment Advisor are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession vocation or employment of a substantial nature.

THE CHICAGO TRUST COMPANY

---------------------------- -------------------------------- ------------------------------------------------------
NAME                         TITLE/POSITION                   OTHER BUSINESS
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Richard P. Toft              Director                         Director and Chairman, Chicago Title and Trust
                                                              Company; Director, Chairman and Chief Executive
                                                              Officer, Alleghany Asset Management, Inc.; Director
                                                              of Chicago Title Insurance Co., Director, The
                                                              Chicago Trust Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Allan P. Kirby, Jr.          Director                         President, Liberty Square, Inc.; Director, Alleghany
                                                              Corporation; Director, Chicago Title and Trust
                                                              Company; Director, Chicago Title Insurance Company;
                                                              Director, Kirby Investments, Inc.; Director, The
                                                              Chicago Trust Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Anthony  Kuklin                                               Director Partner  of  Paul,
                                                              Weiss,    Rifkind, Wharton  &
                                                              Garrison; Director,  Chicago
                                                              Title   and  Trust Company; Director,
                                                              Chicago      Title  Insurance Company;
                                                              Director,  The Chicago      Trust
                                                              Company.

---------------------------- -------------------------------- ------------------------------------------------------






---------------------------- -------------------------------- ------------------------------------------------------
M. Leanne Lachman            Director                         Managing Director, Schroder Real Estate Associates;
                                                              Director, Chicago Title and Trust Company; Director,
                                                              Chicago Title Insurance Company; Director, The
                                                              Chicago Trust Company.

---------------------------- -------------------------------- ------------------------------------------------------





---------------------------- -------------------------------- ------------------------------------------------------
NAME                         TITLE/POSITION                   OTHER BUSINESS
---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Dana G. Leavitt              Director                         President, Leavitt Management Company; Director,
                                                              Chicago Title and Trust Company; Director, Chicago
                                                              Title Insurance Company; Director, The Chicago Trust
                                    Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Lawrence F. Levy             Director                         Chairman, The Levy Organization; Director, Chicago
                                                              Title and Trust Company; Director, Chicago Title
                                                              Insurance Company; Director, The Chicago Trust
                                    Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Robert Riley                                                  Director President and Chief    Executive
                                                              Officer  of Leggat McCall Properties;
                                                              Director,  Chicago Title   and  Trust
                                                              Company; Director, Chicago      Title
                                                              Insurance Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Steven Newman                Director                         Chairman, President and Chief Executive Officer, URC
                                                              Holdings Corporation; Director, Chicago Title and
                                                              Trust Company; Director, Chicago Title Insurance
                                    Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Margaret P. MacKimm          Director                         Director, Woolworth Corporation; Director, E.I.
                                                              DuPont deNemours & Company; Director, Chicago Title
                                                              and Trust Company; Director, Chicago Title Insurance
                                    Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Walter D. Scott              Director                         Professor of Management, J.L. Kellogg Graduate
                                                              School of Management, Northwestern University;
                                                              Director, Chicago Title and Trust Company; Director,
                                                              Chicago Title Insurance Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
Earl L. Neal                 Director                         Principal Attorney, Earl L. Neal and Associates;
                                                              Director, Chicago Title and Trust Company; Director,
                                                              Chicago Title Insurance Company.

---------------------------- -------------------------------- ------------------------------------------------------
---------------------------- -------------------------------- ------------------------------------------------------
John J. Rau                  Director                         President and Chief Executive Officer, Chicago Title
                                                              and Trust Company; Director, President and Chief
                                                              Executive Officer of Chicago Title Insurance Company
                                                              and Ticor Title Insurance Company; Director,
                                                              Chairman and President, Security Union Title
                                                              Insurance Company; Director, Ticor Title Guaranty
                                                              Company.


---------------------------- -------------------------------- --------------

INSTITUTIONAL INVESTMENT GROUP:

---------------------------- -------------------------------- -------------
Charles F. Henderson         Executive Vice President
                             and Chief Investment Officer
---------------------------- -------------------------------- ------------
---------------------------- -------------------------------- ------------
Carla V. Stracten            Senior Vice President
---------------------------- -------------------------------- ------------
---------------------------- -------------------------------- ------------
Frederick W. Englmann        Senior Vice President
---------------------------- -------------------------------- -------------
---------------------------- -------------------------------- -------------
David J. Cox                 Vice President
---------------------------- -------------------------------- -------------
Thomas J. Marthaler           Vice President
---------------------------- -------------------------------- -------------
Lois A. Pasquale              Vice President
---------------------------- -------------------------------- -------------
Bernard F. Myszkowski         Vice President
---------------------------- -------------------------------- -------------
Jerold L. Stodden             Vice President
---------------------------- -------------------------------- -------------
Nance Scinto                  Vice President

---------------------------- -------------------------------- -------------

MUTUAL FUNDS:

---------------------------- -------------------------------- ---------------
---------------------------- -------------------------------- ----------------
Kenneth C. Anderson          Senior Vice President
---------------------------- -------------------------------- ----------------
Stephen Ferrone              Senior Vice President
--------------------------- -------------------------------- ---------------
Gerald F. Dillenburg         Vice President

OPERATIONS AND FINANCIAL PLANNING:

------------------------------------------------------------- ---------------
---------------------------- -------------------------------- ---------------
Skip Neuman                  Senior Vice President and
                             Chief Financial Officer




PERSONAL TRUST & INVESTMENT SERVICES:

------------------------------------------------------------- --------------
---------------------------- -------------------------------- ----------
Addix Harbage          Executive Vice President
---------------------------- -------------------------------- -----------
---------------------------- -------------------------------- --------------
Hubert A. Adams              Senior Vice President
---------------------------- -------------------------------- -------------
---------------------------- -------------------------------- -------------
Alan B. Shidler              Senior Vice President
---------------------------- -------------------------------- --------------
---------------------------- -------------------------------- ----------------
Stephen Ferrone              Senior Vice President
---------------------------- -------------------------------- ----------------
George Vanden Vennett        Senior Vice President------------- -------------
---------------------------- -------------------------------- ----------------
Joan M. Giardina             Vice President
---------------------------- -------------------------------- ----------------
---------------------------- -------------------------------- ----------------
Roger A. Meier               Vice President
---------------------------- -------------------------------- ----------------
---------------------------- -------------------------------- ----------------
Joan M. Perkins              Vice President
---------------------------- -------------------------------- ----------------
---------------------------- -------------------------------- ----------------
G. Rammelt           Vice President
---------------------------- -------------------------------- ----------------
-

REAL ESTATE SERVICES:
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
B. Wyckliffe Pattishall, Jr.               Executive Vice President
------------------------------------------ -----------------------------------
------------------------------------------ ----------------------------------
James Benson                               Vice President
------------------------------------------ ---------------------------------
------------------------------------------ -------------------------------
Naomi Weitzel                              Vice President
------------------------------------------ ----------------------------------
------------------------------------------ ----------------------------------
Mary Cunningham-Watson                     Vice President
------------------------------------------ ---------------------------------

-----------------------------------------------------------------------------
RETIREMENT TRUST RESOURCES:
--------------------------------------------------------------------------
------------------------------------------- --------------------------------
Terry L. Zirkle                             Senior Vice President
------------------------------------------- --------------------------------
------------------------------------------- ----------------------------------
Mark D. Berman                              Vice President
------------------------------------------- -------------------------------
------------------------------------------- ---------------------------------
Daniel R. Joyce                             Vice President
------------------------------------------- ---------------------------------
------------------------------------------- --------------------------------
Michael Lambert                             Vice President
------------------------------------------- ----------------------------------
------------------------------------------- --------------------------------
Karen Fisher Prange                         Vice President
------------------------------------------- --------------------------------
------------------------------------------- ----------------------------------
Ronald S. Quesenberry                       Vice President
------------------------------------------- ----------------------------------
------------------------------------------- ----------------------------------
Jeanne D. Reder                             Vice President
------------------------------------------- -----------------------------------
------------------------------------------- -----------------------------------
Robert F. Stuark                            Vice President
------------------------------------------- ---------------------------------

MONTAG & CALDWELL, INC.

------------------------------------------ ---------------------------------
Solon P. Patterson                       Chairman of the Board, Chief Executive
                                           Officer and Treasurer
------------------------------------------ ---------------------------------
------------------------------------------ -----------------------------------
Stuart D. Bilton                           Director
------------------------------------------ ------------------------------------
------------------------------------------ -----------------------------------
David B. Cumming                           Director
------------------------------------------ ---------------------------
------------------------------------------ ----------------------------------
Ronald E. Canakaris                       President and Chief Investment Officer
------------------------------------------ ------------------------------------
------------------------------------------ -----------------------------------
David F. Seng                              Executive Vice President and Chief
                                           Operating Officer
------------------------------------------ ------------------------------------
------------------------------------------ -----------------------------------
Elizabeth C. Chester                       Vice President and Secretary
------------------------------------------ ------------------------------------
------------------------------------------ ----------------------------------
Homer W. Whitman, Jr.                      Senior Vice President
------------------------------------------ ----------------------------------
------------------------------------------ ----------------------------------
Janet B. Bunch                             Vice President
------------------------------------------ ---------------------------------
------------------------------------------ -------------------------------------
Debra Bunde Comsudes                       Vice President
------------------------------------------ ----------------------------------
------------------------------------------ ---------------------------------
Jane R. Davenport                          Vice President
------------------------------------------ --------------------------------
------------------------------------------ -----------------------------------
James L. Deming                            Vice President
------------------------------------------ -----------------------------------
------------------------------------------ ----------------------------------
Charlotte F. Fox                           Vice President
------------------------------------------ ----------------------------------
------------------------------------------ -------------------------------
Brion D. Friedman                          Vice President
------------------------------------------ ----------------------------------
------------------------------------------ ----------------------------------
Richard W. Haining                         Vice President
------------------------------------------ ----------------------------------
Charles Jefferson Hagood                   Vice President
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
Grover C. Maxwell, III                     Vice President
------------------------------------------ -----------------------------------
------------------------------------------ -----------------------------------
William A. Vogel                           Vice President
------------------------------------------ ----------------------------------
------------------------------------------ ---------------------------------
Rebecca M. Keister                         Vice President
------------------------------------------ ---------------------------------

TALON ASSET MANAGEMENT, INC.

------------------------------------------ ------------------------------------------ ------------------------------
Terry D. Diamond                           Chairman                                   Director of Amli Realty
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Alan R. Wilson                             President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Barbara L. Rumminger                       Treasurer
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Bernard H. Kailin                          Vice President
------------------------------------------ ------------------------------------------ ------------------------------
------------------------------------------ ------------------------------------------ ------------------------------
Sophia A. Erskine                          Corporate Secretary
------------------------------------------ ------------------------------------------ ------------------------------


Item 29.          Principal Underwriter:



               (a) First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acts as Distributor for ABN AMRO Funds pursuant to a distribution agreement dated February 26, 1998. The Distributor also acts as underwriter for Alleghany Funds, BT Insurance Funds Trust, First Choice Funds Trust, Forward Funds, Inc., The Galaxy Fund, Galaxy VIP Fund, Galaxy Fund II, IBJ Funds Trust, Light Index Fund, Inc., Panorama Trust, Undiscovered Managers Funds, and Wilshire Target Funds, Inc. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

                  (b) The information required by this Item 29(b) with respect to each director, officer, or partner of First Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

                  (c)      Not Applicable.


Item 30.          Location of Accounts and Records:


                  All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisors as listed below, except for those maintained by the Fund's Custodian, UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106, and the Fund's Sub-Administrator, Transfer, Redemption, Dividend Disbursing and Accounting Agent, First Data Investor Services Group, Inc., 53 State Street, Boston, MA 02109.

                    The Chicago Trust Company       Montag & Caldwell, Inc.       Talon Asset Management, Inc.
                    171 North Clark Street          3343 Peachtree Road, N.E.     One North Franklin
                    Chicago, IL  60601              Atlanta, GA  30326            Chicago, IL  60606



Item 31.          Management Services:

                  Not Applicable.

Item 32.          Undertakings:


                           (a)      Not Applicable.

                  (a)       Not Applicable due to Rule changes.

                  (b) The Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of
                           Section 16(c) of the 1940 Act, as amended, relating to communications with the shareholders of certain common-law trusts.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 21st day of August, 1998.

                                 ALLEGHANY FUNDS


                                                   By: KENNETH C. ANDERSON
                                                 Kenneth C. Anderson, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Alleghany Funds has been signed below by the following person in his or her capacity and on the 21st day of August, 1998.

Signature                                                     Capacity

STUART D. BILTON                                    Chairman, Board of Trustees
Stuart D. Bilton


DOROTHEA C. GILLIAM                                           Trustee
Dorothea C. Gilliam


NATHAN SHAPIRO                                                Trustee
Nathan Shapiro


GREGORY T. MUTZ                                               Trustee
Gregory T. Mutz


LEONARD F. AMARI                                              Trustee
Leonard F. Amari


KENNETH C. ANDERSON                                           President
Kenneth C. Anderson
(Principal Executive Officer)


GERALD F. DILLENBURG                   Secretary, Treasurer and Vice President
Gerald F. Dillenburg
(Principal Accounting & Financial Officer)